UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act File Number: 811-07988

LORD ABBETT INVESTMENT TRUST

(Exact name of Registrant as specified in charter)

90 Hudson Street, Jersey City, NJ 07302

(Address of principal executive offices) (Zip code)

Thomas R. Phillips, Esq., Vice President & Assistant Secretary

90 Hudson Street, Jersey City, NJ 07302

(Name and address of agent for service)

Registrant’s telephone number, including area code: (800) 201-6984

Date of fiscal year end: 11/30

Date of reporting period: 8/31/11

Item 1:	Schedule of Investments.

Schedule of Investments (unaudited)

LORD ABBETT INVESTMENT TRUST-BALANCED STRATEGY FUND August 31, 2011

Investments	Shares	Fair Value (000)
INVESTMENTS IN UNDERLYING FUNDS(a) 100.00%

Lord Abbett Affiliated Fund, Inc. - Class I(b)	20,799,391	$217,354
Lord Abbett Bond Debenture Fund, Inc. - Class I(c)	17,515,959	132,771
Lord Abbett Research Fund, Inc. - Capital Structure Fund - Class I(d)	13,741,659	156,517
Lord Abbett Research Fund, Inc. - Classic Stock Fund - Class I(e)	5,889,287	157,008
Lord Abbett Investment Trust - Convertible Fund - Class I(f)	2,450,608	26,271
Lord Abbett Global Fund, Inc. - Emerging Markets Currency Fund (formerly, Developing Local Markets Fund) - Class I(g)	4,189,939	28,533
Lord Abbett Investment Trust - Floating Rate Fund - Class I(h)	11,434,682	101,083
Lord Abbett Investment Trust - High Yield Fund - Class I(c)	26,845,146	201,607
Lord Abbett Securities Trust - International Core Equity Fund - Class I(i)	5,551,592	64,732
Lord Abbett Securities Trust - International Dividend Income Fund - Class I(j)	21,029,350	172,651
Lord Abbett Mid-Cap Value Fund, Inc. - Class I(k)	4,101,449	64,024

Total Investments in Underlying Funds (cost $1,361,501,319)		1,322,551

	Principal Amount (000)
SHORT-TERM INVESTMENT 0.07%

Repurchase Agreement

Repurchase Agreement dated 8/31/2011, Zero Coupon due 9/1/2011 with Fixed Income Clearing Corp. collateralized by $955,000 of Federal National Mortgage Assoc. at 0.05% due 2/1/2012; value: $954,523; proceeds: $935,414 (cost $935,414)	$935	935

Total Investments in Securities 100.07% (cost $1,362,436,733)		1,323,486

Liabilities in Excess of Other Assets (0.07)%		(936)

Net Assets 100.00%		$1,322,550

(a)	Affiliated issuers (see Note 4).
(b)	Fund investment objective is long-term growth of capital and income without excessive fluctuations in market value.
(c)	Fund investment objective is to seek high current income and the opportunity for capital appreciation to produce a high total return.
(d)	Fund investment objective is to seek current income and capital appreciation.
(e)	Fund investment objective is growth of capital and growth of income consistent with reasonable risk.
(f)	Fund investment objective is to seek current income and the opportunity for capital appreciation to produce a high total return.
(g)	Fund investment objective is to seek high total return.
(h)	Fund investment objective is to seek a high level of current income.
(i)	Fund investment objective is to seek long-term capital appreciation.
(j)	Fund investment objective is to seek a high level of total return.
(k)	Fund investment objective is to seek capital appreciation through investments, primarily in equity securities, which are believed to be undervalued in the marketplace.

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

LORD ABBETT INVESTMENT TRUST-CONVERTIBLE FUND August 31, 2011

Investments	Shares (000)		Fair Value
LONG-TERM INVESTMENTS 91.48%

COMMON STOCKS 3.97%

Airlines 0.03%

Delta Air Lines, Inc.*	12		$90,164

Banks: Diversified 0.13%

Huntington Bancshares, Inc.	80		402,400

Chemicals 0.18%

Celanese Corp. Series A	12		564,120

Foods 1.46%

Archer-Daniels-Midland Co.	156		4,459,655

Health Equipment & Supply 0.25%

Life Technologies Corp.*	1		56,393
Medtronic, Inc.	20		701,400

Total			757,793

Health Services 0.03%

CardioNet, Inc.*	30		98,700

Miscellaneous: Financial 0.31%

SPDR S&P MidCap 400 ETF Trust	6		955,020

Miscellaneous: Media 0.07%

Interpublic Group of Cos., Inc. (The)	25		215,750

Oil: Integrated 0.95%

Continental Resources, Inc.*	15		838,350
Whiting Petroleum Corp.*	44		2,062,570

Total			2,900,920

Pharmaceuticals 0.26%

Mylan, Inc.*	36		741,153
Teva Pharmaceutical Industries Ltd. ADR	—	(a)	40,367

Total			781,520

Retail: Specialty 0.05%

Best Buy Co., Inc.	6		163,776

Semiconductors 0.05%

PMC-Sierra, Inc.*	25		152,250

Software - Applications & Systems 0.20%

Informatica Corp.*	15		614,166

Total Common Stocks (cost $12,914,672)			12,156,234

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST-CONVERTIBLE FUND August 31, 2011

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
CONVERTIBLE BONDS 68.03%

Advertising 2.23%

Interpublic Group of Cos., Inc. (The)	4.25%	3/15/2023	$5,100	$5,233,875
Omnicom Group, Inc.	Zero Coupon	7/1/2038	1,500	1,603,125

Total				6,837,000

Airlines 0.52%

AMR Corp.	6.25%	10/15/2014	2,120	1,597,950

Auto Parts 0.77%

Meritor, Inc. (Zero Coupon after 3/1/2016)~	4.625%	3/1/2026	2,775	2,369,156

Autos 1.52%

Ford Motor Co.	4.25%	11/15/2016	3,240	4,665,600

Beverages 2.33%

Central European Distribution Corp. (Poland)(b)	3.00%	3/15/2013	4,090	2,965,250
Molson Coors Brewing Co.	2.50%	7/30/2013	3,850	4,158,000

Total				7,123,250

Biotechnology 2.96%

Human Genome Sciences, Inc.	2.25%	8/15/2012	2,200	2,293,500
Illumina, Inc.	0.625%	2/15/2014	305	727,044
Incyte Corp.	4.75%	10/1/2015	1,475	2,944,468
InterMune, Inc.	5.00%	3/1/2015	150	242,250
Vertex Pharmaceuticals, Inc.	3.35%	10/1/2015	2,350	2,849,375

Total				9,056,637

Building Products 0.61%

Trex Co., Inc.	6.00%	7/1/2012	1,750	1,876,875

Commercial Services 0.36%

Fluor Corp.	1.50%	2/15/2024	500	1,103,750

Communications Equipment 1.93%

Alcatel-Lucent USA, Inc.	2.875%	6/15/2025	800	765,000
Ciena Corp.†	4.00%	3/15/2015	2,025	1,979,438
Ixia†	3.00%	12/15/2015	3,495	3,171,712

Total				5,916,150

Computers & Peripherals 1.56%

NetApp, Inc.	1.75%	6/1/2013	2,225	2,878,594
SanDisk Corp.	1.50%	8/15/2017	1,900	1,909,500

Total				4,788,094

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST-CONVERTIBLE FUND August 31, 2011

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Consumer Services 0.25%

Hertz Global Holdings, Inc.	5.25%	6/1/2014	$500	$766,250

Containers & Packaging 1.03%

Owens-Brockway Glass Container, Inc.†	3.00%	6/1/2015	3,500	3,145,625

Diversified Metals & Mining 1.54%

Alcoa, Inc.	5.25%	3/15/2014	300	627,000
Alpha Appalachia Holdings, Inc.	3.25%	8/1/2015	2,000	1,922,500
James River Coal Co.†	3.125%	3/15/2018	1,750	1,312,500
Molycorp, Inc.†	3.25%	6/15/2016	725	841,906

Total				4,703,906

e-Commerce 2.66%

Digital River, Inc.†	2.00%	11/1/2030	6,420	5,553,300
priceline.com, Inc.†	1.25%	3/15/2015	1,400	2,586,500

Total				8,139,800

Electronic Equipment & Instruments 0.80%

InterDigital, Inc.†	2.50%	3/15/2016	990	1,363,725
Itron, Inc.	2.50%	8/1/2026	675	679,219
Photronics, Inc.†	3.25%	4/1/2016	398	395,015

Total				2,437,959

Entertainment 0.92%

CenterPoint Energy, Inc.	3.221%#	9/15/2029	82	2,811,875

Health Equipment & Supply 3.45%

Beckman Coulter, Inc.	2.50%	12/15/2036	2,610	3,132,000
HeartWare International, Inc.	3.50%	12/15/2017	1,270	1,252,537
Medtronic, Inc.	1.625%	4/15/2013	3,300	3,316,500
NuVasive, Inc.	2.75%	7/1/2017	3,055	2,871,700

Total				10,572,737

Health Services 0.86%

Five Star Quality Care, Inc.	3.75%	10/15/2026	1,320	1,260,600
Omnicare, Inc.	3.75%	12/15/2025	1,100	1,380,500

Total				2,641,100

Household Durables 0.55%

Stanley Black & Decker, Inc.	Zero Coupon	5/17/2012	1,550	1,690,585

Insurance-Reinsurance 0.34%

Radian Group, Inc.	3.00%	11/15/2017	1,750	1,034,688

Internet Software & Services 2.55%

Concur Technologies, Inc.†	2.50%	4/15/2015	2,000	2,105,000

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST-CONVERTIBLE FUND August 31, 2011

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Internet Software & Services (continued)

Equinix, Inc.	4.75%	6/15/2016	$1,050	$1,409,625
Symantec Corp.	1.00%	6/15/2013	3,700	4,292,000

Total				7,806,625

Leisure Facilities 0.50%

MGM Resorts International	4.25%	4/15/2015	1,600	1,542,000

Leisure Products 0.80%

International Game Technology	3.25%	5/1/2014	2,090	2,450,525

Lodging 0.80%

Gaylord Entertainment Co.†	3.75%	10/1/2014	2,150	2,434,875

Machinery 2.33%

Altra Holdings, Inc.†	2.75%	3/1/2031	2,250	1,951,875
Chart Industries, Inc.	2.00%	8/1/2018	1,350	1,329,750
Danaher Corp.	Zero Coupon	1/22/2021	850	1,133,687
Greenbrier Cos., Inc.†	3.50%	4/1/2018	1,330	1,118,863
Ingersoll-Rand Co., Ltd.	4.50%	4/15/2012	850	1,612,875

Total				7,147,050

Miscellaneous: Energy 1.16%

Green Plains Renewable Energy, Inc.†	5.75%	11/1/2015	1,025	1,023,719
SunPower Corp.	4.50%	3/15/2015	2,600	2,538,250

Total				3,561,969

Miscellaneous: Financial 1.90%

Alliance Data Systems Corp.	1.75%	8/1/2013	2,000	2,525,000
MF Global Holdings Ltd.	1.875%	2/1/2016	1,225	1,048,906
MF Global Holdings Ltd.	3.375%	8/1/2018	1,650	1,419,000
MF Global Holdings Ltd.	9.00%	6/20/2038	750	812,813

Total				5,805,719

Miscellaneous: Industrials 0.54%

A123 Systems, Inc.	3.75%	4/15/2016	2,000	1,665,000

Oil Services 0.95%

Transocean, Inc.	1.50%	12/15/2037	2,945	2,895,244

Oil: Integrated 2.70%

Chesapeake Energy Corp.	2.25%	12/15/2038	2,450	2,192,750
Chesapeake Energy Corp.	2.75%	11/15/2035	4,075	4,594,563
SM Energy Co.	3.50%	4/1/2027	1,000	1,467,500

Total				8,254,813

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST-CONVERTIBLE FUND August 31, 2011

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Pharmaceuticals 6.67%

Dendreon Corp.	2.875%	1/15/2016	$2,600	$1,989,000
Gilead Sciences, Inc.	0.625%	5/1/2013	2,950	3,436,750
Gilead Sciences, Inc.	1.00%	5/1/2014	3,185	3,515,443
Mylan, Inc.	3.75%	9/15/2015	1,000	1,710,000
Salix Pharmaceuticals Ltd.	2.75%	5/15/2015	2,100	2,163,000
Teva Pharmaceutical Finance LLC (Israel)(b)	0.25%	2/1/2026	4,000	4,160,000
United Therapeutics Corp.	0.50%	10/15/2011	3,003	3,442,189

Total				20,416,382

Precious Metals 1.75%

Newmont Mining Corp.	3.00%	2/15/2012	3,900	5,362,500

Real Estate 4.61%

Boston Properties LP	3.75%	5/15/2036	3,950	4,606,687
Digital Realty Trust LP†	5.50%	4/15/2029	825	1,233,375
Health Care REIT, Inc.	4.75%	7/15/2027	1,550	1,716,625
Host Hotels & Resorts LP†	2.50%	10/15/2029	3,000	3,273,750
Vornado Realty LP	3.875%	4/15/2025	3,000	3,296,250

Total				14,126,687

Retail: Food & Drug 0.41%

Nash Finch Co. (Zero Coupon after 3/15/2013) ~	1.631%	3/15/2035	2,750	1,240,938

Retail: Specialty 1.43%

Charming Shoppes, Inc.	1.125%	5/1/2014	4,870	4,364,738

Semiconductors 5.04%

Intel Corp.	2.95%	12/15/2035	1,150	1,162,937
Intel Corp.	3.25%	8/1/2039	4,925	5,682,219
Micron Technology, Inc.†	1.50%	8/1/2031	1,500	1,297,500
ON Semiconductor Corp.	2.625%	12/15/2026	3,865	4,111,394
PMC - Sierra, Inc.	2.25%	10/15/2025	830	858,012
Xilinx, Inc.	2.625%	6/15/2017	1,900	2,329,875

Total				15,441,937

Software - Applications & Systems 4.40%

EMC Corp.	1.75%	12/1/2011	900	1,270,125
EMC Corp.	1.75%	12/1/2013	3,700	5,499,125
Nuance Communications, Inc.	2.75%	8/15/2027	2,700	3,253,500
Rovi Corp.	2.625%	2/15/2040	1,350	1,674,000
VeriFone Holdings, Inc.	1.375%	6/15/2012	1,650	1,775,812

Total				13,472,562

Steel 0.13%

United States Steel Corp.	4.00%	5/15/2014	330	397,650

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST-CONVERTIBLE FUND August 31, 2011

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Textiles & Apparel 1.27%

Iconix Brand Group, Inc.†	2.50%	6/1/2016	$3,950	$3,890,750

Wireless Communications Services 0.90%

SBA Communications Corp.	1.875%	5/1/2013	400	441,000
SBA Communications Corp.	4.00%	10/1/2014	1,650	2,297,625

Total				2,738,625

Total Convertible Bonds (cost $215,260,241)				208,295,576

			Shares (000)
CONVERTIBLE PREFERRED STOCKS 18.81%

Auto Parts 1.13%

Autoliv, Inc. (Sweden)(b)	8.00%		38	2,938,376
Goodyear Tire & Rubber Co. (The)	5.875%		12	512,088

Total				3,450,464

Autos 1.48%

General Motors Co.	4.75%		114	4,545,180

Banks: Diversified 2.63%

Fifth Third Bancorp	8.50%		30	3,875,850
Wells Fargo & Co.	7.50%		4	4,163,880

Total				8,039,730

Communications Equipment 1.07%

Lucent Technologies Capital Trust I	7.75%		4	3,284,638

Diversified Financials 3.43%

AMG Capital Trust I	5.10%		44	1,891,031
Bank of America Corp.	7.25%		5	4,455,000
Citigroup, Inc.	7.50%		44	4,172,301

Total				10,518,332

Foods 0.66%

Bunge Ltd.	4.875%		21	2,009,775

Health Services 0.50%

HealthSouth Corp.	6.50%		2	1,530,375

Homebuilders 0.09%

Hovnanian Enterprises, Inc.	7.25%		25	274,380

Insurance: Life 1.45%

MetLife, Inc.	5.00%		68	4,450,600

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST-CONVERTIBLE FUND August 31, 2011

Investments	Interest Rate		Shares (000)		Fair Value
Insurance: Multi-Line 0.50%

Hartford Financial Services Group, Inc. (The)	7.25%		70		$1,519,700

Miscellaneous: Financial 0.33%

Vale Capital II (Brazil)(b)	6.75%		12		1,018,908

Oil & Gas Products 1.82%

Apache Corp.	6.00%		88		5,084,625
SandRidge Energy, Inc.	8.50%		4		491,487

Total					5,576,112

Oil: Integrated 0.04%

Whiting Petroleum Corp.	6.25%		—	(a)	120,553

Publishing & Printing 0.29%

Nielsen Holdings NV	6.25%		1,500		878,438

Utilities: Electric 3.39%

AES Trust III	6.75%		66		3,148,761
NextEra Energy, Inc.	7.00%		14		714,000
NextEra Energy, Inc.	8.375%		54		2,845,744
PPL Corp.	8.75%		41		2,242,700
PPL Corp.	9.50%		25		1,437,250

Total					10,388,455

Total Convertible Preferred Stocks (cost $58,479,105)					57,605,640

		Maturity Date	Principal Amount (000)
CORPORATE BONDS 0.67%

Electronic Equipment & Instruments 0.44%

Avaya, Inc.†	7.00%	4/1/2019	$1,500		1,357,500

Pharmaceuticals 0.23%

Valeant Pharmaceuticals International†	6.75%	8/15/2021	775		685,875

Total Corporate Bonds (cost $2,274,404)					2,043,375

	Exercise Price	Expiration Date	Shares (000)
WARRANT 0.00%

Miscellaneous: Energy

Evergreen Energy, Inc.* (cost $0)	$7.20	2/4/2016	182		—	(c)

Total Long-Term Investments (cost $288,928,422)					280,100,825

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(concluded)

LORD ABBETT INVESTMENT TRUST-CONVERTIBLE FUND August 31, 2011

Investments	Principal Amount (000)	Fair Value
SHORT-TERM INVESTMENT 6.01%

Repurchase Agreement

Repurchase Agreement dated 8/31/2011, Zero Coupon due 9/1/2011 with Fixed Income Clearing Corp. collateralized by $18,790,000 of Federal Home Loan Bank at 0.049% due 2/10/2012; value: $18,780,605; proceeds:$18,409,792 (cost $18,409,792)	$18,410	$18,409,792

Total Investments in Securities 97.49% (cost $307,338,214)		298,510,617

Other Assets in Excess of Liabilities 2.51%		7,690,241

Net Assets 100.00%		$306,200,858

ADR American Depositary Receipt.

ETF Exchange Traded Fund.

*	Non-income producing security.
~	Deferred interest debentures pay the stated rate, after which they pay a predetermined interest rate.
†	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, unless registered under such Act or exempted from registration, may only be resold to qualified institutional investors. Unless otherwise noted, 144A securities are deemed to be liquid.
#	Variable rate security. The interest rate represents the rate in effect at August 31, 2011.
(a)	Amount represents less than 1,000 shares.
(b)	Foreign security traded in U.S. dollars.
(c)	Valued at zero as of August 31, 2011.

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

LORD ABBETT INVESTMENT TRUST-CORE FIXED INCOME FUND August 31, 2011

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
LONG-TERM INVESTMENTS 104.83%

ASSET-BACKED SECURITIES 9.48%

Automobiles 3.94%

Ally Auto Receivables Trust 2011-2 A2	0.67%	10/15/2013	$1,930	$1,931,058
AmeriCredit Automobile Receivables Trust 2010-3 A2	0.77%	12/9/2013	1,003	1,003,398
AmeriCredit Automobile Receivables Trust 2011-2 A2	0.90%	9/8/2014	1,300	1,300,063
Bank of America Auto Trust 2010-2 A2	0.91%	10/15/2012	115	114,952
BMW Vehicle Lease Trust 2010-1 A2	0.58%	9/17/2012	1,003	1,002,837
Capital Auto Receivables Asset Trust 2008-CPA A1†	1.057%#	1/15/2013	513	513,936
CarMax Auto Owner Trust 2008-2 A3B	1.607%#	10/15/2012	57	56,965
CarMax Auto Owner Trust 2010-3 A2	0.75%	9/16/2013	2,205	2,205,959
CarMax Auto Owner Trust 2011-1 A2	0.72%	11/15/2013	2,220	2,222,229
Chrysler Financial Auto Securitization Trust 2010-A A2	0.69%	1/8/2013	1,286	1,286,496
Ford Credit Auto Lease Trust 2010-B A2†	0.75%	10/15/2012	2,130	2,129,939
Ford Credit Auto Lease Trust 2011-A A2	0.74%	9/15/2013	2,085	2,086,637
Ford Credit Auto Owner Trust 2007-B A4B	0.587%#	7/15/2012	284	284,409
Ford Credit Auto Owner Trust 2010-B A2	0.65%	12/15/2012	473	473,450
Nissan Auto Lease Trust 2010-B A2	0.90%	5/15/2013	1,435	1,437,049
Nissan Auto Receivables Owner Trust 2010-A A2	0.55%	3/15/2013	1,168	1,168,456
Santander Consumer Acquired Receivables Trust 2011-WO A2†	0.91%	11/15/2013	1,516	1,516,533
Santander Drive Auto Receivables Trust 2010-2 A2	0.95%	8/15/2013	1,811	1,812,380
Santander Drive Auto Receivables Trust 2010-3 A2	0.93%	6/17/2013	912	912,793
Santander Drive Auto Receivables Trust 2011-1 A2	0.94%	2/18/2014	2,250	2,248,782
Santander Drive Auto Receivables Trust 2011-2 A2	1.04%	4/15/2014	1,600	1,599,651
Volkswagen Auto Lease Trust 2010-A A2	0.77%	1/22/2013	1,723	1,723,666

Total				29,031,638

Credit Cards 3.64%

Cabela’s Master Credit Card Trust 2006-3A A1†	5.26%	10/15/2014	1,550	1,552,401
Cabela’s Master Credit Card Trust 2009-1A A†	2.207%#	3/16/2015	1,500	1,513,690
Capital One Multi-Asset Execution Trust 2005-A1	0.277%#	1/15/2015	3,805	3,804,220
Capital One Multi-Asset Execution Trust 2007-A4	0.237%#	3/16/2015	3,500	3,497,828
Chase Issuance Trust 2009-A2	1.757%#	4/15/2014	1,600	1,615,252
Citibank Credit Card Issuance Trust 2009-A1	1.957%#	3/17/2014	2,200	2,220,012
Citibank Omni Master Trust 2009-A14A†	2.957%#	8/15/2018	1,400	1,468,205
Citibank Omni Master Trust 2009-A8†	2.307%#	5/16/2016	1,930	1,949,621
Discover Card Master Trust 2009-A1	1.507%#	12/15/2014	1,700	1,716,672
Discover Card Master Trust I 2006-3 A1	0.237%#	3/15/2014	935	934,973
GE Capital Credit Card Master Note Trust 2009-1 A	2.307%#	4/15/2015	3,120	3,158,410
GE Capital Credit Card Master Note Trust 2009-2 A	3.69%	7/15/2015	1,695	1,739,435

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST-CORE FIXED INCOME FUND August 31, 2011

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Credit Cards (continued)

Nordstrom Private Label Credit Card Master Note Trust 2007-2A A†	0.267%#	5/15/2015	$1,600	$1,595,776

Total				26,766,495

Home Equity 0.05%

Option One Mortgage Loan Trust 2007-FXD2 2A1	5.90%	3/25/2037	382	361,960

Other 1.85%

Illinois Student Assistance Commission 2010-1 A2	1.303%#	4/25/2022	1,495	1,485,716
SLM Student Loan Trust 2006-2 A5	0.363%#	7/25/2025	2,600	2,498,265
SLM Student Loan Trust 2006-6 A1	0.243%#	10/25/2018	386	386,230
SLM Student Loan Trust 2007-8 A1	0.483%#	7/27/2015	113	113,450
SLM Student Loan Trust 2008-3 A3	1.253%#	10/25/2021	1,020	1,029,817
SLM Student Loan Trust 2008-5 A4	1.953%#	7/25/2023	1,735	1,797,969
SLM Student Loan Trust 2008-7 A1	0.653%#	10/27/2014	425	425,566
SLM Student Loan Trust 2008-8 A1	0.753%#	10/27/2014	257	257,183
SLM Student Loan Trust 2010-A 2A†	3.457%#	5/16/2044	921	959,243
SLM Student Loan Trust 2010-C A1†	1.857%#	12/15/2017	1,566	1,571,715
SLM Student Loan Trust 2011-1 A2	1.368%#	10/25/2034	1,600	1,587,460
SLM Student Loan Trust 2011-B A2†	3.74%	2/15/2029	1,500	1,507,856

Total				13,620,470

Total Asset-Backed Securities (cost $69,906,920)				69,780,563

CORPORATE BONDS 25.03%

Aerospace/Defense 0.07%

Embraer Overseas Ltd. (Brazil)(a)	6.375%	1/15/2020	439	480,705

Air Transportation 0.03%

Qantas Airways Ltd. (Australia)†(a)	6.05%	4/15/2016	200	222,342

Auto Parts: Original Equipment 0.15%

BorgWarner, Inc.	8.00%	10/1/2019	917	1,125,501

Automotive 0.10%

Kia Motors Corp. (South Korea)†(a)	3.625%	6/14/2016	700	712,175

Banks: Diversified 4.19%

Banco do Brasil SA (Brazil)†(a)	5.875%	1/26/2022	600	604,500
BanColombia SA (Colombia)†(a)	4.25%	1/12/2016	650	659,750
Bank of America Corp.	5.625%	7/1/2020	205	207,970
Bank of America Corp.	7.625%	6/1/2019	3,060	3,461,781
Bank of Nova Scotia (Canada)†(a)	1.45%	7/26/2013	3,200	3,246,704
BBVA Bancomer SA†	4.50%	3/10/2016	350	353,500
Citigroup, Inc.	8.50%	5/22/2019	1,657	2,028,287
Discover Bank	8.70%	11/18/2019	1,510	1,782,072
DnB NOR Boligkreditt AS (Norway)†(a)	2.10%	10/14/2015	2,090	2,140,193
Finansbank AS (Turkey)†(a)	5.50%	5/11/2016	500	471,875

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST-CORE FIXED INCOME FUND August 31, 2011

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Banks: Diversified (continued)

First Citizens St. Lucia Ltd. (Saint Lucia)†(a)	4.903%	2/9/2016	$425	$436,410
Goldman Sachs Group, Inc. (The)	5.375%	3/15/2020	3,010	3,063,482
Goldman Sachs Group, Inc. (The)	6.125%	2/15/2033	1,369	1,349,189
Goldman Sachs Group, Inc. (The)	6.25%	2/1/2041	431	425,373
HSBC Bank Brasil SA - Banco Multiplo (Brazil)†(a)	4.00%	5/11/2016	650	650,000
JPMorgan Chase & Co.	4.35%	8/15/2021	1,050	1,085,533
Merrill Lynch & Co., Inc.	5.70%	5/2/2017	525	514,347
Merrill Lynch & Co., Inc.	6.05%	8/15/2012	1,068	1,098,048
Morgan Stanley	6.25%	8/28/2017	1,270	1,345,898
National Agricultural Cooperative Federation (South Korea)†(a)	3.50%	2/8/2017	300	296,356
Toronto-Dominion Bank (The) (Canada)†(a)	2.20%	7/29/2015	2,200	2,276,864
Westpac Banking Corp. (Australia)†(a)	2.90%	9/10/2014	3,120	3,317,761

Total				30,815,893

Banks: Money Center 1.40%

Akbank TAS (Turkey)†(a)	6.50%	3/9/2018	400	403,800
Export-Import Bank of Korea (South Korea)(a)	3.75%	10/20/2016	650	660,699
Huntington Bancshares, Inc.	7.00%	12/15/2020	1,207	1,384,774
Kommunalbanken AS (Norway)†(a)	2.375%	1/19/2016	1,400	1,468,732
SVB Financial Group	5.375%	9/15/2020	835	863,946
Western Corporate Federal Credit Union	1.75%	11/2/2012	5,395	5,486,359

Total				10,268,310

Brokers 0.28%

Raymond James Financial, Inc.	8.60%	8/15/2019	1,706	2,093,726

Building Materials 0.18%

Owens Corning, Inc.	9.00%	6/15/2019	265	312,067
Voto-Votorantim Ltd.†	6.75%	4/5/2021	500	525,625
Votorantim Cimentos SA (Brazil)†(a)	7.25%	4/5/2041	500	495,000

Total				1,332,692

Business Services 0.28%

Hillenbrand, Inc.	5.50%	7/15/2020	1,420	1,501,977
Verisk Analytics, Inc.	5.80%	5/1/2021	500	557,651

Total				2,059,628

Chemicals 0.87%

Airgas, Inc.	7.125%	10/1/2018	1,046	1,119,448
Braskem Finance Ltd. (Brazil)†(a)	5.75%	4/15/2021	1,000	1,010,000
Dow Chemical Co. (The)	4.85%	8/15/2012	1,500	1,555,468
Incitec Pivot Finance LLC†	6.00%	12/10/2019	1,590	1,753,487
Sociedad Quimica y Minera de Chile SA (Chile)†(a)	5.50%	4/21/2020	875	927,223

Total				6,365,626

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST-CORE FIXED INCOME FUND August 31, 2011

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Computer Software 0.31%

BMC Software, Inc.	7.25%	6/1/2018	$1,792	$2,133,364
Intuit, Inc.	5.40%	3/15/2012	145	148,272

Total				2,281,636

Construction/Homebuilding 0.05%

Odebrecht Finance Ltd.†	6.00%	4/5/2023	400	400,000

Consumer Products 0.08%

Tupperware Brands Corp.†	4.75%	6/1/2021	628	620,970

Electric: Equipment/Components 0.06%

Enel Finance International SA (Italy)†(a)	6.80%	9/15/2037	500	460,293

Electric: Power 0.78%

Duquesne Light Holdings, Inc.†	6.40%	9/15/2020	2,165	2,271,507
NiSource Finance Corp.	10.75%	3/15/2016	415	547,708
PPL WEM Holdings plc (United Kingdom)†(a)	5.375%	5/1/2021	670	710,326
Texas-New Mexico Power Co.†	9.50%	4/1/2019	1,650	2,212,586

Total				5,742,127

Electrical: Household 0.22%

Energizer Holdings, Inc.†	4.70%	5/19/2021	450	475,286
Legrand France SA (France)(a)	8.50%	2/15/2025	840	1,106,144

Total				1,581,430

Electronics: Semi-Conductors/Components 0.37%

KLA-Tencor Corp.	6.90%	5/1/2018	2,359	2,748,242

Energy Equipment & Services 0.46%

Alta Wind Holdings LLC†	7.00%	6/30/2035	1,083	1,227,879
Cameron International Corp.	6.375%	7/15/2018	872	1,026,839
IFM US Colonial Pipeline 2 LLC†	6.45%	5/1/2021	1,000	1,110,264

Total				3,364,982

Environmental Services 0.09%

Williams Cos., Inc. (The)	8.75%	3/15/2032	500	650,536

Fertilizers 0.03%

Mosaic Global Holdings, Inc.	7.30%	1/15/2028	175	209,779

Financial Services 2.88%

BM&FBOVESPA SA (Brazil)†(a)	5.50%	7/16/2020	400	406,000
FMR LLC†	6.45%	11/15/2039	975	1,027,615
General Electric Capital Corp.	2.00%	9/28/2012	6,600	6,726,462
General Electric Capital Corp.	6.875%	1/10/2039	5,925	6,839,417
Hyundai Capital Services, Inc. (South Korea)†(a)	4.375%	7/27/2016	700	729,599
Petrobras International Finance Co. (Brazil)(a)	5.375%	1/27/2021	400	430,400

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST-CORE FIXED INCOME FUND August 31, 2011

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Financial Services (continued)

Petrobras International Finance Co. (Brazil)(a)	6.875%	1/20/2040	$517	$595,405
Scottrade Financial Services, Inc.†	6.125%	7/11/2021	820	843,112
TD Ameritrade Holding Corp.	5.60%	12/1/2019	950	1,052,538
Western Union Co. (The)	3.65%	8/22/2018	398	398,117
Woodside Finance Ltd. (Australia)†(a)	8.75%	3/1/2019	1,620	2,104,419

Total				21,153,084

Financial: Miscellaneous 0.40%

NASDAQ OMX Group, Inc. (The)	5.25%	1/16/2018	2,010	2,120,669
NASDAQ OMX Group, Inc. (The)	5.55%	1/15/2020	811	817,679

Total				2,938,348

Health Care Services 0.17%

Express Scripts, Inc.	5.25%	6/15/2012	1,239	1,278,778

Industrial Products 0.10%

Hyundai Steel Co. (South Korea)†(a)	4.625%	4/21/2016	700	717,418

Insurance 0.90%

Aflac, Inc.	8.50%	5/15/2019	919	1,142,473
Fidelity National Financial, Inc.	6.60%	5/15/2017	437	473,968
Liberty Mutual Group, Inc.†	5.00%	6/1/2021	900	879,919
Liberty Mutual Group, Inc.†	6.50%	3/15/2035	231	224,286
Markel Corp.	7.125%	9/30/2019	1,727	2,054,572
Validus Holdings Ltd.	8.875%	1/26/2040	448	515,331
Willis North America, Inc.	7.00%	9/29/2019	1,180	1,360,851

Total				6,651,400

Investment Management Companies 0.38%

Lazard Group LLC	7.125%	5/15/2015	2,178	2,458,873
Oaktree Capital Management LP†	6.75%	12/2/2019	319	339,771

Total				2,798,644

Leisure 0.10%

Carnival plc (United Kingdom)(a)	7.875%	6/1/2027	605	763,960

Lodging 0.08%

Hyatt Hotels Corp.†	6.875%	8/15/2019	535	613,464

Machinery: Agricultural 0.37%

Lorillard Tobacco Co.	8.125%	6/23/2019	875	1,053,123
Lorillard Tobacco Co.	8.125%	5/1/2040	1,493	1,697,680

Total				2,750,803

Machinery: Oil Well Equipment & Services 0.42%

Pride International, Inc.	6.875%	8/15/2020	1,350	1,616,293

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST-CORE FIXED INCOME FUND August 31, 2011

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Machinery: Oil Well Equipment & Services (continued)

Pride International, Inc.	8.50%	6/15/2019	$1,152	$1,488,660

Total				3,104,953

Media 0.51%

DirecTV Holdings LLC/DirecTV Financing Co., Inc.	7.625%	5/15/2016	3,497	3,754,232

Metals & Minerals: Miscellaneous 0.68%

AngloGold Ashanti Holdings plc (United Kingdom)(a)	6.50%	4/15/2040	1,673	1,619,459
Freeport-McMoRan Copper & Gold, Inc.	8.375%	4/1/2017	1,096	1,183,628
Gold Fields Orogen Holding BVI Ltd.†	4.875%	10/7/2020	2,325	2,221,633

Total				5,024,720

Natural Gas 0.42%

Florida Gas Transmission Co. LLC†	7.90%	5/15/2019	700	895,457
Source Gas LLC†	5.90%	4/1/2017	886	925,506
Tennessee Gas Pipeline Co.	6.00%	12/15/2011	280	280,350
Tennessee Gas Pipeline Co.	8.375%	6/15/2032	775	1,020,986

Total				3,122,299

Oil 1.27%

Canadian Oil Sands Ltd. (Canada)†(a)	7.75%	5/15/2019	1,490	1,835,029
CNOOC Finance 2011 Ltd.†	5.75%	1/26/2041	300	340,233
CNPC HK Overseas Capital Ltd. (China)†(a)	5.95%	4/28/2041	500	540,858
Dolphin Energy Ltd. (United Arab Emirates)†(a)	5.888%	6/15/2019	795	875,081
Ecopetrol SA (Colombia)(a)	7.625%	7/23/2019	504	616,140
Petroleum Co. of Trinidad & Tobago Ltd. (Trinidad/Tobago)†(a)	9.75%	8/14/2019	350	425,250
Petronas Global Sukuk Ltd. (Malaysia)†(a)	4.25%	8/12/2014	1,200	1,280,560
Ras Laffan Liquefied Natural Gas Co., Ltd. III (Qatar)†(a)	6.75%	9/30/2019	500	601,875
Reliance Holdings USA, Inc.†	4.50%	10/19/2020	650	622,035
TNK-BP Finance SA (Luxembourg)†(a)	7.50%	7/18/2016	600	674,250
Valero Energy Corp.	9.375%	3/15/2019	645	839,265
Valero Energy Corp.	10.50%	3/15/2039	505	729,571

Total				9,380,147

Oil: Crude Producers 0.36%

AK Transneft OJSC via TransCapitalInvest Ltd. (Ireland)†(a)	5.67%	3/5/2014	650	683,091
Maritimes & Northeast Pipeline LLC†	7.50%	5/31/2014	1,801	1,955,188

Total				2,638,279

Oil: Integrated Domestic 1.16%

Kinder Morgan Energy Partners LP	5.85%	9/15/2012	1,628	1,697,775
Korea National Oil Corp. (South Korea)†(a)	2.875%	11/9/2015	1,600	1,600,603
Korea National Oil Corp. (South Korea)†(a)	5.375%	7/30/2014	1,000	1,079,223

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST-CORE FIXED INCOME FUND August 31, 2011

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Oil: Integrated Domestic (continued)

Mega Advance Investments Ltd. (Hong Kong)†(a)	5.00%	5/12/2021	$300	$305,619
National Fuel Gas Co.	6.50%	4/15/2018	257	300,761
National Fuel Gas Co.	8.75%	5/1/2019	825	1,078,219
Questar Gas Co.	7.20%	4/1/2038	350	450,000
Rockies Express Pipeline LLC†	6.85%	7/15/2018	1,742	2,020,683

Total				8,532,883

Oil: Integrated International 0.62%

ENI SpA (Italy)†(a)	5.70%	10/1/2040	4,025	3,969,689
Weatherford International Ltd.	9.875%	3/1/2039	410	594,765

Total				4,564,454

Paper & Forest Products 0.73%

Georgia-Pacific LLC†	7.125%	1/15/2017	224	237,501
Georgia-Pacific LLC	7.75%	11/15/2029	150	169,849
Georgia-Pacific LLC†	8.25%	5/1/2016	1,320	1,508,043
Georgia-Pacific LLC	8.875%	5/15/2031	878	1,057,905
International Paper Co.	9.375%	5/15/2019	594	762,790
Plum Creek Timberlands LP	4.70%	3/15/2021	1,607	1,646,050

Total				5,382,138

Real Estate Investment Trusts 0.80%

Entertainment Properties Trust	7.75%	7/15/2020	503	569,647
Federal Realty Investment Trust	5.90%	4/1/2020	465	504,141
Goodman Funding Pty Ltd. (Australia)†(a)	6.375%	4/15/2021	1,200	1,237,246
HCP, Inc.	6.00%	1/30/2017	901	971,910
Health Care REIT, Inc.	5.25%	1/15/2022	500	499,373
Weyerhaeuser Co.	7.375%	10/1/2019	1,849	2,098,811

Total				5,881,128

Retail 0.10%

Family Dollar Stores, Inc.	5.00%	2/1/2021	713	707,954

Steel 0.84%

Allegheny Ludlum Corp.	6.95%	12/15/2025	165	196,693
Allegheny Technologies, Inc.	9.375%	6/1/2019	2,874	3,737,738
POSCO (South Korea)†(a)	5.25%	4/14/2021	750	766,357
Valmont Industries, Inc.	6.625%	4/20/2020	1,254	1,452,817

Total				6,153,605

Telecommunications 0.25%

CC Holdings GS V LLC/Crown Castle GS III Corp.†	7.75%	5/1/2017	692	743,900
Qtel International Finance Ltd. (Qatar)†(a)	4.75%	2/16/2021	200	204,750
Telemar Norte Leste SA (Brazil)†(a)	5.50%	10/23/2020	879	872,408

Total				1,821,058

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST-CORE FIXED INCOME FUND August 31, 2011

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Tobacco 0.44%

Altria Group, Inc.	9.95%	11/10/2038	$2,303	$3,253,045

Transportation: Miscellaneous 0.69%

Asciano Finance Ltd. (Australia)†(a)	4.625%	9/23/2020	1,030	1,019,134
Asciano Finance Ltd. (Australia)†(a)	5.00%	4/7/2018	512	535,876
SCF Capital Ltd. (Ireland)†(a)	5.375%	10/27/2017	750	740,625
Viterra, Inc. (Canada)†(a)	5.95%	8/1/2020	2,620	2,765,153

Total				5,060,788

Utilities 0.07%

Commonwealth Edison Co.	6.95%	7/15/2018	407	482,525

Utilities: Electrical 0.29%

TAQA Abu Dhabi National Energy Co. (United Arab Emirates)†(a)	6.165%	10/25/2017	566	640,995
TAQA Abu Dhabi National Energy Co. (United Arab Emirates)†(a)	6.25%	9/16/2019	150	167,625
TAQA Abu Dhabi National Energy Co. (United Arab Emirates)†(a)	6.50%	10/27/2036	1,250	1,318,750

Total				2,127,370

Total Corporate Bonds (cost $176,108,030)				184,194,070

FLOATING RATE LOAN(b) 0.27%

Automotive 0.27%

Ford Motor Co. Term Loan B1 (cost $1,966,289)	2.96%	12/16/2013	2,000	1,971,250

FOREIGN GOVERNMENT OBLIGATIONS 1.23%

Bahamas 0.09%

Commonwealth of Bahamas†	6.95%	11/20/2029	588	647,588

Bermuda 0.14%

Bermuda Government†	5.603%	7/20/2020	900	1,012,042

Brazil 0.08%

Federal Republic of Brazil(a)	5.625%	1/7/2041	550	616,000

Canada 0.49%

Province of Quebec(a)	2.75%	8/25/2021	3,670	3,602,307

Cayman Islands 0.10%

Cayman Islands Government†	5.95%	11/24/2019	700	752,911

Panama 0.06%

Republic of Panama(a)	6.70%	1/26/2036	345	428,663

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST-CORE FIXED INCOME FUND August 31, 2011

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Peru 0.07%

Republic of Peru(a)	6.55%	3/14/2037	$411	$504,502

Russia 0.20%

Russia Eurobonds†(a)	3.625%	4/29/2015	1,200	1,237,560
Russia Eurobonds†(a)	5.00%	4/29/2020	200	213,000

Total				1,450,560

Total Foreign Government Obligations (cost $8,784,970)				9,014,573

GOVERNMENT SPONSORED ENTERPRISES BOND 0.20%

Federal National Mortgage Assoc. (cost $1,507,270)	1.25%	9/28/2016	1,510	1,507,031

GOVERNMENT SPONSORED ENTERPRISES COLLATERALIZED MORTGAGE OBLIGATIONS 3.34%

Federal Home Loan Mortgage Corp. K003 A5	5.085%	3/25/2019	4,500	5,080,784
Federal Home Loan Mortgage Corp. K004 A2	4.186%	8/25/2019	2,322	2,552,780
Federal Home Loan Mortgage Corp. K005 A2	4.317%	11/25/2019	6,492	7,120,134
Federal Home Loan Mortgage Corp. K703 A2	2.699%	5/25/2018	1,085	1,093,788
Federal Home Loan Mortgage Corp. KAIV A2	3.989%	6/25/2046	3,908	4,212,034
Federal National Mortgage Assoc. 2005-67 HD	5.50%	12/25/2030	1,430	1,465,425
Federal National Mortgage Assoc. 2009-M2 A2	3.334%	1/25/2019	2,850	3,066,378

Total Government Sponsored Enterprises Collateralized Mortgage Obligations (cost $23,570,786)				24,591,323

GOVERNMENT SPONSORED ENTERPRISES PASS-THROUGHS 24.35%

Federal Home Loan Mortgage Corp.(c)	3.50%	TBA	3,220	3,232,830
Federal Home Loan Mortgage Corp.(c)	4.00%	TBA	36,900	38,217,444
Federal Home Loan Mortgage Corp.	4.732%#	4/1/2034	2,379	2,527,071
Federal Home Loan Mortgage Corp.	4.874%#	5/1/2035	1,776	1,882,997
Federal Home Loan Mortgage Corp.(c)	5.00%	TBA	9,500	10,212,503
Federal Home Loan Mortgage Corp.	5.025%#	6/1/2036	1,563	1,650,947
Federal Home Loan Mortgage Corp.	5.06%#	7/1/2036	2,307	2,466,374
Federal Home Loan Mortgage Corp.	5.079%#	9/1/2035	2,012	2,127,943
Federal Home Loan Mortgage Corp.	5.944%#	2/1/2037	3,948	4,207,123
Federal National Mortgage Assoc.(c)	3.50%	TBA	11,000	11,082,930
Federal National Mortgage Assoc.(c)	4.00%	TBA	7,800	8,085,188
Federal National Mortgage Assoc.	4.50%	6/1/2041	23,264	24,625,076
Federal National Mortgage Assoc.(c)	4.50%	TBA	3,600	3,837,937
Federal National Mortgage Assoc.	4.787%#	3/1/2037	1,185	1,271,220
Federal National Mortgage Assoc.	4.923%#	9/1/2037	1,775	1,871,140
Federal National Mortgage Assoc.	5.50%	9/1/2034 - 2/1/2038	44,178	48,641,863
Federal National Mortgage Assoc.(c)	5.50%	TBA	5,500	6,012,189
Federal National Mortgage Assoc.	6.00%	10/1/2038	6,275	6,989,674

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST-CORE FIXED INCOME FUND August 31, 2011

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
GOVERNMENT SPONSORED ENTERPRISES PASS-THROUGHS (continued)

Federal National Mortgage Assoc.	6.50%	1/1/2036	$168	$190,756

Total Government Sponsored Enterprises Pass-Throughs (cost $175,904,399)				179,133,205

MUNICIPAL BONDS 2.29%

Education 0.18%

Univ of CA Rev Build America Bds Regents Univ	5.77%	5/15/2043	780	847,205
Univ of MA Bldg Auth Build America Bds	5.45%	11/1/2040	415	454,591

Total				1,301,796

General Obligation 0.11%

IL St	5.877%	3/1/2019	749	801,655

Health Care 0.10%

CA Infrastr & Econ Dev Bk Build America Bds Regents Univ	6.486%	5/15/2049	630	694,222

Housing 0.09%

Indianapolis IN Loc Pub Impt Bd Bk Build America Bds Ser B2	6.116%	1/15/2040	600	688,842

Other Revenue 0.38%

Dallas TX Convtn Ctr Hotel Dev Corp Build America Bds	7.088%	1/1/2042	1,045	1,143,105
Metro Govt of Nashville & Davidson Cnty TN Convtn Ctr Auth Build America Bds Ser B	6.731%	7/1/2043	1,470	1,639,344

Total				2,782,449

Transportation 0.81%

Bay Area Toll Auth CA Build America Bds Ser S1	6.918%	4/1/2040	460	558,196
Bay Area Toll Auth CA Build America Bds Ser S3	6.907%	10/1/2050	485	599,741
Chicago IL O’Hare Intl Arpt Build America Bds Ser B	6.845%	1/1/2038	890	961,565
Clark Cnty NV Arpt Rev Build America Bds Ser B	6.881%	7/1/2042	1,470	1,573,370
Los Angeles Cnty CA Metro Transn Auth Build America Bds	5.735%	6/1/2039	925	1,037,082
Metro WA DC Arpts Auth Build America Bds	7.462%	10/1/2046	695	755,903
OR St Dept of Transn Hwy Build America Bds Ser A	5.834%	11/15/2034	427	490,064

Total				5,975,921

Utilities 0.62%

Grant Cnty WA Pub Util Dist No 2 Build America Bds	5.83%	1/1/2040	730	781,246
Las Vegas NV Vly Wtr Dist Build America Bds	7.013%	6/1/2039	440	541,407
Muni Elec Auth GA Build America Bds	7.055%	4/1/2057	1,880	1,861,933
New York City NY Muni Wtr Fin Auth Build America Bds	6.282%	6/15/2042	465	509,129

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST-CORE FIXED INCOME FUND August 31, 2011

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Utilities (continued)

San Diego Cnty CA Wtr Auth Build America Bds Ser B	6.138%	5/1/2049	$742	$877,793

Total				4,571,508

Total Municipal Bonds (cost $15,438,763)				16,816,393

NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES 8.15%

Banc of America Commercial Mortgage, Inc. 2003-1 A1	3.878%	9/11/2036	408	408,591
Banc of America Large Loan, Inc. 2009-FDG A†	5.204%	1/25/2042	2,336	2,545,519
Bear Stearns Commercial Mortgage Securities, Inc. 2003-T10 A1	4.00%	3/13/2040	433	435,194
Bear Stearns Commercial Mortgage Securities, Inc. 2005-T20 A2	5.127%	10/12/2042	1,627	1,624,108
Bear Stearns Commercial Mortgage Securities, Inc. 2007-PW17 A4	5.694%	6/11/2050	1,155	1,230,019
Citigroup/Deutsche Bank Commercial Mortgage Trust 2006-CD2 A4	5.526%#	1/15/2046	1,400	1,507,120
Commercial Mortgage Pass-Through Certificates 2005-C6 A5B	5.167%	6/10/2044	845	819,084
Commercial Mortgage Pass-Through Certificates 2006-C8 A4	5.306%	12/10/2046	1,400	1,494,113
Commercial Mortgage Pass-Through Certificates 2006-C8 AM	5.347%	12/10/2046	1,345	1,192,138
Commercial Mortgage Pass-Through Certificates 2007-C9 A4	6.008%#	12/10/2049	1,440	1,582,636
Commercial Mortgage Pass-Through Certificates 2007-FL14 AJ†	0.387%#	6/15/2022	1,480	1,349,842
CS First Boston Mortgage Securities Corp. 2001-CK6 A3	6.387%	8/15/2036	450	449,708
CS First Boston Mortgage Securities Corp. 2002-CKS4 A2	5.183%	11/15/2036	1,875	1,914,484
CS First Boston Mortgage Securities Corp. 2004-C5 A2	4.183%	11/15/2037	228	227,519
GE Capital Commercial Mortgage Corp. 2005-C1 A2	4.353%	6/10/2048	755	754,535
GE Capital Commercial Mortgage Corp. 2006-C1 A2	5.51%#	3/10/2044	1,613	1,655,736
GMAC Commercial Mortgage Securities, Inc. 2003-C1 A1	3.337%	5/10/2036	375	377,710
GMAC Commercial Mortgage Securities, Inc. 2006-C1 A2	5.147%	11/10/2045	145	144,560
Greenwich Capital Commercial Funding Corp. 2006-GG7 AM	6.074%#	7/10/2038	1,515	1,434,092
Greenwich Capital Commercial Funding Corp. 2007-GG9 A2	5.381%	3/10/2039	2,045	2,059,716
GS Mortgage Securities Corp. II 2006-GG6 A2	5.506%	4/10/2038	902	901,004
GS Mortgage Securities Corp. II 2006-GG6 AM	5.622%	4/10/2038	1,500	1,400,820
GS Mortgage Securities Corp. II 2006-GG8 AM	5.591%	11/10/2039	1,240	1,148,598
JPMorgan Chase Commercial Mortgage Securities Corp. 2002-C1 A3	5.376%	7/12/2037	2,173	2,213,080
JPMorgan Chase Commercial Mortgage Securities Corp. 2004-LN2 A1	4.475%	7/15/2041	1,323	1,333,565

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST-CORE FIXED INCOME FUND August 31, 2011

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)

JPMorgan Chase Commercial Mortgage Securities Corp. 2006-LDP7 A4	6.072%#	4/15/2045	$1,150	$1,268,783
JPMorgan Chase Commercial Mortgage Securities Corp. 2007-LD11 A2	5.99%#	6/15/2049	2,140	2,176,997
JPMorgan Chase Commercial Mortgage Securities Corp. 2007-LD11 A4	6.005%#	6/15/2049	1,500	1,592,386
LB-UBS Commercial Mortgage Trust 2005-C1 A2	4.31%	2/15/2030	50	49,807
LB-UBS Commercial Mortgage Trust 2006-C7 A3	5.347%	11/15/2038	1,256	1,320,883
LB-UBS Commercial Mortgage Trust 2007-C1 A2	5.318%	2/15/2040	1,125	1,130,716
LB-UBS Commercial Mortgage Trust 2007-C1 AM	5.455%	2/15/2040	1,250	1,127,730
Merrill Lynch Floating Trust 2008-LAQA A1†	0.744%#	7/9/2021	2,130	2,048,009
Merrill Lynch Mortgage Trust 2002-MW1 A4	5.619%	7/12/2034	1,924	1,953,155
Merrill Lynch Mortgage Trust 2005-CKI1 A4FL	0.457%#	11/12/2037	2,450	2,382,239
Merrill Lynch Mortgage Trust 2005-MCP1 A2	4.556%	6/12/2043	558	560,812
Merrill Lynch Mortgage Trust 2005-MKB2 A2	4.806%	9/12/2042	400	399,580
Merrill Lynch Mortgage Trust 2007-C1 A2FL†	0.517%#	6/12/2050	1,918	1,883,337
Merrill Lynch/Countrywide Commercial Mortgage Trust 2006-1 A2	5.439%	2/12/2039	233	233,142
Merrill Lynch/Countrywide Commercial Mortgage Trust 2007-5 A4	5.378%	8/12/2048	1,500	1,543,857
Morgan Stanley Capital I 2005-HQ7 AAB	6.656%#	11/14/2042	1,194	1,225,645
Morgan Stanley Capital I 2006-T21 A2	5.09%	10/12/2052	1,107	1,105,004
Morgan Stanley Dean Witter Capital I 2002-HQ A3	6.51%	4/15/2034	485	490,299
Wachovia Bank Commercial Mortgage Trust 2003-C5 A1	2.986%	6/15/2035	295	294,343
Wachovia Bank Commercial Mortgage Trust 2006-C23 AM	5.466%	1/15/2045	1,200	1,153,377
Wachovia Bank Commercial Mortgage Trust 2006-C27 A3	5.765%	7/15/2045	1,000	1,095,640
Wachovia Bank Commercial Mortgage Trust 2006-C27 AM	5.795%	7/15/2045	1,510	1,417,489
Wachovia Bank Commercial Mortgage Trust 2006-C28 AM	5.603%	10/15/2048	1,370	1,176,305
Wachovia Bank Commercial Mortgage Trust 2007-C32 A3	5.931%#	6/15/2049	2,020	2,134,036

Total Non-Agency Commercial Mortgage-Backed Securities (cost $61,438,216)				59,967,062

PASS-THROUGH AGENCY 1.44%

Government National Mortgage Assoc.(c) (cost $10,336,283)	4.00%	TBA	10,000	10,578,125

U.S. TREASURY OBLIGATIONS 29.05%

U.S. Treasury Bond	4.375%	5/15/2041	22,663	25,977,373
U.S. Treasury Note	0.625%	7/15/2014	32,038	32,335,857
U.S. Treasury Note	1.00%	8/31/2016	68,553	68,719,378
U.S. Treasury Note	1.375%	1/15/2013	45,340	46,094,503
U.S. Treasury Note	2.125%	8/15/2021	16,315	16,179,863
U.S. Treasury Note	2.25%	7/31/2018	3,480	3,646,118

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(concluded)

LORD ABBETT INVESTMENT TRUST-CORE FIXED INCOME FUND August 31, 2011

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
U.S. TREASURY OBLIGATIONS (continued)

U.S. Treasury Note	2.75%	12/31/2017	$19,152	$20,776,932

Total U.S. Treasury Obligations (cost $211,559,594)				213,730,024

Total Long-Term Investments (cost $756,521,520)				771,283,619

SHORT-TERM INVESTMENTS 8.84%

Repurchase Agreements

Repurchase Agreement dated 8/31/2011, Zero Coupon due 9/1/2011 with Federal Income Clearing Corp. collateralized by $3,215,000 of Federal Home Loan Bank at 0.049% due 1/18/2012; value: $3,213,393; proceeds: $3,146,092			3,146	3,146,092
Repurchase Agreement dated 8/31/2011, 0.03% due 9/1/2011 with Bank of America Corp. collateralized by $60,228,000 of U.S. Treasury Note at 2.625% due 11/15/2020; value: $63,371,251; proceeds: $61,933,052			61,933	61,933,000

Total Short-Term Investments (cost $65,079,092)				65,079,092

Total Investments in Securities 113.67% (cost $821,600,612)				836,362,711

Liabilities in Excess of Other Assets (13.67%)				(100,565,782)

Net Assets 100.00%				$735,796,929

†	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, unless registered under such Act or exempted from registration, may only be resold to qualified institutional investors. Unless otherwise noted, 144A securities are deemed to be liquid.
#	Variable rate security. The interest rate represents the rate in effect at August 31, 2011.
(a)	Foreign security traded in U.S. dollars.
(b)	Floating Rate Loans in which the Fund invests generally pay interest at rates that are periodically re-determined at a margin above the London Interbank Offered Rate (“LIBOR”) or the prime rate offered by major U.S. banks. The rate shown is the rate in effect at August 31, 2011.
(c)	To-be-announced (“TBA”). Security purchased on a forward commitment basis with an approximate principal and maturity date. Actual principal and maturity will be determined upon settlement when the specific mortgage pools are assigned.

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

LORD ABBETT INVESTMENT TRUST-DIVERSIFIED EQUITY STRATEGY FUND August 31, 2011

Investments	Shares	Fair Value (000)
INVESTMENTS IN UNDERLYING FUNDS(a) 99.93%

Lord Abbett Affiliated Fund, Inc. - Class I(b)	2,498,231	$26,106
Lord Abbett Research Fund, Inc. - Classic Stock Fund - Class I(c)	1,308,968	34,897
Lord Abbett Developing Growth Fund, Inc. - Class I*(d)	398,871	8,819
Lord Abbett Securities Trust - Fundamental Equity Fund - Class I(b)	1,425,116	17,472
Lord Abbett Research Fund, Inc. - Growth Opportunities Fund - Class I*(e)	816,834	17,660
Lord Abbett Securities Trust - International Core Equity Fund - Class I(f)	1,759,853	20,520
Lord Abbett Securities Trust - International Opportunities Fund - Class I(g)	1,064,641	13,787
Lord Abbett Stock Appreciation Fund - Class I*(h)	3,065,827	17,537
Lord Abbett Securities Trust - Value Opportunities Fund - Class I*(g)	1,175,541	17,527

Total Investments in Underlying Funds (cost $160,066,710)		174,325

	Principal Amount (000)
SHORT-TERM INVESTMENT 0.10%

Repurchase Agreement

Repurchase Agreement dated 8/31/2011, Zero Coupon due 9/1/2011 with Fixed Income Clearing Corp. collateralized by $175,000 of Federal Home Loan Bank at 0.049% due 1/18/2012; value: $174,913; proceeds: $171,074 (cost $171,074)	$171	171

Total Investments in Securities 100.03% (cost $160,237,784)		174,496

Liabilities in Excess of Other Assets (0.03)%		(44)

Net Assets 100.00%		$174,452

*	Non-income producing security.
(a)	Affiliated issuers (See Note 4).
(b)	Fund investment objective is long-term growth of capital and income without excessive fluctuations in market value.
(c)	Fund investment objective is growth of capital and growth of income consistent with reasonable risk.
(d)	Fund investment objective is to seek long-term growth of capital through a diversified and actively managed portfolio consisting of developing growth companies, many of which are traded over the counter.
(e)	Fund investment objective is capital appreciation.
(f)	Fund investment objective is to seek long-term capital appreciation.
(g)	Fund investment objective is long-term capital appreciation.
(h)	Fund investment objective is long-term capital growth.

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

LORD ABBETT INVESTMENT TRUST-DIVERSIFIED INCOME STRATEGY FUND August 31, 2011

Investments	Shares	Fair Value (000)
INVESTMENTS IN UNDERLYING FUNDS(a) 99.55%

Lord Abbett Bond Debenture Fund, Inc. - Class I(b)	6,317,062	$47,883
Lord Abbett Research Fund, Inc. - Capital Structure Fund - Class I(c)	6,176,820	70,354
Lord Abbett Investment Trust - Convertible Fund - Class I(d)	747,646	8,015
Lord Abbett Global Fund, Inc. - Emerging Markets Currency Fund (formerly, Developing Local Markets Fund) - Class I(e)	3,488,409	23,756
Lord Abbett Investment Trust - Floating Rate Fund - Class I(f)	2,013,248	17,797
Lord Abbett Investment Trust - High Yield Fund - Class I(b)	22,532,688	169,221
Lord Abbett Securities Trust - International Dividend Income Fund - Class I(g)	3,439,819	28,241
Lord Abbett Mid-Cap Value Fund, Inc. - Class I(h)	789,266	12,320
Lord Abbett Investment Trust - Short Duration Income Fund - Class I(i)	3,008,080	13,687
Lord Abbett Investment Trust - Total Return Fund - Class I(j)	1,073,203	11,816

Total Investments in Underlying Funds 99.55% (cost $404,205,230)		403,090

Cash and Other Assets in Excess of Liabilities 0.45%		1,808

Net Assets 100.00%		$404,898

(a)	Affiliated issuers (See Note 4).
(b)	Fund investment objective is to seek high current income and the opportunity for capital appreciation to produce a high total return.
(c)	Fund investment objective is to seek current income and capital appreciation.
(d)	Fund investment objective is to seek current income and the opportunity for capital appreciation to produce a high total return.
(e)	Fund investment objective is to seek high total return.
(f)	Fund investment objective is to seek a high level of current income.
(g)	Fund investment objective is to seek a high level of total return.
(h)	Fund investment objective is to seek capital appreciation through investments, primarily in equity securities, which are believed to be undervalued in the marketplace.
(i)	Fund investment objective is to seek a high level of income consistent with preservation of capital.
(j)	Fund investment objective is to seek income and capital appreciation to produce a high total return.

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

LORD ABBETT INVESTMENT TRUST-FLOATING RATE FUND August 31, 2011

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
LONG-TERM INVESTMENTS 97.67%

CORPORATE BONDS 8.40%

Aerospace 0.10%

United Airlines, Inc.†	9.875%	8/1/2013	$3,000	$3,105,000

Chemicals 0.10%

Celanese US Holdings LLC	6.625%	10/15/2018	2,500	2,662,500
Chemtura Corp.	7.875%	9/1/2018	500	516,250

Total				3,178,750

Consumer Durables 0.07%

Thermadyne Holdings Corp.	9.00%	12/15/2017	2,250	2,295,000

Consumer Non-Durables 0.10%

Elizabeth Arden, Inc.	7.375%	3/15/2021	950	947,625
Levi Strauss & Co.	8.875%	4/1/2016	2,000	2,065,000

Total				3,012,625

Energy 1.34%

Arch Coal, Inc.	8.75%	8/1/2016	1,000	1,082,500
Chaparral Energy, Inc.	8.25%	9/1/2021	5,000	4,800,000
CONSOL Energy, Inc.	8.00%	4/1/2017	2,150	2,297,813
Continental Resources, Inc.	7.375%	10/1/2020	1,500	1,567,500
Continental Resources, Inc.	8.25%	10/1/2019	500	540,000
Energy XXI Gulf Coast, Inc.	7.75%	6/15/2019	3,000	2,827,500
James River Escrow, Inc.†	7.875%	4/1/2019	5,000	4,550,000
LINN Energy LLC/LINN Energy Finance Corp.†	7.75%	2/1/2021	2,500	2,562,500
MarkWest Energy Partners LP	6.75%	11/1/2020	2,000	2,060,000
MEG Energy Corp. (Canada)†(a)	6.50%	3/15/2021	5,000	5,018,750
Penn Virginia Resource Partners LP/Penn Virginia Resource Finance Corp.	8.25%	4/15/2018	1,025	1,004,500
QEP Resources, Inc.	6.875%	3/1/2021	2,725	2,874,875
SM Energy Co.†	6.625%	2/15/2019	4,500	4,522,500
W&T Offshore, Inc.†	8.50%	6/15/2019	3,875	3,884,687
Whiting Petroleum Corp.	6.50%	10/1/2018	3,000	3,015,000

Total				42,608,125

Financial 0.35%

International Lease Finance Corp.	8.75%	3/15/2017	5,100	5,253,000
Provident Funding Associates LP/PFG Finance Corp.†	10.125%	2/15/2019	700	640,500
Provident Funding Associates LP/PFG Finance Corp.†	10.25%	4/15/2017	1,000	1,010,000
Springleaf Finance Corp.	6.90%	12/15/2017	5,000	4,250,000

Total				11,153,500

Food/Tobacco 0.16%

Blue Merger Sub, Inc.†	7.625%	2/15/2019	3,000	2,992,500

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST-FLOATING RATE FUND August 31, 2011

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Food/Tobacco (continued)

Pinnacle Foods Finance LLC/Pinnacle Foods Finance Corp.	8.25%	9/1/2017	$2,000	$2,040,000

Total				5,032,500

Forest Products 0.44%

AEP Industries, Inc.†	8.25%	4/15/2019	5,000	4,837,500
Graham Packaging Co. LP/GPC Capital Corp. I	8.25%	1/1/2017	2,500	2,537,500
Longview Fibre Paper & Packaging, Inc.†	8.00%	6/1/2016	3,000	2,985,000
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer Luxembourg SA†	8.75%	5/15/2018	4,000	3,590,000

Total				13,950,000

Gaming/Leisure 0.43%

Caesar’s Entertainment Operating Co., Inc.	5.625%	6/1/2015	3,000	2,205,000
CityCenter Holdings LLC/CityCenter Finance Corp.†	7.625%	1/15/2016	4,000	3,910,000
Lions Gate Entertainment, Inc.†	10.25%	11/1/2016	4,500	4,477,500
Midwest Gaming Borrower LLC/Midwest Finance Corp.†	11.625%	4/15/2016	3,000	3,135,000

Total				13,727,500

Healthcare 0.50%

Giant Funding Corp.†	8.25%	2/1/2018	2,370	2,381,850
MPT Operating Partnership LP/MPT Finance Corp.†	6.875%	5/1/2021	3,600	3,447,000
Select Medical Corp.	7.625%	2/1/2015	3,500	3,237,500
Vanguard Health Holding Co. II LLC/Vanguard Holding Co. II, Inc.	8.00%	2/1/2018	1,325	1,268,687
Warner Chilcott Co. LLC/Warner Chilcott Finance LLC†	7.75%	9/15/2018	5,500	5,431,250

Total				15,766,287

Housing 0.08%

DuPont Fabros Technology LP	8.50%	12/15/2017	1,500	1,590,000
K. Hovnanian Enterprises, Inc.	10.625%	10/15/2016	1,000	897,500

Total				2,487,500

Information Technology 0.36%

Avaya, Inc.†	7.00%	4/1/2019	3,000	2,715,000
Avaya, Inc.	9.75%	11/1/2015	2,000	1,710,000
Freescale Semiconductor, Inc.†	9.25%	4/15/2018	2,000	2,115,000
Freescale Semiconductor, Inc.†	10.125%	3/15/2018	2,122	2,312,980
SBA Telecommunications, Inc.	8.25%	8/15/2019	1,250	1,328,125
Sensata Technologies BV (Netherlands)†(a)	6.50%	5/15/2019	1,350	1,306,125

Total				11,487,230

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST-FLOATING RATE FUND August 31, 2011

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Manufacturing 0.57%

Actuant Corp.	6.875%	6/15/2017	$500	$507,500
Belden, Inc.	7.00%	3/15/2017	1,000	1,005,000
Boart Longyear Management Pty Ltd. (Australia)†(a)	7.00%	4/1/2021	1,250	1,246,875
CommScope, Inc.†	8.25%	1/15/2019	3,825	3,805,875
Huntington Ingalls Industries, Inc.†	6.875%	3/15/2018	2,500	2,362,500
Manitowoc Co., Inc. (The)	9.50%	2/15/2018	2,500	2,606,250
Park-Ohio Industries, Inc.	8.125%	4/1/2021	2,500	2,418,750
RBS Global, Inc./Rexnord LLC	8.50%	5/1/2018	3,100	3,146,500
SPX Corp.	6.875%	9/1/2017	1,000	1,047,500

Total				18,146,750

Media/Telecommunications 1.48%

Allbritton Communications Co.	8.00%	5/15/2018	2,000	1,955,000
CCO Holdings LLC/CCO Holdings Capital Corp.	7.00%	1/15/2019	1,875	1,893,750
Cumulus Media, Inc.†	7.75%	5/1/2019	2,500	2,206,250
Digicel Group Ltd. (Jamaica)†(a)	8.25%	9/1/2017	2,000	2,010,000
EH Holding Corp.†	6.50%	6/15/2019	3,000	3,015,000
Gray Television, Inc.	10.50%	6/29/2015	1,825	1,770,250
Intelsat Jackson Holdings SA (Luxembourg)(a)	11.25%	6/15/2016	3,400	3,561,500
Level 3 Escrow, Inc.†	8.125%	7/1/2019	2,000	1,905,000
LIN Television Corp.	8.375%	4/15/2018	1,000	1,040,000
Live Nation Entertainment, Inc.†	8.125%	5/15/2018	3,450	3,337,875
Mediacom Communications Corp.	9.125%	8/15/2019	1,000	1,015,000
MU Finance plc (United Kingdom)†(a)	8.375%	2/1/2017	2,000	2,130,000
Nielsen Finance LLC / Nielsen Finance Co.	7.75%	10/15/2018	3,000	3,112,500
NII Capital Corp.	7.625%	4/1/2021	2,500	2,562,500
Sprint Capital Corp.	6.90%	5/1/2019	4,000	3,960,000
Sprint Nextel Corp.	8.375%	8/15/2017	500	526,250
Univision Communications, Inc.†	7.875%	11/1/2020	2,000	1,930,000
Univision Communications, Inc.†	8.50%	5/15/2021	2,700	2,322,000
Wind Acquisition Finance SA (Italy)†(a)	11.75%	7/15/2017	3,000	3,127,500
Windstream Corp.	7.00%	3/15/2019	3,500	3,447,500

Total				46,827,875

Metals/Minerals 1.10%

Antero Resources Finance Corp.†	7.25%	8/1/2019	3,000	2,925,000
Atkore International, Inc.†	9.875%	1/1/2018	400	391,000
Concho Resources, Inc.	7.00%	1/15/2021	1,450	1,489,875
Essar Steel Algoma, Inc. (Canada)†(a)	9.375%	3/15/2015	1,500	1,436,250
FMG Resources (August 2006) Pty Ltd. (Australia)†(a)	6.875%	2/1/2018	3,500	3,482,500
Mirabela Nickel Ltd. (Australia)†(a)	8.75%	4/15/2018	3,800	3,553,000
Noranda Aluminum Acquisition Corp. PIK	4.417%	5/15/2015	3,000	2,782,500
Oasis Petroleum, Inc.†	7.25%	2/1/2019	3,000	2,947,500
OGX Petroleo e Gas Participacoes SA (Brazil)†(a)	8.50%	6/1/2018	4,000	4,030,000
Penn Virginia Corp.	7.25%	4/15/2019	1,000	956,250
Plains Exploration & Production Co.	6.625%	5/1/2021	3,500	3,517,500

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST-FLOATING RATE FUND August 31, 2011

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Metals/Minerals (continued)

Quadra FNX Mining Ltd. (Canada)†(a)	7.75%	6/15/2019	$3,250	$3,201,250
SunCoke Energy, Inc.†	7.625%	8/1/2019	2,000	1,975,000
Thompson Creek Metals Co., Inc. (Canada)†(a)	7.375%	6/1/2018	1,500	1,376,250
Trinidad Drilling Ltd. (Canada)†(a)	7.875%	1/15/2019	850	871,250

Total				34,935,125

Retail 0.14%

Brown Shoe Co., Inc.†	7.125%	5/15/2019	3,550	3,035,250
Toys “R” Us Property Co. II LLC	8.50%	12/1/2017	1,500	1,537,500

Total				4,572,750

Service 0.38%

Audatex North America, Inc.†	6.75%	6/15/2018	2,000	1,975,000
First Data Corp.†	7.375%	6/15/2019	2,750	2,598,750
Great Lakes Dredge & Dock Corp.†	7.375%	2/1/2019	2,000	1,910,000
Hertz Corp. (The)†	6.75%	4/15/2019	5,000	4,687,500
ProQuest LLC/ProQuest Notes Co.†	9.00%	10/15/2018	725	714,125

Total				11,885,375

Transportation 0.54%

B-Corp Merger Sub, Inc.†	8.25%	6/1/2019	900	841,500
CMA CGM SA (France)†(a)	8.50%	4/15/2017	1,000	460,000
Commercial Vehicle Group, Inc.†	7.875%	4/15/2019	3,500	3,360,000
Cooper-Standard Automotive, Inc.	8.50%	5/1/2018	1,415	1,457,450
Dana Holding Corp.	6.50%	2/15/2019	3,000	2,947,500
Dana Holding Corp.	6.75%	2/15/2021	2,000	1,970,000
Florida East Coast Railway Corp.†	8.125%	2/1/2017	2,275	2,275,000
Navistar International Corp.	8.25%	11/1/2021	2,700	2,808,000
Stanadyne Corp.	10.00%	8/15/2014	1,000	975,000

Total				17,094,450

Utility 0.16%

Calpine Corp.†	7.875%	1/15/2023	3,000	3,063,750
Inergy LP/Inergy Finance Corp.†	6.875%	8/1/2021	2,000	1,922,500

Total				4,986,250

Total Corporate Bonds (cost $275,399,727)				266,252,592

FLOATING RATE LOANS(b) 89.27%

Aerospace 2.77%

API Technologies Corp. Term Loan B	7.75%	6/16/2016	11,000	10,450,000
AWAS Finance Luxembourg S.A.R.L. Term Loan B	5.25%	6/10/2016	12,976	12,554,122
Delta Air Lines, Inc. New Term Loan B	5.50%	4/20/2017	16,800	15,694,006
DynCorp International LLC Term Loan B	6.25%	7/5/2016	16,966	16,308,624
SI Organization, Inc. (The) New Term Loan B	4.50%	11/22/2016	7,114	6,545,110
TASC, Inc. New Term Loan B	4.50%	12/18/2015	6,738	6,409,564

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST-FLOATING RATE FUND August 31, 2011

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Aerospace (continued)

Transdigm, Inc. New Term Loan B	4.00%	2/14/2017	$3,925	$3,781,082
United Airlines, Inc. Term Loan B	2.25%	2/3/2014	17,491	16,135,014

Total				87,877,522

Chemicals 2.86%

General Chemical Corp. New Term Loan	5.00% - 5.75%	10/6/2015	12,797	12,317,311
Houghton International, Inc. New Term Loan B	6.75%	1/29/2016	5,458	5,403,806
INEOS U.S. Finance LLC Term Loan B2	7.501%	12/16/2013	3,531	3,601,956
INEOS U.S. Finance LLC Term Loan C2	8.001%	12/16/2014	3,877	3,954,899
Momentive Performance Materials, Inc. Extended Term Loan B	3.75%	5/5/2015	14,889	13,734,700
Momentive Specialty Chemicals, Inc. Extended Term Loan C1	4.00%	5/5/2015	2,342	2,166,881
Momentive Specialty Chemicals, Inc. Extended Term Loan C2	4.00%	5/5/2015	1,017	941,279
Momentive Specialty Chemicals, Inc. Extended Term Loan C4	4.00% - 4.063%	5/5/2015	1,426	1,304,795
Momentive Specialty Chemicals, Inc. Term Loan C1	2.50%	5/5/2013	2,081	1,925,841
Momentive Specialty Chemicals, Inc. Term Loan C2	2.50%	5/5/2013	893	826,196
Nexeo Solutions LLC Term Loan B	5.00%	9/18/2017	11,222	10,548,563
Styron S.A.R.L. LLC New Term Loan B	6.00%	8/2/2017	21,114	19,530,057
Univar, Inc. Term Loan B	5.00%	6/30/2017	15,573	14,522,134

Total				90,778,418

Consumer Non-Durables 1.37%

Levi Strauss & Co. Term Loan	2.471%	3/27/2014	1,935	1,688,287
NBTY, Inc. New Term Loan B	4.25%	10/2/2017	12,489	11,981,475
Revlon Consumer Products Corp. New Term Loan B	4.75%	11/17/2017	11,500	11,126,250
Springs Windows Fashions LLC 2nd Lien Term Loan	11.25%	5/27/2018	2,000	1,955,000
Springs Windows Fashions LLC New Term Loan B	6.00%	5/31/2017	13,500	13,128,750
SRAM LLC 2nd Lien Term Loan	8.50%	12/7/2018	3,600	3,546,000

Total				43,425,762

Energy 0.40%

Frac Tech International LLC Term Loan B	6.25%	5/6/2016	13,273	12,786,463

Financial 3.97%

Alliant Holdings I, Inc. Term Loan B	3.246%	8/21/2014	1,832	1,694,241
CNO Financial Group, Inc. New Term Loan B	6.25%	9/30/2016	7,338	7,210,024
Delos Aircraft, Inc. Term Loan B2	7.00%	3/17/2016	7,139	7,103,726
Fortress Investment Group LLC Term Loan B	5.75%	9/30/2015	10,997	10,887,348
HUB International Holdings, Inc. Add on Term Loan B	6.75%	6/13/2014	1,327	1,283,843
International Lease Finance Corp. Term Loan B1	6.75%	3/17/2015	22,236	22,235,577

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST-FLOATING RATE FUND August 31, 2011

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Financial (continued)

Mondrian Investment Partners Ltd. Term Loan	5.50%	7/12/2018	$7,000	$6,772,500
Nuveen Investments, Inc. 1st Lien Term Loan	3.246% - 3.253%	11/13/2014	15,889	14,697,048
Nuveen Investments, Inc. 2nd Lien Term Loan	12.50%	7/31/2015	1,375	1,426,563
Nuveen Investments, Inc. Extended Term Loan	5.746% - 5.808%	5/12/2017	13,970	13,062,118
Ocwen Financial Corp. Term Loan B	7.75%	8/5/2016	4,000	3,870,000
Springleaf Finance Corp. Term Loan	5.50%	5/10/2017	33,500	31,015,406
USI Holdings Corp. Incremental Term Loan	7.00%	5/5/2014	2,456	2,370,281
USI Holdings Corp. Term Loan	2.73%	5/5/2014	2,445	2,359,657

Total				125,988,332

Food/Tobacco 5.21%

Burger King Corp. New Term Loan B	4.50%	10/19/2016	18,905	18,030,644
Dean Foods Co. Extended Term Loan A	3.23%	4/2/2014	2,923	2,806,154
Del Monte Foods Co. Term Loan	4.50%	3/8/2018	29,350	27,992,562
Denny’s, Inc. New Term Loan B	5.25% - 6.00%	9/30/2016	5,940	5,821,200
DineEquity, Inc. New Term Loan B	4.25%	10/19/2017	15,460	14,976,588
Dole Food Co., Inc. Tranche B2	5.00% - 6.00%	7/6/2018	3,971	3,851,785
Dole Food Co., Inc. Tranche C2	5.00% - 6.00%	7/6/2018	7,375	7,153,315
Dunkin Brands, Inc. Add on Term Loan B	4.00%	11/23/2017	21,375	20,671,228
Michael Foods Group, Inc. Term Loan	4.25%	2/23/2018	11,948	11,350,125
OSI Restaurant Partners LLC Revolver	2.43%	6/14/2013	140	129,485
OSI Restaurant Partners LLC Term Loan B	2.563%	6/14/2014	412	381,340
Pinnacle Foods Holdings Corp. Tranche B Term Loan	2.691%	4/2/2014	4,382	4,146,383
Pinnacle Foods Holdings Corp. Tranche D Term Loan	6.00%	4/2/2014	3,157	3,137,259
Rite Aid Corp. Term Loan B	1.98%	6/4/2014	8,860	8,161,889
Rite Aid Corp. Tranche 5	4.50%	3/2/2018	9,719	9,087,416
SUPERVALU, INC. Extended Term Loan B2	3.471%	10/5/2015	1,883	1,779,118
U.S. Foodservice, Inc. New Term Loan B	5.75%	3/31/2017	8,985	8,277,431
Wendy’s/Arby’s Restaurants LLC Term Loan B	5.00%	5/24/2017	7,979	7,899,138
Wm. Bolthouse Farms, Inc. New 1st Lien Term Loan	5.50% - 5.75%	2/11/2016	3,465	3,399,985
Wm. Bolthouse Farms, Inc. New 2nd Lien Term Loan	9.50%	8/11/2016	6,000	5,943,750

Total				164,996,795

Forest Products 0.87%

BWAY Corp. Canadian Term Loan C	4.50% - 5.50%	2/23/2018	643	609,041
BWAY Corp. New Term Loan B	4.50% - 5.50%	2/23/2018	7,240	6,859,874
Reynolds Group Holdings, Inc. Tranche B Term Loan	6.50%	2/19/2018	20,948	20,231,787

Total				27,700,702

Forest Products/Containers 0.76%

Anchor Glass Container Corp. 1st Lien Term Loan	6.00%	3/2/2016	4,765	4,716,981
Anchor Glass Container Corp. 2nd Lien Term Loan	10.00%	9/2/2016	2,000	1,985,000
Graham Packaging Co. LP Term Loan C	6.75%	4/4/2014	4,177	4,149,482

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST-FLOATING RATE FUND August 31, 2011

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Forest Products/Containers (continued)

Graham Packaging Co. LP Term Loan D	6.00%	9/23/2016	$6,451	$6,400,176
Graphic Packaging International, Inc. Term Loan C	2.957% - 2.999%	5/16/2014	6,878	6,684,050

Total				23,935,689

Gaming/Leisure 4.14%

24 Hour Fitness Worldwide, Inc. New Term Loan	6.75%	4/22/2016	10,296	9,781,200
Caesar’s Entertainment Operating Co., Inc. Incremental Term Loan B4	9.50%	10/31/2016	3,940	3,959,700
Caesar’s Entertainment Operating Co., Inc. Term Loan B1	3.253%	1/28/2015	2,000	1,730,834
Caesar’s Entertainment Operating Co., Inc. Term Loan B2	3.218% - 3.253%	1/28/2015	23,229	20,102,542
Caesar’s Entertainment Operating Co., Inc. Term Loan B3	3.246% - 3.253%	1/28/2015	13,918	12,045,064
CCM Merger, Inc. New Term Loan B	7.00%	3/1/2017	8,685	8,489,409
Cedar Fair LP New Term Loan B	4.00%	12/15/2017	6,744	6,558,588
Global Cash Access LLC Term Loan B	7.00%	3/1/2016	2,571	2,520,000
Harrah’s Property Co. Senior Note	3.26%	2/13/2013	5,000	3,925,000
Isle of Capri Casinos, Inc. New Term Loan B	4.75%	11/1/2013	9,945	9,563,790
Las Vegas Sands LLC Delayed Draw Term Loan	1.72%	5/23/2014	507	473,509
Las Vegas Sands LLC Extended Delayed Draw Term Loan	2.72%	11/23/2016	1,681	1,567,454
Las Vegas Sands LLC Extended Term Loan B	2.72%	11/23/2016	8,064	7,502,223
Las Vegas Sands LLC Term Loan B	1.72%	5/23/2014	7,433	6,944,188
MGM Mirage Class C Term Loan	7.00%	2/21/2014	6,976	6,696,877
MGM Mirage Class E Term Loan	7.00%	2/21/2014	12,742	12,200,649
Six Flags Theme Parks, Inc. Add on Term Loan B	5.25%	6/30/2016	2,756	2,707,723
Town Sports International, Inc. New Term Loan	7.00%	5/4/2018	9,975	9,675,750
Wynn Las Vegas LLC New Term Loan B	3.22%	8/17/2015	5,000	4,900,000

Total				131,344,500

Healthcare 11.96%

Alliance Healthcare Services, Inc. Term Loan B	5.50%	6/1/2016	6,900	6,347,942
Aptalis Pharma, Inc. Term Loan B	5.50%	2/10/2017	21,392	19,360,212
Aveta Holdings LLC Term Loan MMM	8.50%	4/14/2015	4,678	4,491,184
Aveta Holdings LLC Term Loan NAMM	8.50%	4/14/2015	4,678	4,491,184
Bausch & Lomb, Inc. Delayed Draw Term Loan	3.471%	4/24/2015	2,844	2,667,856
Bausch & Lomb, Inc. Term Loan	3.471% - 3.496%	4/24/2015	11,705	10,980,983
Biomet, Inc. Term Loan B	3.218% - 3.247%	3/25/2015	16,250	15,221,146
CareStream Health, Inc. Term Loan B	5.00%	2/25/2017	8,978	7,372,772
Catalent Pharma Solutions Dollar Term Loan	2.471%	4/10/2014	5,028	4,361,943
Community Health Systems, Inc. Extended Term Loan B	3.721% - 3.819%	1/25/2017	9,930	9,123,165
Community Health Systems, Inc. Non Extended Delayed Draw	2.471% - 2.569%	7/25/2014	1,404	1,310,816
Community Health Systems, Inc. Non Extended Term Loan	2.471% - 2.569%	7/25/2014	28,006	26,150,244
ConvaTec, Inc. Term Loan	5.75%	12/22/2016	9,453	8,849,903
DaVita, Inc. New Term Loan A	2.73%	10/20/2015	1,950	1,892,110
DaVita, Inc. New Term Loan B	4.50%	10/20/2016	11,244	10,925,871

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST-FLOATING RATE FUND August 31, 2011

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Healthcare (continued)

Drumm Investors LLC Term Loan	5.00%	5/4/2018	$31,250	$28,125,000
Emergency Medical Services Corp. Term Loan	5.25%	5/25/2018	10,227	9,604,744
Fresenius U.S. Finance I, Inc. Term Loan D1	3.50%	9/10/2014	1,925	1,886,192
Fresenius U.S. Finance I, Inc. Term Loan D2	3.50%	9/10/2014	948	926,333
Grifols, Inc. Term Loan B	6.00%	6/1/2017	13,100	12,919,875
HCA, Inc. Extended Term Loan B2	3.496%	3/31/2017	5,057	4,702,204
HCA, Inc. Extended Term Loan B3	3.496%	5/1/2018	49,764	47,026,543
Health Management Associates, Inc. Term Loan B	1.996%	2/28/2014	8,332	7,776,889
Iasis Healthcare LLC Term Loan	5.00%	5/3/2018	13,965	13,004,906
IMS Health, Inc. New Term Loan B	4.50%	8/25/2017	9,850	9,431,502
Kindred Healthcare, Inc. Term Loan	5.25%	6/1/2018	8,900	8,343,750
MedAssets, Inc. New Term Loan	5.25%	11/16/2016	3,299	3,150,101
MultiPlan, Inc. New Term Loan B	4.75%	8/26/2017	15,817	14,759,525
National Mentor Holdings, Inc. New Term Loan B	7.00%	2/9/2017	8,479	7,673,269
Radnet Management, Inc. Term Loan	5.75% - 6.00%	4/1/2016	3,950	3,871,000
Select Medical Corp. New Term Loan B	5.50%	5/25/2018	18,000	16,312,500
Surgical Care Affiliates, Inc. Extended Term Loan	4.246%	12/29/2017	4,477	4,068,187
Surgical Care Affiliates, Inc. Incremental Term Loan B	5.50%	6/29/2018	9,000	8,595,000
Universal Health Services, Inc. New Term Loan B	4.00%	11/15/2016	11,222	10,779,154
Vanguard Health Holding Co. II LLC Term Loan B	5.00%	1/29/2016	17,798	16,982,662
VWR Funding, Inc. Term Loan	2.721%	6/30/2014	9,564	8,886,545
Warner Chilcott Co. LLC New Term Loan B2	4.25%	3/15/2018	2,392	2,302,300
Warner Chilcott Corp. New Term Loan B1	4.25%	3/15/2018	4,784	4,604,600

Total				379,280,112

Housing 2.48%

Atrium Cos., Inc. Exit Term Loan B	7.00%	4/29/2016	10,870	10,000,492
Capital Automotive LP New Term Loan B	5.00%	3/10/2017	17,843	16,772,188
Custom Building Products, Inc. Term Loan B	5.75%	3/19/2015	7,973	7,534,373
Goodman Global Holdings, Inc. 1st Lien Term Loan	5.75%	10/28/2016	18,692	18,411,200
Goodman Global Holdings, Inc. 2nd Lien Term Loan	9.00%	10/26/2017	2,000	2,002,500
Nortek, Inc. Term Loan	5.25% - 6.25%	4/26/2017	9,127	8,762,040
Realogy Corp. Delayed Draw Term Loan	3.272%	10/10/2013	5,924	4,902,256
Realogy Corp. Letter of Credit	3.186%	10/10/2013	1,310	1,083,808
Realogy Corp. Term Loan	3.272%	10/10/2013	11,052	9,145,540

Total				78,614,397

Information Technology 7.10%

Aeroflex, Inc. Term Loan B	4.25%	5/9/2018	7,000	6,615,000
Aspect Software, Inc. New Term Loan B	6.25%	5/6/2016	5,483	5,318,587
Avaya, Inc. Term Loan	3.064%	10/24/2014	36,253	32,809,145
AVG Technologies, Inc. Term Loan	7.50%	3/11/2016	4,670	4,343,100
BNY ConvergEx Group LLC Eze 2nd Lien Term Loan	8.75%	12/18/2017	532	544,012
BNY ConvergEx Group LLC Eze Term Loan	5.25%	12/19/2016	4,109	4,129,082

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST-FLOATING RATE FUND August 31, 2011

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Information Technology (continued)

BNY ConvergEx Group LLC Top Borrower 2nd Lien Term Loan	8.75%	12/18/2017	$1,268	$1,296,488
BNY ConvergEx Group LLC Top Borrower Term Loan	5.25%	12/19/2016	9,791	9,840,418
CDWC LLC Term Loan	3.707%	10/10/2014	7,849	7,476,413
Data Device Corp. Term Loan B	7.25%	12/6/2016	3,900	3,797,625
Eagle Parent, Inc. New Term Loan	5.00%	5/16/2018	18,000	16,785,000
Freescale Semiconductor, Inc. Extended Term Loan B	4.438%	12/1/2016	30,421	27,809,799
NDS Finance Ltd. New Term Loan B	4.00%	3/12/2018	17,456	16,321,594
Scitor Corp. Term Loan B	5.00%	2/15/2017	9,254	8,513,220
Sensata Technologies Finance Co., LLC Term Loan	4.00%	5/11/2018	3,250	3,140,312
Serena Software, Inc. Extended Term Loan	4.252%	3/10/2016	14,579	13,558,861
Sorenson Communications, Inc. Tranche C Term Loan	6.00%	8/16/2013	8,136	7,480,703
Springboard Finance LLC Dollar Term Loan	7.00%	2/23/2015	2,907	2,907,123
SunGard Data Systems, Inc. Add on Term Loan	3.705%	2/28/2014	15,300	14,382,000
SunGard Data Systems, Inc. Tranche A Term Loan	1.956% - 1.963%	2/28/2014	18,552	17,717,079
SunGard Data Systems, Inc. Tranche B Term Loan	3.842% - 3.894%	2/26/2016	11,353	10,515,652
Telcordia Technologies, Inc. Term Loan B	6.75%	4/9/2016	5,391	5,337,142
Verint Systems, Inc. Term Loan	4.50%	10/27/2017	4,489	4,331,644

Total				224,969,999

Manufacturing 3.54%

Brand Energy & Infrastructure Services, Inc. Term Loan B2	3.50% - 3.625%	2/7/2014	3,700	3,321,176
CommScope, Inc. New Term Loan B	5.00%	1/14/2018	37,816	36,492,107
Diversey Holdings, Inc. New Term Loan B	4.00%	11/24/2015	9,265	9,102,627
Edwards (Cayman Islands II) Ltd. Extended 1st Lien Term Loan	5.50%	5/31/2016	1,049	970,034
Edwards (Cayman Islands II) Ltd. Term Loan B	5.50%	5/31/2016	5,975	5,526,864
Husky Injection Molding Systems Ltd. Senior Debt B	6.50%	6/30/2018	10,000	9,762,500
Manitowoc Co., Inc. (The) New Term Loan B	4.25%	11/13/2017	8,000	7,710,000
Potters Industries 1st Lien Term Loan	6.00%	5/5/2017	2,750	2,646,875
Rexnord Corp. Term Loan B	2.75% - 2.813%	7/19/2013	4,456	4,286,565
Sensus USA, Inc. 1st Lien Term Loan	4.75% - 5.75%	5/9/2017	4,239	4,096,296
Tomkins LLC New Term Loan A	4.25%	9/29/2015	3,304	3,200,584
Tomkins LLC New Term Loan B	4.25%	9/29/2016	15,056	14,679,971
Veyance Technologies, Inc. Delayed Draw Term Loan	2.73%	7/31/2014	1,956	1,731,281
Veyance Technologies, Inc. Initial Term Loan	2.73%	7/31/2014	9,747	8,625,887

Total				112,152,767

Media/Telecommunications 15.79%

Affinion Group, Inc. Tranche B Term Loan	5.00%	10/10/2016	23,732	21,715,127
Alaska Communications Systems Holdings, Inc. Term Loan B	5.50%	10/21/2016	15,920	15,193,650

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST-FLOATING RATE FUND August 31, 2011

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Media/Telecommunications (continued)

Atlantic Broadband Finance LLC New Term Loan B	4.00%	3/8/2016	$5,283	$5,080,773
BBHI Acquisition LLC Term Loan B	4.50%	12/14/2017	17,890	17,241,487
Carmike Cinemas, Inc. Term Loan B	5.50%	1/27/2016	8,373	7,965,129
CCO Holdings LLC 3rd Lien Term Loan	2.721%	9/5/2014	19,147	18,058,174
Cengage Learning Acquisitions, Inc. Term Loan	2.50%	7/3/2014	4,507	3,765,364
Cengage Learning Acquisitions, Inc. Tranche 1 Incremental Term Loan	7.50%	7/3/2014	6,897	6,828,471
Charter Communications Operating LLC Extended Term Loan	3.50%	9/6/2016	17,867	16,991,123
Charter Communications Operating LLC New Term Loan	7.25%	3/6/2014	151	144,721
Clear Channel Communication Delayed Draw Term Loan 2	3.871%	1/29/2016	3,856	2,848,695
Clear Channel Communication Term Loan A	3.621%	7/29/2014	17,352	15,313,543
Clear Channel Communication Term Loan B	3.871%	1/28/2016	32,777	24,910,415
CSC Holdings, Inc. Term Loan A1	0.968%	2/24/2012	1,690	1,647,782
DG FastChannel, Inc. Term Loan B	5.75%	7/26/2018	9,000	8,595,000
Entercom Communication LLC Term Loan A	1.346% - 3.375%	6/30/2012	4,354	4,172,594
FoxCo Acquisition Sub LLC Term Loan B	4.75%	7/14/2015	14,110	13,263,435
Global Tel*Link Corp. New Term Loan B	5.00%	11/10/2016	6,965	6,686,400
Gray Television, Inc. Term Loan B	3.71%	12/31/2014	17,638	16,359,653
IMG Worldwide, Inc. New Term Loan B	5.50%	6/16/2016	16,077	14,790,820
Integra Telecom, Inc. New Term Loan B	9.25% - 9.50%	4/15/2015	4,950	4,702,500
Intelsat Jackson Holdings SA Tranche B Term Loan (Luxembourg)(a)	5.25%	4/2/2018	41,389	39,767,677
Knology, Inc. New Term Loan B	4.00%	8/18/2017	11,144	10,670,380
Level 3 Financing, Inc. Bridge Term Loan	—	4/10/2012	4,545	4,545,454
Level 3 Financing, Inc. Term Loan B2	5.75%	8/24/2018	5,000	4,731,250
Level 3 Financing, Inc. Tranche A Term Loan	2.492% - 2.496%	3/13/2014	15,000	14,025,000
Live Nation Entertainment, Inc. Term Loan B	4.50%	11/7/2016	13,802	13,077,762
Mediacom Broadband LLC Tranche F Term Loan	4.50%	10/23/2017	12,682	11,984,442
Mediacom Illinois LLC Tranche D Term Loan	5.50%	3/31/2017	2,948	2,829,600
Mediacom LLC Tranche E Term Loan	4.50%	10/23/2017	14,256	13,471,920
MetroPCS Wireless, Inc. New Term Loan B	4.00%	3/16/2018	22,653	21,039,139
NextMedia Operating, Inc. New Term Loan B	8.25%	5/27/2016	2,222	2,184,843
Nielsen Finance LLC Class A Term Loan	2.206%	8/9/2013	1,484	1,418,476
Nielsen Finance LLC Class B Term Loan	3.956%	5/2/2016	1,050	1,007,149
Nielsen Finance LLC Class C Term Loan	3.456%	5/2/2016	13,184	12,491,629
Rovi Solutions Corp. Tranche B Term Loan	4.00%	2/17/2018	8,466	8,281,051
Sinclair Television Group, Inc. New Term Loan B	4.00%	10/28/2016	8,094	7,992,478
Syniverse Technologies, Inc. Term Loan B	5.25%	12/21/2017	8,242	8,008,155
TowerCo Finance LLC Term Loan B	5.25%	2/2/2017	4,190	4,021,920
Tribune Co. Term Loan B(c)(d)	Zero Coupon	6/4/2014	27,000	16,278,759
U.S. TelePacific Corp. New Term Loan B	5.75%	2/23/2017	5,991	5,818,789
Univision Communications, Inc. Extended Term Loan	4.471%	3/31/2017	25,129	21,642,250
Univision Communications, Inc. Initial Term Loan	2.221%	9/29/2014	24,339	21,783,245
Weather Channel New Term Loan B	4.25%	2/13/2017	12,923	12,486,366

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST-FLOATING RATE FUND August 31, 2011

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Media/Telecommunications (continued)

WideOpenWest Finance LLC New Add on Term Loan	6.706% - 8.75%	6/27/2014	$7,649	$7,452,987
WideOpenWest Finance LLC Term Loan B	2.71% - 4.75%	6/27/2014	3,161	2,939,302
Windstream Corp. Tranche B2 Term Loan	2.97% - 3.00%	12/17/2015	3,937	3,821,726
Zuffa LLC Term Loan B	2.313%	6/19/2015	492	466,462

Total				500,513,067

Metals/Minerals 1.99%

American Rock Salt Holdings LLC Term Loan	5.50%	4/25/2017	11,970	11,551,050
Fairmount Minerals Ltd. New Term Loan B	5.25%	3/15/2017	15,180	14,515,875
Global Brass & Copper, Inc. Term Loan	10.25% - 10.50%	8/18/2015	4,465	4,442,320
JMC Steel Group, Inc. Term Loan	4.75%	4/3/2017	8,272	7,811,634
Novelis, Inc. Term Loan	3.75%	3/10/2017	17,378	16,704,122
Oxbow Carbon & Mineral Holdings LLC Extended Term Loan B	3.721% - 3.746%	5/8/2016	5,336	5,108,917
Walter Energy, Inc. Term Loan B	4.00%	4/2/2018	2,963	2,858,812

Total				62,992,730

Retail 4.45%

Burlington Coat Factory Warehouse Corp. Term Loan B	6.25%	2/23/2017	17,763	16,752,258
Dollar General Corp. Tranche B-2 Term Loan	2.957% - 2.971%	7/7/2014	2,000	1,957,500
Gymboree Corp. New Term Loan	5.00%	2/23/2018	11,443	10,258,201
J. Crew Operating Corp. New Term Loan B	4.75%	3/7/2018	20,935	18,815,331
Jo-Ann Stores, Inc. Term Loan	4.75%	3/16/2018	21,945	20,408,850
Leslie’s Poolmart, Inc. Term Loan B	4.50%	11/21/2016	8,144	7,696,080
Michaels Stores, Inc. Term Loan B2	4.75%	7/31/2016	5,929	5,647,737
Neiman-Marcus Group, Inc. (The) New Term Loan	4.75%	5/16/2018	15,000	13,942,500
PETCO Animal Supplies, Inc. New Term Loan	4.50%	11/24/2017	18,830	17,653,125
Savers, Inc. New Term Loan B	4.25%	3/3/2017	10,474	10,133,353
Toys “R” Us-Delaware, Inc. Incremental Term Loan B2	5.25%	5/25/2018	4,988	4,563,563
Toys “R” Us-Delaware, Inc. New Term Loan	6.00%	9/1/2016	14,102	13,361,610

Total				141,190,108

Service 13.24%

Acosta, Inc. Term Loan	4.75%	3/1/2018	26,234	24,725,781
Advantage Sales & Marketing, Inc. 2nd Lien Term Loan	9.25%	6/18/2018	3,000	2,908,125
Advantage Sales & Marketing, Inc. Term Loan B	5.25%	12/18/2017	25,671	24,430,244
Alliance Laundry Systems LLC Term Loan B	6.25%	9/30/2016	3,535	3,446,625
Altegrity, Inc. Term Loan	2.997%	2/21/2015	2,590	2,356,955
Altegrity, Inc. Tranche D Term Loan	7.75%	2/20/2015	6,274	6,148,675
Asurion Corp. New 1st Lien Term Loan	5.50%	5/24/2018	17,632	16,573,909
Asurion Corp. New 2nd Lien Term Loan	9.00%	5/24/2019	5,000	4,831,250
Avis Budget Car Rental LLC New Term Loan	5.75%	4/19/2014	6,647	6,547,274
Brickman Group Holdings, Inc. New Term Loan B	7.25%	10/14/2016	11,443	11,356,681
Brock Holdings III, Inc. New Term Loan B	6.00%	3/16/2017	15,969	14,611,406
Ceridian Corp. Term Loan	3.221%	11/10/2014	13,877	11,899,111

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST-FLOATING RATE FUND August 31, 2011

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Service (continued)

EnergySolutions LLC Term Loan	6.25%	8/12/2016	$9,801	$9,408,960
Fidelity National Information Solutions, Inc. Term Loan B	5.25%	7/18/2016	13,858	13,718,925
Fifth Third Processing Solutions LLC Term Loan B1	4.50%	11/3/2016	13,915	13,288,926
First Data Corp. Term Loan B1	2.967%	9/24/2014	20,620	18,281,106
First Data Corp. Term Loan B2	2.967%	9/24/2014	14,250	12,641,150
First Data Corp. Term Loan B3	2.967%	9/24/2014	15,016	13,320,394
Hertz Corp. (The) New Synthetic Letter of Credit	3.75%	3/9/2018	3,500	3,316,250
Hertz Corp. (The) Term Loan B	3.75%	3/9/2018	17,940	17,087,850
InfoGroup, Inc. New Term Loan	5.75%	5/22/2018	11,965	11,269,980
Interactive Data Corp. New Term Loan B	4.50%	2/12/2018	21,938	20,785,781
KAR Auction Services, Inc. Term Loan B	5.00%	5/19/2017	9,500	9,120,000
Language Line LLC New Term Loan B	6.25%	6/20/2016	15,617	14,679,642
N.E.W Holdings I LLC Secured Term Loan	6.00%	3/23/2016	10,800	10,449,000
Orbitz Worldwide, Inc. Term Loan	3.221% - 3.323%	7/25/2014	5,341	4,753,295
Property Data (U.S.) I, Inc. Term Loan	7.00%	12/21/2016	8,955	8,417,700
Protection One Alarm Monitoring, Inc. New Term Loan B	6.00%	6/4/2016	3,604	3,505,124
Sabre, Inc. Term Loan B	2.221% - 2.253%	9/30/2014	21,476	18,495,799
Sea World Parks & Entertainment, Inc. Term Loan A	2.971%	2/17/2016	4,881	4,686,177
Sea World Parks & Entertainment, Inc. Term Loan B	4.00%	8/17/2017	7,242	7,052,046
Sedgwick CMS Holdings, Inc. New Term Loan	5.00%	12/30/2016	18,449	17,250,031
ServiceMaster Co. Delayed Draw Term Loan	2.72%	7/24/2014	2,148	2,003,201
ServiceMaster Co. Term Loan	2.69% - 2.76%	7/24/2014	21,572	20,115,476
Ship US Bidco, Inc. Term Loan B2	5.25%	10/15/2017	8,200	7,843,300
SRA International, Inc. Term Loan B	6.50%	7/20/2018	8,500	8,021,875
Trans Union LLC New Term Loan B	4.75%	2/12/2018	9,975	9,534,434
Travelport LLC Delayed Draw Term Loan	2.746%	8/23/2013	911	829,457
Travelport LLC Extended Delayed Draw Term Loan	4.746%	8/21/2015	3,645	3,371,300
Travelport LLC PIK Term Loan	8.292%	3/27/2012	5,210	3,438,920
WC Luxco S.A.R.L New Term Loan B3	4.25%	3/15/2018	3,289	3,165,663

Total				419,687,798

Transportation 3.76%

Allison Transmission, Inc. Term Loan B	2.96%	8/7/2014	22,366	21,023,804
Autoparts Holdings Ltd. 1st Lien Term Loan	6.50%	7/28/2017	5,000	4,931,250
Autoparts Holdings Ltd. 2nd Lien Term Loan	10.50%	1/29/2018	1,000	992,500
BakerCorp International, Inc. Term Loan B	5.00%	6/1/2018	4,500	4,303,125
Chrysler Group LLC Term Loan	6.00%	5/24/2017	28,500	25,792,500
Federal-Mogul Corp. Term Loan B	2.138% - 2.158%	12/29/2014	9,246	8,413,629
Federal-Mogul Corp. Term Loan C	2.138% - 2.158%	12/28/2015	8,711	7,927,327
HHI Holdings LLC New Term Loan B	7.00% - 7.75%	3/21/2017	8,479	8,097,206
Navistar Financial Corp. Term Loan	4.50%	12/16/2012	3,930	3,841,575
Ozburn-Hessey Holding Co. LLC Term Loan B	7.50%	4/8/2016	14,154	12,738,750
Remy International, Inc. Term Loan B	6.25%	12/16/2016	7,164	6,949,080
Swift Transportation Co., Inc. Term Loan B	6.00%	12/21/2016	7,547	7,211,941

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(concluded)

LORD ABBETT INVESTMENT TRUST-FLOATING RATE FUND August 31, 2011

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Transportation (continued)

UCI International, Inc. New Term Loan B	5.50%	7/26/2017	$6,965	$6,808,288

Total				119,030,975

Utility 2.61%

Calpine Corp. New Term Loan	4.50%	4/2/2018	22,935	21,329,550
Dynegy Holdings, Inc. CoalCo Term Loan	9.25%	8/4/2016	2,625	2,554,453
Dynegy Holdings, Inc. GasCo Term Loan	9.25%	8/4/2016	4,875	4,793,749
GenOn Energy, Inc. Term Loan B	6.00%	9/8/2017	7,593	7,288,920
Texas Competitive Electric Holdings Co. LLC Extended Term Loan	4.706% - 4.772%	10/10/2017	63,281	46,669,395

Total				82,636,067

Total Floating Rate Loans (cost $2,979,179,449)				2,829,902,203

Total Long-Term Investments 97.67% (cost $3,254,579,176)				3,096,154,795

Cash and Other Assets in Excess of Liabilities 2.33%				73,728,704

Net Assets 100.00%				$3,169,883,499

PIK Payment-in-kind.

†	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, unless registered under such Act or exempted from registration, may only be resold to qualified institutional investors. Unless otherwise noted, 144A securities are deemed to be liquid.
(a)	Foreign security traded in U.S. dollars.
(b)	Floating Rate Loans in which the Fund invests generally pay interest at rates which are periodically re-determined at a margin above the London Interbank Offered Rate (“LIBOR”) or the prime rate offered by major U.S. banks. The rate(s) shown is the rate(s) in effect at August 31, 2011.
(c)	The borrower has filed for protection in federal bankruptcy court.
(d)	Defaulted security.

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

LORD ABBETT INVESTMENT TRUST-GROWTH & INCOME STRATEGY FUND August 31, 2011

Investments	Shares	Fair Value (000)
INVESTMENTS IN UNDERLYING FUNDS(a) 99.92%

Lord Abbett Affiliated Fund, Inc. - Class I(b)	4,786,316	$50,017
Lord Abbett Research Fund, Inc. - Capital Structure Fund - Class I(c)	4,501,553	51,273
Lord Abbett Research Fund, Inc. - Classic Stock Fund - Class I(d)	3,813,829	101,676
Lord Abbett Investment Trust - Floating Rate Fund - Class I(e)	4,601,913	40,681
Lord Abbett Securities Trust - Fundamental Equity Fund - Class I(b)	2,501,461	30,668
Lord Abbett Research Fund, Inc. - Growth Opportunities Fund - Class I*(f)	1,146,733	24,792
Lord Abbett Investment Trust - High Yield Fund - Class I(g)	14,314,231	107,500
Lord Abbett Securities Trust - International Core Equity Fund - Class I(h)	3,238,913	37,766
Lord Abbett Securities Trust - International Dividend Income Fund - Class I(i)	9,498,884	77,986
Lord Abbett Securities Trust - International Opportunities Fund - Class I(j)	2,460,605	31,865
Lord Abbett Mid-Cap Value Fund, Inc. - Class I(k)	2,065,228	32,238
Lord Abbett Stock Appreciation Fund - Class I*(l)	3,887,426	22,236
Lord Abbett Securities Trust - Value Opportunities Fund - Class I*(j)	2,043,910	30,475

Total Investments in Underlying Funds (cost $652,103,760)		639,173

	Principal Amount (000)
SHORT-TERM INVESTMENT 0.07%

Repurchase Agreement

Repurchase Agreement dated 8/31/2011, Zero Coupon due 9/1/2011 with Fixed Income Clearing Corp. collateralized by $470,000 of Federal Home Loan Bank at 0.049% due 1/18/2012; value: $469,765; proceeds: $456,808 (cost $456,808)	$457	457

Total Investments in Securities 99.99% (cost $652,560,568)		639,630

Other Assets in Excess of Liabilities 0.01%		91

Net Assets 100.00%		$639,721

*	Non-income producing security.
(a)	Affiliated issuers (see Note 4).
(b)	Fund investment objective is long-term growth of capital and income without excessive fluctuations in market value.
(c)	Fund investment objective is to seek current income and capital appreciation.
(d)	Fund investment objective is growth of capital and growth of income consistent with reasonable risk.
(e)	Fund investment objective is to seek a high level of current income.
(f)	Fund investment objective is capital appreciation.
(g)	Fund investment objective is to seek high current income and the opportunity for capital appreciation to produce a high total return.
(h)	Fund investment objective is to seek long-term capital appreciation.
(i)	Fund investment objective is to seek a high level of total return.
(j)	Fund investment objective is long-term capital appreciation.
(k)	Fund investment objective is to seek capital appreciation through investments, primarily in equity securities, which are believed to be undervalued in the marketplace.
(l)	Fund investment objective is long-term capital growth.

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

LORD ABBETT INVESTMENT TRUST-HIGH YIELD FUND August 31, 2011

Investments	Shares (000)	Fair Value
LONG-TERM INVESTMENTS 97.02%

COMMON STOCKS 1.47%

Agency/Government Related 0.00%

Fannie Mae*	55	$16,364

Auto Parts & Equipment 0.40%

Cooper-Standard Holdings, Inc.*	113	5,477,590

Automakers 0.06%

General Motors Co.*	34	819,519

Banking 0.17%

Huntington Bancshares, Inc.	450	2,263,500

Chemicals 0.47%

Rockwood Holdings, Inc.*	75	3,825,000
TPC Group, Inc.*	80	2,566,770

Total		6,391,770

Health Facilities 0.14%

HCA Holdings, Inc.*	98	1,970,952

Restaurants 0.23%

Dunkin’ Brands Group, Inc.*	121	3,192,408

Total Common Stocks (cost $20,616,170)		20,132,103

	Interest Rate	Maturity Date	Principal Amount (000)
CONVERTIBLE BONDS 0.61%

Auto Parts & Equipment 0.12%

Meritor, Inc. (Zero Coupon after 3/1/2016)~	4.625%	3/1/2026	$1,950	1,664,812

Health Services 0.14%

Human Genome Sciences, Inc.	2.25%	8/15/2012	1,800	1,876,500

Metals/Mining (Excluding Steel) 0.10%
Molycorp, Inc.†	3.25%	6/15/2016	1,200	1,393,500

Pharmaceuticals 0.25%

Vertex Pharmaceuticals, Inc.	3.35%	10/1/2015	2,750	3,334,375

Total Convertible Bonds (cost $9,708,682)				8,269,187

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST-HIGH YIELD FUND August 31, 2011

Investments	Interest Rate	Shares (000)	Fair Value
CONVERTIBLE PREFERRED STOCKS 0.22%

Auto Parts & Equipment 0.04%

Cooper-Standard Holdings, Inc. PIK	7.00%	3	$602,187

Automakers 0.18%

General Motors Co.	4.75%	60	2,392,200

Total Convertible Preferred Stocks (cost $3,408,900)			2,994,387

		Maturity Date	Principal Amount (000)
FLOATING RATE LOANS(a) 4.92%

Aerospace/Defense 0.23%

Data Device Corp. Term Loan B	7.25%	12/6/2016	$3,169	3,085,570

Auto Parts & Equipment 0.28%

Autoparts Holdings Ltd. 2nd Lien Term Loan	10.50%	1/29/2018	3,825	3,796,313

Chemicals 0.74%

Potters Industries, Inc. 2nd Lien Term Loan	10.25%	11/13/2017	6,000	5,850,000
Tronox, Inc. DIP Exit Term Loan	7.00%	10/15/2015	4,250	4,218,125

Total				10,068,125

Electric: Generation 0.23%

Texas Competitive Electric Holdings Co. LLC Extended Term Loan	4.706% - 4.772%	10/10/2017	4,337	3,198,875

Electric: Integrated 0.38%

Star West Generation LLC Term Loan B	6.00%	5/14/2018	5,500	5,197,500

Gaming 0.17%

Harrah’s Property Co. Senior Note	3.203%	2/13/2013	3,000	2,355,000

Media: Broadcast 0.18%

Hubbard Radio LLC 2nd Lien Term Loan	8.75%	4/30/2018	2,500	2,425,000

Non-Electric Utilities 0.31%

Dynegy Holdings, Inc. CoalCo Term Loan	9.25%	8/4/2016	1,488	1,447,524
Dynegy Holdings, Inc. GasCo Term Loan	9.25%	8/4/2016	2,763	2,716,457

Total				4,163,981

Printing & Publishing 0.22%

Tribune Co. Term Loan B(b)(c)	Zero Coupon	6/4/2014	5,000	3,014,585

Software/Services 0.24%

AVG Technologies, Inc. Term Loan	7.50%	3/11/2016	3,500	3,255,000

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST-HIGH YIELD FUND August 31, 2011

Investments	Interest Rate	Maturity Date	Principal Amount (000)		Fair Value
Specialty Retail 0.71%

Springs Windows Fashions LLC 2nd Lien Term Loan	11.25%	5/27/2018		$4,250	$4,154,375
SRAM LLC 2nd Lien Term Loan	8.50%	12/7/2018		5,675	5,589,875

Total					9,744,250

Support: Services 0.58%

Asurion Corp. New 2nd Lien Term Loan	9.00%	5/24/2019		5,000	4,831,250
Brock Holdings III, Inc. New 2nd Lien Term Loan	10.00%	3/16/2018		3,250	3,038,750

Total					7,870,000

Telecommunications: Integrated/Services 0.65%

Level 3 Financing, Inc. Bridge Term Loan	—	4/20/2012		3,030	3,030,303
Securus Technologies Holdings, Inc. New 2nd Lien Term Loan	10.50%	6/1/2018		6,000	5,910,000

Total					8,940,303

Total Floating Rate Loans (cost $69,616,870)					67,114,502

FOREIGN BONDS(d) 3.92%

Argentina 0.32%

Arcos Dorados Holdings, Inc.†	10.25%	7/13/2016	BRL	6,750	4,314,420

Canada 0.51%

Shaw Communications, Inc.	6.75%	11/9/2039	CAD	2,500	2,521,725
Videotron Ltee†	6.875%	7/15/2021	CAD	4,250	4,421,944

Total					6,943,669

Germany 0.29%

Musketeer GmbH†	9.50%	3/15/2021	EUR	2,750	3,960,253

Ireland 0.41%

Ono Finance II plc†	10.875%	7/15/2019	EUR	6,250	5,593,750

Luxembourg 0.38%

Zinc Capital SA†	8.875%	5/15/2018	EUR	3,850	5,212,523

Netherlands 0.14%

Refresco Group BV†	7.375%	5/15/2018	EUR	1,500	1,960,824

South Africa 0.68%

Foodcorp Ltd.†	8.75%	3/1/2018	EUR	7,400	9,301,343

United Kingdom 1.19%

Aston Martin Capital Ltd.†	9.25%	7/15/2018	GBP	4,000	5,194,561
Matalan Finance Ltd.†	9.625%	3/31/2017	GBP	3,000	3,384,581
OTE plc	4.625%	5/20/2016	EUR	2,000	2,186,418

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST-HIGH YIELD FUND August 31, 2011

Investments	Interest Rate	Maturity Date	Principal Amount (000)		Fair Value
United Kingdom (continued)

R&R Ice Cream plc†	8.375%	11/15/2017	EUR	4,550	$5,408,605

Total					16,174,165

Total Foreign Bonds (cost $60,172,705)					53,460,947

FOREIGN GOVERNMENT OBLIGATIONS 1.53%

Argentina 0.82%

City of Buenos Aires†(e)	12.50%	4/6/2015		$3,250	3,566,875
Provincia de Buenos Aires†(e)	11.75%	10/5/2015		4,150	4,129,250
Provincia de Neuquen†(e)	7.875%	4/26/2021		3,400	3,434,000

Total					11,130,125

Brazil 0.71%

Republic of Brazil(d)	12.50%	1/5/2016	BRL	13,000	9,738,363

Total Foreign Government Obligations (cost $19,819,194)					20,868,488

HIGH YIELD CORPORATE BONDS 83.65%

Aerospace/Defense 0.21%

Alliant Techsystems, Inc.	6.875%	9/15/2020		$2,850	2,857,125

Airlines 1.01%

Delta Air Lines, Inc.†	12.25%	3/15/2015		5,500	5,843,750
United Airlines, Inc.†	12.00%	1/15/2016		7,535	7,987,550

Total					13,831,300

Apparel/Textiles 0.76%

Liz Claiborne, Inc.†	10.50%	4/15/2019		2,500	2,531,250
Perry Ellis International, Inc.	7.875%	4/1/2019		4,460	4,593,800
Texhong Textile Group Ltd. (Hong Kong)†(e)	7.625%	1/19/2016		3,650	3,193,750

Total					10,318,800

Auto Loans 1.09%

Ford Motor Credit Co. LLC	12.00%	5/15/2015		12,275	14,827,967

Auto Parts & Equipment 3.32%

Accuride Corp.	9.50%	8/1/2018		4,700	4,758,750
Allison Transmission, Inc.†	7.125%	5/15/2019		1,500	1,398,750
Commercial Vehicle Group, Inc.†	7.875%	4/15/2019		4,725	4,536,000
Dana Holding Corp.	6.50%	2/15/2019		2,075	2,038,687
Dana Holding Corp.	6.75%	2/15/2021		1,075	1,058,875
International Automotive Components Group SL (Spain)†(e)	9.125%	6/1/2018		2,025	1,999,688
Pinafore LLC/Pinafore, Inc.†	9.00%	10/1/2018		5,040	5,367,600
Pittsburgh Glass Works, LLC†	8.50%	4/15/2016		925	890,313
Stanadyne Holdings, Inc.	12.00%	2/15/2015		5,000	4,887,500
Stoneridge, Inc.†	9.50%	10/15/2017		4,725	4,914,000

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST-HIGH YIELD FUND August 31, 2011

Investments	Interest Rate	Maturity Date		Principal Amount (000)		Fair Value
Auto Parts & Equipment (continued)

Tenneco, Inc.	6.875%	12/15/2020			$2,225	$2,269,500
Tenneco, Inc.	7.75%	8/15/2018			2,225	2,336,250
Tower Automotive Holdings USA LLC/TA Holdings Finance, Inc.†	10.625%	9/1/2017			3,265	3,387,437
TRW Automotive, Inc.†	8.875%	12/1/2017			3,950	4,325,250
Visteon Corp.†	6.75%	4/15/2019			1,150	1,086,750

Total						45,255,350

Automakers 1.33%

Chrysler Group LLC/CG Co-Issuer, Inc.†	8.25%	6/15/2021			3,475	3,023,250
Ford Motor Co.	7.45%	7/16/2031			7,750	8,535,641
General Motors Corp.(f)	—	—	(g)		8,500	106,250
Navistar International Corp.	8.25%	11/1/2021			6,240	6,489,600

Total						18,154,741

Banking 1.44%

Ally Financial, Inc.	8.00%	3/15/2020			5,750	5,821,875
Ally Financial, Inc.	8.00%	11/1/2031			1,425	1,400,063
Ally Financial, Inc.	8.30%	2/12/2015			5,825	6,130,812
BBVA Bancomer SA†	7.25%	4/22/2020			2,650	2,762,625
Regions Bank	7.50%	5/15/2018			3,600	3,546,000
Washington Mutual Bank(b)	6.875%	6/15/2011			10,000	50,000

Total						19,711,375

Beverages 0.72%

Anheuser-Busch InBev Worldwide, Inc.(d)	9.75%	11/17/2015		BRL	11,000	7,428,230
CEDC Finance Corp. International, Inc.†	9.125%	12/1/2016			$3,275	2,456,250

Total						9,884,480

Brokerage 1.21%

E*Trade Financial Corp.	6.75%	6/1/2016			5,250	5,381,250
Oppenheimer Holdings, Inc.	8.75%	4/15/2018			4,300	4,321,500
Penson Worldwide, Inc.†	12.50%	5/15/2017			4,500	3,667,500
Scottrade Financial Services, Inc.†	6.125%	7/11/2021			3,000	3,084,555

Total						16,454,805

Building & Construction 0.92%

K. Hovnanian Enterprises, Inc.	10.625%	10/15/2016			2,780	2,495,050
Lennar Corp.	12.25%	6/1/2017			2,175	2,474,063
Shea Homes LP/Shea Homes Funding Corp.†	8.625%	5/15/2019			4,850	4,110,375
Standard Pacific Corp.	8.375%	1/15/2021			4,000	3,460,000

Total						12,539,488

Building Materials 0.61%

Associated Materials LLC	9.125%	11/1/2017			1,545	1,367,325
New Enterprise Stone & Lime Co., Inc.†	11.00%	9/1/2018			4,600	4,094,000

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST-HIGH YIELD FUND August 31, 2011

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Building Materials (continued)

Roofing Supply Group LLC/Roofing Supply Finance, Inc.†	8.625%	12/1/2017	$3,000	$2,902,500

Total				8,363,825

Chemicals 2.60%

Celanese US Holdings LLC	6.625%	10/15/2018	2,810	2,992,650
CF Industries, Inc.	7.125%	5/1/2020	1,700	1,950,750
Georgia Gulf Corp.	10.75%	10/15/2016	1,800	1,917,000
Huntsman International LLC	8.625%	3/15/2020	5,650	5,904,250
INEOS Finance plc (United Kingdom)†(e)	9.00%	5/15/2015	2,150	2,187,625
Lyondell Chemical Co.†	8.00%	11/1/2017	1,821	2,025,862
Momentive Performance Materials, Inc.	9.00%	1/15/2021	4,655	4,003,300
Nalco Co.†	6.625%	1/15/2019	3,800	4,199,000
Phibro Animal Health Corp.†	9.25%	7/1/2018	3,125	3,109,375
Polymer Group, Inc.†	7.75%	2/1/2019	3,875	3,855,625
TPC Group LLC†	8.25%	10/1/2017	1,500	1,541,250
Vertellus Specialties, Inc.†	9.375%	10/1/2015	1,850	1,771,375

Total				35,458,062

Computer Hardware 0.21%

Brocade Communications Systems, Inc.	6.625%	1/15/2018	2,875	2,910,938

Consumer/Commercial/Lease Financing 2.22%

Community Choice Financial, Inc.†	10.75%	5/1/2019	2,600	2,665,000
CrownRock LP/CrownRock Finance, Inc.†	10.00%	8/15/2016	1,100	1,023,693
International Lease Finance Corp.	6.25%	5/15/2019	3,550	3,217,638
International Lease Finance Corp.	8.75%	3/15/2017	8,310	8,559,300
Provident Funding Associates LP/PFG Finance Corp.†	10.125%	2/15/2019	1,675	1,532,625
Provident Funding Associates LP/PFG Finance Corp.†	10.25%	4/15/2017	4,370	4,413,700
SLM Corp.	5.00%	6/15/2018	2,345	2,131,814
SLM Corp.	8.45%	6/15/2018	2,020	2,141,511
Springleaf Finance Corp.	6.90%	12/15/2017	5,430	4,615,500

Total				30,300,781

Consumer Products 0.97%

Armored AutoGroup, Inc.†	9.25%	11/1/2018	2,200	1,947,000
Elizabeth Arden, Inc.	7.375%	3/15/2021	4,675	4,663,313
Revlon Consumer Products Corp.	9.75%	11/15/2015	1,530	1,637,100
Scotts Miracle-Gro Co. (The)†	6.625%	12/15/2020	5,075	5,043,281

Total				13,290,694

Diversified Capital Goods 1.57%

Amsted Industries, Inc.†	8.125%	3/15/2018	3,000	3,120,000
Dynacast International LLC/Dynacast Finance, Inc.†	9.25%	7/15/2019	2,325	2,226,188
Park-Ohio Industries, Inc.	8.125%	4/1/2021	4,000	3,870,000

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST-HIGH YIELD FUND August 31, 2011

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Diversified Capital Goods (continued)

RBS Global, Inc./Rexnord LLC	8.50%	5/1/2018	$5,000	$5,075,000
SPX Corp.	6.875%	9/1/2017	4,325	4,530,437
WireCo WorldGroup, Inc.†	9.75%	5/15/2017	2,475	2,555,437

Total				21,377,062

Electric-Distribution/Transportation 0.14%

Cia de Transporte de Energia Electrica en Alta Tension Transener SA (Argentina)†(e)	9.75%	8/15/2021	2,100	1,963,500

Electric: Generation 1.61%

Astoria Depositor Corp.†	8.144%	5/1/2021	2,250	2,092,500
Calpine Corp.†	7.50%	2/15/2021	6,500	6,597,500
Dynegy Holdings, Inc.	8.375%	5/1/2016	6,000	3,990,000
Elwood Energy LLC	8.159%	7/5/2026	3,970	3,934,945
GenOn Energy, Inc.	9.875%	10/15/2020	5,275	5,327,750

Total				21,942,695

Electric: Integrated 0.67%

AES Corp. (The)†	7.375%	7/1/2021	2,215	2,239,919
AES Corp. (The)	8.00%	10/15/2017	4,100	4,325,500
North American Energy Alliance LLC/North American Energy Alliance Finance Corp.†	10.875%	6/1/2016	2,000	2,140,000
PPL Capital Funding, Inc.(h)	6.70%	3/30/2067	480	463,727

Total				9,169,146

Electronics 1.41%

Amkor Technology, Inc.†	6.625%	6/1/2021	5,025	4,698,375
Freescale Semiconductor, Inc.†	9.25%	4/15/2018	5,225	5,525,438
Freescale Semiconductor, Inc.	10.75%	8/1/2020	2,352	2,475,480
NXP BV LLC (Netherlands)†(e)	9.75%	8/1/2018	3,840	4,060,800
Sensata Technologies BV (Netherlands)†(e)	6.50%	5/15/2019	2,500	2,418,750

Total				19,178,843

Energy: Exploration & Production 6.40%

Afren plc (United Kingdom)†(e)	11.50%	2/1/2016	4,300	4,515,000
Antero Resources Finance Corp.†	7.25%	8/1/2019	2,100	2,047,500
Berry Petroleum Co.	10.25%	6/1/2014	4,000	4,500,000
BreitBurn Energy Partners LP/BreitBurn Finance Corp.	8.625%	10/15/2020	1,100	1,105,500
Brigham Exploration Co.†	6.875%	6/1/2019	1,475	1,467,625
Brigham Exploration Co.	8.75%	10/1/2018	7,500	8,212,500
Chaparral Energy, Inc.	8.25%	9/1/2021	2,425	2,328,000
Concho Resources, Inc.	7.00%	1/15/2021	6,400	6,576,000
Denbury Resources, Inc.	8.25%	2/15/2020	4,469	4,731,554
Energy XXI Gulf Coast, Inc.	7.75%	6/15/2019	3,900	3,675,750
Forest Oil Corp.	7.25%	6/15/2019	2,125	2,114,375
LINN Energy LLC/LINN Energy Finance Corp.†	7.75%	2/1/2021	5,650	5,791,250
MEG Energy Corp. (Canada)†(e)	6.50%	3/15/2021	6,500	6,524,375

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST-HIGH YIELD FUND August 31, 2011

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Energy: Exploration & Production (continued)

Oasis Petroleum, Inc.†	7.25%	2/1/2019	$5,975	$5,870,437
OGX Petroleo e Gas Participacoes SA (Brazil)†(e)	8.50%	6/1/2018	14,000	14,105,000
Penn Virginia Corp.	7.25%	4/15/2019	2,345	2,242,406
Petrohawk Energy Corp.†	6.25%	6/1/2019	950	1,105,563
QEP Resources, Inc.	6.875%	3/1/2021	2,250	2,373,750
SandRidge Energy, Inc.†	7.50%	3/15/2021	2,600	2,538,250
SandRidge Energy, Inc.†	9.875%	5/15/2016	500	537,500
Swift Energy Co.	8.875%	1/15/2020	425	452,625
Unit Corp.	6.625%	5/15/2021	4,615	4,545,775

Total				87,360,735

Environmental 0.51%

Casella Waste Systems, Inc.†	7.75%	2/15/2019	3,000	2,902,500
EnergySolutions, Inc./EnergySolutions LLC	10.75%	8/15/2018	3,075	3,121,125
WCA Waste Corp.†	7.50%	6/15/2019	1,000	1,005,000

Total				7,028,625

Food & Drug Retailers 0.74%

Ingles Markets, Inc.	8.875%	5/15/2017	3,580	3,741,100
New Albertsons, Inc.	8.70%	5/1/2030	1,250	1,118,750
Stater Bros Holdings, Inc.†	7.375%	11/15/2018	2,200	2,277,000
SUPERVALU, Inc.	8.00%	5/1/2016	3,000	2,955,000

Total				10,091,850

Food: Wholesale 2.02%

Bumble Bee Acquisition Corp.†	9.00%	12/15/2017	850	828,750
Bumble Bee Holdco SCA PIK†	9.625%	3/15/2018	3,000	2,685,000
FAGE Dairy Industry SA/FAGE USA Dairy Industry, Inc.†	9.875%	2/1/2020	3,465	3,387,037
Pinnacle Foods Finance LLC/Pinnacle Foods Finance Corp.	10.625%	4/1/2017	11,200	11,648,000
Southern States Cooperative, Inc.†	11.25%	5/15/2015	3,470	3,695,550
Virgolino de Oliveira Finance Ltd.†	10.50%	1/28/2018	2,517	2,564,194
Viskase Cos., Inc.†	9.875%	1/15/2018	2,700	2,740,500

Total				27,549,031

Forestry/Paper 1.65%

Clearwater Paper Corp.	10.625%	6/15/2016	3,625	3,987,500
Longview Fibre Paper & Packaging, Inc.†	8.00%	6/1/2016	6,100	6,069,500
Millar Western Forest Products Ltd. (Canada)†(e)	8.50%	4/1/2021	2,560	1,984,000
NewPage Corp.(c)	11.375%	12/31/2014	4,000	3,540,000
Tembec Industries, Inc. (Canada)(e)	11.25%	12/15/2018	4,025	3,984,750
Weyerhaeuser Co.	8.50%	1/15/2025	2,450	2,982,917

Total				22,548,667

Gaming 5.07%

Ameristar Casinos, Inc.†	7.50%	4/15/2021	1,600	1,604,000

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST-HIGH YIELD FUND August 31, 2011

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Gaming (continued)

Boyd Gaming Corp.†	9.125%	12/1/2018	$3,300	$3,093,750
Caesar’s Entertainment Operating Co., Inc.	5.625%	6/1/2015	3,300	2,425,500
Caesar’s Entertainment Operating Co., Inc.	10.75%	2/1/2016	1,825	1,564,938
Caesar’s Entertainment Operating Co., Inc.	12.75%	4/15/2018	2,275	2,019,062
CityCenter Holdings LLC/CityCenter Finance Corp.†	7.625%	1/15/2016	5,750	5,620,625
Downstream Development Authority of the Quapaw Tribe of Oklahoma†	10.50%	7/1/2019	3,900	3,763,500
Eldorado Resorts LLC/Eldorado Capital Corp.†	8.625%	6/15/2019	3,075	2,636,812
Marina District Finance Co., Inc.	9.50%	10/15/2015	3,245	3,163,875
MGM Resorts International	11.125%	11/15/2017	1,300	1,456,000
MGM Resorts International	11.375%	3/1/2018	7,500	8,156,250
Midwest Gaming Borrower LLC/Midwest Finance Corp.†	11.625%	4/15/2016	4,650	4,859,250
Mohegan Tribal Gaming Authority†	11.50%	11/1/2017	7,900	7,761,750
River Rock Entertainment Authority (The)	9.75%	11/1/2011	2,025	1,478,250
ROC Finance LLC/ROC Finance 1 Corp.†	12.125%	9/1/2018	4,200	4,347,000
Seminole Indian Tribe of Florida†	7.75%	10/1/2017	1,300	1,326,000
Snoqualmie Entertainment Authority†	4.179%#	2/1/2014	5,775	5,139,750
Sugarhouse HSP Gaming Prop. Mezz. LP/Sugarhouse HSP Gaming Finance Corp.†	8.625%	4/15/2016	4,675	4,675,000
Yonkers Racing Corp.†	11.375%	7/15/2016	3,850	4,042,500

Total				69,133,812

Gas Distribution 2.00%

El Paso Corp.	7.75%	1/15/2032	2,225	2,500,571
El Paso Corp.	8.05%	10/15/2030	10,460	11,870,196
Genesis Energy LP/Genesis Energy Finance Corp.†	7.875%	12/15/2018	2,650	2,563,875
IFM US Colonial Pipeline 2 LLC†	6.45%	5/1/2021	7,000	7,771,848
Transportadora de Gas del Sur SA (Argentina)†(e)	7.875%	5/14/2017	2,703	2,560,444

Total				27,266,934

Health Facilities 1.83%

American Renal Holdings Co., Inc.	8.375%	5/15/2018	3,000	3,007,500
Capella Healthcare, Inc.†	9.25%	7/1/2017	4,075	4,003,688
HCA, Inc.	6.50%	2/15/2020	2,175	2,204,906
HCA, Inc.	7.875%	2/15/2020	9,000	9,585,000
Kindred Healthcare, Inc.†	8.25%	6/1/2019	1,525	1,364,875
Omega Healthcare Investors, Inc.	6.75%	10/15/2022	2,250	2,171,250
Vanguard Health Holding Co. II LLC/Vanguard Holding Co. II, Inc.	8.00%	2/1/2018	2,720	2,604,400
Vanguard Health Systems, Inc.	Zero Coupon	2/1/2016	55	35,475

Total				24,977,094

Health Services 0.52%

ExamWorks Group, Inc.†	9.00%	7/15/2019	2,325	2,202,937
inVentiv Health, Inc.†	10.00%	8/15/2018	2,275	2,064,563

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST-HIGH YIELD FUND August 31, 2011

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Health Services (continued)

STHI Holding Corp.†	8.00%	3/15/2018	$2,920	$2,788,600

Total				7,056,100

Hotels 0.39%

FelCor Lodging LP†	6.75%	6/1/2019	5,700	5,386,500

Household & Leisure Products 0.19%

American Standard Americas†	10.75%	1/15/2016	3,225	2,628,375

Integrated Energy 1.06%

Coso Geothermal Power Holdings LLC†	7.00%	7/15/2026	7,095	5,545,523
Covanta Holding Corp.	7.25%	12/1/2020	5,400	5,526,284
First Wind Capital LLC†	10.25%	6/1/2018	3,475	3,336,000

Total				14,407,807

Investments & Miscellaneous Financial Services 0.68%

Constellation Enterprises LLC†	10.625%	2/1/2016	2,975	2,989,875
Nuveen Investments, Inc.†	10.50%	11/15/2015	2,975	2,856,000
Nuveen Investments, Inc.	10.50%	11/15/2015	3,500	3,395,000

Total				9,240,875

Leisure 1.19%

Cedar Fair LP/Canada’s Wonderland Co./Magnum Management Corp.	9.125%	8/1/2018	2,000	2,120,000
MU Finance plc (United Kingdom)†(e)	8.375%	2/1/2017	5,600	5,964,000
Palace Entertainment Holdings LLC/Palace Entertainment Holdings Corp.†	8.875%	4/15/2017	2,550	2,492,625
Seven Seas Cruises S. de R.L. LLC†	9.125%	5/15/2019	4,180	4,159,100
Vail Resorts, Inc.†	6.50%	5/1/2019	1,525	1,532,625

Total				16,268,350

Life Insurance 0.26%

MetLife Capital Trust X†(i)	9.25%	4/8/2038	3,000	3,555,000

Machinery 2.24%

Altra Holdings, Inc.	8.125%	12/1/2016	2,750	2,856,563
Cleaver-Brooks, Inc.†	12.25%	5/1/2016	3,850	3,859,625
Columbus McKinnon Corp.	7.875%	2/1/2019	5,300	5,247,000
CPM Holdings, Inc.	10.625%	9/1/2014	4,050	4,323,375
Dematic SA (Luxembourg)†(e)	8.75%	5/1/2016	5,175	4,968,000
Manitowoc Co., Inc. (The)	9.50%	2/15/2018	2,775	2,892,937
Thermadyne Holdings Corp.	9.00%	12/15/2017	6,300	6,426,000

Total				30,573,500

Media: Broadcast 1.54%

AMC Networks, Inc.†	7.75%	7/15/2021	4,925	5,109,687
Clear Channel Communications, Inc.	5.50%	9/15/2014	3,540	2,451,450

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST-HIGH YIELD FUND August 31, 2011

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Media: Broadcast (continued)

Cumulus Media, Inc.†	7.75%	5/1/2019	$2,450	$2,162,125
FoxCo Acquisition Sub LLC†	13.375%	7/15/2016	2,650	2,815,625
Gray Television, Inc.	10.50%	6/29/2015	6,200	6,014,000
LIN Television Corp.	8.375%	4/15/2018	2,375	2,470,000

Total				21,022,887

Media: Cable 1.13%

CCO Holdings LLC/CCO Holdings Capital Corp.	6.50%	4/30/2021	4,125	4,052,812
CCO Holdings LLC/CCO Holdings Capital Corp.	7.00%	1/15/2019	1,300	1,313,000
CCO Holdings LLC/CCO Holdings Capital Corp.	7.25%	10/30/2017	1,475	1,528,469
DISH DBS Corp.†	6.75%	6/1/2021	1,575	1,594,688
Insight Communications Co., Inc.†	9.375%	7/15/2018	1,895	2,174,512
UPCB Finance III Ltd.†	6.625%	7/1/2020	4,825	4,776,750

Total				15,440,231

Media: Services 0.88%

MDC Partners, Inc.	11.00%	11/1/2016	6,250	6,757,813
WMG Acquisition Corp.	9.50%	6/15/2016	3,925	4,023,125
WMG Acquisition Corp.†	11.50%	10/1/2018	1,400	1,281,000

Total				12,061,938

Medical Products 0.44%

Giant Funding Corp.†	8.25%	2/1/2018	5,975	6,004,875

Metals/Mining (Excluding Steel) 3.71%

American Rock Salt Co. LLC/American Rock Capital Corp.†	8.25%	5/1/2018	4,550	4,242,875
Arch Coal, Inc.†	7.25%	6/15/2021	3,600	3,564,000
Boart Longyear Management Pty Ltd. (Australia)†(e)	7.00%	4/1/2021	3,590	3,581,025
Compass Minerals International, Inc.	8.00%	6/1/2019	3,950	4,285,750
FMG Resources (August 2006) Pty Ltd. (Australia)†(e)	6.875%	2/1/2018	5,300	5,273,500
FMG Resources (August 2006) Pty Ltd. (Australia)†(e)	7.00%	11/1/2015	2,735	2,741,837
Mirabela Nickel Ltd. (Australia)†(e)	8.75%	4/15/2018	6,625	6,194,375
Patriot Coal Corp.	8.25%	4/30/2018	3,275	3,094,875
Penn Virginia Resource Partners LP/Penn Virginia Resource Finance Corp.	8.25%	4/15/2018	1,850	1,813,000
Quadra FNX Mining Ltd. (Canada)†(e)	7.75%	6/15/2019	3,900	3,841,500
Rain CII Carbon LLC/CII Carbon Corp.†	8.00%	12/1/2018	3,300	3,316,500
SunCoke Energy, Inc.†	7.625%	8/1/2019	2,125	2,098,438
Taseko Mines Ltd. (Canada)(e)	7.75%	4/15/2019	4,925	4,691,062
Thompson Creek Metals Co., Inc. (Canada)†(e)	7.375%	6/1/2018	2,000	1,835,000

Total				50,573,737

Oil Field Equipment & Services 2.45%

B-Corp Merger Sub, Inc.†	8.25%	6/1/2019	1,875	1,753,125

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST-HIGH YIELD FUND August 31, 2011

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Oil Field Equipment & Services (continued)

Basic Energy Services, Inc.†	7.75%	2/15/2019	$3,360	$3,334,800
Dresser-Rand Group, Inc.†	6.50%	5/1/2021	2,400	2,364,000
Global Geophysical Services, Inc.	10.50%	5/1/2017	2,675	2,721,812
Helix Energy Solutions, Inc.†	9.50%	1/15/2016	5,625	5,765,625
Oil States International, Inc.†	6.50%	6/1/2019	4,750	4,761,875
Precision Drilling Corp. (Canada)†(e)	6.50%	12/15/2021	1,025	1,027,563
Precision Drilling Corp. (Canada)(e)	6.625%	11/15/2020	2,500	2,537,500
SESI LLC†	6.375%	5/1/2019	2,990	2,937,675
Stallion Oilfield Holdings Ltd.	10.50%	2/15/2015	1,660	1,784,500
Thermon Industries, Inc.	9.50%	5/1/2017	2,911	3,071,105
Trinidad Drilling Ltd. (Canada)†(e)	7.875%	1/15/2019	1,350	1,383,750

Total				33,443,330

Oil Refining & Marketing 0.67%

Alon Refining Krotz Springs, Inc.	13.50%	10/15/2014	2,500	2,512,500
Frontier Oil Corp.	6.875%	11/15/2018	1,275	1,319,625
Northern Tier Energy LLC/Northern Tier Finance Corp.†	10.50%	12/1/2017	4,915	5,283,625

Total				9,115,750

Packaging 1.05%

AEP Industries, Inc.†	8.25%	4/15/2019	2,350	2,273,625
ARD Finance SA (Luxembourg) PIK†(e)	11.125%	6/1/2018	2,800	2,408,350
Ardagh Packaging Finance plc (Ireland)†(e)	7.375%	10/15/2017	3,125	3,093,750
Ardagh Packaging Finance plc (Ireland)†(e)	9.125%	10/15/2020	1,775	1,721,750
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer Luxembourg SA†	7.125%	4/15/2019	1,350	1,285,875
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer Luxembourg SA†	8.75%	5/15/2018	3,950	3,545,125

Total				14,328,475

Pharmaceuticals 0.32%

Elan Finance PLC/Elan Finance Corp. (Ireland)(e)	8.75%	10/15/2016	900	936,000
Mylan, Inc.†	7.875%	7/15/2020	3,175	3,413,125

Total				4,349,125

Printing & Publishing 0.34%

Cambium Learning Group, Inc.†	9.75%	2/15/2017	3,200	3,144,000
ProQuest LLC/ProQuest Notes Co.†	9.00%	10/15/2018	1,500	1,477,500

Total				4,621,500

Property & Casualty 0.68%

Liberty Mutual Group, Inc.†(j)	10.75%	6/15/2058	7,500	9,300,000

Railroads 0.70%
Florida East Coast Railway Corp.†	8.125%	2/1/2017	5,525	5,525,000

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST-HIGH YIELD FUND August 31, 2011

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Railroads (continued)

Kansas City Southern de Mexico SA de CV (Mexico)(e)	6.125%	6/15/2021	$1,275	$1,278,188
Kansas City Southern de Mexico SA de CV (Mexico)(e)	6.625%	12/15/2020	2,650	2,769,250

Total				9,572,438

Real Estate Investment Trusts 0.71%

DuPont Fabros Technology LP	8.50%	12/15/2017	5,850	6,201,000
MPT Operating Partnership LP/MPT Finance Corp.†	6.875%	5/1/2021	3,700	3,542,750

Total				9,743,750

Restaurants 1.51%

CKE Restaurants, Inc.	11.375%	7/15/2018	2,960	3,163,500
Dave & Buster’s Entertainment, Inc.†	Zero Coupon	2/15/2016	3,750	2,193,750
Dave & Buster’s, Inc.	11.00%	6/1/2018	1,420	1,483,900
DineEquity, Inc.	9.50%	10/30/2018	4,050	4,222,125
Fiesta Restaurant Group†	8.875%	8/15/2016	2,325	2,319,187
HOA Restaurant Group LLC/HOA Finance Corp.†	11.25%	4/1/2017	3,075	2,982,750
Rare Restaurant Group LLC/RRG Finance Corp.†	9.25%	5/15/2014	1,250	975,000
Roadhouse Financing, Inc.	10.75%	10/15/2017	3,225	3,208,875

Total				20,549,087

Software/Services 1.45%

Buccaneer Merger Sub, Inc.†	9.125%	1/15/2019	1,825	1,834,125
Fidelity National Information Services, Inc.	7.625%	7/15/2017	2,675	2,795,375
First Data Corp.†	7.375%	6/15/2019	2,975	2,811,375
First Data Corp.	9.875%	9/24/2015	3,215	2,957,800
First Data Corp.	11.25%	3/31/2016	1,400	1,183,000
First Data Corp.†	12.625%	1/15/2021	2,500	2,375,000
SunGard Data Systems, Inc.	10.25%	8/15/2015	3,175	3,246,438
Vangent, Inc.	9.625%	2/15/2015	2,520	2,652,300

Total				19,855,413

Specialty Retail 2.71%

Academy Ltd./Academy Finance Corp.†	9.25%	8/1/2019	850	816,000
Brown Shoe Co., Inc.†	7.125%	5/15/2019	5,650	4,830,750
Claire’s Stores, Inc.	8.875%	3/15/2019	1,460	1,253,775
Gymboree Corp.	9.125%	12/1/2018	5,675	4,937,250
J. Crew Group, Inc.	8.125%	3/1/2019	2,275	2,041,812
Limited Brands, Inc.	7.60%	7/15/2037	3,250	3,136,250
Netflix, Inc.	8.50%	11/15/2017	2,000	2,210,000
PETCO Animal Supplies, Inc.†	9.25%	12/1/2018	6,450	6,708,000
QVC, Inc.†	7.375%	10/15/2020	1,360	1,468,800
QVC, Inc.†	7.50%	10/1/2019	840	909,300
Toys “R” Us Property Co. I LLC	10.75%	7/15/2017	5,000	5,425,000

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST-HIGH YIELD FUND August 31, 2011

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Specialty Retail (continued)

YCC Holdings LLC/Yankee Finance, Inc. PIK†	10.25%	2/15/2016	$3,625	$3,316,875

Total				37,053,812

Steel Producers/Products 0.61%

JMC Steel Group†	8.25%	3/15/2018	4,800	4,716,000
Severstal Columbus LLC	10.25%	2/15/2018	3,500	3,640,000

Total				8,356,000

Support: Services 3.79%

Abengoa Finance SAU (Spain)†(e)	8.875%	11/1/2017	4,175	3,851,437
Altegrity, Inc.†	11.75%	5/1/2016	625	603,125
American Residential Services LLC†	12.00%	4/15/2015	3,215	3,363,694
Audatex North America, Inc.†	6.75%	6/15/2018	2,400	2,370,000
Avis Budget Car Rental	9.625%	3/15/2018	6,710	6,894,525
Bankrate, Inc.	11.75%	7/15/2015	1,138	1,291,630
Cardtronics, Inc.	8.25%	9/1/2018	3,350	3,534,250
Diversey, Inc.	8.25%	11/15/2019	485	562,600
FTI Consulting, Inc.	6.75%	10/1/2020	3,375	3,345,469
Hertz Corp. (The)†	7.375%	1/15/2021	5,625	5,400,000
Hertz Corp. (The)†	7.50%	10/15/2018	2,000	1,970,000
Maxim Crane Works LP†	12.25%	4/15/2015	2,505	2,329,650
NCO Group, Inc.	11.875%	11/15/2014	2,325	2,162,250
NES Rentals Holdings, Inc.†	12.25%	4/15/2015	3,500	3,237,500
PHH Corp.	9.25%	3/1/2016	2,000	2,085,000
RSC Equipment Rental, Inc./RSC Holdings III LLC	8.25%	2/1/2021	3,900	3,656,250
Travelport LLC	11.875%	9/1/2016	1,675	1,193,437
United Rentals (North America), Inc.	10.875%	6/15/2016	3,500	3,850,000

Total				51,700,817

Telecommunications Equipment 1.53%

Alcatel-Lucent USA, Inc.	6.45%	3/15/2029	6,750	5,838,750
Avaya, Inc.†	7.00%	4/1/2019	3,700	3,348,500
Avaya, Inc.	9.75%	11/1/2015	6,750	5,771,250
CommScope, Inc.†	8.25%	1/15/2019	5,925	5,895,375

Total				20,853,875

Telecommunications: Integrated/Services 3.08%

Cogent Communications Group, Inc.†	8.375%	2/15/2018	4,975	5,205,094
Dycom Investments, Inc.	7.125%	1/15/2021	3,935	3,915,325
eAccess Ltd. (Japan)†(e)	8.25%	4/1/2018	3,000	2,910,000
EH Holding Corp.†	7.625%	6/15/2021	2,225	2,225,000
Equinix, Inc.	7.00%	7/15/2021	3,000	3,052,500
Equinix, Inc.	8.125%	3/1/2018	3,000	3,195,000
GCI, Inc.	6.75%	6/1/2021	1,250	1,237,500
GCI, Inc.	8.625%	11/15/2019	5,000	5,381,250
Intelsat Luxembourg SA (Luxembourg) PIK(e)	11.50%	2/4/2017	4,811	4,658,442

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST-HIGH YIELD FUND August 31, 2011

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Telecommunications: Integrated/Services (continued)

Level 3 Escrow, Inc.†	8.125%	7/1/2019	$5,690	$5,419,725
Windstream Corp.	7.75%	10/1/2021	4,750	4,845,000

Total				42,044,836

Telecommunications: Wireless 1.83%

Clearwire Communications LLC/Clearwire Finance, Inc.†	12.00%	12/1/2017	6,400	5,328,000
Digicel Group Ltd. (Jamaica)†(e)	10.50%	4/15/2018	5,000	5,325,000
GeoEye, Inc.	9.625%	10/1/2015	3,500	3,928,750
NII Capital Corp.	7.625%	4/1/2021	3,400	3,485,000
Telemovil Finance Co., Ltd. (El Salvador)†(e)	8.00%	10/1/2017	2,800	2,884,000
Wind Acquisition Finance SA (Italy)†(e)	7.25%	2/15/2018	2,450	2,303,000
Wind Acquisition Finance SA (Italy)†(e)	11.75%	7/15/2017	1,600	1,668,000

Total				24,921,750

Theaters & Entertainment 1.30%

Lions Gate Entertainment, Inc.†	10.25%	11/1/2016	7,725	7,686,375
Live Nation Entertainment, Inc.†	8.125%	5/15/2018	3,775	3,652,313
Production Resource Group LLC†	8.875%	5/1/2019	3,350	3,224,375
Ticketmaster Entertainment LLC/Ticketmaster Noteco, Inc.	10.75%	8/1/2016	2,950	3,141,750

Total				17,704,813

Transportation (Excluding Air/Rail) 0.45%

CEVA Group plc (Netherlands)†(e)	11.625%	10/1/2016	660	656,700
CMA CGM SA (France)†(e)	8.50%	4/15/2017	5,675	2,610,500
Great Lakes Dredge & Dock Corp.†	7.375%	2/1/2019	3,075	2,936,625

Total				6,203,825

Total High Yield Corporate Bonds (cost $1,163,313,739)				1,141,686,496

NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES 0.62%

Commercial Mortgage Pass-Through Certificates 2007-FL14 AJ†	0.387%#	6/15/2022	5,000	4,560,277
JPMorgan Chase Commercial Mortgage Securities Corp. 2007-LD11 AM	6.005%#	6/15/2049	5,000	3,976,960

Total Non-Agency Commercial Mortgage-Backed Securities (cost $8,677,443)				8,537,237

	Exercise Price	Expiration Date	Shares (000)
WARRANTS 0.08%

Auto Parts & Equipment 0.02%

Cooper-Standard Holdings, Inc.*	$27.33	11/27/2017	13	275,528

Automakers 0.06%

General Motors Co.*	10.00	7/10/2016	31	474,051

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST-HIGH YIELD FUND August 31, 2011

Investments	Exercise Price	Expiration Date	Shares (000)	Fair Value
Automakers (continued)

General Motors Co.*	$18.33	7/10/2019	31	$327,402

Total				801,453

Total Warrants (cost $1,198,573)				1,076,981

Total Long-Term Investments (cost $1,356,532,276)				1,324,140,328

			Principal Amount (000)
SHORT-TERM INVESTMENT 0.89%

Repurchase Agreement

Repurchase Agreement dated 8/31/2011, Zero Coupon due 9/1/2011 with Fixed Income Clearing Corp. collateralized by $12,365,000 of Federal Home Loan Bank at 0.049% due 1/18/2012; value: $12,358,818; proceeds: $12,112,330 (cost $12,112,330)			$12,112	12,112,330

Total Investments in Securities 97.91% (cost $1,368,644,606)				1,336,252,658

Cash, Foreign Cash and Other Assets in Excess of Liabilities(k) 2.09%				28,591,934

Net Assets 100.00%				$1,364,844,592

BRL	Brazilian real.

CAD	Canadian dollar.

EUR	euro.

GBP	British pound.

PIK	Payment-in-kind.

*	Non-income producing security.
~	Deferred interest debentures pay the stated rate, after which they pay a predetermined interest rate.
†	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, unless registered under such Act or exempted from registration, may only be resold to qualified institutional investors. Unless otherwise noted, 144A securities are deemed to be liquid.
#	Variable rate security. The interest rate represents the rate in effect at August 31, 2011.
(a)	Floating Rate Loans in which the Fund invests generally pay interest at rates which are periodically re-determined at a margin above the London Interbank Offered Rate (“LIBOR”) or the prime rate offered by major U.S. banks. The rate(s) shown is the rate(s) in effect at August 31, 2011.
(b)	Defaulted security.
(c)	The borrower has filed for protection in federal bankruptcy court.
(d)	Investment in non-U.S. dollar denominated securities.
(e)	Foreign security traded in U.S. dollars.
(f)	Stub Rights issued in connection with a plan of reorganization.
(g)	Security is perpetual in nature and has no stated maturity.
(h)	Debenture pays interest at an annual fixed rate of 6.70% through March 30, 2017. Thereafter, interest will be paid at an annual floating rate of 3-month LIBOR plus 2.665% through March 30, 2067. This debenture is subject to full redemption at the option of the issuer any time prior to March 30, 2017.

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(concluded)

LORD ABBETT INVESTMENT TRUST-HIGH YIELD FUND August 31, 2011

(i)	Debenture pays interest at an annual fixed rate of 9.25% through April 8, 2038. Thereafter, interest will be paid at an annual floating rate of 3-month LIBOR plus 5.54% through April 8, 2068. This debenture is subject to full redemption at the option of the issuer any time prior to April 8, 2038.
(j)	Debenture pays interest at an annual fixed rate of 10.75% through June 15, 2038. Thereafter, interest will be paid at an annual floating rate of 3-month LIBOR plus 7.12% through June 15, 2058. This debenture is subject to full redemption at the option of the issuer any time prior to June 15, 2038.
(k)	Cash, Foreign Cash and Other Assets in Excess of Liabilities include net unrealized depreciation on forward foreign currency exchange contracts, as follows:

Open Forward Foreign Currency Exchange Contracts at August 31, 2011:
Forward Foreign Currency Exchange Contracts	Transaction Type	Counterparty	Expiration Date	Foreign Currency	U.S. $ Cost on Origination Date	U.S. $ Current Value	Unrealized Appreciation (Depreciation)
British pound	Buy	Merrill Lynch	9/15/2011	2,891,813	$4,679,994	$4,693,601	$13,607
British pound	Buy	Credit Suisse	10/5/2011	3,272,188	5,290,145	5,309,792	19,647
euro	Buy	Credit Suisse	9/1/2011	1,000,000	1,428,180	1,436,501	8,321
euro	Buy	Credit Suisse	9/1/2011	6,000,000	8,693,820	8,619,005	(74,815)
Brazilian real	Sell	Barclays Bank plc	11/1/2011	11,835,000	7,399,187	7,357,691	41,496
British pound	Sell	Merrill Lynch	9/14/2011	3,948,744	6,406,324	6,409,141	(2,817)
British pound	Sell	Merrill Lynch	9/15/2011	2,891,813	4,714,811	4,693,601	21,210
British pound	Sell	Credit Suisse	10/5/2011	5,504,910	8,843,913	8,932,840	(88,927)
euro	Sell	Credit Suisse	9/1/2011	7,000,000	9,947,350	10,055,506	(108,156)
euro	Sell	Barclays Bank plc	10/3/2011	1,750,000	2,518,387	2,512,897	5,490
euro	Sell	Barclays Bank plc	10/3/2011	1,020,625	1,447,542	1,465,557	(18,015)
euro	Sell	Credit Suisse	10/26/2011	1,871,167	2,682,281	2,686,168	(3,887)
euro	Sell	Goldman Sachs	11/2/2011	4,709,250	6,713,978	6,759,850	(45,872)
euro	Sell	Merrill Lynch	11/14/2011	3,875,458	5,512,103	5,562,263	(50,160)
euro	Sell	Goldman Sachs	11/15/2011	1,500,000	2,128,658	2,152,856	(24,198)
euro	Sell	Credit Suisse	12/1/2011	1,242,549	1,788,537	1,783,041	5,496
euro	Sell	Credit Suisse	12/1/2011	5,325,000	7,707,352	7,641,304	66,048

Net Unrealized Depreciation on Forward Foreign Currency Exchange Contracts							$(235,532)

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

LORD ABBETT INVESTMENT TRUST-INCOME FUND August 31, 2011

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
LONG-TERM INVESTMENTS 99.00%

ASSET-BACKED SECURITIES 5.27%

Automobiles 2.66%

AmeriCredit Automobile Receivables Trust 2010-2 A2	1.22%	10/8/2013	$541	$542,267
BMW Vehicle Lease Trust 2010-1 A2	0.58%	9/17/2012	552	551,560
CarMax Auto Owner Trust 2010-3 A2	0.75%	9/16/2013	2,076	2,077,570
CarMax Auto Owner Trust 2011-1 A2	0.72%	11/15/2013	3,000	3,003,012
Chrysler Financial Auto Securitization Trust 2010-A A2	0.69%	1/8/2013	1,977	1,977,142
Ford Credit Auto Lease Trust 2010-B A2†	0.75%	10/15/2012	3,461	3,461,685
Ford Credit Auto Owner Trust 2009-E A3	1.51%	1/15/2014	519	521,659
Ford Credit Auto Owner Trust 2010-B A2	0.65%	12/15/2012	171	171,126
Mercedes-Benz Auto Lease Trust 2011-1A A2†	0.79%	4/15/2013	2,600	2,602,530
Mercedes-Benz Auto Receivables Trust 2010-1 A2	0.70%	8/15/2012	50	50,347
Santander Consumer Acquired Receivables Trust 2011-WO A2†	0.91%	11/15/2013	2,457	2,458,380
Santander Drive Auto Receivables Trust 2010-2 A2	0.95%	8/15/2013	3,416	3,418,059
Santander Drive Auto Receivables Trust 2010-3 A2	0.93%	6/17/2013	502	502,036
Santander Drive Auto Receivables Trust 2010-A A3†	1.83%	11/17/2014	2,000	2,020,303
Santander Drive Auto Receivables Trust 2011-1 A2	0.94%	2/18/2014	1,200	1,199,350
Santander Drive Auto Receivables Trust 2011-2 A2	1.04%	4/15/2014	3,200	3,199,302
Volkswagen Auto Lease Trust 2010-A A2	0.77%	1/22/2013	2,298	2,298,222

Total				30,054,550

Credit Cards 1.37%

Capital One Multi-Asset Execution Trust 2005-A1	0.277%#	1/15/2015	1,550	1,549,682
Capital One Multi-Asset Execution Trust 2006-C3	0.527%#	7/15/2014	1,005	1,004,721
Capital One Multi-Asset Execution Trust 2007-A4	0.237%#	3/16/2015	4,000	3,997,518
Chase Issuance Trust 2005-A6	0.277%#	7/15/2014	1,280	1,279,690
Citibank Credit Card Issuance Trust 2009-A1	1.957%#	3/17/2014	2,500	2,522,741
Citibank Omni Master Trust 2009-A8†	2.307%#	5/16/2016	3,030	3,060,804
GE Capital Credit Card Master Note Trust 2009-1 A	2.307%#	4/15/2015	1,125	1,138,850
Nordstrom Private Label Credit Card Master Note Trust 2007-2A A†	0.267%#	5/15/2015	1,000	997,360

Total				15,551,366

Other 1.24%

Illinois Student Assistance Commission 2010-1 A2	1.303%#	4/25/2022	1,450	1,440,996
SLM Student Loan Trust 2006-2 A5(a)	0.363%#	7/25/2025	2,045	1,964,981
SLM Student Loan Trust 2006-6 A1	0.243%#	10/25/2018	126	126,322
SLM Student Loan Trust 2007-8 A1	0.483%#	7/27/2015	483	482,766
SLM Student Loan Trust 2008-5 A4(a)	1.953%#	7/25/2023	3,370	3,492,308
SLM Student Loan Trust 2010-C A1†	1.857%#	12/15/2017	3,064	3,075,094

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST-INCOME FUND August 31, 2011

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Other (continued)

SLM Student Loan Trust 2011-1 A2	1.368%#	10/25/2034	$2,500	$2,480,407
SLM Student Loan Trust 2011-B A2†	3.74%	2/15/2029	1,000	1,005,237

Total				14,068,111

Total Asset-Backed Securities (cost $59,723,574)				59,674,027

CORPORATE BONDS 79.92%

Aerospace/Defense 0.08%

Embraer Overseas Ltd. (Brazil)(b)	6.375%	1/15/2020	400	438,000
L-3 Communications Corp.	6.375%	10/15/2015	450	459,000

Total				897,000

Air Transportation 0.62%

Continental Airlines, Inc.	6.545%	2/2/2019	1,633	1,698,718
Continental Airlines, Inc.	7.25%	11/10/2019	1,233	1,294,369
Delta Air Lines, Inc.	6.20%	7/2/2018	707	728,673
Qantas Airways Ltd. (Australia)†(b)	6.05%	4/15/2016	3,000	3,335,127

Total				7,056,887

Aluminum 0.27%

Alcoa, Inc.	5.40%	4/15/2021	3,000	3,012,108

Apparel 0.34%

PVH Corp.	7.75%	11/15/2023	3,275	3,444,861
Texhong Textile Group Ltd. (Hong Kong)†(b)	7.625%	1/19/2016	500	437,500

Total				3,882,361

Auto Parts: Original Equipment 0.83%

BorgWarner, Inc.	8.00%	10/1/2019	2,728	3,348,274
International Automotive Components Group SL (Spain)†(b)	9.125%	6/1/2018	325	320,937
ITC Holdings Corp.†	6.05%	1/31/2018	4,130	4,794,492
Stanadyne Corp.	10.00%	8/15/2014	500	487,500
Stanadyne Holdings, Inc.	12.00%	2/15/2015	500	488,750

Total				9,439,953

Auto Trucks & Parts 0.12%

Commercial Vehicle Group, Inc.†	7.875%	4/15/2019	1,390	1,334,400

Auto: Replacement Parts 0.03%

PEP Boys-Manny Moe & Jack	7.50%	12/15/2014	375	377,813

Automotive 0.31%

B-Corp Merger Sub, Inc.†	8.25%	6/1/2019	350	327,250
Chrysler Group LLC/CG Co-Issuer, Inc.†	8.25%	6/15/2021	1,375	1,196,250
Cooper-Standard Automotive, Inc.	8.50%	5/1/2018	500	515,000
Ford Motor Co.	7.45%	7/16/2031	1,250	1,376,716

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST-INCOME FUND August 31, 2011

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Automotive (continued)

Tenneco, Inc.	7.75%	8/15/2018	$100	$105,000

Total				3,520,216

Banks: Diversified 1.91%

Banco do Brasil SA (Brazil)†(b)	5.875%	1/26/2022	1,000	1,007,500
BanColombia SA (Colombia)†(b)	4.25%	1/12/2016	500	507,500
BBVA Bancomer SA†	4.50%	3/10/2016	525	530,250
Citigroup, Inc.	8.50%	5/22/2019	775	948,656
Discover Bank	8.70%	11/18/2019	5,375	6,343,468
Finansbank AS (Turkey)†(b)	5.50%	5/11/2016	500	471,875
First Citizens St. Lucia Ltd. (Saint Lucia)†(b)	4.903%	2/9/2016	400	410,739
Goldman Sachs Group, Inc. (The)	5.375%	3/15/2020	3,800	3,867,518
Goldman Sachs Group, Inc. (The)	6.125%	2/15/2033	1,000	985,529
Goldman Sachs Group, Inc. (The)	6.25%	2/1/2041	500	493,472
HSBC Bank Brasil SA - Banco Multiplo (Brazil)†(b)	4.00%	5/11/2016	1,000	1,000,000
Itau Unibanco Holding SA (Brazil)†(b)	6.20%	4/15/2020	600	622,320
JPMorgan Chase & Co.	4.35%	8/15/2021	1,000	1,033,841
Morgan Stanley	6.25%	8/28/2017	1,104	1,169,977
National Agricultural Cooperative Federation (South Korea)†(b)	3.50%	2/8/2017	300	296,356
Provident Funding Associates LP/PFG Finance Corp.†	10.125%	2/15/2019	820	750,300
Regions Financial Corp.	7.75%	11/10/2014	1,150	1,152,875

Total				21,592,176

Banks: Money Center 0.80%

Akbank TAS (Turkey)†(b)	6.50%	3/9/2018	630	635,985
Export-Import Bank of Korea (South Korea)(b)	3.75%	10/20/2016	1,000	1,016,460
Huntington Bancshares, Inc.	7.00%	12/15/2020	2,154	2,471,254
SVB Financial Group	5.375%	9/15/2020	2,200	2,276,265
Zions Bancorporation	7.75%	9/23/2014	2,500	2,663,593

Total				9,063,557

Beverages 0.29%

CEDC Finance Corp. International, Inc.†	9.125%	12/1/2016	100	75,000
Pernod Ricard SA (France)†(b)	5.75%	4/7/2021	3,000	3,193,932

Total				3,268,932

Biotechnology Research & Production 0.41%

Bio-Rad Laboratories, Inc.	8.00%	9/15/2016	4,250	4,664,375

Broadcasting 0.10%

Citadel Broadcasting Corp.†	7.75%	12/15/2018	400	432,000
Fisher Communications, Inc.	8.625%	9/15/2014	91	89,408
Salem Communications Corp.	9.625%	12/15/2016	561	572,921

Total				1,094,329

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST-INCOME FUND August 31, 2011

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Brokers 0.77%

E*Trade Financial Corp.	6.75%	6/1/2016	$550	$563,750
Jefferies Group, Inc.	8.50%	7/15/2019	1,180	1,426,339
Raymond James Financial, Inc.	8.60%	8/15/2019	5,525	6,780,678

Total				8,770,767

Building Materials 1.22%

Associated Materials LLC	9.125%	11/1/2017	450	398,250
Building Materials Corp. of America†	7.00%	2/15/2020	3,400	3,417,000
Holcim US Finance SARL & Cie SCS (Luxembourg)†(b)	6.00%	12/30/2019	3,100	3,386,806
Owens Corning, Inc.	9.00%	6/15/2019	4,200	4,945,970
Voto-Votorantim Ltd.†	6.75%	4/5/2021	850	893,563
Votorantim Cimentos SA (Brazil)†(b)	7.25%	4/5/2041	750	742,500

Total				13,784,089

Business Services 1.08%

Great Lakes Dredge & Dock Corp.†	7.375%	2/1/2019	450	429,750
Hillenbrand, Inc.	5.50%	7/15/2020	4,092	4,328,231
Seminole Indian Tribe of Florida†	5.798%	10/1/2013	540	541,638
Seminole Indian Tribe of Florida†	6.535%	10/1/2020	4,375	4,340,052
Seminole Indian Tribe of Florida†	7.75%	10/1/2017	142	144,840
StoneMor Operating LLC/Cornerstone Family Services/Osiris Holdings	10.25%	12/1/2017	1,325	1,285,250
Verisk Analytics, Inc.	5.80%	5/1/2021	1,000	1,115,302

Total				12,185,063

Cable Services 1.79%

Comcast Corp.	6.95%	8/15/2037	4,595	5,383,281
Time Warner Cable, Inc.	7.30%	7/1/2038	8,005	9,506,586
Time Warner Cable, Inc.	8.75%	2/14/2019	4,125	5,345,501

Total				20,235,368

Chemicals 3.12%

Airgas, Inc.	7.125%	10/1/2018	6,000	6,421,308
Basell Finance Co. BV (Netherlands)†(b)	8.10%	3/15/2027	1,630	1,825,600
Braskem Finance Ltd. (Brazil)†(b)	5.75%	4/15/2021	1,000	1,010,000
CF Industries, Inc.	7.125%	5/1/2020	6,025	6,913,687
Chemtura Corp.	7.875%	9/1/2018	300	309,750
Dow Chemical Co. (The)	9.40%	5/15/2039	2,000	3,024,894
Incitec Pivot Finance LLC†	6.00%	12/10/2019	3,775	4,163,153
Methanex Corp. (Canada)(b)	6.00%	8/15/2015	2,450	2,554,002
Momentive Performance Materials Holdings, Inc.	11.50%	12/1/2016	700	696,500
Mosaic Co. (The)†	7.625%	12/1/2016	1,500	1,573,220
Sociedad Quimica y Minera de Chile SA (Chile)†(b)	5.50%	4/21/2020	450	476,857
Westlake Chemical Corp.	6.625%	1/15/2016	450	460,688
Yara International ASA (Norway)†(b)	7.875%	6/11/2019	4,710	5,919,161

Total				35,348,820

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST-INCOME FUND August 31, 2011

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Coal 0.47%

Bumi Investment Pte Ltd. (Singapore)†(b)	10.75%	10/6/2017	$500	$552,500
Drummond Co., Inc.	7.375%	2/15/2016	2,575	2,626,500
Drummond Co., Inc.†	9.00%	10/15/2014	704	723,360
Peabody Energy Corp.	7.875%	11/1/2026	970	1,064,575
Penn Virginia Corp.	7.25%	4/15/2019	175	167,344
SunCoke Energy, Inc.†	7.625%	8/1/2019	250	246,875

Total				5,381,154

Communications Services 0.08%

Avaya, Inc.	9.75%	11/1/2015	400	342,000
Avaya, Inc. PIK	10.125%	11/1/2015	600	521,250

Total				863,250

Communications Technology 0.10%

American Tower Corp.	7.00%	10/15/2017	1,000	1,165,343

Computer Software 0.85%

Audatex North America, Inc.†	6.75%	6/15/2018	175	172,813
BMC Software, Inc.	7.25%	6/1/2018	5,500	6,547,711
SunGard Data Systems, Inc.	10.25%	8/15/2015	2,865	2,929,463

Total				9,649,987

Construction/Homebuilding 0.06%

Empresas ICA SAB de CV (Mexico)†(b)	8.90%	2/4/2021	300	297,000
Odebrecht Finance Ltd.†	6.00%	4/5/2023	400	400,000

Total				697,000

Consumer Products 0.33%

Scotts Miracle-Gro Co. (The)	7.25%	1/15/2018	1,450	1,497,125
Tupperware Brands Corp.†	4.75%	6/1/2021	2,225	2,200,093

Total				3,697,218

Containers 0.70%

ARD Finance SA (Luxembourg) PIK†(b)	11.125%	6/1/2018	200	172,025
Ball Corp.	6.625%	3/15/2018	525	540,750
Crown Cork & Seal Co., Inc.	7.50%	12/15/2096	3,500	2,642,500
Graham Packaging Co. LP/GPC Capital Corp. I	8.25%	1/1/2017	475	482,125
Pactiv Corp.	7.95%	12/15/2025	3,525	2,749,500
Rock-Tenn Co.	9.25%	3/15/2016	1,223	1,290,265

Total				7,877,165

Copper 0.31%

Freeport-McMoRan Corp.	7.125%	11/1/2027	2,000	2,219,890
Freeport-McMoRan Corp.	9.50%	6/1/2031	900	1,255,045

Total				3,474,935

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST-INCOME FUND August 31, 2011

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Diversified 0.18%

Bombardier, Inc. (Canada)†(b)	7.45%	5/1/2034	$2,033	$2,093,990

Drugs 0.07%

Valeant Pharmaceuticals International†	6.50%	7/15/2016	775	740,125

Electric: Equipment/Components 0.11%

Enel Finance International SA (Italy)†(b)	6.80%	9/15/2037	1,400	1,288,820

Electric: Power 6.48%

AES Andres Dominicana/Itabo Dominicana (Dominican Republic)†(b)	9.50%	11/12/2020	500	528,750
AES Red Oak LLC	8.54%	11/30/2019	1,988	2,057,310
Allegheny Energy Supply Co. LLC†	6.75%	10/15/2039	3,000	3,117,432
Arizona Public Service Co.	6.875%	8/1/2036	752	926,965
Atlantic City Electric Co.	7.75%	11/15/2018	1,300	1,721,938
Bruce Mansfield Unit	6.85%	6/1/2034	5,582	6,432,077
Central Maine Power Co.†	5.70%	6/1/2019	1,850	2,077,641
Cleco Power LLC	6.65%	6/15/2018	2,500	2,955,465
Coso Geothermal Power Holdings LLC†	7.00%	7/15/2026	3,966	3,099,999
DPL, Inc.	6.875%	9/1/2011	500	500,000
Duquesne Light Holdings, Inc.†	5.90%	12/1/2021	1,000	1,015,634
Duquesne Light Holdings, Inc.	6.25%	8/15/2035	1,950	1,720,202
Duquesne Light Holdings, Inc.†	6.40%	9/15/2020	3,139	3,293,423
EGE Haina Finance Co. (Dominican Republic)†(b)	9.50%	4/26/2017	500	525,000
Elwood Energy LLC	8.159%	7/5/2026	1,627	1,613,052
Energy East Corp.	6.75%	7/15/2036	2,450	2,669,466
Entergy Arkansas, Inc.	3.75%	2/15/2021	1,550	1,581,528
Entergy Louisiana LLC	6.50%	9/1/2018	2,600	3,125,203
Indiantown Cogeneration LP	9.77%	12/15/2020	1,617	1,738,551
Mississippi Power Co.	5.40%	7/1/2035	3,075	3,245,776
Monongahela Power Co.†	5.70%	3/15/2017	1,190	1,344,182
NiSource Finance Corp.	6.25%	12/15/2040	1,900	2,103,594
NiSource Finance Corp.	10.75%	3/15/2016	6,225	8,215,618
North American Energy Alliance LLC/North American Energy Alliance Finance Corp.†	10.875%	6/1/2016	1,900	2,033,000
Oncor Electric Delivery Co. LLC	5.25%	9/30/2040	3,000	3,186,837
PNM Resources, Inc.	9.25%	5/15/2015	800	896,000
PPL WEM Holdings plc (United Kingdom)†(b)	5.375%	5/1/2021	2,000	2,120,376
Reliant Energy Mid-Atlantic Power Holdings LLC	9.237%	7/2/2017	198	201,059
Tenaska Alabama Partners LP†	7.00%	6/30/2021	2,026	2,107,375
Tenaska Georgia Partners LP	9.50%	2/1/2030	2,160	2,672,314
Tenaska Virginia Partners LP†	6.119%	3/30/2024	815	857,077
Texas-New Mexico Power Co.†	9.50%	4/1/2019	2,766	3,709,098

Total				73,391,942

Electrical Equipment 0.32%

Public Service Co. of New Mexico	7.50%	8/1/2018	1,350	1,507,758
Public Service Co. of New Mexico	7.95%	5/15/2018	1,500	1,708,193

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST-INCOME FUND August 31, 2011

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Electrical Equipment (continued)

STATS ChipPAC Ltd. (Singapore)†(b)	7.50%	8/12/2015	$350	$369,250

Total				3,585,201

Electrical: Household 0.59%

Energizer Holdings, Inc.†	4.70%	5/19/2021	1,260	1,330,801
Legrand France SA (France)(b)	8.50%	2/15/2025	3,000	3,950,514
WireCo WorldGroup, Inc.†	9.75%	5/15/2017	1,400	1,445,500

Total				6,726,815

Electronics 0.31%

Thomas & Betts Corp.	5.625%	11/15/2021	3,000	3,476,505

Electronics: Semi-Conductors/Components 0.85%

Freescale Semiconductor, Inc.	10.125%	12/15/2016	400	420,000
KLA-Tencor Corp.	6.90%	5/1/2018	5,775	6,727,892
National Semiconductor Corp.	6.60%	6/15/2017	2,000	2,446,986

Total				9,594,878

Energy Equipment & Services 1.63%

Alta Wind Holdings LLC†	7.00%	6/30/2035	3,337	3,781,868
Cameron International Corp.	6.375%	7/15/2018	3,192	3,758,794
Cameron International Corp.	7.00%	7/15/2038	1,706	2,036,113
Energy Transfer Partners LP	9.70%	3/15/2019	3,500	4,434,174
IFM US Colonial Pipeline 2 LLC†	6.45%	5/1/2021	3,000	3,330,792
Michigan Consolidated Gas Co.	5.70%	3/15/2033	984	1,088,251

Total				18,429,992

Engineering & Contracting Services 0.22%

Aeropuertos Argentina 2000 SA (Argentina)†(b)	10.75%	12/1/2020	294	316,785
New Enterprise Stone & Lime Co., Inc.†	11.00%	9/1/2018	2,450	2,180,500

Total				2,497,285

Entertainment 0.11%

Midwest Gaming Borrower LLC/Midwest Finance Corp.†	11.625%	4/15/2016	500	522,500
Production Resource Group LLC†	8.875%	5/1/2019	350	336,875
Snoqualmie Entertainment Authority†	9.125%	2/1/2015	425	413,313

Total				1,272,688

Environmental Services 0.25%

Casella Waste Systems, Inc.	11.00%	7/15/2014	750	807,188
WCA Waste Corp.†	7.50%	6/15/2019	100	100,500
Williams Cos., Inc. (The)	8.75%	3/15/2032	1,500	1,951,606

Total				2,859,294

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST-INCOME FUND August 31, 2011

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Fertilizers 0.45%

Mosaic Global Holdings, Inc.	7.30%	1/15/2028	$3,375	$4,045,741
Potash Corp. of Saskatchewan, Inc. (Canada)(b)	5.875%	12/1/2036	975	1,101,323

Total				5,147,064

Financial Services 5.18%

Astoria Depositor Corp.†	8.144%	5/1/2021	2,500	2,325,000
Bank of America Corp.	5.625%	7/1/2020	420	426,084
Bank of America Corp.	7.625%	6/1/2019	4,250	4,808,029
BM&FBOVESPA SA (Brazil)†(b)	5.50%	7/16/2020	500	507,500
EDP Finance BV (Netherlands)†(b)	6.00%	2/2/2018	4,890	4,105,727
FMR LLC†	6.45%	11/15/2039	3,500	3,688,874
FMR LLC†	7.49%	6/15/2019	2,596	3,177,582
General Electric Capital Corp.	6.875%	1/10/2039	3,550	4,097,879
Hyundai Capital Services, Inc. (South Korea)†(b)	4.375%	7/27/2016	500	521,142
Merrill Lynch & Co., Inc.	5.70%	5/2/2017	800	783,767
MU Finance plc (United Kingdom)†(b)	8.375%	2/1/2017	700	745,500
Petrobras International Finance Co. (Brazil)(b)	6.875%	1/20/2040	3,717	4,280,694
Prudential Financial, Inc.	6.625%	6/21/2040	1,975	2,137,837
Salton Sea Funding Corp.	7.475%	11/30/2018	830	912,394
Scottrade Financial Services, Inc.†	6.125%	7/11/2021	2,150	2,210,598
SteelRiver Transmission Co. LLC†	4.71%	6/30/2017	1,931	2,001,049
Sydney Airport Finance Co. Pty Ltd. (Australia)†(b)	5.125%	2/22/2021	5,475	5,709,089
TD Ameritrade Holding Corp.	5.60%	12/1/2019	2,990	3,312,726
Virgin Media Secured Finance plc (United Kingdom)(b)	6.50%	1/15/2018	2,100	2,247,000
Western Union Co. (The)	3.65%	8/22/2018	650	650,190
Woodside Finance Ltd. (Australia)†(b)	8.75%	3/1/2019	7,699	10,001,186

Total				58,649,847

Financial: Miscellaneous 1.50%

Bankrate, Inc.	11.75%	7/15/2015	600	681,000
NASDAQ OMX Group, Inc. (The)	5.25%	1/16/2018	2,375	2,505,765
NASDAQ OMX Group, Inc. (The)	5.55%	1/15/2020	2,405	2,424,808
SLM Corp.	6.25%	1/25/2016	8,150	8,340,832
SLM Corp.	8.45%	6/15/2018	2,900	3,074,447

Total				17,026,852

Food 0.61%

Arcor (Argentina)†(b)	7.25%	11/9/2017	144	152,640
Corporacion Pesquera Inca SAC (Peru)†(b)	9.00%	2/10/2017	930	969,525
FAGE Dairy Industry SA/FAGE USA Dairy Industry, Inc.†	9.875%	2/1/2020	1,500	1,466,250
Southern States Cooperative, Inc.†	11.25%	5/15/2015	1,500	1,597,500
Tyson Foods, Inc.	6.85%	4/1/2016	2,000	2,177,500
Tyson Foods, Inc.	10.50%	3/1/2014	500	585,000

Total				6,948,415

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST-INCOME FUND August 31, 2011

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Gaming 0.17%

CCM Merger, Inc.†	8.00%	8/1/2013	$1,825	$1,779,375
Isle of Capri Casinos, Inc.	7.00%	3/1/2014	200	193,500

Total				1,972,875

Health Care Products 0.42%

Bausch & Lomb, Inc.	9.875%	11/1/2015	1,000	1,042,500
Biomet, Inc.	11.625%	10/15/2017	2,300	2,472,500
Hanger Orthopedic Group, Inc.	7.125%	11/15/2018	1,250	1,221,875

Total				4,736,875

Health Care Services 0.67%

Centene Corp.	5.75%	6/1/2017	2,000	1,935,000
Kindred Healthcare, Inc.†	8.25%	6/1/2019	1,000	895,000
Omega Healthcare Investors, Inc.	7.00%	1/15/2016	2,750	2,825,625
Omega Healthcare Investors, Inc.	7.50%	2/15/2020	1,900	1,914,250
Vanguard Health Systems, Inc.	Zero Coupon	2/1/2016	51	32,895

Total				7,602,770

Hospital Management 0.10%

Universal Health Services, Inc.	7.125%	6/30/2016	1,000	1,078,750

Household Equipment/Products 0.04%

American Standard Americas†	10.75%	1/15/2016	575	468,625

Household Furnishings 0.16%

Sealy Mattress Co.†	10.875%	4/15/2016	718	786,210
Simmons Bedding Co.†	11.25%	7/15/2015	950	995,125

Total				1,781,335

Industrial Products 0.50%

Vale Overseas Ltd. (Brazil)(b)	6.875%	11/10/2039	4,000	4,598,808
Western Power Distribution Holdings Ltd. (United Kingdom)†(b)	7.25%	12/15/2017	930	1,122,090

Total				5,720,898

Insurance 2.27%

Aflac, Inc.	8.50%	5/15/2019	3,200	3,978,144
American International Group, Inc.	8.25%	8/15/2018	4,000	4,524,020
Fidelity National Financial, Inc.	6.60%	5/15/2017	1,750	1,898,041
Forethought Financial Group, Inc.†	8.625%	4/15/2021	1,150	1,188,252
Liberty Mutual Group, Inc.†	5.00%	6/1/2021	1,700	1,662,068
Liberty Mutual Group, Inc.†	6.50%	3/15/2035	600	582,562
Liberty Mutual Group, Inc.†	6.70%	8/15/2016	1,400	1,539,744
Markel Corp.	7.125%	9/30/2019	3,480	4,140,076
Validus Holdings Ltd.	8.875%	1/26/2040	575	661,418
Willis North America, Inc.	6.20%	3/28/2017	2,000	2,209,204

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST-INCOME FUND August 31, 2011

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Insurance (continued)

Willis North America, Inc.	7.00%	9/29/2019	$2,900	$3,344,463

Total				25,727,992

Investment Management Companies 0.77%

Constellation Enterprises LLC†	10.625%	2/1/2016	100	100,500
Lazard Group LLC	7.125%	5/15/2015	5,350	6,039,931
Oaktree Capital Management LP†	6.75%	12/2/2019	2,075	2,210,111
Offshore Group Investment Ltd.†	11.50%	8/1/2015	125	133,750
Offshore Group Investment Ltd.	11.50%	8/1/2015	250	267,500

Total				8,751,792

Leasing 0.20%

International Lease Finance Corp.	5.75%	5/15/2016	1,200	1,107,042
International Lease Finance Corp.	8.25%	12/15/2020	760	775,200
International Lease Finance Corp.	8.625%	9/15/2015	375	383,906

Total				2,266,148

Leisure 0.57%

Carnival plc (United Kingdom)(b)	7.875%	6/1/2027	4,000	5,050,972
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp.	7.75%	8/15/2020	1,300	1,426,750

Total				6,477,722

Lodging 1.08%

Downstream Development Authority of the Quapaw Tribe of Oklahoma†	10.50%	7/1/2019	1,750	1,688,750
Hyatt Hotels Corp.†	5.75%	8/15/2015	4,270	4,591,616
Hyatt Hotels Corp.†	6.875%	8/15/2019	3,180	3,646,385
Marina District Finance Co., Inc.	9.875%	8/15/2018	675	651,375
Sugarhouse HSP Gaming Prop. Mezz. LP/Sugarhouse HSP Gaming Finance Corp.†	8.625%	4/15/2016	40	40,000
Wyndham Worldwide Corp.	7.375%	3/1/2020	1,500	1,667,714

Total				12,285,840

Machinery: Agricultural 1.03%

American Rock Salt Co. LLC/American Rock Capital Corp.†	8.25%	5/1/2018	2,400	2,238,000
BAT International Finance plc (United Kingdom)†(b)	9.50%	11/15/2018	2,276	3,182,424
Lorillard Tobacco Co.	8.125%	6/23/2019	1,250	1,504,461
Lorillard Tobacco Co.	8.125%	5/1/2040	3,740	4,252,728
Virgolino de Oliveira Finance Ltd.†	10.50%	1/28/2018	500	509,375

Total				11,686,988

Machinery: Industrial/Specialty 0.36%

Amkor Technology, Inc.†	6.625%	6/1/2021	275	257,125
CPM Holdings, Inc.	10.625%	9/1/2014	900	960,750

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST-INCOME FUND August 31, 2011

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Machinery: Industrial/Specialty (continued)

Cummins, Inc.	7.125%	3/1/2028	$1,955	$2,332,448
Dematic SA (Luxembourg)†(b)	8.75%	5/1/2016	500	480,000

Total				4,030,323

Machinery: Oil Well Equipment & Services 0.64%

Ormat Funding Corp.	8.25%	12/30/2020	696	664,347
Pride International, Inc.	6.875%	8/15/2020	2,000	2,394,508
Pride International, Inc.	7.875%	8/15/2040	700	890,968
Pride International, Inc.	8.50%	6/15/2019	2,530	3,269,367

Total				7,219,190

Materials & Commodities 0.16%

RBS Global, Inc./Rexnord LLC	11.75%	8/1/2016	1,700	1,797,750

Media 1.99%

DirecTV Holdings LLC/DirecTV Financing Co., Inc.	7.625%	5/15/2016	4,000	4,294,232
Globo Comunicacao e Participacoes SA (Brazil)†(b)	7.25%	4/26/2022	100	105,500
NBCUniversal Media LLC	6.40%	4/30/2040	3,998	4,546,486
NET Servicos de Comunicacao SA (Brazil)(b)	7.50%	1/27/2020	600	700,500
News America, Inc.	6.75%	1/9/2038	2,620	2,856,861
Nielsen Finance LLC/Nielsen Finance Co.	11.625%	2/1/2014	300	341,250
Time Warner, Inc.	7.625%	4/15/2031	6,552	8,075,392
Viacom, Inc.	6.75%	10/5/2037	925	1,084,391
Videotron Ltee (Canada)(b)	6.875%	1/15/2014	486	492,075

Total				22,496,687

Metal Fabricating 0.08%

Xstrata Canada Corp. (Canada)(b)	6.20%	6/15/2035	925	886,351

Metals & Minerals: Miscellaneous 2.44%

Anglo American Capital plc (United Kingdom)†(b)	9.375%	4/8/2019	5,650	7,556,869
AngloGold Ashanti Holdings plc (United Kingdom)(b)	6.50%	4/15/2040	5,750	5,565,983
Compass Minerals International, Inc.	8.00%	6/1/2019	1,200	1,302,000
Freeport-McMoRan Copper & Gold, Inc.	8.375%	4/1/2017	1,500	1,619,930
Gold Fields Orogen Holding BVI Ltd.†	4.875%	10/7/2020	3,405	3,253,617
Quadra FNX Mining Ltd. (Canada)†(b)	7.75%	6/15/2019	1,500	1,477,500
Rain CII Carbon LLC/CII Carbon Corp.†	8.00%	12/1/2018	875	879,375
Rio Tinto Finance USA Ltd. (Australia)(b)	9.00%	5/1/2019	4,225	5,774,641
Taseko Mines Ltd. (Canada)(b)	7.75%	4/15/2019	250	238,125

Total				27,668,040

Natural Gas 2.08%

Florida Gas Transmission Co. LLC†	7.90%	5/15/2019	4,200	5,372,745
National Gas Co. of Trinidad & Tobago Ltd. (Trinidad/Tobago)†(b)	6.05%	1/15/2036	1,400	1,372,000
Source Gas LLC†	5.90%	4/1/2017	4,150	4,335,044

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST-INCOME FUND August 31, 2011

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Natural Gas (continued)

Southern Star Central Gas Pipeline, Inc.†	6.00%	6/1/2016	$2,000	$2,254,146
Tennessee Gas Pipeline Co.	6.00%	12/15/2011	3,770	3,774,713
Tennessee Gas Pipeline Co.	8.375%	6/15/2032	1,650	2,173,712
Texas Eastern Transmission LP	7.00%	7/15/2032	3,164	3,959,439
Towngas China Co., Ltd. (Hong Kong)(b)	8.25%	9/23/2011	270	270,795

Total				23,512,594

Oil 4.45%

Alon Refining Krotz Springs, Inc.	13.50%	10/15/2014	165	165,825
Anadarko Petroleum Corp.	6.20%	3/15/2040	2,375	2,456,664
Antero Resources Finance Corp.†	7.25%	8/1/2019	1,000	975,000
Brigham Exploration Co.†	6.875%	6/1/2019	250	248,750
Brigham Exploration Co.	8.75%	10/1/2018	200	219,000
British Transco Finance, Inc.	6.625%	6/1/2018	925	1,118,981
Canadian Oil Sands Ltd. (Canada)†(b)	7.75%	5/15/2019	7,325	9,021,199
CNOOC Finance 2011 Ltd.†	5.75%	1/26/2041	500	567,055
CNPC HK Overseas Capital Ltd. (China)†(b)	5.95%	4/28/2041	775	838,330
Continental Resources, Inc.	8.25%	10/1/2019	1,000	1,080,000
Dolphin Energy Ltd. (United Arab Emirates)†(b)	5.888%	6/15/2019	2,138	2,352,994
Ecopetrol SA (Colombia)(b)	7.625%	7/23/2019	540	660,150
HollyFrontier Corp.	9.875%	6/15/2017	2,100	2,310,000
LUKOIL International Finance BV (Netherlands)†(b)	6.375%	11/5/2014	834	906,975
MEG Energy Corp. (Canada)†(b)	6.50%	3/15/2021	100	100,375
Northern Tier Energy LLC/Northern Tier Finance Corp.†	10.50%	12/1/2017	925	994,375
Oasis Petroleum, Inc.†	7.25%	2/1/2019	150	147,375
Pan American Energy LLC (Argentina)†(b)	7.875%	5/7/2021	2,045	2,126,800
Petroleum Co. of Trinidad & Tobago Ltd. (Trinidad/Tobago)†(b)	9.75%	8/14/2019	1,000	1,215,000
QEP Resources, Inc.	6.875%	3/1/2021	1,950	2,057,250
Ras Laffan Liquefied Natural Gas Co., Ltd. II (Qatar)†(b)	5.298%	9/30/2020	1,198	1,312,040
Ras Laffan Liquefied Natural Gas Co., Ltd. III (Qatar)†(b)	6.75%	9/30/2019	1,000	1,203,750
Reliance Holdings USA, Inc.†	4.50%	10/19/2020	1,000	956,977
Rosetta Resources, Inc.	9.50%	4/15/2018	150	159,750
SEACOR Holdings, Inc.	7.375%	10/1/2019	4,385	4,992,871
TNK-BP Finance SA (Luxembourg)†(b)	7.50%	7/18/2016	700	786,625
TransCanada Pipelines Ltd.	9.875%	1/1/2021	2,400	3,512,438
Valero Energy Corp.	9.375%	3/15/2019	1,575	2,049,368
Valero Energy Corp.	10.50%	3/15/2039	3,715	5,367,046
Whiting Petroleum Corp.	7.00%	2/1/2014	500	532,500

Total				50,435,463

Oil: Crude Producers 3.55%

AK Transneft OJSC via TransCapitalInvest Ltd. (Ireland)†(b)	5.67%	3/5/2014	935	982,601
Alberta Energy Co., Ltd. (Canada)(b)	8.125%	9/15/2030	4,965	6,456,854

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST-INCOME FUND August 31, 2011

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Oil: Crude Producers (continued)

Enogex LLC†	6.25%	3/15/2020	$4,000	$4,599,464
Kerr-McGee Corp.	7.125%	10/15/2027	2,250	2,595,708
Kinder Morgan Finance Co. LLC†	6.00%	1/15/2018	1,119	1,107,810
Maritimes & Northeast Pipeline LLC†	7.50%	5/31/2014	3,675	3,990,179
Midcontinent Express Pipeline LLC†	6.70%	9/15/2019	3,245	3,734,343
Noble Energy, Inc.	6.00%	3/1/2041	3,025	3,292,177
OGX Petroleo e Gas Participacoes SA (Brazil)†(b)	8.50%	6/1/2018	3,000	3,022,500
Pacific Rubiales Energy Corp. (Canada)†(b)	8.75%	11/10/2016	350	392,700
Petroleum Development Corp.	12.00%	2/15/2018	1,000	1,075,000
Southeast Supply Header LLC†	4.85%	8/15/2014	2,600	2,795,140
Southern Star Central Corp.†	6.75%	3/1/2016	1,125	1,108,125
Southwestern Energy Co.	7.50%	2/1/2018	4,000	4,591,052
W&T Offshore, Inc.†	8.50%	6/15/2019	500	501,250

Total				40,244,903

Oil: Integrated Domestic 2.83%

Basic Energy Services, Inc.†	7.75%	2/15/2019	450	446,625
Hess Corp.	7.125%	3/15/2033	1,900	2,320,223
Marathon Oil Corp.	6.60%	10/1/2037	1,875	2,176,628
Mega Advance Investments Ltd. (Hong Kong)†(b)	5.00%	5/12/2021	800	814,983
National Fuel Gas Co.	6.50%	4/15/2018	1,400	1,638,389
National Fuel Gas Co.	8.75%	5/1/2019	3,975	5,195,055
Occidental Petroleum Corp.	9.25%	8/1/2019	898	1,275,830
Questar Gas Co.	7.20%	4/1/2038	3,202	4,116,859
Rockies Express Pipeline LLC†	6.85%	7/15/2018	5,437	6,306,806
Rowan Cos., Inc.	7.875%	8/1/2019	5,162	6,197,275
SESI LLC†	6.375%	5/1/2019	180	176,850
Transcontinental Gas Pipe Line Corp.	7.25%	12/1/2026	1,000	1,185,157
Trinidad Drilling Ltd. (Canada)†(b)	7.875%	1/15/2019	165	169,125

Total				32,019,805

Oil: Integrated International 2.74%

ENI SpA (Italy)†(b)	5.70%	10/1/2040	9,220	9,093,299
Oil States International, Inc.†	6.50%	6/1/2019	750	751,875
Statoil ASA (Norway)(b)	7.15%	11/15/2025	1,610	2,064,020
Suncor Energy, Inc. (Canada)(b)	6.50%	6/15/2038	6,200	7,161,000
Transocean Ltd. (Switzerland)(b)	6.00%	3/15/2018	2,950	3,268,904
Transocean Ltd. (Switzerland)(b)	6.80%	3/15/2038	1,000	1,097,306
Weatherford International Ltd.	9.875%	3/1/2039	5,275	7,652,163

Total				31,088,567

Paper & Forest Products 1.90%

Clearwater Paper Corp.	10.625%	6/15/2016	1,825	2,007,500
Georgia-Pacific LLC†	7.125%	1/15/2017	250	265,068
Georgia-Pacific LLC	8.875%	5/15/2031	4,850	5,843,780
International Paper Co.	9.375%	5/15/2019	3,650	4,687,177
Longview Fibre Paper & Packaging, Inc.†	8.00%	6/1/2016	300	298,500
PH Glatfelter Co.	7.125%	5/1/2016	1,350	1,377,000

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST-INCOME FUND August 31, 2011

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Paper & Forest Products (continued)

Plum Creek Timberlands LP	4.70%	3/15/2021	$2,375	$2,432,712
Plum Creek Timberlands LP	5.875%	11/15/2015	2,000	2,276,448
Smurfit Kappa Funding plc (Ireland)(b)	7.75%	4/1/2015	1,950	1,935,375
West Fraser Timber Co. Ltd. (Canada)†(b)	5.20%	10/15/2014	350	352,625

Total				21,476,185

Plastics 0.07%

Plastipak Holdings, Inc.†	8.50%	12/15/2015	750	757,500

Pollution Control 0.17%

Clean Harbors, Inc.	7.625%	8/15/2016	1,800	1,912,500

Printing 0.08%

Quebecor Media, Inc. (Canada)(b)	7.75%	3/15/2016	850	860,625

Radio & TV Broadcasters 0.21%

British Sky Broadcasting Group plc (United Kingdom)†(b)	9.50%	11/15/2018	1,800	2,374,753

Real Estate Investment Trusts 2.70%

Entertainment Properties Trust	7.75%	7/15/2020	4,300	4,869,750
Federal Realty Investment Trust	5.90%	4/1/2020	750	813,131
Goodman Funding Pty Ltd. (Australia)†(b)	6.375%	4/15/2021	3,000	3,093,114
HCP, Inc.	5.375%	2/1/2021	1,500	1,530,991
HCP, Inc.	6.00%	1/30/2017	5,243	5,655,629
Health Care REIT, Inc.	5.25%	1/15/2022	2,775	2,771,517
Kilroy Realty LP	6.625%	6/1/2020	3,400	3,725,115
MPT Operating Partnership LP/MPT Finance Corp.†	6.875%	5/1/2021	225	215,438
Potlatch Corp.	6.95%	12/15/2015	500	490,000
Rouse Co. LP (The)	6.75%	11/9/2015	1,550	1,577,125
Weyerhaeuser Co.	6.95%	8/1/2017	1,900	2,205,220
Weyerhaeuser Co.	7.375%	10/1/2019	1,175	1,333,750
Weyerhaeuser Co.	8.50%	1/15/2025	1,875	2,282,844

Total				30,563,624

Restaurants 0.26%

OSI Restaurant Partners LLC	10.00%	6/15/2015	2,900	2,987,000

Retail 0.80%

DineEquity, Inc.	9.50%	10/30/2018	950	990,375
Family Dollar Stores, Inc.	5.00%	2/1/2021	1,100	1,092,215
Fiesta Restaurant Group†	8.875%	8/15/2016	285	284,288
Neiman-Marcus Group, Inc. (The)	10.375%	10/15/2015	1,500	1,535,625
QVC, Inc.†	7.375%	10/15/2020	1,325	1,431,000
QVC, Inc.†	7.50%	10/1/2019	2,000	2,165,000

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST-INCOME FUND August 31, 2011

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Retail (continued)

Ticketmaster Entertainment LLC/Ticketmaster Noteco, Inc.	10.75%	8/1/2016	$750	$798,750
Wendy’s/Arby’s Restaurants LLC	10.00%	7/15/2016	750	809,062

Total				9,106,315

Retail: Specialty 0.30%

Home Depot, Inc. (The)	5.875%	12/16/2036	2,400	2,626,927
Michaels Stores, Inc.	11.375%	11/1/2016	750	781,875

Total				3,408,802

Savings & Loan 0.21%

First Niagara Financial Group, Inc.	6.75%	3/19/2020	2,165	2,410,474

Services 0.36%

FireKeepers Development Authority†	13.875%	5/1/2015	2,000	2,290,000
Iron Mountain, Inc.	6.625%	1/1/2016	1,750	1,750,000

Total				4,040,000

Steel 1.17%

Allegheny Ludlum Corp.	6.95%	12/15/2025	350	417,227
Allegheny Technologies, Inc.	8.375%	12/15/2011	1,600	1,623,291
Allegheny Technologies, Inc.	9.375%	6/1/2019	3,800	4,942,033
Evraz Group SA (Luxembourg)†(b)	6.75%	4/27/2018	1,700	1,653,250
POSCO (South Korea)†(b)	5.25%	4/14/2021	875	894,084
Valmont Industries, Inc.	6.625%	4/20/2020	3,168	3,670,274

Total				13,200,159

Telecommunications 1.84%

Atlantic Broadband Finance LLC	9.375%	1/15/2014	1,400	1,400,000
CC Holdings GS V LLC/Crown Castle GS III Corp.†	7.75%	5/1/2017	4,825	5,186,875
DigitalGlobe, Inc.	10.50%	5/1/2014	2,350	2,532,125
GeoEye, Inc.	8.625%	10/1/2016	75	78,375
GeoEye, Inc.	9.625%	10/1/2015	875	982,187
Intelsat Jackson Holdings SA (Luxembourg)(b)	11.25%	6/15/2016	1,000	1,047,500
Qtel International Finance Ltd. (Qatar)†(b)	4.75%	2/16/2021	400	409,500
Telecom Italia Capital SpA (Italy)(b)	7.721%	6/4/2038	2,975	2,900,039
Telemar Norte Leste SA (Brazil)†(b)	5.50%	10/23/2020	1,000	992,500
Telemovil Finance Co., Ltd. (El Salvador)†(b)	8.00%	10/1/2017	1,050	1,081,500
Vimpel Communications OJSC via UBS Luxembourg SA (Luxembourg)†(b)	8.25%	5/23/2016	300	315,000
Vimpel Communications via VIP Finance Ireland Ltd. OJSC (Luxembourg)†(b)	7.748%	2/2/2021	500	493,750
Virgin Media Finance plc (United Kingdom)(b)	9.50%	8/15/2016	1,000	1,107,500
Wind Acquisition Finance SA (Italy)†(b)	7.25%	2/15/2018	750	705,000

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST-INCOME FUND August 31, 2011

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Telecommunications (continued)

Wind Acquisition Finance SA (Italy)†(b)	11.75%	7/15/2017	$1,550	$1,615,875

Total				20,847,726

Tobacco 1.37%

Altria Group, Inc.	9.95%	11/10/2038	8,250	11,653,331
Universal Corp.	6.25%	12/1/2014	3,500	3,875,561

Total				15,528,892

Transportation: Miscellaneous 1.89%

AMGH Merger Sub, Inc.†	9.25%	11/1/2018	250	254,375
Asciano Finance Ltd. (Australia)†(b)	4.625%	9/23/2020	3,950	3,908,331
Asciano Finance Ltd. (Australia)†(b)	5.00%	4/7/2018	1,000	1,046,632
CMA CGM SA (France)†(b)	8.50%	4/15/2017	1,250	575,000
Commercial Barge Line Co.	12.50%	7/15/2017	650	709,313
Florida East Coast Holdings Corp. PIK†	10.50%	8/1/2017	527	505,664
Florida East Coast Railway Corp.†	8.125%	2/1/2017	175	175,000
Kansas City Southern de Mexico SA de CV (Mexico)(b)	6.125%	6/15/2021	5,250	5,263,125
Kansas City Southern de Mexico SA de CV (Mexico)(b)	8.00%	2/1/2018	575	621,000
Navios Maritime Holdings, Inc./Navios Maritime Finance US, Inc. (Greece)(b)	8.875%	11/1/2017	1,250	1,162,500
SCF Capital Ltd. (Ireland)†(b)	5.375%	10/27/2017	1,000	987,500
Transportadora de Gas del Sur SA (Argentina)†(b)	7.875%	5/14/2017	1,000	947,260
Viterra, Inc. (Canada)†(b)	5.95%	8/1/2020	5,000	5,277,010

Total				21,432,710

Utilities 0.33%

Commonwealth Edison Co.	6.95%	7/15/2018	2,150	2,548,965
El Paso Electric Co.	6.00%	5/15/2035	1,075	1,223,506

Total				3,772,471

Utilities: Electrical 1.11%

Otter Tail Corp.	9.00%	12/15/2016	3,750	4,125,000
Puget Sound Energy, Inc.(e)	6.974%	6/1/2067	3,000	3,036,417
TAQA Abu Dhabi National Energy Co. (United Arab Emirates)†(b)	6.165%	10/25/2017	1,400	1,585,500
TAQA Abu Dhabi National Energy Co. (United Arab Emirates)†(b)	6.25%	9/16/2019	200	223,500

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST-INCOME FUND August 31, 2011

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Utilities: Electrical (continued)

TAQA Abu Dhabi National Energy Co. (United Arab Emirates)†(b)	6.50%	10/27/2036	$3,425	$3,613,375

Total				12,583,792

Total Corporate Bonds (cost $859,668,716)				905,285,790

FLOATING RATE LOANS(c) 1.08%

Air Transportation 0.03%

Delta Air Lines, Inc. New Term Loan B	5.50%	4/20/2017	400	373,667

Automotive 0.31%

Ford Motor Co. Term Loan B1	2.96%	12/16/2013	3,500	3,449,687

Broadcasting 0.05%

DG FastChannel, Inc. Term Loan B	5.75%	7/26/2018	600	573,000

Chemicals 0.26%

Norit NV Term Loan	7.50%	7/7/2017	350	349,125
OM Group, Inc. Term Loan B	5.75%	8/2/2017	350	347,375
Potters Industries 1st Lien Term Loan	6.00%	5/5/2017	250	240,625
Tronox, Inc. DIP Exit Term Loan	7.00%	10/15/2015	2,000	1,985,000

Total				2,922,125

Containers 0.03%

Graham Packaging Co. LP Term Loan C	6.75%	4/4/2014	325	322,833

Financial Services 0.02%

Styron S.A.R.L. LLC New Term Loan B	6.00%	8/2/2017	249	230,094

Financial: Miscellaneous 0.03%

Moneygram International, Inc. Term Loan B	4.50%	11/17/2017	331	317,952

Leisure 0.01%

SRAM LLC 2nd Lien Term Loan	8.50%	12/7/2018	100	98,500

Manufacturing 0.06%

Nortek, Inc. Term Loan	5.25% - 6.25%	4/26/2017	499	478,800
Sensus USA, Inc. 1st Lien Term Loan	4.75% - 5.75%	5/9/2017	249	240,959

Total				719,759

Metals & Minerals: Miscellaneous 0.04%

American Rock Salt Holdings LLC Term Loan	5.50%	4/25/2017	499	481,294

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST-INCOME FUND August 31, 2011

Investments	Interest Rate	Maturity Date	Principal Amount (000)		Fair Value
Retail 0.02%

J. Crew Operating Corp. New Term Loan B	4.75%	3/7/2018		$249	$224,126

Retail: Specialty 0.10%

Michaels Stores, Inc. Term Loan B1	2.50%	10/31/2013		350	332,937
Neiman-Marcus Group, Inc. (The) New Term Loan	4.75%	5/16/2018		800	743,600

Total					1,076,537

Services 0.07%

Brickman Group Holdings, Inc. New Term Loan B	7.25%	10/14/2016		796	790,030

Technology 0.05%

Data Device Corp. Term Loan B	7.25%	12/6/2016		634	617,114

Total Floating Rate Loans (cost $12,350,709)					12,196,718

FOREIGN BONDS(d) 0.66%

Canada 0.18%

Shaw Communications, Inc.	6.75%	11/9/2039	CAD	2,000	2,017,380

Luxembourg 0.02%

Zinc Capital SA†	8.875%	5/15/2018	EUR	150	203,085

Netherlands 0.01%

Refresco Group BV†	7.375%	5/15/2018	EUR	100	130,722

Spain 0.07%

INAER Aviation Finance Ltd.†	9.50%	8/1/2017	EUR	700	844,662

United Kingdom 0.38%

Aston Martin Capital Ltd.†	9.25%	7/15/2018	GBP	200	259,728
Infinis plc†	9.125%	12/15/2014	GBP	1,250	2,029,125
Matalan Finance Ltd.†	9.625%	3/31/2017	GBP	500	564,097
OTE plc	4.625%	5/20/2016	EUR	500	546,605
R&R Ice Cream plc†	8.375%	11/15/2017	EUR	750	891,528

Total					4,291,083

Total Foreign Bonds (cost $8,240,003)					7,486,932

FOREIGN GOVERNMENT OBLIGATIONS 1.00%

Argentina 0.09%

Provincia de Buenos Aires†(b)	10.875%	1/26/2021		$320	283,200
Provincia de Buenos Aires†(b)	11.75%	10/5/2015		410	407,950
Provincia de Neuquen†(b)	7.875%	4/26/2021		200	202,000
Republic of Argentina(b)	8.28%	12/31/2033		198	163,013

Total					1,056,163

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST-INCOME FUND August 31, 2011

Investments	Interest Rate		Maturity Date	Principal Amount (000)		Fair Value
Brazil 0.05%

Federal Republic of Brazil(b)	5.625%		1/7/2041	$500		$560,000

Cayman Islands 0.15%

Cayman Islands Government†	5.95%		11/24/2019	1,600		1,720,939

Dominican Republic 0.05%

Dominican Republic†(b)	7.50%		5/6/2021	400		411,200
Dominican Republic†(b)	9.04%		1/23/2018	109		121,867

Total						533,067

Ghana 0.10%

Republic of Ghana†(b)	8.50%		10/4/2017	1,025		1,166,450

Indonesia 0.10%

Republic of Indonesia†(b)	8.50%		10/12/2035	750		1,076,250

Peru 0.02%

Republic of Peru(b)	6.55%		3/14/2037	200		245,500

Russia 0.24%

Russia Eurobonds†(b)	5.00%		4/29/2020	2,500		2,662,500

Sri Lanka 0.04%

Republic of Sri Lanka†(b)	6.25%		10/4/2020	450		460,125

Ukraine 0.08%

Ukraine Government†(b)	6.25%		6/17/2016	900		895,500

Venezuela 0.05%

Republic of Venezuela(b)	9.375%		1/13/2034	900		621,000

Vietnam 0.03%

Socialist Republic of Vietnam†	6.875%		1/15/2016	300		318,000

Total Foreign Government Obligations (cost $10,905,279)						11,315,494

GOVERNMENT SPONSORED ENTERPRISES COLLATERALIZED MORTGAGE OBLIGATIONS 2.54%

Federal Home Loan Mortgage Corp. 73 G IO	1095.35	%(f)	10/15/2020	—	(g)	7,217
Federal Home Loan Mortgage Corp. 141 A PO	Zero Coupon		7/1/2022	21		20,181
Federal Home Loan Mortgage Corp. 181 F IO	494.14	%(f)	8/15/2021	2		20,256
Federal Home Loan Mortgage Corp. 1020 S IO	900.95	%(f)	12/15/2020	—	(g)	3,610
Federal Home Loan Mortgage Corp. 1032 IO	544.714	%(f)	12/15/2020	—	(g)	6,039
Federal Home Loan Mortgage Corp. 1046 I IO	1009.00	%(f)	2/15/2021	—	(g)	4,251
Federal Home Loan Mortgage Corp. 1049 N IO	1010.50	%(f)	2/15/2021	—	(g)	5,113
Federal Home Loan Mortgage Corp. 1058 I IO	1008.50	%(f)	4/15/2021	—	(g)	2,378
Federal Home Loan Mortgage Corp. 1059 U IO	409.00	%(f)	4/15/2021	—	(g)	3,433
Federal Home Loan Mortgage Corp. 1066 S IO	1195.607	%(f)	4/15/2021	—	(g)	12,549
Federal Home Loan Mortgage Corp. 1082 D IO	1007.78	%(f)	5/15/2021	—	(g)	20,185

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST-INCOME FUND August 31, 2011

Investments	Interest Rate		Maturity Date	Principal Amount (000)		Fair Value
GOVERNMENT SPONSORED ENTERPRISES COLLATERALIZED MORTGAGE OBLIGATIONS (continued)

Federal Home Loan Mortgage Corp. 1095 A PO	Zero Coupon		6/15/2021	$25		$24,207
Federal Home Loan Mortgage Corp. 1137 M IO	1185.497	%(f)	9/15/2021	—	(g)	5,481
Federal Home Loan Mortgage Corp. 1148 F PO	Zero Coupon		10/15/2021	46		41,469
Federal Home Loan Mortgage Corp. 1180 G IO	1008.40	%(f)	11/15/2021	—	(g)	2,549
Federal Home Loan Mortgage Corp. 1200 IB IO	1007.00	%(f)	2/15/2022	—	(g)	999
Federal Home Loan Mortgage Corp. 1241 X IO	982.654	%(f)	4/15/2022	—	(g)	1,508
Federal Home Loan Mortgage Corp. 1363 B PO	Zero Coupon		8/15/2022	95		87,384
Federal Home Loan Mortgage Corp. 1372 C PO	Zero Coupon		9/15/2022	43		40,674
Federal Home Loan Mortgage Corp. K003 A5	5.085%		3/25/2019	6,500		7,338,910
Federal Home Loan Mortgage Corp. K004 A2	4.186%		8/25/2019	7,561		8,312,476
Federal Home Loan Mortgage Corp. K005 A2	4.317%		11/25/2019	7,360		8,072,118
Federal National Mortgage Assoc. 94 2 IO	9.50%		8/1/2021	11		2,415
Federal National Mortgage Assoc. 133 1 PO	Zero Coupon		4/25/2022	5		4,785
Federal National Mortgage Assoc. 1991-158 E IO	1008.00	%(f)	12/25/2021	—	(g)	2,838
Federal National Mortgage Assoc. 2009-M2 A2	3.334%		1/25/2019	4,400		4,734,057

Total Government Sponsored Enterprises Collateralized Mortgage Obligations (cost $26,721,970)						28,777,082

GOVERNMENT SPONSORED ENTERPRISES PASS-THROUGH 1.35%

Federal National Mortgage Assoc.(h) (cost $15,380,313)	5.50%		TBA	14,000		15,303,754

MUNICIPAL BONDS 2.05%

Education 0.09%

Univ of CA Rev Build America Bds Regents Univ	5.77%		5/15/2043	950		1,031,852

General Obligation 0.11%

IL St	5.877%		3/1/2019	1,190		1,273,657

Housing 0.16%

Indianapolis IN Loc Pub Impt Bd Bk Build America Bds Ser B2	6.116%		1/15/2040	1,550		1,779,509

Other Revenue 0.31%

Dallas TX Convtn Ctr Hotel Dev Corp Build America Bds	7.088%		1/1/2042	1,149		1,256,868
Metro Govt of Nashville & Davidson Cnty TN Convtn Ctr Auth Build America Bds Ser B	6.731%		7/1/2043	2,000		2,230,400

Total						3,487,268

Transportation 0.61%

Bay Area Toll Auth CA Build America Bds Ser S1	6.918%		4/1/2040	560		679,543
Bay Area Toll Auth CA Build America Bds Ser S3	6.907%		10/1/2050	780		964,532
Chicago IL O’Hare Intl Arpt Build America Bds Ser B	6.845%		1/1/2038	925		999,379
Clark Cnty NV Arpt Rev Build America Bds Ser B	6.881%		7/1/2042	2,245		2,402,869
Metro WA DC Arpts Auth Build America Bds	7.462%		10/1/2046	1,055		1,147,450

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST-INCOME FUND August 31, 2011

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Transportation (continued)

OR St Dept of Transn Hwy Build America Bds Ser A	5.834%	11/15/2034	$632	$725,340

Total				6,919,113

Utilities 0.77%

Grant Cnty WA Pub Util Dist No 2 Build America Bds	5.83%	1/1/2040	1,200	1,284,240
Guam Pwr Auth Rev Sub Ser A	7.50%	10/1/2015	1,500	1,569,930
Las Vegas NV Vly Wtr Dist Build America Bds	7.013%	6/1/2039	755	929,005
Muni Elec Auth GA Build America Bds	7.055%	4/1/2057	2,960	2,931,554
New York City NY Muni Wtr Fin Auth Build America Bds	6.282%	6/15/2042	795	870,446
San Diego Cnty CA Wtr Auth Build America Bds Ser B	6.138%	5/1/2049	1,000	1,183,010

Total				8,768,185

Total Municipal Bonds (cost $21,299,834)				23,259,584

NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES 4.82%

Banc of America Large Loan, Inc. 2009-FDG C†	7.524%	1/25/2042	1,325	1,460,098
Bear Stearns Commercial Mortgage Securities, Inc. 2006-PW12 AM	5.942%#	9/11/2038	1,750	1,677,107
Citigroup/Deutsche Bank Commercial Mortgage Trust 2005-CD1 AJ	5.399%#	7/15/2044	1,240	1,034,317
Commercial Mortgage Pass-Through Certificates 2006-C8 A4	5.306%	12/10/2046	1,350	1,440,752
Commercial Mortgage Pass-Through Certificates 2007-FL14 AJ†	0.387%#	6/15/2022	2,365	2,157,011
Credit Suisse Mortgage Capital Certificates 2006-C5 A3	5.311%	12/15/2039	1,000	1,073,547
Credit Suisse Mortgage Capital Certificates 2009-RR2 IQA†	5.695%	4/16/2049	3,000	3,234,664
GE Capital Commercial Mortgage Corp. 2001-3 A2	6.07%	6/10/2038	169	169,219
Greenwich Capital Commercial Funding Corp. 2006-GG7 AM	6.074%#	7/10/2038	2,435	2,304,960
Greenwich Capital Commercial Funding Corp. 2007-GG9 A2	5.381%	3/10/2039	2,138	2,153,340
GS Mortgage Securities Corp. II 2006-GG6 AM	5.622%	4/10/2038	1,630	1,522,224
GS Mortgage Securities Corp. II 2006-GG8 AM	5.591%	11/10/2039	2,000	1,852,577
JPMorgan Chase Commercial Mortgage Securities Corp. 2002-C1 A3	5.376%	7/12/2037	1,957	1,993,766
JPMorgan Chase Commercial Mortgage Securities Corp. 2007-LD11 A2	5.99%#	6/15/2049	3,430	3,489,300
JPMorgan Chase Commercial Mortgage Securities Corp. 2007-LD11 AM	6.005%#	6/15/2049	3,465	2,756,033
LB-UBS Commercial Mortgage Trust 2006-C6 AJ	5.452%	9/15/2039	1,275	991,249
LB-UBS Commercial Mortgage Trust 2006-C7 A3	5.347%	11/15/2038	3,040	3,197,042
LB-UBS Commercial Mortgage Trust 2007-C1 AM	5.455%	2/15/2040	2,060	1,858,499
Merrill Lynch Floating Trust 2008-LAQA A1†	0.744%#	7/9/2021	2,549	2,451,842
Merrill Lynch Mortgage Trust 2005-CKI1 A4FL	0.457%#	11/12/2037	2,500	2,430,856

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST-INCOME FUND August 31, 2011

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)

Merrill Lynch Mortgage Trust 2005-CKI1 AJ	5.392%#	11/12/2037	$1,235	$1,041,613
Merrill Lynch Mortgage Trust 2005-MCP1 A2	4.556%	6/12/2043	773	776,684
Merrill Lynch/Countrywide Commercial Mortgage Trust 2006-1 AJ	5.707%#	2/12/2039	900	739,939
Merrill Lynch/Countrywide Commercial Mortgage Trust 2007-5 A4	5.378%	8/12/2048	2,400	2,470,171
Morgan Stanley Capital I 2007-IQ15 A4	6.08%#	6/11/2049	1,527	1,641,464
Wachovia Bank Commercial Mortgage Trust 2003-C5 A1	2.986%	6/15/2035	126	126,147
Wachovia Bank Commercial Mortgage Trust 2005-C20 B	5.396%#	7/15/2042	1,620	1,393,170
Wachovia Bank Commercial Mortgage Trust 2006-C23 AM	5.466%	1/15/2045	2,000	1,922,295
Wachovia Bank Commercial Mortgage Trust 2006-C27 AM	5.795%	7/15/2045	1,774	1,665,315
Wachovia Bank Commercial Mortgage Trust 2006-C28 AM	5.603%	10/15/2048	1,380	1,184,891
Wachovia Bank Commercial Mortgage Trust 2007-C32 A3	5.931%#	6/15/2049	2,190	2,313,633

Total Non-Agency Commercial Mortgage-Backed Securities (cost $57,159,475)				54,523,725

U.S. TREASURY OBLIGATION 0.31%

U.S. Treasury Note (cost $3,552,378)	1.00%	8/31/2016	3,540	3,548,592

Total Long-Term Investments (cost $1,075,002,251)				1,121,371,698

SHORT-TERM INVESTMENTS 2.43%

Repurchase Agreements

Repurchase Agreement dated 8/31/2011, Zero Coupon due 9/1/2011 with Fixed Income Clearing Corp. collateralized by $1,100,000 of Federal Home Loan Bank at 0.049% due 1/18/2012; value: $1,099,450; proceeds: $1,075,143			1,075	1,075,143
Repurchase Agreement dated 8/31/2011, 0.03% due 9/1/2011 with Bank of America Corp. collateralized by $25,734,000 of U.S. Treasury Note at 2.625% due 11/15/2020; value: $27,077,037; proceeds: $26,463,022			26,463	26,463,000

Total Short-Term Investments (cost $27,538,143)				27,538,143

Total Investments in Securities 101.43% (cost $1,102,540,394)				1,148,909,841

Cash, Foreign Cash and Other Assets in Excess of Liabilities(i) (1.43%)				(16,171,453)

Net Assets 100.00%				$1,132,738,388

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST-INCOME FUND August 31, 2011

CAD Canadian dollar.

EUR euro.

GBP British pound.

IO Interest Only.

PIK Payment-in-kind.

PO Principal Only.

†	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, unless registered under such Act or exempted from registration, may only be resold to qualified institutional investors. Unless otherwise noted, 144A securities are deemed to be liquid.
#	Variable rate security. The interest rate represents the rate in effect at August 31, 2011.
(a)	Securities have been fully/partially segregated to cover margin requirements for open futures contracts as of August 31, 2011.
(b)	Foreign security traded in U.S. dollars.
(c)	Floating Rate Loans in which the Fund invests generally pay interest at rates which are periodically re-determined at a margin above the London Interbank Offered Rate (“LIBOR”) or the prime rate offered by major U.S. banks. The rate shown is the rate(s) in effect at August 31, 2011.
(d)	Investment in non-U.S. dollar denominated securities.
(e)	Debenture pays interest at an annual fixed rate of 6.974% through December 1, 2017. Thereafter, interest will be paid at an annual floating rate of 3-month LIBOR plus 2.53% through June 1, 2067. This debenture is subject to full redemption at the option of the issuer any time prior to December 1, 2017.
(f)	IOettes. These securities represent the right to receive interest payments on an underlying pool of mortgages with similar features as those associated with IO securities. Unlike IO’s, however, a nominal amount of principal is assigned to an IOette. This amount is very small in relation to the interest flow that constitutes almost all of the IOette cash flow. The stated price and coupon are linked to that small principal amount and therefore appear unusually large
(g)	Amount is less than $1,000.
(h)	To-be-announced (“TBA”). Security purchased on a forward commitment basis with an approximate principal and maturity date. Actual principal and maturity will be determined upon settlement when the specific mortgage pools are assigned.
(i)	Cash, Foreign Cash and Other Assets in Excess of Liabilities include net unrealized appreciation (depreciation) on futures contracts and forward foreign currency exchange contracts, as follows:

Open Futures Contracts at August 31, 2011:

Type	Expiration	Contracts	Position	Market Value	Unrealized Appreciation
U.S. 10-Year Treasury Note	December 2011	158	Short	$(20,386,938)	$55,274
U.S. 30-Year Treasury Bond	December 2011	306	Short	(41,625,562)	530,189
Ultra Long U.S. Treasury Bond	December 2011	10	Short	(1,431,563)	27,639

Totals				$(63,444,063)	$613,102

Open Forward Foreign Currency Exchange Contracts at August 31, 2011:

Forward Foreign Currency Exchange Contracts	Transaction Type	Counterparty	Expiration Date	Foreign Currency	U.S. $ Cost on Origination Date	U.S. $ Current Value	Unrealized Appreciation (Depreciation)
Argentine peso	Buy	Credit Suisse	10/19/2011	2,100,000	$499,405	$492,837	$(6,568)
Argentine peso	Buy	UBS AG	12/7/2011	7,570,000	1,751,504	1,746,540	(4,964)
Brazilian real	Buy	Barclays Bank plc	9/26/2011	1,270,000	785,017	794,331	9,314
Brazilian real	Buy	UBS AG	10/19/2011	2,215,000	1,354,483	1,379,992	25,509
Brazilian real	Buy	UBS AG	10/19/2011	326,000	196,701	203,105	6,404
Brazilian real	Buy	Barclays Bank plc	12/7/2011	1,620,000	1,004,713	1,002,036	(2,677)
Chilean peso	Buy	Credit Suisse	9/26/2011	235,000,000	496,514	507,887	11,373
Chilean peso	Buy	Credit Suisse	9/26/2011	285,000,000	598,740	615,948	17,208
Chilean peso	Buy	UBS AG	10/19/2011	710,000,000	1,482,750	1,529,608	46,858
Chilean peso	Buy	UBS AG	10/19/2011	85,000,000	183,190	183,122	(68)

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST-INCOME FUND August 31, 2011

Forward Foreign Currency Exchange Contracts	Transaction Type	Counterparty	Expiration Date	Foreign Currency	U.S. $ Cost on Origination Date	U.S. $ Current Value	Unrealized Appreciation (Depreciation)
Chinese yuan renminbi	Buy	Credit Suisse	10/19/2011	1,000,000	$154,847	$156,919	$2,072
Chinese yuan renminbi	Buy	Credit Suisse	10/19/2011	830,000	129,062	130,243	1,181
Chinese yuan renminbi	Buy	Barclays Bank plc	12/7/2011	12,700,000	2,001,734	1,997,730	(4,004)
Colombian peso	Buy	Goldman Sachs	9/26/2011	1,590,000,000	892,006	892,999	993
Colombian peso	Buy	Goldman Sachs	9/26/2011	250,000,000	141,004	140,409	(595)
Colombian peso	Buy	UBS AG	12/7/2011	1,700,000,000	956,669	950,815	(5,854)
Colombian peso	Buy	UBS AG	12/7/2011	1,170,000,000	653,997	654,385	388
Czech koruna	Buy	Goldman Sachs	9/26/2011	61,950,000	3,729,456	3,689,646	(39,810)
Czech koruna	Buy	Goldman Sachs	9/26/2011	4,910,000	287,219	292,432	5,213
Czech koruna	Buy	Goldman Sachs	9/26/2011	6,200,000	364,967	369,262	4,295
Czech koruna	Buy	Credit Suisse	10/19/2011	15,700,000	929,709	935,165	5,456
Czech koruna	Buy	Credit Suisse	10/19/2011	19,350,000	1,137,566	1,152,576	15,010
Czech koruna	Buy	Credit Suisse	10/19/2011	2,600,000	151,107	154,868	3,761
Czech koruna	Buy	Credit Suisse	10/19/2011	8,700,000	511,674	518,212	6,538
Czech koruna	Buy	Morgan Stanley	12/7/2011	41,780,000	2,467,022	2,489,147	22,125
euro	Buy	Morgan Stanley	10/19/2011	200,000	285,810	287,135	1,325
euro	Buy	Barclays Bank plc	10/19/2011	385,000	548,086	552,735	4,649
Hong Kong dollar	Buy	Barclays Bank plc	9/26/2011	27,650,000	3,555,513	3,552,109	(3,404)
Hong Kong dollar	Buy	Barclays Bank plc	9/26/2011	910,000	116,778	116,905	127
Hong Kong dollar	Buy	Barclays Bank plc	9/26/2011	1,240,000	159,171	159,299	128
Hong Kong dollar	Buy	Morgan Stanley	10/19/2011	18,930,000	2,433,978	2,432,462	(1,516)
Hong Kong dollar	Buy	Morgan Stanley	10/19/2011	3,660,000	470,691	470,301	(390)
Hong Kong dollar	Buy	Morgan Stanley	10/19/2011	1,260,000	161,458	161,907	449
Hong Kong dollar	Buy	Morgan Stanley	10/19/2011	1,620,000	207,983	208,166	183
Hong Kong dollar	Buy	Barclays Bank plc	12/7/2011	2,775,000	356,475	356,787	312
Hong Kong dollar	Buy	Barclays Bank plc	12/7/2011	13,125,000	1,686,110	1,687,507	1,397
Hungarian forint	Buy	UBS AG	9/26/2011	583,000,000	3,160,063	3,075,963	(84,100)
Hungarian forint	Buy	UBS AG	9/26/2011	17,000,000	89,248	89,694	446
Hungarian forint	Buy	Morgan Stanley	10/19/2011	488,000,000	2,611,162	2,569,408	(41,754)
Hungarian forint	Buy	Barclays Bank plc	10/19/2011	30,000,000	154,768	157,955	3,187
Hungarian forint	Buy	Barclays Bank plc	12/7/2011	65,000,000	342,193	340,951	(1,242)
Indian rupee	Buy	UBS AG	9/26/2011	100,000,000	2,199,736	2,169,129	(30,607)
Indian rupee	Buy	UBS AG	9/26/2011	37,000,000	812,473	802,578	(9,895)
Indian rupee	Buy	Goldman Sachs	10/19/2011	18,400,000	403,332	398,469	(4,863)
Indian rupee	Buy	Goldman Sachs	10/19/2011	8,000,000	175,708	173,247	(2,461)
Indonesian rupiah	Buy	Barclays Bank plc	9/26/2011	16,520,000,000	1,921,668	1,932,314	10,646
Indonesian rupiah	Buy	Barclays Bank plc	9/26/2011	3,400,000,000	390,132	397,692	7,560
Indonesian rupiah	Buy	UBS AG	12/7/2011	11,700,000,000	1,365,546	1,359,231	(6,315)
Israeli new shekel	Buy	Morgan Stanley	10/19/2011	7,110,000	2,064,580	1,994,198	(70,382)
Israeli new shekel	Buy	Morgan Stanley	10/19/2011	460,000	128,888	129,020	132
Israeli new shekel	Buy	Barclays Bank plc	12/7/2011	6,500,000	1,819,195	1,822,263	3,068
Malaysian ringgit	Buy	Goldman Sachs	9/26/2011	4,440,000	1,473,614	1,486,332	12,718
Malaysian ringgit	Buy	Goldman Sachs	9/26/2011	465,000	154,742	155,663	921
Malaysian ringgit	Buy	UBS AG	10/19/2011	3,200,000	1,042,563	1,069,682	27,119
Malaysian ringgit	Buy	Barclays Bank plc	12/7/2011	2,160,000	727,273	720,036	(7,237)
Mexican peso	Buy	UBS AG	9/26/2011	49,400,000	4,144,504	3,995,863	(148,641)
Mexican peso	Buy	UBS AG	9/26/2011	1,250,000	105,822	101,110	(4,712)
Mexican peso	Buy	Morgan Stanley	10/19/2011	83,300,000	7,011,194	6,725,249	(285,945)
Mexican peso	Buy	Morgan Stanley	10/19/2011	1,330,000	106,527	107,378	851
Mexican peso	Buy	Barclays Bank plc	12/7/2011	2,180,000	176,128	175,324	(804)
Peruvian Nuevo sol	Buy	Credit Suisse	10/19/2011	4,760,000	1,712,846	1,737,311	24,465
Peruvian Nuevo sol	Buy	Credit Suisse	10/19/2011	740,000	267,341	270,086	2,745
Peruvian Nuevo sol	Buy	Credit Suisse	10/19/2011	2,250,000	818,479	821,208	2,729

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST-INCOME FUND August 31, 2011

Forward Foreign Currency Exchange Contracts	Transaction Type	Counterparty	Expiration Date	Foreign Currency	U.S. $ Cost on Origination Date	U.S. $ Current Value	Unrealized Appreciation (Depreciation)
Philippine peso	Buy	Goldman Sachs	12/7/2011	99,700,000	$2,346,987	$2,356,646	$9,659
Polish zloty	Buy	Barclays Bank plc	9/26/2011	13,270,000	4,843,723	4,598,234	(245,489)
Polish zloty	Buy	Barclays Bank plc	9/26/2011	1,055,000	372,247	365,572	(6,675)
Polish zloty	Buy	Barclays Bank plc	9/26/2011	425,000	148,738	147,268	(1,470)
Polish zloty	Buy	Barclays Bank plc	9/26/2011	372,000	128,878	128,903	25
Polish zloty	Buy	UBS AG	10/19/2011	9,675,000	3,454,987	3,344,770	(110,217)
Polish zloty	Buy	UBS AG	10/19/2011	1,080,000	365,482	373,370	7,888
Polish zloty	Buy	Goldman Sachs	12/7/2011	5,530,000	1,894,484	1,904,051	9,567
Romanian new leu	Buy	Barclays Bank plc	9/26/2011	480,000	159,265	162,547	3,282
Romanian new leu	Buy	Barclays Bank plc	10/19/2011	7,630,000	2,585,612	2,577,187	(8,425)
Romanian new leu	Buy	Barclays Bank plc	10/19/2011	740,000	243,177	249,950	6,773
Romanian new leu	Buy	Barclays Bank plc	10/19/2011	1,585,000	527,735	535,366	7,631
Romanian new leu	Buy	Morgan Stanley	12/7/2011	2,000,000	669,006	672,066	3,060
Russian ruble	Buy	Barclays Bank plc	10/19/2011	9,300,000	327,343	320,375	(6,968)
Russian ruble	Buy	Barclays Bank plc	10/19/2011	3,540,000	117,832	121,949	4,117
Russian ruble	Buy	Barclays Bank plc	12/7/2011	77,300,000	2,626,572	2,647,473	20,901
Singapore dollar	Buy	Morgan Stanley	9/26/2011	6,480,000	5,266,152	5,381,273	115,121
Singapore dollar	Buy	Morgan Stanley	9/26/2011	170,000	139,811	141,175	1,364
Singapore dollar	Buy	Goldman Sachs	10/19/2011	5,365,000	4,351,529	4,455,896	104,367
Singapore dollar	Buy	Merrill Lynch	10/19/2011	200,000	164,690	166,110	1,420
Singapore dollar	Buy	Goldman Sachs	10/19/2011	320,000	264,026	265,776	1,750
Singapore dollar	Buy	Barclays Bank plc	12/7/2011	2,305,000	1,914,245	1,915,767	1,522
South African rand	Buy	Barclays Bank plc	9/26/2011	17,920,000	2,617,519	2,553,405	(64,114)
South African rand	Buy	Barclays Bank plc	9/26/2011	1,110,000	159,514	158,163	(1,351)
South African rand	Buy	Barclays Bank plc	9/26/2011	520,000	74,901	74,094	(807)
South African rand	Buy	Morgan Stanley	10/19/2011	15,755,000	2,269,355	2,237,529	(31,826)
South African rand	Buy	Morgan Stanley	10/19/2011	1,040,000	151,592	147,701	(3,891)
South African rand	Buy	Morgan Stanley	10/19/2011	1,670,000	227,049	237,174	10,125
South African rand	Buy	Barclays Bank plc	11/8/2011	4,000,000	569,532	566,483	(3,049)
Taiwan dollar	Buy	Barclays Bank plc	9/26/2011	11,700,000	411,320	403,445	(7,875)
Taiwan dollar	Buy	Barclays Bank plc	9/26/2011	3,470,000	121,797	119,654	(2,143)
Thai baht	Buy	UBS AG	9/26/2011	32,375,000	1,058,179	1,077,936	19,757
Thai baht	Buy	UBS AG	9/26/2011	4,600,000	153,201	153,158	(43)
Thai baht	Buy	Merrill Lynch	10/19/2011	4,900,000	158,269	162,808	4,539
Thai baht	Buy	Merrill Lynch	10/19/2011	3,600,000	116,561	119,614	3,053
Thai baht	Buy	Merrill Lynch	10/19/2011	24,228,000	791,377	805,004	13,627
Thai baht	Buy	Merrill Lynch	10/19/2011	24,000,000	798,935	797,429	(1,506)
Thai baht	Buy	Barclays Bank plc	12/7/2011	3,420,000	113,527	113,184	(343)
Turkish lira	Buy	Barclays Bank plc	9/26/2011	3,175,000	1,967,301	1,843,815	(123,486)
Turkish lira	Buy	Barclays Bank plc	9/26/2011	435,000	265,592	252,617	(12,975)
Turkish lira	Buy	Barclays Bank plc	9/26/2011	265,000	157,720	153,893	(3,827)
Turkish lira	Buy	Goldman Sachs	10/19/2011	7,230,000	4,354,110	4,182,492	(171,618)
Turkish lira	Buy	Goldman Sachs	10/19/2011	1,550,000	937,519	896,661	(40,858)
Turkish lira	Buy	Goldman Sachs	10/19/2011	375,000	208,145	216,934	8,789
Turkish lira	Buy	Morgan Stanley	12/7/2011	5,565,000	3,067,309	3,194,147	126,838
British pound	Sell	UBS AG	9/12/2011	1,753,695	2,870,500	2,846,456	24,044
British pound	Sell	Merrill Lynch	9/14/2011	197,437	320,316	320,457	(141)
Canadian dollar	Sell	Morgan Stanley	11/2/2011	2,069,838	2,163,586	2,110,572	53,014
Chilean peso	Sell	Credit Suisse	9/26/2011	220,000,000	472,813	475,469	(2,656)
euro	Sell	Goldman Sachs	10/13/2011	691,215	966,305	992,429	(26,124)
euro	Sell	Barclays Bank plc	10/19/2011	382,400	549,883	549,002	881
euro	Sell	Morgan Stanley	10/19/2011	200,000	281,346	287,135	(5,789)

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(concluded)

LORD ABBETT INVESTMENT TRUST-INCOME FUND August 31, 2011

Forward Foreign Currency Exchange Contracts	Transaction Type	Counterparty	Expiration Date	Foreign Currency	U.S. $ Cost on Origination Date	U.S. $ Current Value	Unrealized Appreciation (Depreciation)
euro	Sell	Barclays Bank plc	10/19/2011	382,600	$540,847	$549,289	$(8,442)
euro	Sell	Barclays Bank plc	10/19/2011	368,545	527,735	529,110	(1,375)
euro	Sell	Credit Suisse	10/26/2011	467,775	670,546	671,517	(971)
euro	Sell	Goldman Sachs	11/2/2011	772,247	1,100,993	1,108,516	(7,523)
euro	Sell	Merrill Lynch	11/14/2011	150,000	213,347	215,288	(1,941)
euro	Sell	Goldman Sachs	11/15/2011	100,000	141,911	143,524	(1,613)
Hungarian forint	Sell	Barclays Bank plc	10/19/2011	77,000,000	396,748	405,419	(8,671)
Indian rupee	Sell	UBS AG	9/26/2011	37,700,000	828,480	817,762	10,718
Malaysian ringgit	Sell	Barclays Bank plc	9/26/2011	1,605,000	538,717	537,289	1,428
Mexican peso	Sell	Morgan Stanley	10/19/2011	7,290,000	586,131	588,560	(2,429)
Mexican peso	Sell	Morgan Stanley	10/19/2011	8,640,000	699,069	697,553	1,516
Polish zloty	Sell	Barclays Bank plc	9/26/2011	1,130,000	398,069	391,560	6,509
Polish zloty	Sell	UBS AG	10/19/2011	1,725,000	593,436	596,354	(2,918)
Singapore dollar	Sell	Morgan Stanley	9/26/2011	661,000	538,339	548,923	(10,584)
South African rand	Sell	Barclays Bank plc	9/26/2011	3,975,000	535,586	566,394	(30,808)
Turkish lira	Sell	Barclays Bank plc	9/26/2011	885,000	506,884	513,945	(7,061)

Net Unrealized Depreciation on Forward Foreign Currency Exchange Contracts							$(864,670)

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

LORD ABBETT INVESTMENT TRUST-INFLATION FOCUSED FUND August 31, 2011

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
LONG-TERM INVESTMENTS 96.51%

ASSET-BACKED SECURITIES 6.67%

Automobiles 3.10%

Ally Auto Receivables Trust 2011-2 A2	0.67%	10/15/2013	$50	$50,027
AmeriCredit Automobile Receivables Trust 2010-3 A2	0.77%	12/9/2013	21	21,284
AmeriCredit Automobile Receivables Trust 2010-3 A3	1.14%	4/8/2015	200	200,888
AmeriCredit Automobile Receivables Trust 2011-2 A2	0.90%	9/8/2014	195	195,009
Chrysler Financial Auto Securitization Trust 2010-A A2	0.69%	1/8/2013	34	33,855
Ford Credit Auto Lease Trust 2010-B A2†	0.75%	10/15/2012	384	384,157
Ford Credit Auto Lease Trust 2011-A A2	0.74%	9/15/2013	440	440,345
Ford Credit Auto Owner Trust 2007-A A4B	0.257%#	6/15/2012	42	41,895
Harley-Davidson Motorcycle Trust 2010-1 A2	0.83%	11/15/2013	395	394,771
Mercedes-Benz Auto Lease Trust 2011-1A A2†	0.79%	4/15/2013	500	500,486
Nissan Auto Lease Trust 2010-A A2	1.10%	3/15/2013	5	4,926
Nissan Auto Lease Trust 2010-B A2	0.90%	5/15/2013	370	370,852
Santander Consumer Acquired Receivables Trust 2011-WO A2†	0.91%	11/15/2013	199	199,544
Santander Drive Auto Receivables Trust 2010-2 A2	0.95%	8/15/2013	240	239,654
Santander Drive Auto Receivables Trust 2010-3 A2	0.93%	6/17/2013	228	228,198
Santander Drive Auto Receivables Trust 2010-A A2†	1.37%	8/15/2013	225	224,981
Santander Drive Auto Receivables Trust 2010-A A3†	1.83%	11/17/2014	460	464,670
Santander Drive Auto Receivables Trust 2011-1 A2	0.94%	2/18/2014	200	199,892

Total				4,195,434

Credit Cards 1.74%

Cabela’s Master Credit Card Trust 2009-1A A†	2.207%#	3/16/2015	250	252,282
Capital One Multi-Asset Execution Trust 2006-C3	0.527%#	7/15/2014	250	249,930
Capital One Multi-Asset Execution Trust 2007-A4	0.237%#	3/16/2015	646	645,599
Citibank Omni Master Trust 2009-A14A†	2.957%#	8/15/2018	630	660,692
Discover Card Master Trust 2009-A1	1.507%#	12/15/2014	435	439,266
GE Capital Credit Card Master Note Trust 2009-3 A	2.54%	9/15/2014	100	99,889

Total				2,347,658

Other 1.83%

Nelnet Student Loan Trust 2010-4A A†	1.018%#	4/25/2046	404	404,445
Pennsylvania Higher Education Assistance Agency 2005-1 A1	0.283%	7/25/2016	44	44,104
SLM Student Loan Trust 2007-2 A2	0.253%	7/25/2017	53	53,007
SLM Student Loan Trust 2007-8 A1	0.483%	7/27/2015	48	48,277
SLM Student Loan Trust 2010-A 2A†	3.457%#	5/16/2044	276	287,773
SLM Student Loan Trust 2010-C A1†(a)	1.857%#	12/15/2017	426	427,096

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST-INFLATION FOCUSED FUND August 31, 2011

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Other (continued)

SLM Student Loan Trust 2011-1 A1	0.738%#	3/25/2026	$432	$432,978
SLM Student Loan Trust 2011-A A1†	1.207%#	10/15/2024	297	297,391
SLM Student Loan Trust 2011-B A1†	1.057%#	12/16/2024	482	481,732

Total				2,476,803

Total Asset-Backed Securities (cost $9,023,405)				9,019,895

CORPORATE BONDS 56.26%

Aerospace/Defense 0.30%

L-3 Communications Corp.	6.375%	10/15/2015	400	408,000

Air Transportation 0.04%

Continental Airlines, Inc.	7.461%	4/1/2015	53	53,004

Auto Parts: Original Equipment 0.12%

International Automotive Components Group SL (Spain)†(b)	9.125%	6/1/2018	25	24,688
Stanadyne Corp.	10.00%	8/15/2014	85	82,875
Stanadyne Holdings, Inc.	12.00%	2/15/2015	50	48,875

Total				156,438

Auto Trucks & Parts 0.02%

Commercial Vehicle Group, Inc.†	7.875%	4/15/2019	25	24,000

Auto: Replacement Parts 0.04%

PEP Boys-Manny Moe & Jack	7.50%	12/15/2014	50	50,375

Automotive 0.24%

B-Corp Merger Sub, Inc.†	8.25%	6/1/2019	25	23,375
Cooper-Standard Automotive, Inc.	8.50%	5/1/2018	100	103,000
Kia Motors Corp. (South Korea)†(b)	3.625%	6/14/2016	200	203,479

Total				329,854

Banks: Diversified 5.08%

Associated Banc-Corp.	5.125%	3/28/2016	200	208,991
Banco Industrial e Comercial SA (Brazil)†(b)	6.25%	1/20/2013	100	102,500
BanColombia SA (Colombia)†(b)	4.25%	1/12/2016	100	101,500
Bank of America Corp.	7.375%	5/15/2014	700	766,576
Bank of Nova Scotia (Canada)†(b)	1.45%	7/26/2013	550	558,027
CIT Group, Inc.†	7.00%	5/2/2017	10	9,888
Citigroup, Inc.	5.50%	8/27/2012	250	258,201
Citigroup, Inc.	6.00%	12/13/2013	150	159,112
Citigroup, Inc.	6.50%	8/19/2013	400	425,718
DnB NOR Boligkreditt AS (Norway)†(b)	2.10%	10/14/2015	600	614,410
Finansbank AS (Turkey)†(b)	5.50%	5/11/2016	200	188,750
First Citizens St. Lucia Ltd. (Saint Lucia)†(b)	4.903%	2/9/2016	150	154,027
Goldman Sachs Group, Inc. (The)	3.625%	2/7/2016	145	145,273

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST-INFLATION FOCUSED FUND August 31, 2011

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Banks: Diversified (continued)

Goldman Sachs Group, Inc. (The)	3.70%	8/1/2015	$550	$556,412
JPMorgan Chase & Co.	3.15%	7/5/2016	200	204,519
JPMorgan Chase & Co.	3.45%	3/1/2016	50	51,579
JPMorgan Chase & Co.	3.70%	1/20/2015	350	364,902
Morgan Stanley	5.375%	10/15/2015	200	208,943
Morgan Stanley	6.00%	4/28/2015	150	157,126
Morgan Stanley	6.00%	5/13/2014	175	183,859
National Agricultural Cooperative Federation (South Korea)†(b)	3.50%	2/8/2017	200	197,571
Provident Funding Associates LP/PFG Finance Corp.†	10.125%	2/15/2019	15	13,725
Toronto-Dominion Bank (The) (Canada)†(b)	2.20%	7/29/2015	580	600,264
Wells Fargo Bank, NA	4.75%	2/9/2015	250	265,407
Westpac Banking Corp. (Australia)†(b)	2.90%	9/10/2014	350	372,185

Total				6,869,465

Banks: Money Center 0.80%

Caribbean Development Bank†	0.55%#	7/19/2013	200	200,105
Export-Import Bank of Korea (South Korea)(b)	3.75%	10/20/2016	200	203,292
Kommunalbanken AS (Norway)†(b)	2.375%	1/19/2016	440	461,601
Zions Bancorporation	7.75%	9/23/2014	200	213,088

Total				1,078,086

Beverages 0.31%

Bacardi Ltd.†	7.45%	4/1/2014	190	217,914
FBG Finance Ltd. (Australia)†(b)	5.125%	6/15/2015	180	199,463

Total				417,377

Biotechnology Research & Production 0.28%

Bio-Rad Laboratories, Inc.	8.00%	9/15/2016	350	384,125

Broadcasting 0.10%

Citadel Broadcasting Corp.†	7.75%	12/15/2018	125	135,000

Brokers 0.06%

E*Trade Financial Corp.	6.75%	6/1/2016	50	51,250
Raymond James Financial, Inc.	4.25%	4/15/2016	25	26,337

Total				77,587

Building Materials 0.08%

Associated Materials LLC	9.125%	11/1/2017	115	101,775

Business Services 0.27%

Great Lakes Dredge & Dock Corp.†	7.375%	2/1/2019	100	95,500
Seminole Indian Tribe of Florida†	5.798%	10/1/2013	150	150,455

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST-INFLATION FOCUSED FUND August 31, 2011

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Business Services (continued)

StoneMor Operating LLC/Cornerstone Family Services/Osiris Holdings	10.25%	12/1/2017	$125	$121,250

Total				367,205

Cable Services 0.32%

Historic TW, Inc.	9.125%	1/15/2013	325	358,789
TCI Communications, Inc.	8.75%	8/1/2015	60	73,313

Total				432,102

Chemicals 2.00%

Airgas, Inc.	2.85%	10/1/2013	125	128,629
Airgas, Inc.	7.125%	10/1/2018	315	337,119
Dow Chemical Co. (The)	5.90%	2/15/2015	385	431,853
Incitec Pivot Ltd. (Australia)†(b)	4.00%	12/7/2015	250	258,105
INEOS Group Holdings plc (United Kingdom)†(b)	8.50%	2/15/2016	75	65,625
Lyondell Chemical Co.	11.00%	5/1/2018	200	224,250
Momentive Performance Materials Holdings, Inc.	11.50%	12/1/2016	60	59,700
Mosaic Co. (The)†	7.625%	12/1/2016	920	964,908
Nalco Co.	8.25%	5/15/2017	50	55,562
Phibro Animal Health Corp.†	9.25%	7/1/2018	15	14,925
Yara International ASA (Norway)†(b)	5.25%	12/15/2014	150	163,922

Total				2,704,598

Coal 0.53%

Drummond Co., Inc.	7.375%	2/15/2016	475	484,500
Drummond Co., Inc.†	9.00%	10/15/2014	200	205,500
SunCoke Energy, Inc.†	7.625%	8/1/2019	25	24,687

Total				714,687

Communications Services 0.05%

Avaya, Inc. PIK	10.125%	11/1/2015	75	65,156

Computer Hardware 0.22%

Maxim Integrated Products, Inc.	3.45%	6/14/2013	250	258,619
Seagate Technology International†	10.00%	5/1/2014	35	39,200

Total				297,819

Computer Software 0.40%

Audatex North America, Inc.†	6.75%	6/15/2018	25	24,687
SunGard Data Systems, Inc.	10.25%	8/15/2015	500	511,250

Total				535,937

Consumer Products 0.28%

Fortune Brands, Inc.	3.00%	6/1/2012	375	380,039

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST-INFLATION FOCUSED FUND August 31, 2011

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Containers 1.17%

Ball Corp.	6.625%	3/15/2018	$250	$257,500
Crown Americas LLC/Crown Americas Capital Corp. II	7.625%	5/15/2017	250	268,125
Graham Packaging Co. LP/GPC Capital Corp. I	8.25%	1/1/2017	110	111,650
Graham Packaging Co. LP/GPC Capital Corp. I	8.25%	10/1/2018	25	25,313
Rock-Tenn Co.	9.25%	3/15/2016	725	764,875
Sealed Air Corp.	7.875%	6/15/2017	150	157,932

Total				1,585,395

Diversified 0.30%

Ingersoll-Rand Global Holding Co., Ltd.	9.50%	4/15/2014	100	118,990
Tyco Electronics Group SA (Luxembourg)(b)	6.00%	10/1/2012	125	132,086
Tyco International Finance SA (Luxembourg)(b)	4.125%	10/15/2014	144	155,934

Total				407,010

Drugs 0.02%

Celgene Corp.	2.45%	10/15/2015	25	25,463

Electric: Power 2.55%

AES Red Oak LLC	8.54%	11/30/2019	234	242,444
Arizona Public Service Co.	6.375%	10/15/2011	25	25,153
Black Hills Corp.	6.50%	5/15/2013	385	413,188
DPL, Inc.	6.875%	9/1/2011	325	325,000
Duquesne Light Holdings, Inc.	5.50%	8/15/2015	500	528,431
Entergy Mississippi, Inc.	3.25%	6/1/2016	80	83,288
FPL Energy Virginia Funding Corp.†	7.52%	6/30/2019	105	113,854
Iberdrola International BV (Netherlands)(b)	6.75%	6/15/2012	100	104,249
KCP&L Greater Missouri Operations Co.	11.875%	7/1/2012	700	759,374
LG&E and KU Energy LLC	2.125%	11/15/2015	40	39,677
NiSource Finance Corp.	10.75%	3/15/2016	55	72,588
North American Energy Alliance LLC/North American Energy Alliance Finance Corp.†	10.875%	6/1/2016	350	374,500
Pepco Holdings, Inc.	2.70%	10/1/2015	25	25,604
PG&E Corp.	5.75%	4/1/2014	25	27,607
PPL WEM Holdings plc (United Kingdom)†(b)	3.90%	5/1/2016	200	209,992
Scottish Power Ltd. (United Kingdom)(b)	5.375%	3/15/2015	100	107,099

Total				3,452,048

Electrical Equipment 0.56%

Amphenol Corp.	4.75%	11/15/2014	500	534,431
Public Service Co. of New Mexico	7.95%	5/15/2018	100	113,879
STATS ChipPAC Ltd. (Singapore)†(b)	7.50%	8/12/2015	100	105,500

Total				753,810

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST-INFLATION FOCUSED FUND August 31, 2011

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Electrical: Household 0.12%

WireCo WorldGroup, Inc.†	9.75%	5/15/2017	$160	$165,200

Electronics 0.19%

FLIR Systems, Inc.	3.75%	9/1/2016	250	250,241

Electronics: Semi-Conductors/Components 0.23%

Agilent Technologies, Inc.	5.50%	9/14/2015	25	27,875
Freescale Semiconductor, Inc.	8.875%	12/15/2014	42	43,680
Freescale Semiconductor, Inc.	10.125%	12/15/2016	25	26,250
National Semiconductor Corp.	3.95%	4/15/2015	150	162,816
National Semiconductor Corp.	6.15%	6/15/2012	50	51,617

Total				312,238

Energy Equipment & Services 0.92%

Energy Transfer Partners LP	5.65%	8/1/2012	161	167,306
Energy Transfer Partners LP	5.95%	2/1/2015	425	471,683
Energy Transfer Partners LP	6.00%	7/1/2013	450	482,064
Energy Transfer Partners LP	8.50%	4/15/2014	10	11,561
Gazprom OAO via RBS AG (Germany)†(b)	9.625%	3/1/2013	100	110,125

Total				1,242,739

Engineering & Contracting Services 0.15%

New Enterprise Stone & Lime Co., Inc.†	11.00%	9/1/2018	225	200,250

Entertainment 0.62%

Midwest Gaming Borrower LLC/Midwest Finance Corp.†	11.625%	4/15/2016	100	104,500
Production Resource Group LLC†	8.875%	5/1/2019	115	110,688
Snoqualmie Entertainment Authority†	9.125%	2/1/2015	125	121,562
Universal City Development Partners Ltd/UCDP Finance, Inc.	8.875%	11/15/2015	450	498,375

Total				835,125

Environmental Services 0.27%

Casella Waste Systems, Inc.	11.00%	7/15/2014	325	349,781
WCA Waste Corp.†	7.50%	6/15/2019	15	15,075

Total				364,856

Financial Services 4.11%

Aon Corp.	3.125%	5/27/2016	100	100,246
Aon Corp.	3.50%	9/30/2015	25	25,972
EDP Finance BV (Netherlands)†(b)	6.00%	2/2/2018	250	209,904
ERAC USA Finance LLC†	2.25%	1/10/2014	200	203,390
ERAC USA Finance LLC†	5.80%	10/15/2012	175	183,353
FMR LLC†	4.75%	3/1/2013	150	156,537
Fresenius U.S. Finance II, Inc.†	9.00%	7/15/2015	225	252,000
General Electric Capital Corp.	4.375%	9/21/2015	1,450	1,552,269

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST-INFLATION FOCUSED FUND August 31, 2011

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Financial Services (continued)

General Electric Capital Corp.	5.65%	6/9/2014	$250	$271,893
Hyundai Capital America†	3.75%	4/6/2016	100	103,209
Merrill Lynch & Co., Inc.	6.05%	8/15/2012	200	205,627
MU Finance plc (United Kingdom)†(b)	8.375%	2/1/2017	100	106,500
Prudential Financial, Inc.	6.20%	1/15/2015	125	139,979
SteelRiver Transmission Co. LLC†	4.71%	6/30/2017	222	230,121
TD Ameritrade Holding Corp.	4.15%	12/1/2014	325	345,300
Virgin Media Secured Finance plc (United Kingdom)(b)	6.50%	1/15/2018	600	642,000
Woodside Finance Ltd. (Australia)†(b)	4.50%	11/10/2014	350	377,015
Woodside Finance Ltd. (Australia)†(b)	5.00%	11/15/2013	100	106,931
Woodside Finance Ltd. (Australia)†(b)	8.125%	3/1/2014	300	346,638

Total				5,558,884

Financial: Miscellaneous 0.64%

Ford Motor Credit Co. LLC	12.00%	5/15/2015	275	332,195
SLM Corp.	5.125%	8/27/2012	50	50,254
SLM Corp.	5.375%	1/15/2013	85	85,886
SLM Corp.	6.25%	1/25/2016	385	394,015

Total				862,350

Food 1.28%

Arcor (Argentina)†(b)	7.25%	11/9/2017	14	14,840
CCL Finance Ltd.†	9.50%	8/15/2014	100	113,750
FAGE Dairy Industry SA/FAGE USA Dairy Industry, Inc.†	9.875%	2/1/2020	175	171,063
JBS USA LLC/JBS USA Finance, Inc.	11.625%	5/1/2014	100	111,500
Southern States Cooperative, Inc.†	11.25%	5/15/2015	80	85,200
Tyson Foods, Inc.	8.25%	10/1/2011	250	251,250
Tyson Foods, Inc.	10.50%	3/1/2014	375	438,750
Wm. Wrigley Jr. Co.†	3.70%	6/30/2014	525	550,183

Total				1,736,536

Gaming 0.23%

CCM Merger, Inc.†	8.00%	8/1/2013	300	292,500
Isle of Capri Casinos, Inc.	7.00%	3/1/2014	25	24,187

Total				316,687

Health Care Products 1.05%

Bausch & Lomb, Inc.	9.875%	11/1/2015	150	156,375
Biomet, Inc.	11.625%	10/15/2017	325	349,375
Boston Scientific Corp.	6.25%	11/15/2015	100	111,961
Cardinal Health, Inc.	5.65%	6/15/2012	125	129,602
CareFusion Corp.	4.125%	8/1/2012	100	102,727
Hanger Orthopedic Group, Inc.	7.125%	11/15/2018	25	24,438
HCA, Inc.	8.50%	4/15/2019	500	547,500

Total				1,421,978

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST-INFLATION FOCUSED FUND August 31, 2011

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Health Care Services 0.74%

Centene Corp.	5.75%	6/1/2017	$200	$193,500
Express Scripts, Inc.	5.25%	6/15/2012	250	258,026
Kindred Healthcare, Inc.†	8.25%	6/1/2019	150	134,250
Omega Healthcare Investors, Inc.	7.00%	1/15/2016	400	411,000
Vanguard Health Systems, Inc.	Zero Coupon	2/1/2016	5	3,225

Total				1,000,001

Hospital Management 0.18%

Universal Health Services, Inc.	7.125%	6/30/2016	225	242,719

Household Equipment/Products 0.14%

Libbey Glass, Inc.	10.00%	2/15/2015	175	188,125

Household Furnishings 0.41%

Sealy Mattress Co.†	10.875%	4/15/2016	5	5,475
Simmons Bedding Co.†	11.25%	7/15/2015	145	151,888
Whirlpool Corp.	8.00%	5/1/2012	111	115,927
Whirlpool Corp.	8.60%	5/1/2014	250	286,870

Total				560,160

Industrial Products 0.15%

Hyundai Steel Co. (South Korea)†(b)	4.625%	4/21/2016	200	204,977

Insurance 1.27%

Aflac, Inc.	3.45%	8/15/2015	365	374,094
Liberty Mutual Group, Inc.†	5.75%	3/15/2014	160	168,662
Liberty Mutual Group, Inc.†	6.70%	8/15/2016	125	137,477
Liberty Mutual Group, Inc.†	7.25%	9/1/2012	200	208,775
Lincoln National Corp.	5.65%	8/27/2012	50	52,036
MetLife, Inc.	5.00%	6/15/2015	175	193,468
Willis North America, Inc.	5.625%	7/15/2015	535	587,054

Total				1,721,566

Investment Management Companies 0.35%

Lazard Group LLC	7.125%	5/15/2015	400	451,584
Offshore Group Investment Ltd.†	11.50%	8/1/2015	25	26,750

Total				478,334

Leasing 0.14%

International Lease Finance Corp.	5.75%	5/15/2016	150	138,380
International Lease Finance Corp.†	6.50%	9/1/2014	50	51,000

Total				189,380

Leisure 0.07%

Easton-Bell Sports, Inc.	9.75%	12/1/2016	85	90,950

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST-INFLATION FOCUSED FUND August 31, 2011

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Lodging 0.45%

Downstream Development Authority of the Quapaw Tribe of Oklahoma†	10.50%	7/1/2019	$175	$168,875
Hyatt Hotels Corp.	3.875%	8/15/2016	150	150,176
Hyatt Hotels Corp.†	5.75%	8/15/2015	50	53,766
Marina District Finance Co., Inc.	9.875%	8/15/2018	125	120,625
Wyndham Worldwide Corp.	9.875%	5/1/2014	100	117,564

Total				611,006

Machinery: Agricultural 0.18%

American Rock Salt Co. LLC/American Rock Capital Corp.†	8.25%	5/1/2018	125	116,562
Lorillard Tobacco Co.	3.50%	8/4/2016	125	125,570

Total				242,132

Machinery: Industrial/Specialty 0.46%

CPM Holdings, Inc.	10.625%	9/1/2014	150	160,125
Dematic SA (Luxembourg)†(b)	8.75%	5/1/2016	200	192,000
SPX Corp.	7.625%	12/15/2014	250	270,625

Total				622,750

Machinery: Oil Well Equipment & Services 0.01%

National Oilwell Varco, Inc.	6.125%	8/15/2015	20	20,471

Manufacturing 0.16%

Smiths Group plc (United Kingdom)†(b)	6.05%	5/15/2014	200	217,866

Materials & Commodities 0.20%

RBS Global, Inc./Rexnord LLC	11.75%	8/1/2016	250	264,375

Media 1.45%

DirecTV Holdings LLC/DirecTV Financing Co., Inc.	7.625%	5/15/2016	1,150	1,234,592
Nielsen Finance LLC/Nielsen Finance Co.	11.625%	2/1/2014	150	170,625
Time Warner Entertainment Co LP	10.15%	5/1/2012	250	265,131
Videotron Ltee (Canada)(b)	6.375%	12/15/2015	100	102,000
Videotron Ltee (Canada)(b)	6.875%	1/15/2014	33	33,412
Vivendi SA (France)†(b)	5.75%	4/4/2013	150	159,486

Total				1,965,246

Metal Fabricating 0.50%

Timken Co.	6.00%	9/15/2014	175	194,733
Xstrata Canada Corp. (Canada)(b)	7.25%	7/15/2012	460	482,746

Total				677,479

Metals & Minerals: Miscellaneous 3.52%

Anglo American Capital plc (United Kingdom)†(b)	9.375%	4/8/2014	1,100	1,300,858
Compass Minerals International, Inc.	8.00%	6/1/2019	100	108,500

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST-INFLATION FOCUSED FUND August 31, 2011

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Metals & Minerals: Miscellaneous (continued)

Freeport-McMoRan Copper & Gold, Inc.	8.375%	4/1/2017	$750	$809,965
Quadra FNX Mining Ltd. (Canada)†(b)	7.75%	6/15/2019	50	49,250
Rain CII Carbon LLC/CII Carbon Corp.†	8.00%	12/1/2018	130	130,650
Rio Tinto Finance USA Ltd. (Australia)(b)	8.95%	5/1/2014	225	270,054
Teck Resources Ltd. (Canada)(b)	10.75%	5/15/2019	1,200	1,484,035
Xstrata Canada Corp. (Canada)(b)	7.35%	6/5/2012	515	537,761
Xstrata Finance Ltd. (Canada)†(b)	5.50%	11/16/2011	75	75,696

Total				4,766,769

Miscellaneous 0.06%

Clorox Co.	5.00%	3/1/2013	75	78,311

Natural Gas 0.27%

Spectra Energy Capital LLC	5.50%	3/1/2014	55	59,939
Tennessee Gas Pipeline Co.	8.00%	2/1/2016	250	302,974

Total				362,913

Oil 2.23%

Alon Refining Krotz Springs, Inc.	13.50%	10/15/2014	20	20,100
Brigham Exploration Co.†	6.875%	6/1/2019	25	24,875
Brigham Exploration Co.	8.75%	10/1/2018	90	98,550
Canadian Oil Sands Ltd. (Canada)†(b)	5.80%	8/15/2013	100	107,246
CNPC HK Overseas Capital Ltd. (China)†(b)	3.125%	4/28/2016	200	203,766
Continental Resources, Inc.	8.25%	10/1/2019	175	189,000
Dolphin Energy Ltd. (United Arab Emirates)†(b)	5.888%	6/15/2019	177	194,462
Ensco plc (United Kingdom)(b)	3.25%	3/15/2016	30	31,116
GlobalSantaFe Corp.	5.00%	2/15/2013	225	236,052
HollyFrontier Corp.	9.875%	6/15/2017	225	247,500
LUKOIL International Finance BV (Netherlands)†(b)	6.375%	11/5/2014	100	108,750
Marathon Petroleum Corp.†	3.50%	3/1/2016	300	313,591
MEG Energy Corp. (Canada)†(b)	6.50%	3/15/2021	125	125,469
NuStar Logistics LP	6.05%	3/15/2013	255	270,965
PC Financial Partnership	5.00%	11/15/2014	125	137,264
Petronas Global Sukuk Ltd. (Malaysia)†(b)	4.25%	8/12/2014	100	106,713
Ras Laffan Liquefied Natural Gas Co., Ltd. III (Qatar)†(b)	5.50%	9/30/2014	250	276,875
TNK-BP Finance SA (Luxembourg)†(b)	7.50%	3/13/2013	100	106,750
Whiting Petroleum Corp.	7.00%	2/1/2014	200	213,000

Total				3,012,044

Oil: Crude Producers 2.53%

AK Transneft OJSC via TransCapitalInvest Ltd. (Ireland)†(b)	5.67%	3/5/2014	200	210,182
Anadarko Petroleum Corp.	5.75%	6/15/2014	190	210,160
Anadarko Petroleum Corp.	7.625%	3/15/2014	18	20,605
Enterprise Products Operating LLC	4.60%	8/1/2012	50	51,645
Enterprise Products Operating LLC	5.90%	4/15/2013	340	363,886

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST-INFLATION FOCUSED FUND August 31, 2011

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Oil: Crude Producers (continued)

Enterprise Products Operating LLC	6.125%	2/1/2013	$15	$15,952
Holly Energy Partners LP/Holly Energy Finance Corp.	8.25%	3/15/2018	150	156,000
Kinder Morgan Finance Co. LLC†	6.00%	1/15/2018	25	24,750
Midcontinent Express Pipeline LLC†	5.45%	9/15/2014	400	430,645
Murphy Oil Corp.	6.375%	5/1/2012	150	154,792
NGPL PipeCo LLC†	6.514%	12/15/2012	400	414,010
OGX Petroleo e Gas Participacoes SA (Brazil)†(b)	8.50%	6/1/2018	225	226,688
Panhandle Eastern Pipeline Co. LP	6.05%	8/15/2013	75	81,248
Petroleum Development Corp.	12.00%	2/15/2018	150	161,250
Southeast Supply Header LLC†	4.85%	8/15/2014	600	645,033
Southern Star Central Corp.	6.75%	3/1/2016	200	197,000
Southern Star Central Corp.†	6.75%	3/1/2016	25	24,625
W&T Offshore, Inc.†	8.50%	6/15/2019	30	30,075

Total				3,418,546

Oil: Integrated Domestic 1.03%

Basic Energy Services, Inc.†	7.75%	2/15/2019	50	49,625
Buckeye Partners LP	4.625%	7/15/2013	125	132,273
Frontier Oil Corp.	8.50%	9/15/2016	75	79,500
Korea National Oil Corp. (South Korea)†(b)	2.875%	11/9/2015	200	200,075
Korea National Oil Corp. (South Korea)†(b)	5.375%	7/30/2014	200	215,844
Rockies Express Pipeline LLC†	3.90%	4/15/2015	300	308,871
Rockies Express Pipeline LLC†	6.25%	7/15/2013	375	401,428

Total				1,387,616

Oil: Integrated International 0.44%

Transocean, Inc.	4.95%	11/15/2015	153	165,616
Transocean, Inc.	5.25%	3/15/2013	56	59,049
Weatherford International Ltd.	5.15%	3/15/2013	100	105,364
Weatherford International Ltd.	6.00%	3/15/2018	175	196,365
Weatherford International Ltd. (Switzerland)(b)	4.95%	10/15/2013	59	62,776

Total				589,170

Paper & Forest Products 2.64%

Clearwater Paper Corp.	10.625%	6/15/2016	250	275,000
Georgia-Pacific LLC†	7.125%	1/15/2017	800	848,219
Georgia-Pacific LLC†	8.25%	5/1/2016	1,075	1,228,141
Inversiones CMPC SA (Chile)†(b)	4.875%	6/18/2013	50	52,803
Longview Fibre Paper & Packaging, Inc.†	8.00%	6/1/2016	25	24,875
Louisiana-Pacific Corp.	13.00%	3/15/2017	225	222,750
MeadWestvaco Corp.	6.85%	4/1/2012	150	151,809
PH Glatfelter Co.	7.125%	5/1/2016	350	357,000
Smurfit Kappa Funding plc (Ireland)(b)	7.75%	4/1/2015	375	372,188
West Fraser Timber Co. Ltd. (Canada)†(b)	5.20%	10/15/2014	40	40,300

Total				3,573,085

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST-INFLATION FOCUSED FUND August 31, 2011

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Plastics 0.17%

Plastipak Holdings, Inc.†	8.50%	12/15/2015	$225	$227,250

Pollution Control 0.85%

Allied Waste North America, Inc.	6.875%	6/1/2017	600	647,269
Clean Harbors, Inc.	7.625%	8/15/2016	250	265,625
Waste Management, Inc.	5.00%	3/15/2014	125	136,579
Waste Management, Inc.	6.375%	11/15/2012	100	106,427

Total				1,155,900

Printing 0.13%

Quebecor Media, Inc. (Canada)(b)	7.75%	3/15/2016	175	177,188

Railroads 0.03%

Kansas City Southern Railway	13.00%	12/15/2013	31	35,921

Real Estate Investment Trusts 3.61%

AvalonBay Communities, Inc.	4.95%	3/15/2013	525	552,115
AvalonBay Communities, Inc.	5.375%	4/15/2014	150	164,438
Camden Property Trust	5.375%	12/15/2013	100	107,025
Developers Diversified Realty Corp.	5.375%	10/15/2012	650	657,979
Developers Diversified Realty Corp.	5.50%	5/1/2015	50	52,301
Federal Realty Investment Trust	5.95%	8/15/2014	20	21,796
HCP, Inc	7.072%	6/8/2015	250	276,257
HCP, Inc.	5.625%	2/28/2013	130	135,990
HCP, Inc.	5.65%	12/15/2013	80	85,223
HCP, Inc.	6.00%	1/30/2017	35	37,755
HCP, Inc.	6.45%	6/25/2012	124	128,488
Health Care REIT, Inc.	3.625%	3/15/2016	25	25,059
Health Care REIT, Inc.	5.875%	5/15/2015	150	164,363
Kilroy Realty LP	5.00%	11/3/2015	225	238,321
MPT Operating Partnership LP/MPT Finance Corp.†	6.875%	5/1/2021	15	14,362
Reckson Operating Partnership LP	5.875%	8/15/2014	65	70,107
Regency Centers LP	4.95%	4/15/2014	500	532,229
Regency Centers LP	5.25%	8/1/2015	70	75,844
Regency Centers LP	6.75%	1/15/2012	50	50,975
Rouse Co. LP (The)	6.75%	11/9/2015	500	508,750
UDR, Inc.	6.05%	6/1/2013	75	79,328
Ventas Realty LP/Ventas Capital Corp.	3.125%	11/30/2015	300	303,164
Ventas Realty LP/Ventas Capital Corp.	6.50%	6/1/2016	75	77,442
Ventas Realty LP/Ventas Capital Corp.	6.75%	4/1/2017	505	526,921

Total				4,886,232

Restaurants 0.32%

OSI Restaurant Partners LLC	10.00%	6/15/2015	425	437,750

Retail 0.76%

DineEquity, Inc.	9.50%	10/30/2018	90	93,825

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST-INFLATION FOCUSED FUND August 31, 2011

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Retail (continued)

Fiesta Restaurant Group†	8.875%	8/15/2016	$40	$39,900
Macy’s Retail Holdings, Inc.	5.75%	7/15/2014	125	135,627
Macy’s Retail Holdings, Inc.	5.875%	1/15/2013	69	71,880
Neiman-Marcus Group, Inc. (The)	10.375%	10/15/2015	150	153,563
QVC, Inc.†	7.125%	4/15/2017	225	236,250
QVC, Inc.†	7.50%	10/1/2019	50	54,125
Ticketmaster Entertainment LLC/Ticketmaster Noteco, Inc.	10.75%	8/1/2016	100	106,500
Wendy’s/Arby’s Restaurants LLC	10.00%	7/15/2016	125	134,844

Total				1,026,514

Retail: Specialty 0.35%

AutoZone, Inc.	6.95%	6/15/2016	250	296,819
Michaels Stores, Inc.	11.375%	11/1/2016	150	156,375
Wesfarmers Ltd. (Australia)†(b)	2.983%	5/18/2016	25	25,612

Total				478,806

Services 0.42%

FireKeepers Development Authority†	13.875%	5/1/2015	150	171,750
Iron Mountain, Inc.	6.625%	1/1/2016	400	400,000

Total				571,750

Steel 0.35%

Allegheny Technologies, Inc.	8.375%	12/15/2011	125	126,820
ArcelorMittal (Luxembourg)(b)	9.00%	2/15/2015	300	345,914

Total				472,734

Technology 0.17%

Bankrate, Inc.	11.75%	7/15/2015	200	227,000

Telecommunications 2.03%

Atlantic Broadband Finance LLC	9.375%	1/15/2014	350	350,000
CC Holdings GS V LLC/Crown Castle GS III Corp.†	7.75%	5/1/2017	513	551,475
DigitalGlobe, Inc.	10.50%	5/1/2014	387	416,992
GeoEye, Inc.	8.625%	10/1/2016	105	109,725
GeoEye, Inc.	9.625%	10/1/2015	25	28,063
Intelsat Jackson Holdings SA (Luxembourg)(b)	11.25%	6/15/2016	125	130,937
Qtel International Finance Ltd.†	3.375%	10/14/2016	200	203,500
Qwest Corp.	8.875%	3/15/2012	122	126,423
Telemovil Finance Co., Ltd. (El Salvador)†(b)	8.00%	10/1/2017	150	154,500
Vimpel Communications via VIP Finance Ireland Ltd. OJSC (Luxembourg)†(b)	6.493%	2/2/2016	200	198,240
Vimpel Communications via VIP Finance Ireland Ltd. OJSC (Luxembourg)†(b)	8.375%	4/30/2013	100	106,250
Virgin Media Finance plc (United Kingdom)(b)	9.50%	8/15/2016	100	110,750

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST-INFLATION FOCUSED FUND August 31, 2011

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Telecommunications (continued)

Wind Acquisition Finance SA (Italy)†(b)	11.75%	7/15/2017	$250	$260,625

Total				2,747,480

Telecommunications Services 0.08%

Avaya, Inc.	9.75%	11/1/2015	120	102,600

Tobacco 0.42%

Altria Group, Inc.	4.125%	9/11/2015	530	573,700

Transportation: Miscellaneous 0.64%

AMGH Merger Sub, Inc.†	9.25%	11/1/2018	25	25,438
Asciano Finance Ltd. (Australia)†(b)	3.125%	9/23/2015	400	407,582
CMA CGM SA (France)†(b)	8.50%	4/15/2017	150	69,000
CSX Corp.	6.30%	3/15/2012	30	30,862
Florida East Coast Railway Corp.†	8.125%	2/1/2017	110	110,000
Kansas City Southern de Mexico SA de CV (Mexico)(b)	6.125%	6/15/2021	50	50,125
Navios Maritime Holdings, Inc./Navios Maritime Finance US, Inc. (Greece)(b)	8.875%	11/1/2017	175	162,750
Transportadora de Gas del Sur SA (Argentina)†(b)	7.875%	5/14/2017	12	11,367

Total				867,124

Utilities: Electrical 0.28%

Otter Tail Corp.	9.00%	12/15/2016	150	165,000
TAQA Abu Dhabi National Energy Co. (United Arab Emirates)†(b)	4.75%	9/15/2014	200	213,000

Total				378,000

Wholesale 0.12%

Glencore Funding LLC†	6.00%	4/15/2014	150	156,007

Total Corporate Bonds (cost $76,723,986)				76,081,386

FLOATING RATE LOANS(c) 1.42%

Automotive 0.26%

Ford Motor Co. Term Loan B1	2.96%	12/16/2013	350	344,969

Broadcasting 0.07%

DG FastChannel, Inc. Term Loan B	5.75%	7/26/2018	100	95,500

Chemicals 0.20%

Norit NV Term Loan	7.50%	7/7/2017	100	99,750
OM Group, Inc. Term Loan B	5.75%	8/2/2017	50	49,625
Potters Industries, Inc. 1st Lien Term Loan	6.00%	5/5/2017	5	4,813
Tronox, Inc. DIP Exit Term Loan	7.00%	10/15/2015	125	124,062

Total				278,250

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST-INFLATION FOCUSED FUND August 31, 2011

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Containers 0.02%

Graham Packaging Co. LP Term Loan C	6.75%	4/4/2014	$25	$24,833

Energy Equipment & Services 0.11%

MEG Energy Corp. New Term Loan B	4.00%	3/16/2018	150	144,188

Financial: Miscellaneous 0.04%

Moneygram International, Inc. Term Loan B	4.50%	11/17/2017	50	48,063

Health Care 0.31%

RPI Finance Term Loan Tranche 2	4.00%	5/9/2018	425	413,312

Leisure 0.02%

SRAM LLC 2nd Lien Term Loan	8.50%	12/7/2018	30	29,550

Manufacturing 0.00%

Sensus USA, Inc. 1st Lien Term Loan	4.75% - 5.75%	5/9/2017	5	4,819

Metals & Minerals: Miscellaneous 0.04%

American Rock Salt Holdings LLC Term Loan	5.50%	4/25/2017	50	48,129

Retail 0.03%

J. Crew Operating Corp. New Term Loan B	4.75%	3/7/2018	50	44,825

Retail: Specialty 0.10%

Michaels Stores, Inc. Term Loan B1	2.50%	10/31/2013	50	47,563
Neiman-Marcus Group, Inc. (The) New Term Loan	4.75%	5/16/2018	100	92,950

Total				140,513

Technology 0.22%

Springboard Finance LLC Dollar Term Loan	7.00%	2/23/2015	298	298,452

Total Floating Rate Loans (cost $1,938,741)				1,915,403

FOREIGN GOVERNMENT OBLIGATIONS(b) 0.29%

Poland 0.14%

Republic of Poland	5.00%	10/19/2015	175	189,744

Russia 0.15%

Russia Eurobonds†	3.625%	4/29/2015	200	206,260

Total Foreign Government Obligations (cost $394,599)				396,004

GOVERNMENT SPONSORED ENTERPRISES BOND 0.22%

Federal National Mortgage Assoc. (cost $294,467)	1.25%	9/28/2016	295	294,420

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST-INFLATION FOCUSED FUND August 31, 2011

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
GOVERNMENT SPONSORED ENTERPRISES COLLATERALIZED MORTGAGE OBLIGATIONS 3.75%

Federal Home Loan Mortgage Corp. K009 A1	2.757%	5/25/2020	$440	$455,644
Federal Home Loan Mortgage Corp. K010 A1	3.32%	7/25/2020	143	151,583
Federal Home Loan Mortgage Corp. K013 A1	2.902%	8/25/2020	1,001	1,043,704
Federal Home Loan Mortgage Corp. K014 A1	2.788%	10/25/2020	550	568,885
Federal Home Loan Mortgage Corp. KAIV A1	2.966%	6/25/2046	1,164	1,219,202
Federal National Mortgage Assoc. 2009-M2 A1	2.387%	1/25/2019	294	301,673
Federal National Mortgage Assoc. 2009-M2 A2	3.334%	1/25/2019	195	209,805
Federal National Mortgage Assoc. 2011-M3 A1	2.072%	7/25/2021	1,104	1,128,030

Total Government Sponsored Enterprises Collateralized Mortgage Obligations (cost $4,933,301)				5,078,526

GOVERNMENT SPONSORED ENTERPRISES PASS-THROUGHS 3.97%

Federal Home Loan Mortgage Corp.	4.732%#	4/1/2034	320	340,344
Federal Home Loan Mortgage Corp.	5.025%#	6/1/2036	98	103,779
Federal Home Loan Mortgage Corp.	5.742%#	11/1/2037	353	382,684
Federal Home Loan Mortgage Corp.	5.944%#	2/1/2037	997	1,062,775
Federal National Mortgage Assoc.	4.776%#	9/1/2035	700	739,658
Federal National Mortgage Assoc.	4.787%#	3/1/2037	764	820,142
Federal National Mortgage Assoc.	4.914%#	10/1/2038	679	724,972
Federal National Mortgage Assoc.	4.923%#	9/1/2037	169	178,204
Federal National Mortgage Assoc.	5.08%#	10/1/2038	941	1,011,259

Total Government Sponsored Enterprises Pass-Throughs (cost $5,368,651)				5,363,817

MUNICIPAL BOND 0.06%

Finance
Puerto Rico Comwlth Govt Dev Bk Ser B (cost $75,000)	4.704%	5/1/2016	75	78,091

NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES 23.78%

Arkle Master Issuer plc 2010-2A 1A1†	1.692%#	5/17/2060	200	199,943
Banc of America Commercial Mortgage, Inc. 2002-2 A3	5.118%	7/11/2043	274	276,700
Banc of America Commercial Mortgage, Inc. 2002-PB2 A4	6.186%	6/11/2035	285	285,980
Banc of America Commercial Mortgage, Inc. 2003-1 A1	3.878%	9/11/2036	52	52,161
Banc of America Commercial Mortgage, Inc. 2005-5 A4	5.115%	10/10/2045	220	239,544
Banc of America Commercial Mortgage, Inc. 2005-6 A4	5.367%#	9/10/2047	100	109,443
Banc of America Commercial Mortgage, Inc. 2006-4 AM	5.675%	7/10/2046	105	99,142
Banc of America Large Loan, Inc. 2009-FDG A†	5.204%	1/25/2042	292	318,190
Banc of America Large Loan, Inc. 2010-RC30 A5A†	5.334%	12/16/2043	350	375,975
Banc of America Re-REMIC Trust 2011 STRP A3†	2.415%	11/17/2039	250	243,345

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST-INFLATION FOCUSED FUND August 31, 2011

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)

Banc of America Re-REMIC Trust 2011 STRP A4†	1.501%	5/17/2046	$250	$245,077
Bear Stearns Commercial Mortgage Securities, Inc. 2007-PW18 A4	5.70%	6/11/2050	480	512,119
Bear Stearns Commercial Mortgage Securities, Inc. 2002-TOP6 A2	6.46%	10/15/2036	184	185,947
Bear Stearns Commercial Mortgage Securities, Inc. 2006-PW12 AAB	5.878%#	9/11/2038	73	76,858
Bear Stearns Commercial Mortgage Securities, Inc. 2006-PW12 AM	5.942%#	9/11/2038	200	191,669
Bear Stearns Commercial Mortgage Securities, Inc. 2006-PW14 A4	5.201%	12/11/2038	400	433,487
Bear Stearns Commercial Mortgage Securities, Inc. 2007-PW17 A4	5.694%	6/11/2050	502	534,606
Citigroup Commercial Mortgage Trust 2005-C3 A2	4.639%	5/15/2043	310	309,728
Citigroup Commercial Mortgage Trust 2007-C6 A4	5.886%#	12/10/2049	300	325,044
Citigroup/Deutsche Bank Commercial Mortgage Trust 2005-CD1 AJ	5.398%#	7/15/2044	150	125,119
Citigroup/Deutsche Bank Commercial Mortgage Trust 2005-CD1 AM	5.398%#	7/15/2044	400	409,491
Commercial Mortgage Pass Through Certificates 2011-THL B†	4.554%	6/9/2028	250	245,061
Commercial Mortgage Pass-Through Certificates 2003-LB1A A2	4.084%	6/10/2038	200	205,754
Commercial Mortgage Pass-Through Certificates 2005-C6 A5A	5.116%	6/10/2044	65	70,785
Commercial Mortgage Pass-Through Certificates 2006-C8 A4	5.306%	12/10/2046	870	928,484
Commercial Mortgage Pass-Through Certificates 2006-C8 AM	5.347%	12/10/2046	510	452,037
Commercial Mortgage Pass-Through Certificates 2007-C9 A4	6.008%#	12/10/2049	225	247,287
Commercial Mortgage Pass-Through Certificates 2007-FL14 AJ†	0.387%#	6/15/2022	200	182,411
Commercial Mortgage Pass-Through Certificates 2010-C1 A1†	3.156%	7/10/2046	394	394,898
Credit Suisse Mortgage Capital Certificates 2006-C5 A3	5.311%	12/15/2039	718	771,022
CS First Boston Mortgage Securities Corp. 2001-CK6 A3	6.387%	8/15/2036	61	60,923
CS First Boston Mortgage Securities Corp. 2002-CKP1 A3	6.439%	12/15/2035	756	764,943
CS First Boston Mortgage Securities Corp. 2002-CKS4 A2	5.183%	11/15/2036	52	52,807
CS First Boston Mortgage Securities Corp. 2002-CP3 A3	5.603%	7/15/2035	200	204,024
CS First Boston Mortgage Securities Corp. 2003-C4 A4	5.137%	8/15/2036	150	157,631
CS First Boston Mortgage Securities Corp. 2003-CK2 A4	4.801%	3/15/2036	50	51,805
CS First Boston Mortgage Securities Corp. 2005-C5 A4	5.10%	8/15/2038	500	546,399

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST-INFLATION FOCUSED FUND August 31, 2011

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)

CWCapital Cobalt Ltd. 2006-C1 A4	5.223%	8/15/2048	$395	$422,358
CWCapital Cobalt Ltd. 2007-C2 AMFX	5.526%	4/15/2047	35	29,125
Developers Diversified Realty Corp. 2009-DDR1 A†	3.807%	10/14/2022	241	252,776
GE Capital Commercial Mortgage Corp. 2001-3 A2	6.07%	6/10/2038	128	127,450
GE Capital Commercial Mortgage Corp. 2002-1A A3	6.269%	12/10/2035	88	89,014
GE Capital Commercial Mortgage Corp. 2003-C2 A4	5.145%	7/10/2037	350	366,534
GE Capital Commercial Mortgage Corp. 2005-C3 A7A	4.974%	7/10/2045	500	543,579
GMAC Commercial Mortgage Securities, Inc. 2002-C2 A3	5.713%	10/15/2038	31	31,608
GMAC Commercial Mortgage Securities, Inc. 2003-C2 A2	5.638%#	5/10/2040	500	533,156
Greenwich Capital Commercial Funding Corp. 2002-C1 A4	4.948%	1/11/2035	500	512,313
Greenwich Capital Commercial Funding Corp. 2006-GG7 AM	6.074%#	7/10/2038	250	236,649
GS Mortgage Securities Corp. II 2005-GG4 AABA	4.68%	7/10/2039	239	247,231
GS Mortgage Securities Corp. II 2006-GG6 A4	5.553%	4/10/2038	400	428,468
GS Mortgage Securities Corp. II 2006-GG6 AM	5.622%	4/10/2038	300	280,164
GS Mortgage Securities Corp. II 2006-GG8 A4	5.56%	11/10/2039	489	522,013
GS Mortgage Securities Corp. II 2006-GG8 AM	5.591%	11/10/2039	400	370,515
GS Mortgage Securities Corp. II 2007-EOP F†	2.843%#	3/6/2020	130	125,234
GS Mortgage Securities Corp. II 2011-GC3 A2†	3.645%	3/10/2044	600	610,322
JPMorgan Chase Commercial Mortgage Securities Corp. 2001-CIB3 A3	6.465%	11/15/2035	34	33,848
JPMorgan Chase Commercial Mortgage Securities Corp. 2002-C1 A3	5.376%	7/12/2037	117	119,626
JPMorgan Chase Commercial Mortgage Securities Corp. 2004-LN2 A1	4.475%	7/15/2041	256	258,056
JPMorgan Chase Commercial Mortgage Securities Corp. 2005-LDP3 A4A	4.936%	8/15/2042	160	173,809
JPMorgan Chase Commercial Mortgage Securities Corp. 2005-LDP3 AJ	5.14%#	8/15/2042	60	53,337
JPMorgan Chase Commercial Mortgage Securities Corp. 2005-LDP5 A4	5.372%#	12/15/2044	470	518,454
JPMorgan Chase Commercial Mortgage Securities Corp. 2006-LDP7 A4	6.072%#	4/15/2045	150	165,493
JPMorgan Chase Commercial Mortgage Securities Corp. 2006-LDP7 AM	6.072%#	4/15/2045	340	325,417
JPMorgan Chase Commercial Mortgage Securities Corp. 2007 CB19 A4	5.932%#	2/12/2049	140	150,430
JPMorgan Chase Commercial Mortgage Securities Corp. 2007-LD11 A2	5.99%#	6/15/2049	350	356,051
JPMorgan Chase Commercial Mortgage Securities Corp. 2007-LD11 A4	6.005%#	6/15/2049	502	532,785
JPMorgan Chase Commercial Mortgage Securities Corp. 2007-LD11 AM	6.005%#	6/15/2049	265	210,779
LB-UBS Commercial Mortgage Trust 2005-C3 A5	4.739%	7/15/2030	680	734,062
LB-UBS Commercial Mortgage Trust 2005-C5 A4	4.954%	9/15/2030	525	571,126

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST-INFLATION FOCUSED FUND August 31, 2011

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)

LB-UBS Commercial Mortgage Trust 2005-C7 A4	5.197%	11/15/2030	$165	$180,520
LB-UBS Commercial Mortgage Trust 2006-C6 AJ	5.452%	9/15/2039	100	77,745
LB-UBS Commercial Mortgage Trust 2006-C7 A3	5.347%	11/15/2038	580	609,962
LB-UBS Commercial Mortgage Trust 2006-C7 AM	5.378%	11/15/2038	200	181,298
LB-UBS Commercial Mortgage Trust 2007-C1 A4	5.424%	2/15/2040	510	545,724
LB-UBS Commercial Mortgage Trust 2007-C1 AM	5.455%	2/15/2040	150	135,328
LB-UBS Commercial Mortgage Trust 2007-C2 A3	5.43%	2/15/2040	580	607,951
Merrill Lynch Floating Trust 2008-LAQA A2†	0.744%#	7/9/2021	50	47,040
Merrill Lynch Mortgage Trust 2005-CKI1 A4FL	0.457%#	11/12/2037	575	559,097
Merrill Lynch Mortgage Trust 2005-CKI1 A6	5.392%#	11/12/2037	360	397,254
Merrill Lynch Mortgage Trust 2005-CKI1 AJ	5.392%#	11/12/2037	75	63,256
Merrill Lynch Mortgage Trust 2005-LC1 ASB	5.282%	1/12/2044	96	98,560
Merrill Lynch Mortgage Trust 2005-MCP1 A4	4.747%	6/12/2043	100	107,258
Merrill Lynch/Countrywide Commercial Mortgage Trust 2006-1 AJ	5.706%#	2/12/2039	50	41,108
Merrill Lynch/Countrywide Commercial Mortgage Trust 2006-4 A3	5.172%	12/12/2049	500	534,694
Merrill Lynch/Countrywide Commercial Mortgage Trust 2007-5 A4	5.378%	8/12/2048	350	360,233
Morgan Stanley Capital I 2005-HQ7 A4	5.374%#	11/14/2042	100	109,245
Morgan Stanley Capital I 2005-HQ7 AM	5.374%#	11/14/2042	25	24,181
Morgan Stanley Capital I 2006-IQ12 A4	5.332%	12/15/2043	280	302,232
Morgan Stanley Capital I 2007-HQ11 A4	5.447%	2/12/2044	250	268,479
Morgan Stanley Capital I 2007-HQ12 A3	5.774%#	4/12/2049	400	405,680
Morgan Stanley Capital I 2007-HQ13 A3	5.569%	12/15/2044	333	347,500
Morgan Stanley Capital I 2007-IQ16 A4	5.809%	12/12/2049	198	212,398
Morgan Stanley Capital I 2011-C2 A2†	3.476%	6/15/2044	250	250,507
Morgan Stanley Dean Witter Capital I 2001-TOP3 A4	6.39%	7/15/2033	16	16,027
Morgan Stanley Re-REMIC Trust 2010-GG10 A4A†	5.984%#	8/15/2045	350	385,364
RBSCF Trust 2010-MB1 A2†	3.686%	4/15/2024	700	716,373
RBSCF Trust 2010-RR4 WBCA†	5.509%	4/16/2047	200	217,556
Salomon Brothers Mortgage Securities VII, Inc. 2001-C2 A3	6.499%	11/13/2036	1	1,141
Wachovia Bank Commercial Mortgage Trust 2002-C2 A4	4.98%	11/15/2034	300	308,614
Wachovia Bank Commercial Mortgage Trust 2005-C19 A5	4.661%	5/15/2044	430	436,776
Wachovia Bank Commercial Mortgage Trust 2005-C20 B	5.396%#	7/15/2042	205	176,296
Wachovia Bank Commercial Mortgage Trust 2005-C21 A4	5.381%#	10/15/2044	200	218,606
Wachovia Bank Commercial Mortgage Trust 2006-C23 AM	5.466%	1/15/2045	200	192,229
Wachovia Bank Commercial Mortgage Trust 2006-C23 B	5.642%#	1/15/2045	25	20,662
Wachovia Bank Commercial Mortgage Trust 2006-C24 AM	5.609%	3/15/2045	25	23,095

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST-INFLATION FOCUSED FUND August 31, 2011

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)

Wachovia Bank Commercial Mortgage Trust 2006-C27 A3	5.765%	7/15/2045	$500	$547,820
Wachovia Bank Commercial Mortgage Trust 2006-C27 AM	5.795%	7/15/2045	400	375,494
Wachovia Bank Commercial Mortgage Trust 2006-C28 AM	5.603%	10/15/2048	350	300,516
Wachovia Bank Commercial Mortgage Trust 2007-C32 A3	5.931%#	6/15/2049	450	475,404
WF-RBS Commercial Mortgage Trust 2011-C2 A2†	3.791%	2/15/2044	440	454,639

Total Non-Agency Commercial Mortgage-Backed Securities (cost $32,739,358)				32,151,483

U.S. TREASURY OBLIGATION 0.09%

U.S. Treasury Note (cost $125,430)	1.00%	8/31/2016	125	125,303

Total Long-Term Investments (cost $131,616,938)				130,504,328

SHORT-TERM INVESTMENT 3.89%

Repurchase Agreement
Repurchase Agreement dated 8/31/2011, Zero Coupon due 9/1/2011 with Fixed Income Clearing Corp. collateralized by $5,370,000 of Federal Home Loan Bank at 0.049% due 2/3/2012; value: $5,367,315; proceeds: $5,258,466 (cost $5,258,466)			5,258	5,258,466

Total Investments in Securities 100.40% (cost $136,875,404)				135,762,794

Liabilities in Excess of Cash and Other Assets(d) (0.40%)				(535,613)

Net Assets 100.00%				$135,227,181

PIK Payment-in-kind.

†	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, unless registered under the Act or exempted from registration, may only be resold to qualified institutional investors. Unless otherwise noted, 144A securities are deemed to be liquid.
#	Variable rate security. The interest rate represents the rate in effect at August 31, 2011.
(a)	Security has been fully or partially segregated to cover margin requirements for open futures contracts as of August 31, 2011.
(b)	Foreign security traded in U.S. dollars.
(c)	Floating Rate Loans in which the Fund invests generally pay interest at rates that are periodically re-determined at a margin above the London Interbank Offered Rate (“LIBOR”) or the prime rate offered by major U.S. banks. The rate shown is the rate(s) in effect at August 31, 2011.
(d)	Liabilities in Excess of Cash and Other Assets include net unrealized appreciation (depreciation) on futures contracts and swaps as follows:

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(concluded)

LORD ABBETT INVESTMENT TRUST-INFLATION FOCUSED FUND August 31, 2011

Open Futures Contracts at August 31, 2011:
Type	Expiration	Contracts	Position	Market Value	Unrealized Appreciation
U.S. 2-Year Treasury Note	December 2011	113	Long	$24,916,500	$5,101
U.S. 5-Year Treasury Note	December 2011	159	Short	(19,484,953)	18,358

Totals				$5,431,547	$23,459

Open Consumer Price Index (“CPI”) Swaps at August 31, 2011:

	Rate Type
Swap Counterparty	Payments Made By The Fund at Termination Date	Payments Received By The Fund at Termination Date	Termination Date	Notional Amount	Market Value	Unrealized Depreciation
Bank of America	2.825%	CPI Urban Consumer NSA	7/22/2023	$5,000,000	$4,820,100	$(179,900)
Bank of America	2.82%	CPI Urban Consumer NSA	5/04/2020	4,000,000	3,872,980	(127,020)
Bank of America	2.555%	CPI Urban Consumer NSA	7/15/2018	5,000,000	4,869,905	(130,095)
Bank of America	2.42%	CPI Urban Consumer NSA	5/19/2017	15,000,000	14,818,320	(181,680)
Credit Suisse	2.56%	CPI Urban Consumer NSA	6/27/2020	5,000,000	4,910,270	(89,730)
Deutsche Bank	2.7525%	CPI Urban Consumer NSA	8/02/2021	8,000,000	7,711,336	(288,664)
Deutsche Bank	2.70%	CPI Urban Consumer NSA	7/11/2019	6,000,000	5,790,324	(209,676)
Deutsche Bank	2.6075%	CPI Urban Consumer NSA	6/13/2020	5,000,000	4,897,895	(102,105)
Deutsche Bank	2.59%	CPI Urban Consumer NSA	5/13/2016	12,000,000	11,717,208	(282,792)
Deutsche Bank	2.52%	CPI Urban Consumer NSA	8/08/2021	5,000,000	4,937,935	(62,065)
Deutsche Bank	2.4925%	CPI Urban Consumer NSA	5/16/2016	4,000,000	3,923,136	(76,864)
Deutsche Bank	2.36%	CPI Urban Consumer NSA	5/27/2016	5,000,000	4,924,765	(75,235)
Deutsche Bank	2.34%	CPI Urban Consumer NSA	6/17/2016	5,000,000	4,912,050	(87,950)
J.P. Morgan Securities, Inc.	2.955%	CPI Urban Consumer NSA	7/15/2026	5,000,000	4,759,995	(240,005)
J.P. Morgan Securities, Inc.	2.815%	CPI Urban Consumer NSA	5/04/2020	4,000,000	3,874,828	(125,172)
J.P. Morgan Securities, Inc.	2.6075%	CPI Urban Consumer NSA	6/03/2020	5,000,000	4,904,430	(95,570)
Morgan Stanley	2.7875%	CPI Urban Consumer NSA	6/08/2026	5,000,000	4,894,165	(105,835)
Morgan Stanley	2.735%	CPI Urban Consumer NSA	5/13/2019	12,000,000	11,659,128	(340,872)
Morgan Stanley	2.265%	CPI Urban Consumer NSA	6/22/2016	5,000,000	4,927,865	(72,135)
UBS Securities, Inc.	2.7175%	CPI Urban Consumer NSA	5/13/2020	12,000,000	11,706,960	(293,040)

Net Unrealized Depreciation on Swaps						$(3,166,405)

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

LORD ABBETT INVESTMENT TRUST-SHORT DURATION INCOME FUND August 31, 2011

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
LONG-TERM INVESTMENTS 95.59%

ASSET-BACKED SECURITIES 7.50%

Automobiles 2.67%

Ally Auto Receivables Trust 2011-2 A2	0.67%	10/15/2013	$14,000	$14,007,673
AmeriCredit Automobile Receivables Trust 2010-3 A2	0.77%	12/9/2013	8,902	8,905,915
AmeriCredit Automobile Receivables Trust 2010-3 A3	1.14%	4/8/2015	9,800	9,843,486
AmeriCredit Automobile Receivables Trust 2011-2 A2	0.90%	9/8/2014	20,925	20,926,013
Capital Auto Receivables Asset Trust 2008-CPA A1†	1.057%#	1/15/2013	9,316	9,334,102
CarMax Auto Owner Trust 2010-3 A2	0.75%	9/16/2013	8,590	8,594,290
CarMax Auto Owner Trust 2011-1 A2	0.72%	11/15/2013	6,000	6,006,024
Chrysler Financial Auto Securitization Trust 2010-A A2	0.69%	1/8/2013	8,597	8,599,213
Chrysler Financial Auto Securitization Trust 2010-A A3	0.91%	8/8/2013	34,000	34,085,180
Ford Credit Auto Lease Trust 2010-B A2†	0.75%	10/15/2012	4,912	4,912,947
Ford Credit Auto Lease Trust 2010-B A3†	0.91%	7/15/2013	48,200	48,288,727
Ford Credit Auto Lease Trust 2011-A A2	0.74%	9/15/2013	19,960	19,975,671
Harley-Davidson Motorcycle Trust 2010-1 A2	0.83%	11/15/2013	11,248	11,250,974
Hyundai Auto Receivables Trust 2010-A A2	0.86%	11/15/2012	5,565	5,567,356
Hyundai Auto Receivables Trust 2010-B A2	0.57%	3/15/2013	12,674	12,677,588
Mercedes-Benz Auto Lease Trust 2011-1A A2†	0.79%	4/15/2013	30,800	30,829,965
Mercedes-Benz Auto Receivables Trust 2010-1 A2	0.70%	8/15/2012	391	390,694
Nissan Auto Lease Trust 2010-B A2	0.90%	5/15/2013	5,676	5,683,299
Nissan Auto Receivables Owner Trust 2010-A A2	0.55%	3/15/2013	12,696	12,697,226
Santander Consumer Acquired Receivables Trust 2011-WO A2†	0.91%	11/15/2013	32,681	32,693,263
Santander Drive Auto Receivables Trust 2010-2 A2	0.95%	8/15/2013	21,913	21,925,306
Santander Drive Auto Receivables Trust 2010-A A2†	1.37%	8/15/2013	15,030	15,062,466
Santander Drive Auto Receivables Trust 2010-A A3†	1.83%	11/17/2014	47,200	47,679,160
Santander Drive Auto Receivables Trust 2011-1 A2	0.94%	2/18/2014	14,350	14,342,229
Santander Drive Auto Receivables Trust 2011-2 A2	1.04%	4/15/2014	5,000	4,998,909

Total				409,277,676

Credit Cards 2.51%

Cabela’s Master Credit Card Trust 2006-3A A1†	5.26%	10/15/2014	14,150	14,171,923
Cabela’s Master Credit Card Trust 2009-1A A†	2.207%#	3/16/2015	21,400	21,595,318
Capital One Multi-Asset Execution Trust 2005-A1	0.277%#	1/15/2015	43,721	43,712,037
Capital One Multi-Asset Execution Trust 2007-A4	0.237%#	3/16/2015	59,740	59,702,925
Chase Issuance Trust 2005-A6	0.277%#	7/15/2014	26,191	26,184,659
Citibank Credit Card Issuance Trust 2009-A1	1.957%#	3/17/2014	34,465	34,778,504
Citibank Omni Master Trust 2009-A14A†	2.957%#	8/15/2018	60,450	63,394,973
Discover Card Master Trust 2009-A1	1.507%#	12/15/2014	26,060	26,315,568

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST-SHORT DURATION INCOME FUND August 31, 2011

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
Credit Cards (continued)

GE Capital Credit Card Master Note Trust 2009-1 A	2.307	%#	4/15/2015	$57,930	$58,643,176
Nordstrom Private Label Credit Card Master Note Trust 2007-2A A†	0.267	%#	5/15/2015	35,650	35,555,895

Total					384,054,978

Home Equity 0.00%

Option One Mortgage Loan Trust 2007-FXD2 2A1	5.90%		3/25/2037	327	309,928

Other 2.32%

Illinois Student Assistance Commission 2010-1 A1	0.733	%#	4/25/2017	12,693	12,660,291
Nelnet Student Loan Trust 2010-3A A†	1.033	%#	7/27/2048	13,489	13,510,051
Nelnet Student Loan Trust 2010-4A A†	1.018	%#	4/25/2046	29,062	29,092,424
Pennsylvania Higher Education Assistance Agency 2005-1 A1	0.283	%#	7/25/2016	3,167	3,162,718
Pennsylvania Higher Education Assistance Agency 2009-2 A1	0.853	%#	4/25/2019	7,169	7,174,083
SLM Student Loan Trust 2004-1 A2	0.393	%#	7/25/2018	4,147	4,142,825
SLM Student Loan Trust 2004-2 A4	0.383	%#	10/25/2019	7,075	7,033,730
SLM Student Loan Trust 2005-3 A3	0.283	%#	7/25/2016	1,518	1,517,285
SLM Student Loan Trust 2006-2 A4	0.343	%#	10/25/2022	25,000	24,786,230
SLM Student Loan Trust 2007-2 A2	0.253	%#	7/25/2017	35,473	35,158,568
SLM Student Loan Trust 2007-6 A2	0.503	%#	1/25/2019	24,000	23,908,332
SLM Student Loan Trust 2007-7 A2	0.453	%#	1/25/2016	18,239	18,173,316
SLM Student Loan Trust 2008-3 A1	0.753	%#	1/25/2014	4,414	4,419,293
SLM Student Loan Trust 2008-4 A1	0.933	%#	7/25/2013	1,348	1,348,089
SLM Student Loan Trust 2008-7 A1	0.653	%#	10/27/2014	1,712	1,713,064
SLM Student Loan Trust 2008-8 A1	0.753	%#	10/27/2014	1,583	1,584,292
SLM Student Loan Trust 2010-A 2A†	3.457	%#	5/16/2044	16,123	16,786,743
SLM Student Loan Trust 2010-B A1†(a)	2.127	%#	8/15/2016	7,172	7,167,601
SLM Student Loan Trust 2010-C A1†(a)	1.857	%#	12/15/2017	37,433	37,567,397
SLM Student Loan Trust 2011-1 A1	0.738	%#	3/25/2026	37,670	37,765,306
SLM Student Loan Trust 2011-A A1†	1.207	%#	10/15/2024	18,429	18,424,308
SLM Student Loan Trust 2011-B A1†	1.057	%#	12/16/2024	48,391	48,365,928

Total					355,461,874

Total Asset-Backed Securities (cost $1,149,612,444)					1,149,104,456

CORPORATE BONDS 51.71%

Aerospace/Defense 0.22%

L-3 Communications Corp.	6.375%		10/15/2015	32,429	33,077,580

Air Transportation 0.50%

Continental Airlines, Inc.	7.461%		4/1/2015	8,271	8,271,125
Delta Air Lines, Inc.	4.95%		5/23/2019	4,928	4,769,258
Delta Air Lines, Inc.	6.20%		7/2/2018	13,913	14,330,563
Qantas Airways Ltd. (Australia)†(b)	6.05%		4/15/2016	10,000	11,117,090

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST-SHORT DURATION INCOME FUND August 31, 2011

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Air Transportation (continued)

Southwest Airlines Co.†	10.50%	12/15/2011	$37,050	$37,914,525

Total				76,402,561

Apparel 0.01%

Texhong Textile Group Ltd. (Hong Kong)†(b)	7.625%	1/19/2016	2,500	2,187,500

Auto Parts: Original Equipment 0.12%

International Automotive Components Group SL (Spain)†(b)	9.125%	6/1/2018	2,900	2,863,750
Stanadyne Corp.	10.00%	8/15/2014	9,365	9,130,875
Stanadyne Holdings, Inc.	12.00%	2/15/2015	6,930	6,774,075

Total				18,768,700

Auto Trucks & Parts 0.00%

Commercial Vehicle Group, Inc.†	7.875%	4/15/2019	475	456,000

Auto: Replacement Parts 0.04%

PEP Boys-Manny Moe & Jack	7.50%	12/15/2014	5,940	5,984,550

Automotive 0.09%

B-Corp Merger Sub, Inc.†	8.25%	6/1/2019	2,975	2,781,625
Cooper-Standard Automotive, Inc.	8.50%	5/1/2018	2,164	2,228,920
Kia Motors Corp. (South Korea)†(b)	3.625%	6/14/2016	4,300	4,374,790
Tenneco, Inc.	7.75%	8/15/2018	725	761,250
Tenneco, Inc.	8.125%	11/15/2015	3,000	3,138,750

Total				13,285,335

Banks: Diversified 5.47%

Associated Banc-Corp.	5.125%	3/28/2016	19,302	20,169,760
Banco Industrial e Comercial SA (Brazil)†(b)	6.25%	1/20/2013	709	726,725
BanColombia SA (Colombia)†(b)	4.25%	1/12/2016	4,969	5,043,535
Bank of America Corp.	7.375%	5/15/2014	77,110	84,443,855
Bank of Nova Scotia (Canada)†(b)	1.45%	7/26/2013	68,520	69,520,049
Bank of Nova Scotia (Canada)(b)	3.40%	1/22/2015	10,000	10,630,880
BBVA Bancomer SA†	4.50%	3/10/2016	7,425	7,499,250
CIT Group, Inc.†	7.00%	5/2/2017	2,390	2,363,112
Citigroup, Inc.	5.50%	8/27/2012	48,150	49,729,609
Citigroup, Inc.	6.00%	12/13/2013	14,900	15,805,100
Citigroup, Inc.	6.50%	8/19/2013	26,600	28,310,274
Commonwealth Bank of Australia (Australia)†(b)	2.70%	11/25/2014	30,040	31,849,189
DnB NOR Boligkreditt AS (Norway)†(b)	2.10%	10/14/2015	61,630	63,110,106
Fifth Third Bank	4.75%	2/1/2015	5,817	6,216,151
Finansbank AS (Turkey)†(b)	5.50%	5/11/2016	6,700	6,323,125
First Citizens St. Lucia Ltd. (Saint Lucia)†(b)	4.903%	2/9/2016	2,125	2,182,052
Goldman Sachs Group, Inc. (The)	3.625%	2/7/2016	24,855	24,901,827
Goldman Sachs Group, Inc. (The)	3.70%	8/1/2015	47,865	48,423,010
Goldman Sachs Group, Inc. (The)	6.00%	5/1/2014	9,350	10,061,946
HSBC Bank Brasil SA - Banco Multiplo (Brazil)†(b)	4.00%	5/11/2016	9,775	9,775,000

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST-SHORT DURATION INCOME FUND August 31, 2011

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Banks: Diversified (continued)

HSBC Bank USA	4.625%	4/1/2014	$23,650	$24,456,134
JPMorgan Chase & Co.	3.15%	7/5/2016	19,800	20,247,381
JPMorgan Chase & Co.	3.45%	3/1/2016	24,290	25,056,860
JPMorgan Chase & Co.	3.70%	1/20/2015	29,650	30,912,408
M&I Marshall & Ilsley Bank	0.522%#	12/4/2012	5,265	5,180,834
Morgan Stanley	5.375%	10/15/2015	33,900	35,415,771
Morgan Stanley	6.00%	5/13/2014	19,411	20,393,682
Morgan Stanley	6.00%	4/28/2015	18,850	19,745,526
National Agricultural Cooperative Federation (South Korea)†(b)	3.50%	2/8/2017	2,300	2,272,062
Provident Funding Associates LP/PFG Finance Corp.†	10.125%	2/15/2019	360	329,400
Regions Financial Corp.	7.75%	11/10/2014	5,000	5,012,500
SunTrust Banks, Inc.	3.60%	4/15/2016	10,000	10,055,430
Toronto-Dominion Bank (The) (Canada)†(b)	2.20%	7/29/2015	55,290	57,221,722
Wells Fargo Bank, NA	4.75%	2/9/2015	12,750	13,535,770
Westpac Banking Corp. (Australia)†(b)	2.90%	9/10/2014	67,570	71,852,924

Total				838,772,959

Banks: Money Center 0.98%

1Malaysia Sukuk Global Berhad (Malaysia)†(b)	3.928%	6/4/2015	13,575	14,379,577
Caribbean Development Bank†	0.55%#	7/19/2013	3,800	3,802,003
Export-Import Bank of Korea (South Korea)(b)	3.75%	10/20/2016	6,675	6,784,870
Kommunalbanken AS (Norway)†(b)	2.375%	1/19/2016	28,690	30,098,507
Western Corporate Federal Credit Union	1.75%	11/2/2012	71,055	72,258,245
Zions Bancorporation	7.75%	9/23/2014	21,940	23,375,688

Total				150,698,890

Beverages 0.27%

Bacardi Ltd.†	7.45%	4/1/2014	17,645	20,237,386
FBG Finance Ltd. (Australia)†(b)	5.125%	6/15/2015	12,395	13,735,234
Foster’s Finance Corp.†	4.875%	10/1/2014	1,900	2,056,507
Pernod Ricard SA (France)†(b)	5.75%	4/7/2021	4,650	4,950,594

Total				40,979,721

Biotechnology Research & Production 0.20%

Bio-Rad Laboratories, Inc.	8.00%	9/15/2016	27,680	30,378,800

Broadcasting 0.06%

Citadel Broadcasting Corp.†	7.75%	12/15/2018	4,850	5,238,000
Fisher Communications, Inc.	8.625%	9/15/2014	1,362	1,338,165
Salem Communications Corp.	9.625%	12/15/2016	2,958	3,020,858

Total				9,597,023

Brokers 0.10%

E*Trade Financial Corp.	6.75%	6/1/2016	4,700	4,817,500

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST-SHORT DURATION INCOME FUND August 31, 2011

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Brokers (continued)

Raymond James Financial, Inc.	4.25%	4/15/2016	$10,225	$10,771,905

Total				15,589,405

Building Materials 0.05%

Associated Materials LLC	9.125%	11/1/2017	9,380	8,301,300

Business Services 0.61%

Board of Trustees of The Leland Stanford Junior University (The)	3.625%	5/1/2014	52,426	56,388,619
Great Lakes Dredge & Dock Corp.†	7.375%	2/1/2019	5,300	5,061,500
Seminole Indian Tribe of Florida†	5.798%	10/1/2013	16,035	16,083,634
Seminole Indian Tribe of Florida†	7.75%	10/1/2017	1,395	1,422,900
StoneMor Operating LLC/Cornerstone Family Services/Osiris Holdings	10.25%	12/1/2017	14,833	14,388,010

Total				93,344,663

Cable Services 0.08%

Historic TW, Inc.	9.125%	1/15/2013	5,469	6,037,590
Insight Communications Co., Inc.†	9.375%	7/15/2018	1,965	2,254,837
TCI Communications, Inc.	8.75%	8/1/2015	2,985	3,647,333

Total				11,939,760

Chemicals 2.06%

Airgas, Inc.	2.85%	10/1/2013	8,110	8,345,466
Airgas, Inc.	7.125%	10/1/2018	40,412	43,249,650
Chemtura Corp.	7.875%	9/1/2018	1,925	1,987,563
Dow Chemical Co. (The)	5.90%	2/15/2015	24,815	27,834,886
Incitec Pivot Ltd. (Australia)†(b)	4.00%	12/7/2015	11,930	12,316,759
INEOS Group Holdings plc (United Kingdom)†(b)	8.50%	2/15/2016	4,405	3,854,375
Lyondell Chemical Co.	11.00%	5/1/2018	25,500	28,591,875
Methanex Corp. (Canada)(b)	6.00%	8/15/2015	15,767	16,436,309
Methanex Corp. (Canada)(b)	8.75%	8/15/2012	16,603	17,467,269
Momentive Performance Materials Holdings, Inc.	11.50%	12/1/2016	10,040	9,989,800
Mosaic Co. (The)†	7.625%	12/1/2016	96,891	101,620,540
Nalco Co.	8.25%	5/15/2017	4,900	5,445,125
Phibro Animal Health Corp.†	9.25%	7/1/2018	8,000	7,960,000
Rockwood Specialties Group, Inc.	7.50%	11/15/2014	5,200	5,304,000
Westlake Chemical Corp.	6.625%	1/15/2016	9,262	9,481,973
Yara International ASA (Norway)†(b)	5.25%	12/15/2014	14,110	15,419,591

Total				315,305,181

Coal 0.38%

Drummond Co., Inc.	7.375%	2/15/2016	31,616	32,248,320
Drummond Co., Inc.†	9.00%	10/15/2014	23,410	24,053,775
SunCoke Energy, Inc.†	7.625%	8/1/2019	2,175	2,147,812

Total				58,449,907

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST-SHORT DURATION INCOME FUND August 31, 2011

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Communications & Media 0.02%

Digicel Ltd. (Jamaica)†(b)	12.00%	4/1/2014	$2,900	$3,262,500

Communications Services 0.09%

Avaya, Inc.	9.75%	11/1/2015	11,060	9,456,300
Avaya, Inc. PIK	10.125%	11/1/2015	4,275	3,713,906

Total				13,170,206

Computer Hardware 0.33%

Maxim Integrated Products, Inc.	3.45%	6/14/2013	17,532	18,136,468
Seagate Technology International†	10.00%	5/1/2014	29,530	33,073,600

Total				51,210,068

Computer Software 0.36%

Audatex North America, Inc.†	6.75%	6/15/2018	2,075	2,049,063
SunGard Data Systems, Inc.	10.25%	8/15/2015	51,901	53,068,772

Total				55,117,835

Consumer Products 0.31%

American Greetings Corp.	7.375%	6/1/2016	8,000	8,220,000
Fortune Brands, Inc.	3.00%	6/1/2012	24,234	24,559,632
Scotts Miracle-Gro Co. (The)	7.25%	1/15/2018	14,462	14,932,015

Total				47,711,647

Containers 0.81%

ARD Finance SA (Luxembourg) PIK†(b)	11.125%	6/1/2018	800	688,100
Ball Corp.	6.625%	3/15/2018	5,502	5,667,060
Crown Americas LLC/Crown Americas Capital Corp. II	7.625%	5/15/2017	20,416	21,896,160
Graham Packaging Co. LP/GPC Capital Corp. I	8.25%	1/1/2017	13,198	13,395,970
Graham Packaging Co. LP/GPC Capital Corp. I	8.25%	10/1/2018	4,750	4,809,375
Rock-Tenn Co.	5.625%	3/15/2013	19,663	20,179,154
Rock-Tenn Co.	9.25%	3/15/2016	35,097	37,027,335
Sealed Air Corp.†	5.625%	7/15/2013	4,555	4,783,729
Sealed Air Corp.	7.875%	6/15/2017	14,850	15,635,313

Total				124,082,196

Diversified 0.04%

Ingersoll-Rand Global Holding Co., Ltd.	9.50%	4/15/2014	1,900	2,260,812
Tyco Electronics Group SA (Luxembourg)(b)	6.00%	10/1/2012	3,120	3,296,860

Total				5,557,672

Diversified Materials & Processing 0.21%

Kilroy Realty LP	5.00%	11/3/2015	20,500	21,713,662
Tyco International Finance SA (Luxembourg)(b)	4.125%	10/15/2014	10,000	10,828,770

Total				32,542,432

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST-SHORT DURATION INCOME FUND August 31, 2011

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Drugs 0.13%

Celgene Corp.	2.45%	10/15/2015	$12,580	$12,813,057
Valeant Pharmaceuticals International†	6.50%	7/15/2016	6,900	6,589,500

Total				19,402,557

Electric: Power 2.95%

AES Andres Dominicana/Itabo Dominicana (Dominican Republic)†(b)	9.50%	11/12/2020	1,800	1,903,500
AES Red Oak LLC	8.54%	11/30/2019	23,814	24,647,410
Arizona Public Service Co.	6.375%	10/15/2011	4,025	4,049,565
Black Hills Corp.	6.50%	5/15/2013	5,750	6,170,986
Black Hills Corp.	9.00%	5/15/2014	9,427	10,960,660
CE Generation LLC	7.416%	12/15/2018	27,852	29,338,916
DPL, Inc.	6.875%	9/1/2011	4,406	4,406,000
Duquesne Light Holdings, Inc.	5.50%	8/15/2015	49,759	52,588,396
EGE Haina Finance Co. (Dominican Republic)†(b)	9.50%	4/26/2017	1,000	1,050,000
Elwood Energy LLC	8.159%	7/5/2026	8,397	8,323,923
Entergy Mississippi, Inc.	3.25%	6/1/2016	10,900	11,348,055
FPL Energy Virginia Funding Corp.†	7.52%	6/30/2019	26,484	28,631,208
Iberdrola International BV (Netherlands)(b)	6.75%	6/15/2012	4,906	5,114,471
Indiantown Cogeneration LP	9.77%	12/15/2020	27,696	29,780,350
KCP&L Greater Missouri Operations Co.	11.875%	7/1/2012	65,904	71,493,977
LG&E and KU Energy LLC	2.125%	11/15/2015	15,740	15,612,868
MidAmerican Energy Holdings Co.	5.00%	2/15/2014	3,000	3,247,698
Mirant Mid-Atlantic Pass Through Trust	8.625%	6/30/2012	4,929	4,929,482
Nevada Power Co.	7.375%	1/15/2014	3,000	3,399,984
NiSource Finance Corp.	10.75%	3/15/2016	37,601	49,624,973
North American Energy Alliance LLC/North American Energy Alliance Finance Corp.†	10.875%	6/1/2016	27,245	29,152,150
NV Energy, Inc.	6.75%	8/15/2017	1,347	1,399,126
Pedernales Electric Cooperative, Inc.†	4.093%	11/15/2012	1,370	1,379,503
Pepco Holdings, Inc.	2.70%	10/1/2015	9,675	9,908,584
PG&E Corp.	5.75%	4/1/2014	695	767,481
PNM Resources, Inc.	9.25%	5/15/2015	12,683	14,204,960
Portland General Electric Co.†	5.625%	8/1/2013	3,500	3,768,303
PPL WEM Holdings plc (United Kingdom)†(b)	3.90%	5/1/2016	15,000	15,749,415
Reliant Energy Mid-Atlantic Power Holdings LLC	9.237%	7/2/2017	2,228	2,261,514
Scottish Power Ltd. (United Kingdom)(b)	5.375%	3/15/2015	5,935	6,356,296

Total				451,569,754

Electrical Equipment 0.26%

Amphenol Corp.	4.75%	11/15/2014	25,815	27,592,673
Public Service Co. of New Mexico	7.95%	5/15/2018	8,910	10,146,663
STATS ChipPAC Ltd. (Singapore)†(b)	7.50%	8/12/2015	1,300	1,371,500

Total				39,110,836

Electrical: Household 0.10%

WireCo WorldGroup, Inc.†	9.75%	5/15/2017	14,300	14,764,750

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST-SHORT DURATION INCOME FUND August 31, 2011

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Electronics 0.16%

FLIR Systems, Inc.	3.75%	9/1/2016	$24,750	$24,773,909

Electronics: Semi-Conductors/Components 0.33%

Agilent Technologies, Inc.	2.50%	7/15/2013	6,750	6,884,427
Agilent Technologies, Inc.	5.50%	9/14/2015	10,000	11,150,070
Freescale Semiconductor, Inc.	8.875%	12/15/2014	4,806	4,998,240
Freescale Semiconductor, Inc.	10.125%	12/15/2016	9,500	9,975,000
National Semiconductor Corp.	3.95%	4/15/2015	14,458	15,693,219
National Semiconductor Corp.	6.15%	6/15/2012	2,550	2,632,472

Total				51,333,428

Energy Equipment & Services 0.74%

Energy Transfer Partners LP	5.65%	8/1/2012	21,707	22,557,241
Energy Transfer Partners LP	5.95%	2/1/2015	45,268	50,240,282
Energy Transfer Partners LP	6.00%	7/1/2013	34,586	37,050,391
Energy Transfer Partners LP	8.50%	4/15/2014	490	566,504
Gazprom OAO via RBS AG (Germany)†(b)	9.625%	3/1/2013	1,900	2,092,375
Weatherford International, Inc.	5.95%	6/15/2012	1,000	1,033,264

Total				113,540,057

Engineering & Contracting Services 0.17%

American Residential Services LLC†	12.00%	4/15/2015	4,100	4,289,625
New Enterprise Stone & Lime Co., Inc.†	11.00%	9/1/2018	24,973	22,225,970

Total				26,515,595

Entertainment 0.46%

Midwest Gaming Borrower LLC/Midwest Finance Corp.†	11.625%	4/15/2016	8,800	9,196,000
Production Resource Group LLC†	8.875%	5/1/2019	5,225	5,029,063
Snoqualmie Entertainment Authority†	9.125%	2/1/2015	5,575	5,421,687
Universal City Development Partners Ltd/UCDP Finance, Inc.	8.875%	11/15/2015	46,375	51,360,312

Total				71,007,062

Environmental Services 0.17%

Casella Waste Systems, Inc.	11.00%	7/15/2014	23,505	25,297,256
WCA Waste Corp.†	7.50%	6/15/2019	1,360	1,366,800

Total				26,664,056

Financial Services 3.62%

American Express Credit Corp.	7.30%	8/20/2013	33,650	37,182,644
Aon Corp.	3.125%	5/27/2016	9,900	9,924,354
Aon Corp.	3.50%	9/30/2015	12,000	12,466,788
Astoria Depositor Corp.†	7.902%	5/1/2021	16,382	15,234,828
Banco Bradesco SA†	2.39%#	5/16/2014	5,000	5,000,660
EDP Finance BV (Netherlands)†(b)	5.375%	11/2/2012	33,900	33,064,094
EDP Finance BV (Netherlands)†(b)	6.00%	2/2/2018	6,500	5,457,510

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST-SHORT DURATION INCOME FUND August 31, 2011

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Financial Services (continued)

ERAC USA Finance LLC†	2.25%	1/10/2014	$11,555	$11,750,857
ERAC USA Finance LLC†	5.80%	10/15/2012	14,696	15,397,469
FMR LLC†	4.75%	3/1/2013	9,645	10,065,339
Fresenius U.S. Finance II, Inc.†	9.00%	7/15/2015	9,500	10,640,000
General Electric Capital Corp.	4.375%	9/21/2015	48,325	51,733,362
General Electric Capital Corp.	5.50%	6/4/2014	10,986	12,086,544
General Electric Capital Corp.	5.625%	9/15/2017	18,000	20,022,174
General Electric Capital Corp.	5.65%	6/9/2014	27,550	29,962,581
General Electric Capital Corp.	5.90%	5/13/2014	31,839	35,342,755
General Electric Capital Corp.	6.90%	9/15/2015	5,000	5,739,140
Hyundai Capital America†	3.75%	4/6/2016	3,750	3,870,319
Hyundai Capital Services, Inc. (South Korea)†(b)	4.375%	7/27/2016	3,350	3,491,655
Marsh & McLennan Cos., Inc.	5.375%	7/15/2014	3,700	4,058,844
Merrill Lynch & Co., Inc.	6.05%	8/15/2012	36,600	37,629,741
MU Finance plc (United Kingdom)†(b)	8.375%	2/1/2017	9,000	9,585,000
Prudential Financial, Inc.	4.75%	4/1/2014	14,800	15,771,620
Prudential Financial, Inc.	6.20%	1/15/2015	4,875	5,459,191
Salton Sea Funding Corp.	7.475%	11/30/2018	2,249	2,472,931
SteelRiver Transmission Co. LLC†	4.71%	6/30/2017	22,398	23,212,174
TD Ameritrade Holding Corp.	4.15%	12/1/2014	21,100	22,417,948
Woodside Finance Ltd. (Australia)†(b)	4.50%	11/10/2014	39,788	42,859,037
Woodside Finance Ltd. (Australia)†(b)	5.00%	11/15/2013	3,350	3,582,192
Woodside Finance Ltd. (Australia)†(b)	8.125%	3/1/2014	48,973	56,586,392
Xstrata Finance Ltd. (Canada)†(b)	5.50%	11/16/2011	2,810	2,836,066

Total				554,904,209

Financial: Miscellaneous 0.69%

Ford Motor Credit Co. LLC	7.25%	10/25/2011	7,194	7,237,416
Ford Motor Credit Co. LLC	8.70%	10/1/2014	12,700	14,103,845
Ford Motor Credit Co. LLC	12.00%	5/15/2015	9,925	11,989,212
NASDAQ OMX Group, Inc. (The)	4.00%	1/15/2015	13,301	13,561,141
SLM Corp.	5.125%	8/27/2012	3,450	3,467,543
SLM Corp.	5.375%	1/15/2013	6,117	6,180,739
SLM Corp.	6.25%	1/25/2016	46,425	47,512,041
Turkiye Garanti Bankasi AS (Turkey)†(b)	2.751%#	4/20/2016	2,500	2,462,500

Total				106,514,437

Food 0.94%

Arcor (Argentina)†(b)	7.25%	11/9/2017	836	886,160
CCL Finance Ltd.†	9.50%	8/15/2014	1,800	2,047,500
Corporacion Pesquera Inca SAC (Peru)†(b)	9.00%	2/10/2017	7,700	8,027,250
FAGE Dairy Industry SA/FAGE USA Dairy Industry, Inc.†	9.875%	2/1/2020	13,388	13,086,770
JBS USA LLC/JBS USA Finance, Inc.	11.625%	5/1/2014	3,900	4,348,500
Southern States Cooperative, Inc.†	11.25%	5/15/2015	14,563	15,509,595
Tyson Foods, Inc.	6.85%	4/1/2016	12,765	13,897,894
Tyson Foods, Inc.	10.50%	3/1/2014	39,211	45,876,870

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST-SHORT DURATION INCOME FUND August 31, 2011

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Food (continued)

Wm. Wrigley Jr. Co.†	3.70%	6/30/2014	$38,180	$40,011,418

Total				143,691,957

Gaming 0.30%

CCM Merger, Inc.†	8.00%	8/1/2013	26,081	25,428,975
Downstream Development Authority of the Quapaw Tribe of Oklahoma†	10.50%	7/1/2019	18,200	17,563,000
Isle of Capri Casinos, Inc.	7.00%	3/1/2014	2,985	2,887,988

Total				45,879,963

Health Care Products 0.65%

Bausch & Lomb, Inc.	9.875%	11/1/2015	12,501	13,032,292
Biomet, Inc.	11.625%	10/15/2017	34,820	37,431,500
Boston Scientific Corp.	6.25%	11/15/2015	9,900	11,084,189
CareFusion Corp.	4.125%	8/1/2012	3,770	3,872,819
Hanger Orthopedic Group, Inc.	7.125%	11/15/2018	550	537,625
HCA, Inc.	8.50%	4/15/2019	24,635	26,975,325
Quest Diagnostics, Inc.	1.096%#	3/24/2014	6,500	6,542,536

Total				99,476,286

Health Care Services 0.36%

Centene Corp.	5.75%	6/1/2017	12,250	11,851,875
Express Scripts, Inc.	5.25%	6/15/2012	1,109	1,144,604
Kindred Healthcare, Inc.†	8.25%	6/1/2019	12,075	10,807,125
Omega Healthcare Investors, Inc.	7.00%	1/15/2016	30,275	31,107,563
Vanguard Health Systems, Inc.	Zero Coupon	2/1/2016	413	266,385

Total				55,177,552

Hospital Management 0.12%

Universal Health Services, Inc.	6.75%	11/15/2011	5,336	5,389,360
Universal Health Services, Inc.	7.125%	6/30/2016	11,434	12,334,428

Total				17,723,788

Household Equipment/Products 0.09%

American Standard Americas†	10.75%	1/15/2016	5,875	4,788,125
Libbey Glass, Inc.	10.00%	2/15/2015	7,892	8,483,900

Total				13,272,025

Household Furnishings 0.32%

Sealy Mattress Co.†	10.875%	4/15/2016	2,279	2,495,505
Simmons Bedding Co.†	11.25%	7/15/2015	15,164	15,884,290
Whirlpool Corp.	8.00%	5/1/2012	3,472	3,626,122
Whirlpool Corp.	8.60%	5/1/2014	22,971	26,358,786

Total				48,364,703

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST-SHORT DURATION INCOME FUND, August 31, 2011

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Industrial Products 0.04%

Hyundai Steel Co. (South Korea)†(b)	4.625%	4/21/2016	$5,500	$5,636,857

Insurance 1.06%

ACE INA Holdings, Inc.	2.60%	11/23/2015	6,095	6,200,389
ACE INA Holdings, Inc.	5.60%	5/15/2015	6,809	7,513,725
Aflac, Inc.	3.45%	8/15/2015	29,365	30,096,600
Fidelity National Financial, Inc.	6.60%	5/15/2017	11,750	12,743,991
Liberty Mutual Group, Inc.†	5.75%	3/15/2014	22,472	23,688,522
Liberty Mutual Group, Inc.†	6.70%	8/15/2016	14,025	15,424,933
Liberty Mutual Group, Inc.†	7.25%	9/1/2012	8,750	9,133,924
Lincoln National Corp.	5.65%	8/27/2012	982	1,021,977
Markel Corp.	6.80%	2/15/2013	5,000	5,260,555
MetLife, Inc.	5.00%	6/15/2015	17,500	19,346,810
Willis Group Holdings plc (United Kingdom)(b)	4.125%	3/15/2016	7,000	7,217,665
Willis North America, Inc.	5.625%	7/15/2015	23,095	25,342,097

Total				162,991,188

Investment Management Companies 0.31%

Constellation Enterprises LLC†	10.625%	2/1/2016	1,000	1,005,000
Lazard Group LLC	7.125%	5/15/2015	37,292	42,101,139
Offshore Group Investment Ltd.	11.50%	8/1/2015	2,375	2,541,250
Offshore Group Investment Ltd.†	11.50%	8/1/2015	1,585	1,695,950

Total				47,343,339

Leasing 0.18%

International Lease Finance Corp.	5.75%	5/15/2016	18,500	17,066,897
International Lease Finance Corp.†	6.50%	9/1/2014	5,000	5,100,000
International Lease Finance Corp.	8.625%	9/15/2015	5,225	5,349,094

Total				27,515,991

Leisure 0.03%

Easton-Bell Sports, Inc.	9.75%	12/1/2016	4,145	4,435,150

Lodging 0.25%

Hyatt Hotels Corp.	3.875%	8/15/2016	12,010	12,024,112
Hyatt Hotels Corp.†	5.75%	8/15/2015	500	537,660
Marina District Finance Co., Inc.	9.875%	8/15/2018	6,450	6,224,250
Sugarhouse HSP Gaming Prop. Mezz. LP/Sugarhouse HSP Gaming Finance Corp.†	8.625%	4/15/2016	400	400,000
Wyndham Worldwide Corp.	9.875%	5/1/2014	16,175	19,015,896

Total				38,201,918

Machinery: Agricultural 0.23%

American Rock Salt Co. LLC/American Rock Capital Corp.†	8.25%	5/1/2018	8,215	7,660,488
Lorillard Tobacco Co.	3.50%	8/4/2016	24,869	24,982,328

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST-SHORT DURATION INCOME FUND, August 31, 2011

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Machinery: Agricultural (continued)

Virgolino de Oliveira Finance Ltd.†	10.50%	1/28/2018	$2,000	$2,037,500

Total				34,680,316

Machinery: Industrial/Specialty 0.20%

CPM Holdings, Inc.	10.625%	9/1/2014	13,884	14,821,170
Dematic SA (Luxembourg)†(b)	8.75%	5/1/2016	4,375	4,200,000
SPX Corp.	7.625%	12/15/2014	10,500	11,366,250

Total				30,387,420

Machinery: Oil Well Equipment & Services 0.13%

National Oilwell Varco, Inc.	6.125%	8/15/2015	16,320	16,704,320
Ormat Funding Corp.	8.25%	12/30/2020	2,936	2,804,209

Total				19,508,529

Manufacturing 0.13%

Smiths Group plc (United Kingdom)†(b)	6.05%	5/15/2014	19,001	20,698,321

Materials & Commodities 0.18%

RBS Global, Inc./Rexnord LLC	11.75%	8/1/2016	25,554	27,023,355

Media 1.59%

DirecTV Holdings LLC/DirecTV Financing Co., Inc.	7.625%	5/15/2016	138,829	149,040,984
NET Servicos de Comunicacao SA (Brazil)(b)	7.50%	1/27/2020	3,100	3,619,250
Nielsen Finance LLC/Nielsen Finance Co.	11.625%	2/1/2014	3,243	3,688,912
Videotron Ltee (Canada)(b)	6.375%	12/15/2015	1,500	1,530,000
Videotron Ltee (Canada)(b)	6.875%	1/15/2014	8,382	8,486,775
Virgin Media Secured Finance plc (United Kingdom)(b)	6.50%	1/15/2018	64,270	68,768,900
Vivendi SA (France)†(b)	5.75%	4/4/2013	7,650	8,133,786

Total				243,268,607

Metal Fabricating 0.41%

Timken Co.	6.00%	9/15/2014	16,795	18,688,754
Xstrata Canada Corp. (Canada)(b)	7.25%	7/15/2012	31,595	33,157,310
Xstrata Canada Corp. (Canada)(b)	7.35%	6/5/2012	11,235	11,731,553

Total				63,577,617

Metals & Minerals: Miscellaneous 2.99%

Anglo American Capital plc (United Kingdom)†(b)	2.15%	9/27/2013	13,135	13,301,749
Anglo American Capital plc (United Kingdom)†(b)	9.375%	4/8/2014	107,467	127,090,259
Compass Minerals International, Inc.	8.00%	6/1/2019	10,673	11,580,205
Freeport-McMoRan Copper & Gold, Inc.	8.375%	4/1/2017	106,839	115,381,099
Quadra FNX Mining Ltd. (Canada)†(b)	7.75%	6/15/2019	6,100	6,008,500
Rain CII Carbon LLC/CII Carbon Corp.†	8.00%	12/1/2018	7,625	7,663,125
Rio Tinto Finance USA Ltd. (Australia)(b)	8.95%	5/1/2014	14,028	16,836,981
Taseko Mines Ltd. (Canada)(b)	7.75%	4/15/2019	1,100	1,047,750

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST-SHORT DURATION INCOME FUND, August 31, 2011

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Metals & Minerals: Miscellaneous (continued)

Teck Resources Ltd. (Canada)(b)	10.25%	5/15/2016	$67,780	$79,717,346
Teck Resources Ltd. (Canada)(b)	10.75%	5/15/2019	64,426	79,675,376

Total				458,302,390

Miscellaneous 0.03%

Clorox Co.	5.00%	3/1/2013	4,805	5,017,112

Natural Gas 0.34%

Florida Gas Transmission Co. LLC†	4.00%	7/15/2015	8,785	9,407,452
Florida Gas Transmission Co. LLC†	7.00%	7/17/2012	1,500	1,556,993
Source Gas LLC†	5.90%	4/1/2017	3,180	3,321,793
Southern Star Central Gas Pipeline, Inc.†	6.00%	6/1/2016	1,925	2,169,616
Tennessee Gas Pipeline Co.	6.00%	12/15/2011	1,340	1,341,675
Tennessee Gas Pipeline Co.	8.00%	2/1/2016	26,180	31,727,437
Towngas China Co., Ltd. (Hong Kong)(b)	8.25%	9/23/2011	3,000	3,008,838

Total				52,533,804

Oil 1.60%

Alon Refining Krotz Springs, Inc.	13.50%	10/15/2014	1,589	1,596,945
Brigham Exploration Co.†	6.875%	6/1/2019	1,975	1,965,125
Brigham Exploration Co.	8.75%	10/1/2018	8,325	9,115,875
Canadian Oil Sands Ltd. (Canada)†(b)	5.80%	8/15/2013	8,450	9,062,270
CNPC HK Overseas Capital Ltd. (China)†(b)	3.125%	4/28/2016	4,000	4,075,328
Continental Resources, Inc.	8.25%	10/1/2019	9,920	10,713,600
Dolphin Energy Ltd. (United Arab Emirates)†(b)	5.888%	6/15/2019	8,836	9,723,117
Ensco plc (United Kingdom)(b)	3.25%	3/15/2016	10,975	11,383,226
GlobalSantaFe Corp.	5.00%	2/15/2013	4,024	4,221,663
HollyFrontier Corp.	9.875%	6/15/2017	24,000	26,400,000
LUKOIL International Finance BV (Netherlands)†(b)	6.375%	11/5/2014	11,166	12,143,025
Marathon Petroleum Corp.†	3.50%	3/1/2016	8,200	8,571,476
MEG Energy Corp. (Canada)†(b)	6.50%	3/15/2021	4,800	4,818,000
Northern Tier Energy LLC/Northern Tier Finance Corp.†	10.50%	12/1/2017	2,100	2,257,500
Oasis Petroleum, Inc.†	7.25%	2/1/2019	1,325	1,301,813
PC Financial Partnership	5.00%	11/15/2014	4,340	4,765,802
Petro-Canada (Canada)(b)	4.00%	7/15/2013	4,700	4,920,576
Petronas Global Sukuk Ltd. (Malaysia)†(b)	4.25%	8/12/2014	26,700	28,492,451
QEP Resources, Inc.	6.05%	9/1/2016	5,000	5,237,500
Ras Laffan Liquefied Natural Gas Co., Ltd. III (Qatar)†(b)	5.50%	9/30/2014	23,550	26,081,625
Ras Laffan Liquefied Natural Gas Co., Ltd. III (Qatar)†(b)	5.832%	9/30/2016	13,868	15,220,404
Rosetta Resources, Inc.	9.50%	4/15/2018	8,858	9,433,770
SEACOR Holdings, Inc.	5.875%	10/1/2012	4,110	4,256,678
Sunoco Logistics Partners Operations LP	7.25%	2/15/2012	10,575	10,844,091
Sunoco Logistics Partners Operations LP	8.75%	2/15/2014	1,015	1,154,966
TNK-BP Finance SA (Luxembourg)†(b)	7.50%	3/13/2013	5,150	5,497,625

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST-SHORT DURATION INCOME FUND, August 31, 2011

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Oil (continued)

Whiting Petroleum Corp.	7.00%	2/1/2014	$11,150	$11,874,750

Total				245,129,201

Oil: Crude Producers 2.42%

AK Transneft OJSC via TransCapitalInvest Ltd. (Ireland)†(b)	5.67%	3/5/2014	13,065	13,730,139
Anadarko Petroleum Corp.	5.75%	6/15/2014	19,120	21,148,747
Anadarko Petroleum Corp.	7.625%	3/15/2014	1,425	1,631,240
Devon Financing Corp. ULC	6.875%	9/30/2011	10,877	10,921,182
Enogex LLC†	6.875%	7/15/2014	5,060	5,616,332
Enterprise Products Operating LLC	5.90%	4/15/2013	10,500	11,237,667
Gulfstream Natural Gas System LLC†	5.56%	11/1/2015	15,688	17,883,708
Holly Energy Partners LP/Holly Energy Finance Corp.	6.25%	3/1/2015	4,615	4,545,775
Holly Energy Partners LP/Holly Energy Finance Corp.	8.25%	3/15/2018	10,900	11,336,000
Kinder Morgan Finance Co. LLC†	6.00%	1/15/2018	8,197	8,115,030
Maritimes & Northeast Pipeline LLC†	7.50%	5/31/2014	19,529	21,202,816
Midcontinent Express Pipeline LLC†	5.45%	9/15/2014	43,150	46,455,851
Murphy Oil Corp.	6.375%	5/1/2012	5,565	5,742,774
NGPL PipeCo LLC†	6.514%	12/15/2012	30,813	31,892,256
Noble Energy, Inc.	5.25%	4/15/2014	1,350	1,477,795
OGX Petroleo e Gas Participacoes SA (Brazil)†(b)	8.50%	6/1/2018	34,350	34,607,625
Panhandle Eastern Pipeline Co. LP	6.05%	8/15/2013	12,990	14,072,145
Petroleum Development Corp.	12.00%	2/15/2018	13,644	14,667,300
Southeast Supply Header LLC†	4.85%	8/15/2014	61,752	66,386,735
Southern Star Central Corp.†	6.75%	3/1/2016	24,370	24,004,450
W&T Offshore, Inc.†	8.50%	6/15/2019	4,370	4,380,925

Total				371,056,492

Oil: Integrated Domestic 1.46%

Basic Energy Services, Inc.†	7.75%	2/15/2019	4,200	4,168,500
Buckeye Partners LP	4.625%	7/15/2013	18,375	19,444,094
Colorado Interstate Gas Co.	6.80%	11/15/2015	8,613	10,138,431
Frontier Oil Corp.	8.50%	9/15/2016	7,480	7,928,800
Kinder Morgan Energy Partners LP	3.50%	3/1/2016	5,000	5,183,355
Korea National Oil Corp. (South Korea)†(b)	2.875%	11/9/2015	40,455	40,470,251
Korea National Oil Corp. (South Korea)†(b)	5.375%	7/30/2014	23,000	24,822,129
National Fuel Gas Co.	5.25%	3/1/2013	3,655	3,862,853
ONEOK Partners LP	3.25%	2/1/2016	9,000	9,269,001
Rockies Express Pipeline LLC†	3.90%	4/15/2015	54,401	56,009,638
Rockies Express Pipeline LLC†	6.25%	7/15/2013	36,410	38,975,958
SESI LLC†	6.375%	5/1/2019	1,900	1,866,750
Trinidad Drilling Ltd. (Canada)†(b)	7.875%	1/15/2019	1,915	1,962,875

Total				224,102,635

Oil: Integrated International 0.35%

Petrohawk Energy Corp.	10.50%	8/1/2014	4,585	5,203,975

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST-SHORT DURATION INCOME FUND, August 31, 2011

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Oil: Integrated International (continued)

Statoil ASA (Norway)(b)	9.125%	7/15/2014	$7,800	$9,483,989
Transocean, Inc.	4.95%	11/15/2015	17,176	18,592,333
Transocean, Inc.	5.25%	3/15/2013	900	948,997
Weatherford International Ltd.	5.15%	3/15/2013	400	421,457
Weatherford International Ltd.	6.00%	3/15/2018	16,616	18,644,531
Weatherford International Ltd. (Switzerland)(b)	4.95%	10/15/2013	700	744,801

Total				54,040,083

Paper & Forest Products 2.62%

Clearwater Paper Corp.	10.625%	6/15/2016	10,063	11,069,300
Georgia-Pacific LLC†	7.125%	1/15/2017	105,247	111,590,658
Georgia-Pacific LLC	7.70%	6/15/2015	5,470	6,290,429
Georgia-Pacific LLC†	8.25%	5/1/2016	115,393	131,831,541
Inversiones CMPC SA (Chile)†(b)	4.875%	6/18/2013	560	591,396
Longview Fibre Paper & Packaging, Inc.†	8.00%	6/1/2016	2,625	2,611,875
Louisiana-Pacific Corp.	13.00%	3/15/2017	20,475	20,270,250
MeadWestvaco Corp.	6.85%	4/1/2012	11,560	11,699,390
PH Glatfelter Co.	7.125%	5/1/2016	4,450	18,819,000
Plum Creek Timberlands LP	5.875%	11/15/2015	28,677	32,640,850
SCA Finans AB (Sweden)†(b)	4.50%	7/15/2015	14,350	15,301,950
Smurfit Kappa Funding plc (Ireland)(b)	7.75%	4/1/2015	38,162	37,875,785
West Fraser Timber Co. Ltd. (Canada)†(b)	5.20%	10/15/2014	1,525	1,536,437

Total				402,128,861

Plastics 0.12%

Plastipak Holdings, Inc.†	8.50%	12/15/2015	18,632	18,818,320

Pollution Control 0.67%

Allied Waste North America, Inc.	6.875%	6/1/2017	67,380	72,688,264
Clean Harbors, Inc.	7.625%	8/15/2016	25,057	26,623,062
Waste Management, Inc.	6.375%	11/15/2012	3,750	3,991,028

Total				103,302,354

Printing 0.13%

Quebecor Media, Inc. (Canada)(b)	7.75%	3/15/2016	20,280	20,533,500

Railroads 0.03%

Kansas City Southern Railway	13.00%	12/15/2013	4,319	5,004,641

Real Estate Investment Trusts 2.34%

Arden Realty LP	5.25%	3/1/2015	22,395	23,484,584
AvalonBay Communities, Inc.	4.95%	3/15/2013	940	988,549
AvalonBay Communities, Inc.	5.375%	4/15/2014	3,000	3,288,765
Camden Property Trust	5.375%	12/15/2013	4,900	5,244,220

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST-SHORT DURATION INCOME FUND August 31, 2011

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Real Estate Investment Trusts (continued)

Developers Diversified Realty Corp.	5.375%	10/15/2012	$65,021	$65,819,198
Developers Diversified Realty Corp.	5.50%	5/1/2015	7,795	8,153,742
Federal Realty Investment Trust	5.40%	12/1/2013	2,738	2,920,512
Federal Realty Investment Trust	5.95%	8/15/2014	14,560	15,867,255
Federal Realty Investment Trust	6.00%	7/15/2012	12,809	13,244,519
HCP, Inc	7.072%	6/8/2015	12,750	14,089,094
HCP, Inc.	5.625%	2/28/2013	3,323	3,476,127
HCP, Inc.	5.65%	12/15/2013	7,739	8,244,248
HCP, Inc.	6.00%	1/30/2017	19,525	21,061,637
HCP, Inc.	6.45%	6/25/2012	10,725	11,113,148
Health Care REIT, Inc.	3.625%	3/15/2016	12,975	13,005,556
Health Care REIT, Inc.	5.875%	5/15/2015	11,225	12,299,816
MPT Operating Partnership LP/MPT Finance Corp.†	6.875%	5/1/2021	1,885	1,804,888
Potlatch Corp.	6.95%	12/15/2015	1,500	1,470,000
Reckson Operating Partnership LP	5.875%	8/15/2014	4,078	4,398,388
Regency Centers LP	4.95%	4/15/2014	575	612,064
Regency Centers LP	5.25%	8/1/2015	3,445	3,732,599
Regency Centers LP	6.75%	1/15/2012	2,845	2,900,492
Rouse Co. LP (The)	6.75%	11/9/2015	41,420	42,144,850
Rouse Co. LP/TRC Co-Issuer, Inc.†	6.75%	5/1/2013	8,000	8,190,000
UDR, Inc.	6.05%	6/1/2013	200	211,541
Ventas Realty LP/Ventas Capital Corp.	3.125%	11/30/2015	10,000	10,105,470
Ventas Realty LP/Ventas Capital Corp.	6.50%	6/1/2016	890	918,981
Ventas Realty LP/Ventas Capital Corp.	6.75%	4/1/2017	53,170	55,478,003
Ventas Realty LP/Ventas Capital Corp.	9.00%	5/1/2012	3,750	3,923,989

Total				358,192,235

Restaurants 0.27%

OSI Restaurant Partners LLC	10.00%	6/15/2015	39,900	41,097,000

Retail 0.56%

DineEquity, Inc.	9.50%	10/30/2018	5,400	5,629,500
Fiesta Restaurant Group†	8.875%	8/15/2016	3,659	3,649,853
Macy’s Retail Holdings, Inc.	5.75%	7/15/2014	9,846	10,683,077
Macy’s Retail Holdings, Inc.	5.875%	1/15/2013	925	963,611
Macy’s Retail Holdings, Inc.	7.45%	9/15/2011	4,500	4,504,986
Neiman-Marcus Group, Inc. (The)	10.375%	10/15/2015	17,680	18,099,900
QVC, Inc.†	7.125%	4/15/2017	8,625	9,056,250
QVC, Inc.†	7.50%	10/1/2019	8,850	9,580,125
Ticketmaster Entertainment LLC/Ticketmaster Noteco, Inc.	10.75%	8/1/2016	12,225	13,019,625
Wendy’s/Arby’s Restaurants LLC	10.00%	7/15/2016	9,975	10,760,531

Total				85,947,458

Retail: Specialty 0.33%

AutoZone, Inc.	6.95%	6/15/2016	15,750	18,699,565
Michaels Stores, Inc.	11.375%	11/1/2016	16,160	16,846,800

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST-SHORT DURATION INCOME FUND August 31, 2011

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Retail: Specialty (continued)

Wesfarmers Ltd. (Australia)†(b)	2.983%	5/18/2016	$14,975	$15,341,738

Total				50,888,103

Savings & Loan 0.30%

U.S. Central Federal Credit Union	1.90%	10/19/2012	45,000	45,854,460

Services 0.43%

FireKeepers Development Authority†	13.875%	5/1/2015	20,584	23,568,680
Iron Mountain, Inc.	6.625%	1/1/2016	42,954	42,954,000

Total				66,522,680

Soaps & Household Chemicals 0.03%

Church & Dwight Co., Inc.	3.35%	12/15/2015	4,138	4,317,626

Steel 0.25%

ArcelorMittal (Luxembourg)(b)	9.00%	2/15/2015	33,000	38,050,584

Technology 0.12%

Bankrate, Inc.	11.75%	7/15/2015	15,969	18,124,815

Telecommunications 2.03%

Atlantic Broadband Finance LLC	9.375%	1/15/2014	29,221	29,221,000
CC Holdings GS V LLC/Crown Castle GS III Corp.†	7.75%	5/1/2017	59,387	63,841,025
DigitalGlobe, Inc.	10.50%	5/1/2014	17,125	18,452,187
GeoEye, Inc.	9.625%	10/1/2015	3,425	3,844,563
Inmarsat Finance plc (United Kingdom)†(b)	7.375%	12/1/2017	4,200	4,389,000
Intelsat Jackson Holdings SA (Luxembourg)(b)	8.50%	11/1/2019	2,750	2,860,000
Intelsat Jackson Holdings SA (Luxembourg)(b)	11.25%	6/15/2016	9,625	10,082,188
Qtel International Finance Ltd.†	3.375%	10/14/2016	3,000	3,052,500
Qwest Corp.	8.875%	3/15/2012	114,296	118,439,230
Telemovil Finance Co., Ltd. (El Salvador)†(b)	8.00%	10/1/2017	10,425	10,737,750
Vimpel Communications OJSC via UBS Luxembourg SA (Luxembourg)†(b)	8.25%	5/23/2016	3,600	3,780,000
Vimpel Communications via VIP Finance Ireland Ltd. OJSC (Luxembourg)†(b)	6.493%	2/2/2016	3,500	3,469,200
Vimpel Communications via VIP Finance Ireland Ltd. OJSC (Luxembourg)†(b)	8.375%	4/30/2013	1,900	2,018,750
Virgin Media Finance plc (United Kingdom)(b)	9.50%	8/15/2016	8,900	9,856,750
Wind Acquisition Finance SA (Italy)†(b)	7.25%	2/15/2018	5,050	4,747,000
Wind Acquisition Finance SA (Italy)†(b)	11.75%	7/15/2017	21,425	22,335,562

Total				311,126,705

Tobacco 0.37%

Altria Group, Inc.	4.125%	9/11/2015	15,930	17,243,460
Altria Group, Inc.	8.50%	11/10/2013	5,023	5,765,088
Universal Corp.	6.25%	12/1/2014	30,900	34,215,663

Total				57,224,211

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST-SHORT DURATION INCOME FUND August 31, 2011

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Transportation: Miscellaneous 0.56%

AMGH Merger Sub, Inc.†	9.25%	11/1/2018	$2,675	$2,721,813
Asciano Finance Ltd. (Australia)†(b)	3.125%	9/23/2015	42,600	43,407,483
CMA CGM SA (France)†(b)	8.50%	4/15/2017	15,425	7,095,500
Commercial Barge Line Co.	12.50%	7/15/2017	3,850	4,201,312
Florida East Coast Holdings Corp. PIK†	10.50%	8/1/2017	4,686	4,500,414
Florida East Coast Railway Corp.†	8.125%	2/1/2017	600	600,000
Kansas City Southern de Mexico SA de CV (Mexico)(b)	6.125%	6/15/2021	10,794	10,820,985
Navios Maritime Holdings, Inc./Navios Maritime Finance US, Inc. (Greece)(b)	8.875%	11/1/2017	12,500	11,625,000
Transportadora de Gas del Sur SA (Argentina)†(b)	7.875%	5/14/2017	988	935,893

Total				85,908,400

Utilities: Electrical 0.45%

Otter Tail Corp.	9.00%	12/15/2016	24,492	26,941,200
TAQA Abu Dhabi National Energy Co. (United Arab Emirates)†(b)	4.75%	9/15/2014	27,000	28,755,000
TAQA Abu Dhabi National Energy Co. (United Arab Emirates)†(b)	5.62%	10/25/2012	13,420	14,017,190

Total				69,713,390

Wholesale 0.20%

Glencore Funding LLC†	6.00%	4/15/2014	29,940	31,139,037

Total Corporate Bonds (cost $7,866,019,778)				7,929,206,020

FLOATING RATE LOANS(c) 1.64%

Air Transportation 0.05%

Delta Air Lines, Inc. New Term Loan B	5.50%	4/20/2017	8,000	7,473,336

Automotive 0.30%

Ford Motor Co. Term Loan B1	2.96%	12/16/2013	46,150	45,486,594

Broadcasting 0.05%

DG FastChannel, Inc. Term Loan B	5.75%	7/26/2018	8,300	7,926,500

Business Services 0.05%

Alliance Laundry Systems LLC Term Loan B	6.25%	9/30/2016	8,714	8,495,988

Chemicals 0.18%

Chemtura Corp. Exit Term Loan B	5.50%	8/27/2016	5,000	4,933,335
Norit NV Term Loan	7.50%	7/7/2017	3,550	3,541,125
OM Group, Inc. Term Loan B	5.75%	8/2/2017	4,600	4,565,500
Potters Industries, Inc. 1st Lien Term Loan	6.00%	5/5/2017	1,245	1,198,313
Tronox, Inc. DIP Exit Term Loan	7.00%	10/15/2015	13,765	13,661,762

Total				27,900,035

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST-SHORT DURATION INCOME FUND August 31, 2011

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Communications Services 0.06%

Alaska Communications Systems Holdings, Inc. Term Loan B	5.50%	10/21/2016	$9,287	$8,862,962

Containers 0.03%

Graham Packaging Co. LP Term Loan C	6.75%	4/4/2014	4,650	4,618,998

Energy Equipment & Services 0.08%

MEG Energy Corp. New Term Loan B	4.00%	3/16/2018	12,850	12,352,062

Financial Services 0.02%

Styron S.A.R.L. LLC New Term Loan B	6.00%	8/2/2017	2,808	2,597,758

Financial: Miscellaneous 0.08%

Goodman Global Holdings, Inc. 1st Lien Term Loan	5.75%	10/28/2016	8,314	8,189,577
Moneygram International, Inc. Term Loan B	4.50%	11/17/2017	4,712	4,528,966

Total				12,718,543

Health Care 0.16%

Grifols, Inc. Term Loan B	6.00%	6/1/2017	6,000	5,917,500
RPI Finance Trust Term Loan Tranche 2	4.00%	5/9/2018	18,325	17,821,063

Total				23,738,563

Leisure 0.01%

SRAM LLC 2nd Lien Term Loan	8.50%	12/7/2018	1,870	1,841,950

Manufacturing 0.05%

Nortek, Inc. Term Loan	5.25% - 6.25%	4/26/2017	4,988	4,788,000
Sensus USA, Inc. 1st Lien Term Loan	4.75% - 5.75%	5/9/2017	2,489	2,404,767

Total				7,192,767

Metals & Minerals: Miscellaneous 0.05%

American Rock Salt Holdings LLC Term Loan	5.50%	4/25/2017	7,431	7,171,277

Photography 0.04%

Getty Images, Inc. New Term Loan	5.25%	11/7/2016	5,688	5,616,896

Retail 0.02%

J. Crew Operating Corp. New Term Loan B	4.75%	3/7/2018	3,026	2,719,393

Retail: Specialty 0.09%

Michaels Stores, Inc. Term Loan B1	2.50%	10/31/2013	4,600	4,375,750
Neiman-Marcus Group, Inc. (The) New Term Loan	4.75%	5/16/2018	11,100	10,317,450

Total				14,693,200

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST-SHORT DURATION INCOME FUND August 31, 2011

Investments	Interest Rate	Maturity Date	Principal Amount (000)		Fair Value
Services 0.04%

Brickman Group Holdings, Inc. New Term Loan B	7.25%	10/14/2016		$7,164	$7,110,270

Technology 0.28%

Data Device Corp. Term Loan B	7.25%	12/6/2016		6,240	6,076,200
Springboard Finance LLC Dollar Term Loan	7.00%	2/23/2015		37,292	37,291,959

Total					43,368,159

Total Floating Rate Loans (cost $255,712,244)					251,885,251

FOREIGN BONDS(d) 0.53%

Luxembourg 0.02%

Zinc Capital SA†	8.875%	5/15/2018	EUR	2,000	2,707,804

Netherlands 0.14%

Clondalkin Acquisition BV†	3.471%#	12/15/2013	EUR	5,000	6,859,292
Refresco Group BV†	7.375%	5/15/2018	EUR	900	1,176,494
Ziggo Finance BV†	6.125%	11/15/2017	EUR	10,000	14,041,797

Total					22,077,583

Spain 0.06%

INAER Aviation Finance Ltd.†	9.50%	8/1/2017	EUR	7,200	8,687,958

United Kingdom 0.31%

Aston Martin Capital Ltd.†	9.25%	7/15/2018	GBP	2,800	3,636,192
Infinis plc†	9.125%	12/15/2014	GBP	13,100	21,265,233
Matalan Finance Ltd.†	9.625%	3/31/2017	GBP	6,200	6,994,800
OTE plc	4.625%	5/20/2016	EUR	4,500	4,919,440
R&R Ice Cream plc†	8.375%	11/15/2017	EUR	8,900	10,579,470

Total					47,395,135

Total Foreign Bonds (cost $87,406,566)					80,868,480

FOREIGN GOVERNMENT OBLIGATIONS(b) 0.31%

Argentina 0.01%

Provincia de Buenos Aires†	11.75%	10/5/2015		$1,115	1,109,425
Provincia de Neuquen†	7.875%	4/26/2021		1,095	1,105,950

Total					2,215,375

Poland 0.11%

Republic of Poland	5.00%	10/19/2015		15,000	16,263,750

Russia 0.16%

Russia Eurobonds†	3.625%	4/29/2015		24,150	24,905,895

Ukraine 0.03%

Ukraine Government†	6.25%	6/17/2016		3,800	3,781,000

Total Foreign Government Obligations (cost $45,207,163)					47,166,020

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST-SHORT DURATION INCOME FUND August 31, 2011

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
GOVERNMENT SPONSORED ENTERPRISES BOND 0.21%

Federal National Mortgage Assoc. (cost $32,640,885)	1.25%		9/28/2016	$32,700	$32,635,712

GOVERNMENT SPONSORED ENTERPRISES COLLATERALIZED MORTGAGE OBLIGATIONS 3.49%

Federal Home Loan Mortgage Corp. K004 A1	3.413%		5/25/2019	24,350	26,035,841
Federal Home Loan Mortgage Corp. K005 A1	3.484%		4/25/2019	62,164	66,805,995
Federal Home Loan Mortgage Corp. K006 A1	3.398%		7/25/2019	74,057	78,634,922
Federal Home Loan Mortgage Corp. K007 A1	3.342%		12/25/2019	90,641	95,970,622
Federal Home Loan Mortgage Corp. K008 A1	2.746%		12/25/2019	46,760	48,332,388
Federal Home Loan Mortgage Corp. K009 A1	2.757%		5/25/2020	41,282	42,724,640
Federal Home Loan Mortgage Corp. K010 A1	3.32%		7/25/2020	23,917	25,350,913
Federal Home Loan Mortgage Corp. K013 A1	2.902%		8/25/2020	29,396	30,649,759
Federal Home Loan Mortgage Corp. K014 A1	2.788%		10/25/2020	29,450	30,461,225
Federal Home Loan Mortgage Corp. KAIV A1	2.966%		6/25/2046	18,567	19,445,235
Federal National Mortgage Assoc. 2009-M2 A1	2.387%		1/25/2019	23,156	23,776,096
Federal National Mortgage Assoc. 2010-M3 A1	2.587%		3/25/2020	20,952	21,735,113
Federal National Mortgage Assoc. 2011-M3 A1	2.072%		7/25/2021	23,996	24,507,458

Total Government Sponsored Enterprises Collateralized Mortgage Obligations (cost $514,689,857)					534,430,207

GOVERNMENT SPONSORED ENTERPRISES PASS-THROUGHS 3.44%

Federal Home Loan Mortgage Corp.	2.609	%#	9/1/2035	17,564	18,461,047
Federal Home Loan Mortgage Corp.	4.874	%#	5/1/2035	12,998	13,781,587
Federal Home Loan Mortgage Corp.	4.882	%#	12/1/2035	57,315	61,212,526
Federal Home Loan Mortgage Corp.	5.06	%#	7/1/2036	35,406	37,855,899
Federal Home Loan Mortgage Corp.	5.119	%#	12/1/2035	28,201	29,892,027
Federal Home Loan Mortgage Corp.	5.129	%#	11/1/2035	26,212	27,843,399
Federal Home Loan Mortgage Corp.	5.229	%#	4/1/2038	13,785	14,809,781
Federal Home Loan Mortgage Corp.	5.572	%#	5/1/2037	25,988	27,661,406
Federal Home Loan Mortgage Corp.	5.581	%#	8/1/2037	8,933	9,530,825
Federal Home Loan Mortgage Corp.	5.742	%#	11/1/2037	38,697	41,941,777
Federal Home Loan Mortgage Corp.	5.944	%#	2/1/2037	16,400	17,476,856
Federal National Mortgage Assoc.	2.95%		3/1/2015	21,675	22,717,196
Federal National Mortgage Assoc.	3.18%		11/1/2014	25,607	26,920,394
Federal National Mortgage Assoc.	3.843	%#	12/1/2039	38,379	40,465,182
Federal National Mortgage Assoc.	4.776	%#	9/1/2035	15,439	16,304,268
Federal National Mortgage Assoc.	4.787	%#	3/1/2037	22,720	24,375,617
Federal National Mortgage Assoc.	4.914	%#	10/1/2038	14,280	15,239,319
Federal National Mortgage Assoc.	4.972	%#	6/1/2036	12,764	13,508,607
Federal National Mortgage Assoc.	5.056	%#	4/1/2038	26,043	27,774,026
Federal National Mortgage Assoc.	5.08	%#	10/1/2038	27,408	29,440,886
Federal National Mortgage Assoc.	5.50%		1/1/2035	8,495	9,355,396

Total Government Sponsored Enterprises Pass-Throughs (cost $523,507,067)					526,568,021

MUNICIPAL BONDS 0.63%

Finance 0.09%

Puerto Rico Comwlth Govt Dev Bk Ser B	4.704%		5/1/2016	12,925	13,457,639

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST-SHORT DURATION INCOME FUND August 31, 2011

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
General Obligation 0.24%

IL St	4.961%	3/1/2016	$10,000	$10,542,200
New York City NY Taxable Ser D	5.13%	12/1/2015	12,255	13,821,067
New York City NY Taxable Ser O	4.65%	6/1/2015	11,285	12,467,668

Total				36,830,935

Miscellaneous 0.10%

MI Fin Auth Detroit Sch Ser A-2	6.65%	3/20/2012	8,500	8,703,065
MI Muni Bd Auth Rev Sch Ln (NPFGC)(FGIC)	5.222%	6/1/2014	6,160	6,644,669

Total				15,347,734

Utilities 0.20%

Guam Pwr Auth Rev Sub Ser A	7.50%	10/1/2015	24,730	25,882,912
MO Jt Muni Elec Util Commn Taxable Ser B (AMBAC)	5.25%	1/1/2014	4,840	5,230,201

Total				31,113,113

Total Municipal Bonds (cost $93,209,914)				96,749,421

NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES 26.10%

Arkle Master Issuer plc 2010-2A 1A1†	1.692%#	5/17/2060	13,400	13,396,194
Banc of America Commercial Mortgage, Inc. 2002-2 A3	5.118%	7/11/2043	17,037	17,185,891
Banc of America Commercial Mortgage, Inc. 2002-PB2 A4	6.186%	6/11/2035	28,797	28,929,174
Banc of America Commercial Mortgage, Inc. 2003-1 A1	3.878%	9/11/2036	648	648,095
Banc of America Commercial Mortgage, Inc. 2005-2 AAB	4.742%	7/10/2043	6,061	6,311,604
Banc of America Commercial Mortgage, Inc. 2005-5 A2	5.001%	10/10/2045	2,863	2,862,656
Banc of America Commercial Mortgage, Inc. 2005-5 A4	5.115%	10/10/2045	41,795	45,507,984
Banc of America Commercial Mortgage, Inc. 2005-6 A4	5.367%#	9/10/2047	54,691	59,855,499
Banc of America Commercial Mortgage, Inc. 2006-4 AM	5.675%	7/10/2046	19,665	18,567,903
Banc of America Large Loan, Inc. 2009-FDG A†	5.204%	1/25/2042	50,163	54,659,708
Banc of America Large Loan, Inc. 2009-FDG C†	7.524%	1/25/2042	4,500	4,958,822
Banc of America Large Loan, Inc. 2010-RC30 A5A†	5.334%	12/16/2043	20,000	21,484,310
Banc of America Re-REMIC Trust 2011 STRP A3†	2.415%	11/17/2039	19,000	18,494,184
Banc of America Re-REMIC Trust 2011 STRP A4†	1.501%	5/17/2046	17,973	17,645,528
Bear Stearns Commercial Mortgage Securities, Inc. 2007-PW 16 A4	5.905%#	6/11/2040	17,290	18,755,172
Bear Stearns Commercial Mortgage Securities, Inc. 2007-PW18 A4	5.70%	6/11/2050	30,470	32,508,915
Bear Stearns Commercial Mortgage Securities, Inc. 2002-TOP6 A2	6.46%	10/15/2036	27,709	28,018,246

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST-SHORT DURATION INCOME FUND August 31, 2011

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)

Bear Stearns Commercial Mortgage Securities, Inc. 2005-T20 A2	5.127%	10/12/2042	$13,508	$13,482,152
Bear Stearns Commercial Mortgage Securities, Inc. 2005-T20 A4A	5.295%#	10/12/2042	35,000	38,580,535
Bear Stearns Commercial Mortgage Securities, Inc. 2006-PW11 A1	5.266%	3/11/2039	414	413,904
Bear Stearns Commercial Mortgage Securities, Inc. 2006-PW11 A2	5.572%#	3/11/2039	3,000	3,006,899
Bear Stearns Commercial Mortgage Securities, Inc. 2006-PW12 AAB	5.878%#	9/11/2038	13,879	14,710,578
Bear Stearns Commercial Mortgage Securities, Inc. 2006-PW12 AM	5.942%#	9/11/2038	25,505	24,442,640
Bear Stearns Commercial Mortgage Securities, Inc. 2006-PW14 A4	5.201%	12/11/2038	11,275	12,218,904
Bear Stearns Commercial Mortgage Securities, Inc. 2006-PW14 AAB	5.171%	12/11/2038	9,715	10,144,209
Bear Stearns Commercial Mortgage Securities, Inc. 2007-PW17 A4	5.694%	6/11/2050	34,000	36,208,351
Citigroup Commercial Mortgage Trust 2005-C3 A2	4.639%	5/15/2043	8,854	8,853,806
Citigroup Commercial Mortgage Trust 2007-C6 A4	5.886%#	12/10/2049	31,770	34,422,191
Citigroup/Deutsche Bank Commercial Mortgage Trust 2005-CD1 AJ	5.398%#	7/15/2044	16,925	14,117,600
Citigroup/Deutsche Bank Commercial Mortgage Trust 2005-CD1 AM	5.398%#	7/15/2044	8,690	8,896,196
Citigroup/Deutsche Bank Commercial Mortgage Trust 2006-CD2 A4	5.526%#	1/15/2046	2,000	2,153,028
Commercial Mortgage Pass-Through Certificates 2003-LB1A A2	4.084%	6/10/2038	28,815	29,643,964
Commercial Mortgage Pass-Through Certificates 2005-C6 A5A	5.116%	6/10/2044	49,070	53,436,862
Commercial Mortgage Pass-Through Certificates 2005-C6 A5B	5.167%	6/10/2044	10,000	9,693,300
Commercial Mortgage Pass-Through Certificates 2006-C7 A2	5.69%	6/10/2046	724	723,815
Commercial Mortgage Pass-Through Certificates 2006-C8 A4	5.306%	12/10/2046	30,875	32,950,526
Commercial Mortgage Pass-Through Certificates 2006-C8 AM	5.347%	12/10/2046	39,784	35,262,469
Commercial Mortgage Pass-Through Certificates 2007-C9 A4	6.008%#	12/10/2049	35,900	39,456,003
Commercial Mortgage Pass-Through Certificates 2007-FL14 AJ†	0.387%#	6/15/2022	39,290	35,834,657
Commercial Mortgage Pass-Through Certificates 2010-C1 A1†	3.156%	7/10/2046	39,013	39,140,278
Commercial Mortgage Pass Through Certificates 2011-THL B†	4.554%	6/9/2028	5,750	5,636,403
Credit Suisse Mortgage Capital Certificates 2006-C1 A3	5.595%#	2/15/2039	19,918	20,931,497
Credit Suisse Mortgage Capital Certificates 2006-C5 A3	5.311%	12/15/2039	32,784	35,195,181
Credit Suisse Mortgage Capital Certificates 2009-RR2 IQA†	5.695%	4/16/2049	35,000	37,737,753

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST-SHORT DURATION INCOME FUND August 31, 2011

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)

CS First Boston Mortgage Securities Corp. 2001-CK6 A3	6.387%	8/15/2036	$4,027	$4,023,750
CS First Boston Mortgage Securities Corp. 2002-CKP1 A3	6.439%	12/15/2035	27,380	27,720,769
CS First Boston Mortgage Securities Corp. 2002-CKS4 A2	5.183%	11/15/2036	37,041	37,824,987
CS First Boston Mortgage Securities Corp. 2002-CP3 A3	5.603%	7/15/2035	19,170	19,582,237
CS First Boston Mortgage Securities Corp. 2002-CP5 A2	4.94%	12/15/2035	49,000	50,398,999
CS First Boston Mortgage Securities Corp. 2003-C4 A4	5.137%	8/15/2036	36,558	38,417,815
CS First Boston Mortgage Securities Corp. 2003-C5 A4	4.90%	12/15/2036	21,279	22,312,723
CS First Boston Mortgage Securities Corp. 2003-CK2 A4	4.801%	3/15/2036	25,903	26,838,461
CS First Boston Mortgage Securities Corp. 2005-C3 AAB	4.614%	7/15/2037	13,059	13,514,619
CS First Boston Mortgage Securities Corp. 2005-C5 A4	5.10%	8/15/2038	35,275	38,548,467
CWCapital Cobalt Ltd. 2006-C1 A4	5.223%	8/15/2048	36,152	38,655,924
CWCapital Cobalt Ltd. 2007-C2 AMFX	5.526%	4/15/2047	10,120	8,421,353
Developers Diversified Realty Corp. 2009-DDR1 A†	3.807%	10/14/2022	33,028	34,685,963
Developers Diversified Realty Corp. 2009-DDR1 B†	5.73%	10/14/2022	8,200	8,958,045
GE Capital Commercial Mortgage Corp. 2001-3 A2	6.07%	6/10/2038	9,884	9,877,129
GE Capital Commercial Mortgage Corp. 2002-1A A3	6.269%	12/10/2035	23,293	23,591,906
GE Capital Commercial Mortgage Corp. 2002-2A A3	5.349%	8/11/2036	23,150	23,690,483
GE Capital Commercial Mortgage Corp. 2002-3A A2	4.996%	12/10/2037	25,735	26,396,065
GE Capital Commercial Mortgage Corp. 2003-C2 A4	5.145%	7/10/2037	21,800	22,829,821
GE Capital Commercial Mortgage Corp. 2005-C1 A2	4.353%	6/10/2048	5,497	5,493,961
GE Capital Commercial Mortgage Corp. 2005-C3 A7A	4.974%	7/10/2045	30,000	32,614,740
GMAC Commercial Mortgage Securities, Inc. 2002-C1 A2	6.278%	11/15/2039	3,800	3,795,538
GMAC Commercial Mortgage Securities, Inc. 2002-C2 A3	5.713%	10/15/2038	14,381	14,598,349
GMAC Commercial Mortgage Securities, Inc. 2003-C1 A1	3.337%	5/10/2036	1,017	1,022,722
GMAC Commercial Mortgage Securities, Inc. 2003-C2 A2	5.638%#	5/10/2040	26,055	27,782,759
Greenwich Capital Commercial Funding Corp. 2002-C1 A4	4.948%	1/11/2035	11,135	11,409,211
Greenwich Capital Commercial Funding Corp. 2003-C1 A4	4.111%	7/5/2035	30,823	31,810,670
Greenwich Capital Commercial Funding Corp. 2005-GG5 A2	5.117%	4/10/2037	19,385	19,482,522

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST-SHORT DURATION INCOME FUND August 31, 2011

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)

Greenwich Capital Commercial Funding Corp. 2006-GG7 AM	6.074%#	7/10/2038	$36,083	$34,156,005
Greenwich Capital Commercial Funding Corp. 2007-GG9 A2	5.381%	3/10/2039	54,132	54,526,312
GS Mortgage Securities Corp. II 2005-GG4 AABA	4.68%	7/10/2039	3,530	3,650,298
GS Mortgage Securities Corp. II 2006-GG6 A2	5.506%	4/10/2038	22,179	22,156,104
GS Mortgage Securities Corp. II 2006-GG6 A4	5.553%	4/10/2038	37,276	39,928,933
GS Mortgage Securities Corp. II 2006-GG6 AM	5.622%	4/10/2038	31,400	29,323,832
GS Mortgage Securities Corp. II 2006-GG8 A2	5.479%	11/10/2039	8,895	8,889,138
GS Mortgage Securities Corp. II 2006-GG8 A4	5.56%	11/10/2039	34,080	36,380,809
GS Mortgage Securities Corp. II 2006-GG8 AM	5.591%	11/10/2039	30,413	28,171,212
GS Mortgage Securities Corp. II 2007-EOP B†	1.84%#	3/6/2020	24,500	23,544,164
GS Mortgage Securities Corp. II 2007-EOP E†	2.669%#	3/6/2020	5,134	4,934,259
GS Mortgage Securities Corp. II 2007-EOP F†	2.843%#	3/6/2020	5,330	5,134,580
GS Mortgage Securities Corp. II 2010-C1 A1†	3.679%	8/10/2043	41,202	42,519,573
GS Mortgage Securities Corp. II 2010-C2 A1†	3.849%	12/10/2043	42,207	43,828,849
GS Mortgage Securities Corp. II 2011-ALF B†	3.215%	2/10/2021	11,500	11,531,050
GS Mortgage Securities Corp. II 2011-ALF C†	3.563%	2/10/2021	7,000	6,946,800
GS Mortgage Securities Corp. II 2011-GC3 A2†	3.645%	3/10/2044	44,670	45,438,458
Holmes Master Issuer PLC 2010 1A A2†	1.649%#	10/15/2054	15,800	15,795,450
JPMorgan Chase Commercial Mortgage Securities Corp. 2001-CIB3 A3	6.465%	11/15/2035	5,517	5,524,594
JPMorgan Chase Commercial Mortgage Securities Corp. 2002-C1 A3	5.376%	7/12/2037	10,053	10,240,977
JPMorgan Chase Commercial Mortgage Securities Corp. 2002-C2 A2	5.05%	12/12/2034	22,880	23,630,796
JPMorgan Chase Commercial Mortgage Securities Corp. 2002-CIB5 A2	5.161%	10/12/2037	17,272	17,790,911
JPMorgan Chase Commercial Mortgage Securities Corp. 2004-LN2 A1	4.475%	7/15/2041	13,771	13,878,402
JPMorgan Chase Commercial Mortgage Securities Corp. 2005-LDP2 A3	4.697%	7/15/2042	13,086	13,262,439
JPMorgan Chase Commercial Mortgage Securities Corp. 2005-LDP3 A4A	4.936%	8/15/2042	24,785	26,924,057
JPMorgan Chase Commercial Mortgage Securities Corp. 2005-LDP3 AJ	5.14%#	8/15/2042	7,450	6,622,707
JPMorgan Chase Commercial Mortgage Securities Corp. 2005-LDP5 A4	5.372%#	12/15/2044	53,106	58,581,186
JPMorgan Chase Commercial Mortgage Securities Corp. 2006-LDP7 A4	6.072%#	4/15/2045	29,548	32,599,998
JPMorgan Chase Commercial Mortgage Securities Corp. 2006-LDP7 AM	6.072%#	4/15/2045	29,295	28,038,537
JPMorgan Chase Commercial Mortgage Securities Corp. 2007 CB19 A4	5.932%#	2/12/2049	11,000	11,819,522
JPMorgan Chase Commercial Mortgage Securities Corp. 2007-LD11 A2	5.99%#	6/15/2049	49,844	50,705,728
JPMorgan Chase Commercial Mortgage Securities Corp. 2007-LD11 A4	6.005%#	6/15/2049	24,490	25,998,364
JPMorgan Chase Commercial Mortgage Securities Corp. 2007-LD11 AM	6.005%#	6/15/2049	44,262	35,205,641
LB-UBS Commercial Mortgage Trust 2005-C1 A2	4.31%	2/15/2030	439	439,691
LB-UBS Commercial Mortgage Trust 2005-C3 A5	4.739%	7/15/2030	50,203	54,193,857

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST-SHORT DURATION INCOME FUND August 31, 2011

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)

LB-UBS Commercial Mortgage Trust 2005-C5 A4	4.954%	9/15/2030	$51,641	$56,178,152
LB-UBS Commercial Mortgage Trust 2005-C7 A2	5.103%	11/15/2030	11,227	11,218,250
LB-UBS Commercial Mortgage Trust 2005-C7 A4	5.197%	11/15/2030	37,646	41,187,077
LB-UBS Commercial Mortgage Trust 2005-C7 AAB	5.17%	11/15/2030	8,050	8,430,969
LB-UBS Commercial Mortgage Trust 2006-C1 A2	5.084%	2/15/2031	2,707	2,743,805
LB-UBS Commercial Mortgage Trust 2006-C4 A4	6.067%#	6/15/2038	10,000	11,069,155
LB-UBS Commercial Mortgage Trust 2006-C6 AJ	5.452%	9/15/2039	1,900	1,477,156
LB-UBS Commercial Mortgage Trust 2006-C7 A3	5.347%	11/15/2038	29,330	30,845,144
LB-UBS Commercial Mortgage Trust 2006-C7 AM	5.378%	11/15/2038	11,200	10,152,677
LB-UBS Commercial Mortgage Trust 2007-C1 A2	5.318%	2/15/2040	38,256	38,450,360
LB-UBS Commercial Mortgage Trust 2007-C1 A4	5.424%	2/15/2040	8,762	9,375,752
LB-UBS Commercial Mortgage Trust 2007-C1 AM	5.455%	2/15/2040	31,575	28,486,460
LB-UBS Commercial Mortgage Trust 2007-C2 A3	5.43%	2/15/2040	18,508	19,399,473
Merrill Lynch Floating Trust 2008-LAQA A2†	0.744%#	7/9/2021	25,000	23,519,803
Merrill Lynch Mortgage Trust 2002-MW1 A4	5.619%	7/12/2034	23,249	23,597,032
Merrill Lynch Mortgage Trust 2005-CIP1 A2	4.96%	7/12/2038	13,029	13,244,243
Merrill Lynch Mortgage Trust 2005-CKI1 A4FL	0.457%#	11/12/2037	57,500	55,909,694
Merrill Lynch Mortgage Trust 2005-CKI1 A6	5.392%#	11/12/2037	46,193	50,972,974
Merrill Lynch Mortgage Trust 2005-CKI1 AJ	5.392%#	11/12/2037	9,400	7,928,063
Merrill Lynch Mortgage Trust 2005-CKI1 ASB	5.392%#	11/12/2037	7,475	7,744,000
Merrill Lynch Mortgage Trust 2005-LC1 A2	5.202%	1/12/2044	314	313,450
Merrill Lynch Mortgage Trust 2005-LC1 ASB	5.282%	1/12/2044	8,592	8,840,401
Merrill Lynch Mortgage Trust 2005-MCP1 A2	4.556%	6/12/2043	7,417	7,452,739
Merrill Lynch Mortgage Trust 2005-MCP1 A4	4.747%	6/12/2043	50,000	53,629,075
Merrill Lynch Mortgage Trust 2005-MKB2 A2	4.806%	9/12/2042	7,546	7,540,819
Merrill Lynch/Countrywide Commercial Mortgage Trust 2006-1 A2	5.439%	2/12/2039	5,952	5,946,464
Merrill Lynch/Countrywide Commercial Mortgage Trust 2006-1 AJ	5.706%#	2/12/2039	4,280	3,518,819
Merrill Lynch/Countrywide Commercial Mortgage Trust 2006-4 A3	5.172%	12/12/2049	28,960	30,969,491
Merrill Lynch/Countrywide Commercial Mortgage Trust 2007-5 A4	5.378%	8/12/2048	48,875	50,304,007
Morgan Stanley Capital I 2005-HQ5 AAB	5.037%	1/14/2042	8,354	8,592,370
Morgan Stanley Capital I 2005-HQ7 A4	5.374%#	11/14/2042	43,220	47,215,134
Morgan Stanley Capital I 2005-HQ7 AAB	6.656%#	11/14/2042	21,538	22,102,168
Morgan Stanley Capital I 2005-T19 A4A	4.89%	6/12/2047	16,000	17,367,464
Morgan Stanley Capital I 2006-HQ10 A2	5.283%	11/12/2041	186	186,098
Morgan Stanley Capital I 2006-IQ12 A4	5.332%	12/15/2043	8,420	9,088,535
Morgan Stanley Capital I 2006-T21 A2	5.09%	10/12/2052	7,906	7,890,534
Morgan Stanley Capital I 2007-HQ11 A4	5.447%	2/12/2044	24,788	26,619,693
Morgan Stanley Capital I 2007-HQ12 A3	5.774%#	4/12/2049	35,700	36,206,922
Morgan Stanley Capital I 2007-HQ13 A3	5.569%	12/15/2044	37,861	39,468,303
Morgan Stanley Capital I 2007-IQ15 A4	6.08%#	6/11/2049	28,368	30,485,665
Morgan Stanley Capital I 2007-IQ16 A4	5.809%	12/12/2049	18,650	20,006,144
Morgan Stanley Capital I 2011-C2 A2†	3.476%	6/15/2044	39,000	39,079,131

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - SHORT DURATION INCOME FUND August 31, 2011

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value

NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)

Morgan Stanley Dean Witter Capital I 2001-TOP3 A4	6.39%	7/15/2033	$3,480	$3,477,910
Morgan Stanley Dean Witter Capital I 2003-HQ2 A1	4.18%	3/12/2035	5,096	5,170,171
Morgan Stanley Re-REMIC Trust 2010-C30A A3A†	3.25%	12/17/2043	14,000	14,011,340
Morgan Stanley Re-REMIC Trust 2010-GG10 A4A†	5.984%#	8/15/2045	27,334	30,095,800
RBSCF Trust 2010-MB1 A2†	3.686%	4/15/2024	67,900	69,488,147
RBSCF Trust 2010-RR4 WBCA†	5.509%	4/16/2047	13,600	14,793,788
Salomon Brothers Mortgage Securities VII, Inc. 2001-C2 A3	6.499%	11/13/2036	112	111,730
Vornado DP LLC 2010-VNO A1†	2.97%	9/13/2028	32,341	31,882,101
Wachovia Bank Commercial Mortgage Trust 2002-C2 A4	4.98%	11/15/2034	18,025	18,542,534
Wachovia Bank Commercial Mortgage Trust 2003-C5 A1	2.986%	6/15/2035	1,585	1,583,844
Wachovia Bank Commercial Mortgage Trust 2003-C7 A1†	4.241%	10/15/2035	3,508	3,517,325
Wachovia Bank Commercial Mortgage Trust 2005-C18 APB	4.807%	4/15/2042	5,603	5,830,040
Wachovia Bank Commercial Mortgage Trust 2005-C19 A5	4.661%	5/15/2044	41,011	41,657,231
Wachovia Bank Commercial Mortgage Trust 2005-C20 A7	5.118%	7/15/2042	30,000	32,605,200
Wachovia Bank Commercial Mortgage Trust 2005-C20 B	5.396%#	7/15/2042	22,051	18,963,452
Wachovia Bank Commercial Mortgage Trust 2005-C21 A4	5.381%#	10/15/2044	60,000	65,581,740
Wachovia Bank Commercial Mortgage Trust 2006-C23 AJ	5.515%	1/15/2045	13,920	11,646,523
Wachovia Bank Commercial Mortgage Trust 2006-C23 B	5.642%#	1/15/2045	7,975	6,591,142
Wachovia Bank Commercial Mortgage Trust 2006-C24 AM	5.609%	3/15/2045	15,567	14,381,051
Wachovia Bank Commercial Mortgage Trust 2006-C27 A3	5.765%	7/15/2045	23,304	25,532,806
Wachovia Bank Commercial Mortgage Trust 2006-C27 AM	5.795%	7/15/2045	34,000	31,916,973
Wachovia Bank Commercial Mortgage Trust 2006-C28 A4	5.572%	10/15/2048	13,330	14,133,286
Wachovia Bank Commercial Mortgage Trust 2006-C28 AM	5.603%	10/15/2048	31,050	26,660,042
Wachovia Bank Commercial Mortgage Trust 2007-C32 A3	5.931%#	6/15/2049	56,025	59,187,807
WF-RBS Commercial Mortgage Trust 2011-C2 A2†	3.791%	2/15/2044	45,160	46,662,518

Total Non-Agency Commercial Mortgage-Backed Securities (cost $4,042,548,556)				4,002,474,973

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - SHORT DURATION INCOME FUND August 31, 2011

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
U.S. TREASURY OBLIGATION 0.03%
U.S. Treasury Note (cost $ 5,017,188)	1.00%	8/31/2016	$5,000	$5,012,135

Total Long-Term Investments (cost $14,615,571,662)				14,656,100,696

SHORT-TERM INVESTMENTS 4.23%

Repurchase Agreements

Repurchase Agreement dated 8/31/2011, 0.03% due 9/1/2011 with Bank of America Corp. collateralized by $491,567,000 of U.S. Treasury Note at 4.00% due 8/15/2018 and $59,493,000 of U.S Treasury Note at 2.625% due 11/15/2020; value: $636,585,016; proceeds: $624,453,520			624,453	624,453,000
Repurchase Agreement dated 8/31/2011, Zero Coupon due 9/1/2011 with Fixed Income Clearing Corp. collateralized by $18,800,000 of Federal Home Loan Bank at 0.049% due 2/10/2012, $200,000 of Federal National Mortgage Assoc. at 4.625% due 10/15/2013 and $5,800,000 of U.S Treasury Note at 1.125% due 12/15/12 value: $24,898,878; proceeds: $24,407,758			24,408	24,407,758

Total Short-Term Investments (cost $648,860,758)				648,860,758

Total Investments in Securities 99.82% (cost $15,264,432,420)				15,304,961,454

Liabilities in Excess of Cash, Foreign Cash and Other Assets(e) 0.18%				28,133,705

Net Assets 100.00%				$15,333,095,159

PIK Payment-in-kind.

EUR euro.

GBP British pound.

#	Variable rate security. The interest rate represents the rate in effect at August 31, 2011.
†	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, unless registered under such Act or exempted from registration, may only be resold to qualified institutional investors. Unless otherwise noted, 144A securities are deemed to be liquid.
(a)	Securities have been fully or partially segregated to cover margin requirements for open futures contracts as of August 31, 2011.
(b)	Foreign security traded in U.S. dollars.
(c)	Floating Rate Loans in which the Fund invests generally pay interest at rates which are periodically re-determined at a margin above the London Interbank Offered Rate (“LIBOR”) or the prime rate offered by major U.S. banks. The rate shown is the rate(s) in effect at August 31, 2011.
(d)	Investment in non-U.S. dollar denominated securities.
(e)	Liabilities in Excess of Cash, Foreign Cash and Other Assets include net unrealized appreciation (depreciation) on open futures contracts and forward foreign currency exchange contracts, as follows:

Insured or guaranteed by the indicated municipal bond insurance corporation or Federal agency:

AMBAC AMBAC Assurance Corporation

FGIC Financial Guaranty Insurance Company

NPFGC National Public Finance Guarantee Corporation

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(concluded)

LORD ABBETT INVESTMENT TRUST - SHORT DURATION INCOME FUND August 31, 2011

Open Futures Contracts at August 31, 2011:
Type	Expiration	Contracts	Position	Market Value	Unrealized Appreciation
U.S. 2-Year Treasury Note	December 2011	11,696	Long	$2,578,968,000	$528,004
U.S. 5-Year Treasury Note	December 2011	13,478	Short	(1,651,686,781)	1,556,112

Totals				$927,281,219	$2,084,116

Open Forward Foreign Currency Exchange Contracts at August 31, 2011:

Forward Foreign Currency Exchange Contracts	Transaction Type	Counterparty	Expiration Date	Foreign Currency	U.S. $ Cost on Origination Date	U.S. $ Current Value	Unrealized Appreciation (Depreciation)
Brazilian real	Buy	Barclays Bank plc	11/1/2011	5,157,995	$3,187,292	$3,206,669	$19,377
euro	Buy	Morgan Stanley	10/19/2011	2,300,000	3,286,815	3,302,051	15,236
Brazilian real	Sell	Barclays Bank plc	11/1/2011	5,157,995	3,224,754	3,206,669	18,085
British pound	Sell	UBS AG	9/12/2011	19,330,842	31,641,302	31,376,267	265,035
British pound	Sell	Merrill Lynch	9/14/2011	2,764,121	4,484,427	4,486,399	(1,972)
euro	Sell	Goldman Sachs	10/13/2011	7,109,640	9,939,135	10,207,838	(268,703)
euro	Sell	Morgan Stanley	10/19/2011	2,300,000	3,235,479	3,302,051	(66,572)
euro	Sell	PB Financial Services, Inc.	10/21/2011	4,646,045	6,573,457	6,670,052	(96,595)
euro	Sell	Credit Suisse	10/26/2011	4,210,041	6,035,009	6,043,756	(8,747)
euro	Sell	Morgan Stanley	10/28/2011	10,000,000	14,453,700	14,355,242	98,458
euro	Sell	Goldman Sachs	11/2/2011	9,080,381	12,945,899	13,034,350	(88,451)
euro	Sell	Merrill Lynch	11/14/2011	2,000,000	2,844,620	2,870,506	(25,886)
euro	Sell	Goldman Sachs	11/15/2011	900,000	1,277,194	1,291,713	(14,519)

Net Unrealized Depreciation on Forward Foreign Currency Exchange Contracts							$(155,254)

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

LORD ABBETT INVESTMENT TRUST-TOTAL RETURN FUND August 31, 2011

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
LONG-TERM INVESTMENTS 106.67%

ASSET-BACKED SECURITIES 9.92%

Automobiles 3.70%

Ally Auto Receivables Trust 2011-2 A2	0.67%	10/15/2013	$5,500	$5,503,015
AmeriCredit Automobile Receivables Trust 2010-2 A2	1.22%	10/8/2013	3,248	3,253,599
AmeriCredit Automobile Receivables Trust 2010-3 A2	0.77%	12/9/2013	2,675	2,675,727
AmeriCredit Automobile Receivables Trust 2011-2 A2	0.90%	9/8/2014	3,500	3,500,169
Bank of America Auto Trust 2010-2 A2	0.91%	10/15/2012	426	426,279
Capital Auto Receivables Asset Trust 2008-CPA A1†	1.057%#	1/15/2013	1,863	1,866,820
CarMax Auto Owner Trust 2010-3 A2	0.75%	9/16/2013	4,091	4,092,890
CarMax Auto Owner Trust 2011-1 A2	0.72%	11/15/2013	7,360	7,367,389
Chrysler Financial Auto Securitization Trust 2010-A A2	0.69%	1/8/2013	4,806	4,807,434
Ford Credit Auto Lease Trust 2010-B A2†	0.75%	10/15/2012	7,635	7,636,196
Ford Credit Auto Lease Trust 2011-A A2	0.74%	9/15/2013	6,825	6,830,358
Ford Credit Auto Owner Trust 2009-E A3	1.51%	1/15/2014	2,215	2,226,140
Hyundai Auto Receivables Trust 2010-A A2	0.86%	11/15/2012	1,814	1,814,656
Nissan Auto Lease Trust 2010-A A2	1.10%	3/15/2013	670	669,900
Nissan Auto Lease Trust 2010-B A2	0.90%	5/15/2013	4,908	4,913,782
Nissan Auto Receivables Owner Trust 2010-A A2	0.55%	3/15/2013	3,894	3,894,855
Santander Consumer Acquired Receivables Trust 2011-WO A2†	0.91%	11/15/2013	5,058	5,060,432
Santander Drive Auto Receivables Trust 2010-2 A2	0.95%	8/15/2013	2,964	2,965,713
Santander Drive Auto Receivables Trust 2010-3 A2	0.93%	6/17/2013	2,399	2,400,647
Santander Drive Auto Receivables Trust 2011-1 A2	0.94%	2/18/2014	5,300	5,297,130

Total				77,203,131

Credit Cards 4.11%

Bank of America Credit Card Trust 2006-A15	0.207%#	4/15/2014	17,571	17,567,742
Cabela’s Master Credit Card Trust 2006-3A A1†	5.26%	10/15/2014	5,000	5,007,747
Cabela’s Master Credit Card Trust 2009-1A A†	2.207%#	3/16/2015	5,500	5,550,199
Capital One Multi-Asset Execution Trust 2005-A1	0.277%#	1/15/2015	6,550	6,548,657
Capital One Multi-Asset Execution Trust 2007-A4	0.237%#	3/16/2015	11,000	10,993,173
Chase Issuance Trust 2009-A2	1.757%#	4/15/2014	5,420	5,471,667
Citibank Omni Master Trust 2009-A14A†	2.957%#	8/15/2018	7,900	8,284,868
Discover Card Master Trust 2009-A1	1.507%#	12/15/2014	4,500	4,544,131
GE Capital Credit Card Master Note Trust 2009-1 A	2.307%#	4/15/2015	10,325	10,452,111
GE Capital Credit Card Master Note Trust 2009-2 A	3.69%	7/15/2015	5,565	5,710,887
Nordstrom Private Label Credit Card Master Note Trust 2007-2A A†	0.267%#	5/15/2015	5,600	5,585,218

Total				85,716,400

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST-TOTAL RETURN FUND August 31, 2011

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Home Equity 0.09%

Option One Mortgage Loan Trust 2007-FXD2 2A1	5.90%	3/25/2037	$2,031	$1,926,304

Other 2.02%

Illinois Student Assistance Commission 2010-1 A2	1.303%#	4/25/2022	5,435	5,401,249
SLM Student Loan Trust 2006-2 A5	0.363%#	7/25/2025	9,465	9,094,645
SLM Student Loan Trust 2008-2 A1	0.553%#	1/25/2015	2,091	2,092,076
SLM Student Loan Trust 2008-3 A3	1.253%#	10/25/2021	4,000	4,038,498
SLM Student Loan Trust 2008-5 A4	1.953%#	7/25/2023	5,644	5,848,839
SLM Student Loan Trust 2008-7 A1	0.653%#	10/27/2014	984	984,562
SLM Student Loan Trust 2008-8 A1	0.753%#	10/27/2014	1,055	1,056,195
SLM Student Loan Trust 2010-A 2A†	3.457%#	5/16/2044	3,225	3,357,349
SLM Student Loan Trust 2011-1 A2	1.368%#	10/25/2034	5,300	5,258,462
SLM Student Loan Trust 2011-B A2†	3.74%	2/15/2029	5,000	5,026,185

Total				42,158,060

Total Asset-Backed Securities (cost $207,382,756)				207,003,895

CORPORATE BONDS 33.50%

Aerospace/Defense 0.05%

Embraer Overseas Ltd. (Brazil)(a)	6.375%	1/15/2020	925	1,012,875

Air Transportation 0.05%

Qantas Airways Ltd. (Australia)†(a)	6.05%	4/15/2016	993	1,103,927

Apparel 0.17%

PVH Corp.	7.75%	11/15/2023	2,800	2,945,225
Texhong Textile Group Ltd. (Hong Kong)†(a)	7.625%	1/19/2016	650	568,750

Total				3,513,975

Auto Parts: Original Equipment 0.16%

BorgWarner, Inc.	8.00%	10/1/2019	2,658	3,262,357

Automotive 0.24%

Chrysler Group LLC/CG Co-Issuer, Inc.†	8.25%	6/15/2021	2,400	2,088,000
Cooper-Standard Automotive, Inc.	8.50%	5/1/2018	550	566,500
Ford Motor Co.	7.45%	7/16/2031	2,174	2,394,385

Total				5,048,885

Banks: Diversified 4.12%

Banco do Brasil SA (Brazil)†(a)	5.875%	1/26/2022	2,300	2,317,250
BanColombia SA (Colombia)†(a)	4.25%	1/12/2016	1,600	1,624,000
Bank of America Corp.	5.625%	7/1/2020	1,035	1,049,993
Bank of America Corp.	7.625%	6/1/2019	5,455	6,171,247
Bank of Nova Scotia (Canada)†(a)	1.45%	7/26/2013	10,700	10,856,167
BBVA Bancomer SA†	4.50%	3/10/2016	850	858,500
Citigroup, Inc.	8.50%	5/22/2019	5,825	7,130,219
Discover Bank	8.70%	11/18/2019	4,720	5,570,450

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST-TOTAL RETURN FUND August 31, 2011

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Banks: Diversified (continued)

DnB NOR Boligkreditt AS (Norway)†(a)	2.10%	10/14/2015	$6,930	$7,096,431
Finansbank AS (Turkey)†(a)	5.50%	5/11/2016	1,200	1,132,500
First Citizens St. Lucia Ltd. (Saint Lucia)†(a)	4.903%	2/9/2016	1,000	1,026,848
Goldman Sachs Group, Inc. (The)	5.375%	3/15/2020	4,504	4,584,027
Goldman Sachs Group, Inc. (The)	6.125%	2/15/2033	5,456	5,377,046
Goldman Sachs Group, Inc. (The)	6.25%	2/1/2041	760	750,077
HSBC Bank Brasil SA-Banco Multiplo (Brazil)†(a)	4.00%	5/11/2016	2,100	2,100,000
Itau Unibanco Holding SA (Brazil)†(a)	6.20%	4/15/2020	2,100	2,178,120
JPMorgan Chase & Co.	4.35%	8/15/2021	3,196	3,304,156
Morgan Stanley	6.25%	8/28/2017	1,885	1,997,651
National Agricultural Cooperative Federation (South Korea)†(a)	3.50%	2/8/2017	1,000	987,853
Regions Financial Corp.	7.75%	11/10/2014	1,042	1,044,605
Toronto-Dominion Bank (The) (Canada)†(a)	2.20%	7/29/2015	7,200	7,451,554
Westpac Banking Corp. (Australia)†(a)	2.90%	9/10/2014	10,610	11,282,515

Total				85,891,209

Banks: Money Center 1.55%

Akbank TAS (Turkey)†(a)	6.50%	3/9/2018	1,050	1,059,975
Export-Import Bank of Korea (South Korea)(a)	3.75%	10/20/2016	1,600	1,626,336
Huntington Bancshares, Inc.	7.00%	12/15/2020	2,831	3,247,967
Kommunalbanken AS (Norway)†(a)	2.375%	1/19/2016	4,700	4,930,742
SVB Financial Group	5.375%	9/15/2020	3,009	3,113,310
Western Corporate Federal Credit Union	1.75%	11/2/2012	18,040	18,345,489

Total				32,323,819

Beverages 0.09%

CEDC Finance Corp. International, Inc.†	9.125%	12/1/2016	475	356,250
Pernod Ricard SA (France)†(a)	5.75%	4/7/2021	1,485	1,580,996

Total				1,937,246

Brokers 0.24%

Raymond James Financial, Inc.	8.60%	8/15/2019	4,120	5,056,361

Building Materials 0.31%

Building Materials Corp. of America†	7.00%	2/15/2020	1,353	1,359,765
Owens Corning, Inc.	9.00%	6/15/2019	750	883,209
Voto-Votorantim Ltd.†	6.75%	4/5/2021	2,370	2,491,463
Votorantim Cimentos SA (Brazil)†(a)	7.25%	4/5/2041	1,650	1,633,500

Total				6,367,937

Business Services 0.40%

Hillenbrand, Inc.	5.50%	7/15/2020	4,350	4,601,126
Seminole Indian Tribe of Florida†	7.75%	10/1/2017	286	291,720
StoneMor Operating LLC/Cornerstone Family Services/Osiris Holdings	10.25%	12/1/2017	1,526	1,480,220

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST-TOTAL RETURN FUND August 31, 2011

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Business Services (continued)

Verisk Analytics, Inc.	5.80%	5/1/2021	$1,700	$1,896,013

Total				8,269,079

Chemicals 0.99%

Airgas, Inc.	7.125%	10/1/2018	5,200	5,565,134
Basell Finance Co. BV (Netherlands)†(a)	8.10%	3/15/2027	2,210	2,475,200
Braskem Finance Ltd. (Brazil)†(a)	5.75%	4/15/2021	700	707,000
Dow Chemical Co. (The)	4.85%	8/15/2012	2,416	2,505,341
Incitec Pivot Finance LLC†	6.00%	12/10/2019	4,980	5,492,053
Methanex Corp. (Canada)(a)	6.00%	8/15/2015	2,765	2,882,374
Sociedad Quimica y Minera de Chile SA (Chile)†(a)	5.50%	4/21/2020	900	953,715

Total				20,580,817

Coal 0.39%

Bumi Investment Pte Ltd. (Singapore)†(a)	10.75%	10/6/2017	1,000	1,105,000
Drummond Co., Inc.	7.375%	2/15/2016	3,865	3,942,300
Drummond Co., Inc.†	9.00%	10/15/2014	3,015	3,097,912

Total				8,145,212

Computer Software 0.51%

BMC Software, Inc.	7.25%	6/1/2018	5,982	7,121,529
Intuit, Inc.	5.40%	3/15/2012	197	201,446
SunGard Data Systems, Inc.	10.25%	8/15/2015	3,329	3,403,903

Total				10,726,878

Construction/Homebuilding 0.08%

Empresas ICA SAB de CV (Mexico)†(a)	8.90%	2/4/2021	819	810,810
Odebrecht Finance Ltd.†	6.00%	4/5/2023	800	800,000

Total				1,610,810

Consumer Products 0.13%

Scotts Miracle-Gro Co. (The)	7.25%	1/15/2018	497	513,152
Tupperware Brands Corp.†	4.75%	6/1/2021	2,310	2,284,142

Total				2,797,294

Containers 0.24%

Crown Cork & Seal Co., Inc.	7.50%	12/15/2096	4,428	3,343,140
Pactiv Corp.	7.95%	12/15/2025	2,267	1,768,260

Total				5,111,400

Drugs 0.04%

Valeant Pharmaceuticals International†	6.50%	7/15/2016	814	777,370

Electric: Equipment/Components 0.08%

Enel Finance International SA (Italy)†(a)	6.80%	9/15/2037	1,905	1,753,716

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST-TOTAL RETURN FUND August 31, 2011

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Electric: Power 1.79%

AES Andres Dominicana/Itabo Dominicana (Dominican Republic)†(a)	9.50%	11/12/2020	$800	$846,000
AES Red Oak LLC	8.54%	11/30/2019	2,061	2,133,506
Black Hills Corp.	9.00%	5/15/2014	3,190	3,708,975
Coso Geothermal Power Holdings LLC†	7.00%	7/15/2026	7,846	6,132,696
Duquesne Light Holdings, Inc.†	5.90%	12/1/2021	1,150	1,167,979
Duquesne Light Holdings, Inc.†	6.40%	9/15/2020	5,009	5,255,418
EGE Haina Finance Co. (Dominican Republic)†(a)	9.50%	4/26/2017	600	630,000
Elwood Energy LLC	8.159%	7/5/2026	1,335	1,323,572
Entergy Arkansas, Inc.	3.75%	2/15/2021	2,940	2,999,803
Indiantown Cogeneration LP	9.77%	12/15/2020	3,471	3,732,771
North American Energy Alliance LLC/North American Energy Alliance Finance Corp.†	10.875%	6/1/2016	1,465	1,567,550
PPL WEM Holdings plc (United Kingdom)†(a)	5.375%	5/1/2021	1,650	1,749,310
Texas-New Mexico Power Co.†	9.50%	4/1/2019	4,500	6,034,324

Total				37,281,904

Electrical Equipment 0.22%

Public Service Co. of New Mexico	7.95%	5/15/2018	3,038	3,459,659
STATS ChipPAC Ltd. (Singapore)†(a)	7.50%	8/12/2015	1,150	1,213,250

Total				4,672,909

Electrical: Household 0.23%

Energizer Holdings, Inc.†	4.70%	5/19/2021	1,500	1,584,287
Legrand France SA (France)(a)	8.50%	2/15/2025	2,368	3,118,272

Total				4,702,559

Electronics: Semi-Conductors/Components 0.35%

KLA-Tencor Corp.	6.90%	5/1/2018	6,317	7,359,324

Energy Equipment & Services 0.52%

Alta Wind Holdings LLC†	7.00%	6/30/2035	3,269	3,705,467
Cameron International Corp.	6.375%	7/15/2018	2,745	3,232,421
IFM US Colonial Pipeline 2 LLC†	6.45%	5/1/2021	3,500	3,885,924

Total				10,823,812

Engineering & Contracting Services 0.07%

Aeropuertos Argentina 2000 SA (Argentina)†(a)	10.75%	12/1/2020	1,308	1,409,693

Environmental Services 0.21%

Casella Waste Systems, Inc.	11.00%	7/15/2014	2,032	2,186,940
Williams Cos., Inc. (The)	8.75%	3/15/2032	1,750	2,276,874

Total				4,463,814

Fertilizers 0.01%

Mosaic Global Holdings, Inc.	7.30%	1/15/2028	145	173,817

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST-TOTAL RETURN FUND August 31, 2011

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Financial Services 3.21%

Astoria Depositor Corp.†	8.144%	5/1/2021	$2,500	$2,325,000
BM&FBOVESPA SA (Brazil)†(a)	5.50%	7/16/2020	1,700	1,725,500
EDP Finance BV (Netherlands)†(a)	6.00%	2/2/2018	9,105	7,644,713
FMR LLC†	6.45%	11/15/2039	3,250	3,425,383
General Electric Capital Corp.	2.00%	9/28/2012	22,000	22,421,542
General Electric Capital Corp.	6.875%	1/10/2039	8,002	9,236,965
Merrill Lynch & Co., Inc.	5.70%	5/2/2017	1,455	1,425,477
Merrill Lynch & Co., Inc.	6.05%	8/15/2012	1,624	1,669,691
Petrobras International Finance Co. (Brazil)(a)	5.375%	1/27/2021	1,051	1,130,876
Petrobras International Finance Co. (Brazil)(a)	6.875%	1/20/2040	1,598	1,840,341
Scottrade Financial Services, Inc.†	6.125%	7/11/2021	2,720	2,796,663
TD Ameritrade Holding Corp.	5.60%	12/1/2019	2,971	3,291,675
Western Union Co. (The)	3.65%	8/22/2018	1,452	1,452,425
Woodside Finance Ltd. (Australia)†(a)	8.75%	3/1/2019	5,157	6,699,067

Total				67,085,318

Financial: Miscellaneous 0.40%

NASDAQ OMX Group, Inc. (The)	5.25%	1/16/2018	5,270	5,560,161
NASDAQ OMX Group, Inc. (The)	5.55%	1/15/2020	1,924	1,939,846
SLM Corp.	6.25%	1/25/2016	773	791,100

Total				8,291,107

Food 0.18%

Arcor (Argentina)†(a)	7.25%	11/9/2017	868	920,080
CCL Finance Ltd.†	9.50%	8/15/2014	700	796,250
Corporacion Pesquera Inca SAC (Peru)†(a)	9.00%	2/10/2017	1,710	1,782,675
NBTY, Inc.	9.00%	10/1/2018	302	318,610

Total				3,817,615

Gaming 0.07%

CCM Merger, Inc.†	8.00%	8/1/2013	1,596	1,556,100

Health Care Products 0.04%

Biomet, Inc.	11.625%	10/15/2017	820	881,500

Health Care Services 0.29%

Centene Corp.	5.75%	6/1/2017	1,181	1,142,618
Express Scripts, Inc.	5.25%	6/15/2012	1,500	1,548,157
Omega Healthcare Investors, Inc.	7.00%	1/15/2016	2,875	2,954,062
Omega Healthcare Investors, Inc.	7.50%	2/15/2020	411	414,083

Total				6,058,920

Hospital Management 0.06%

Universal Health Services, Inc.	7.125%	6/30/2016	1,230	1,326,863

Household Equipment/Products 0.13%

American Standard Americas†	10.75%	1/15/2016	1,148	935,620

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST-TOTAL RETURN FUND August 31, 2011

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Household Equipment/Products (continued)

Controladora Mabe SA de CV (Mexico)†(a)	6.50%	12/15/2015	$1,673	$1,756,650

Total				2,692,270

Household Furnishings 0.01%

Sealy Mattress Co.†	10.875%	4/15/2016	250	273,750

Industrial Products 0.04%

Hyundai Steel Co. (South Korea)†(a)	4.625%	4/21/2016	850	871,151

Insurance 1.01%

Aflac, Inc.	8.50%	5/15/2019	3,135	3,897,338
Fidelity National Financial, Inc.	6.60%	5/15/2017	1,883	2,042,293
Liberty Mutual Group, Inc.†	5.00%	6/1/2021	3,450	3,373,020
Liberty Mutual Group, Inc.†	6.50%	3/15/2035	502	487,410
Markel Corp.	7.125%	9/30/2019	5,411	6,437,342
Validus Holdings Ltd.	8.875%	1/26/2040	1,455	1,673,676
Willis North America, Inc.	7.00%	9/29/2019	2,730	3,148,408

Total				21,059,487

Investment Management Companies 0.22%

Lazard Group LLC	7.125%	5/15/2015	3,130	3,533,642
Oaktree Capital Management LP†	6.75%	12/2/2019	921	980,970

Total				4,514,612

Leasing 0.03%

International Lease Finance Corp.	8.625%	9/15/2015	620	634,725

Leisure 0.24%

Carnival plc (United Kingdom)(a)	7.875%	6/1/2027	3,957	4,996,674

Lodging 0.18%

Downstream Development Authority of the Quapaw Tribe of Oklahoma†	10.50%	7/1/2019	728	702,520
Hyatt Hotels Corp.†	6.875%	8/15/2019	2,640	3,027,188

Total				3,729,708

Machinery: Agricultural 0.43%

Lorillard Tobacco Co.	8.125%	6/23/2019	2,148	2,585,266
Lorillard Tobacco Co.	8.125%	5/1/2040	4,704	5,348,885
Virgolino de Oliveira Finance Ltd.†	10.50%	1/28/2018	1,025	1,044,219

Total				8,978,370

Machinery: Industrial/Specialty 0.05%

Amkor Technology, Inc.†	6.625%	6/1/2021	199	186,065
CPM Holdings, Inc.	10.625%	9/1/2014	783	835,853

Total				1,021,918

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST-TOTAL RETURN FUND August 31, 2011

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Machinery: Oil Well Equipment & Services 0.40%

Pride International, Inc.	6.875%	8/15/2020	$1,104	$1,321,768
Pride International, Inc.	7.875%	8/15/2040	1,300	1,654,654
Pride International, Inc.	8.50%	6/15/2019	4,148	5,360,212

Total				8,336,634

Media 0.51%

DirecTV Holdings LLC/DirecTV Financing Co., Inc.	7.625%	5/15/2016	7,362	7,903,534
Globo Comunicacao e Participacoes SA (Brazil)†(a)	7.25%	4/26/2022	150	158,250
NET Servicos de Comunicacao SA (Brazil)(a)	7.50%	1/27/2020	1,400	1,634,500
Videotron Ltee (Canada)(a)	6.375%	12/15/2015	643	655,860
Videotron Ltee (Canada)(a)	6.875%	1/15/2014	252	255,150

Total				10,607,294

Metals & Minerals: Miscellaneous 0.79%

AngloGold Ashanti Holdings plc (United Kingdom)(a)	6.50%	4/15/2040	5,597	5,417,879
Compass Minerals International, Inc.	8.00%	6/1/2019	775	840,875
Freeport-McMoRan Copper & Gold, Inc.	8.375%	4/1/2017	4,748	5,127,617
Gold Fields Orogen Holding BVI Ltd.†	4.875%	10/7/2020	5,355	5,116,922

Total				16,503,293

Natural Gas 0.49%

Source Gas LLC†	5.90%	4/1/2017	3,984	4,161,643
Tennessee Gas Pipeline Co.	6.00%	12/15/2011	1,485	1,486,856
Tennessee Gas Pipeline Co.	8.375%	6/15/2032	2,915	3,840,224
Towngas China Co., Ltd. (Hong Kong)(a)	8.25%	9/23/2011	735	737,165

Total				10,225,888

Oil 2.82%

Antero Resources Finance Corp.†	7.25%	8/1/2019	680	663,000
Canadian Oil Sands Ltd. (Canada)†(a)	7.75%	5/15/2019	4,512	5,556,812
CNOOC Finance 2011 Ltd.†	5.75%	1/26/2041	1,200	1,360,933
CNPC HK Overseas Capital Ltd. (China)†(a)	5.95%	4/28/2041	1,300	1,406,231
Continental Resources, Inc.	8.25%	10/1/2019	1,250	1,350,000
Dolphin Energy Ltd. (United Arab Emirates)†(a)	5.888%	6/15/2019	2,783	3,062,782
Ecopetrol SA (Colombia)(a)	7.625%	7/23/2019	1,320	1,613,700
Gaz Capital SA (Luxembourg)†(a)	8.125%	7/31/2014	3,093	3,475,759
HollyFrontier Corp.	9.875%	6/15/2017	2,725	2,997,500
LUKOIL International Finance BV (Netherlands)†(a)	6.375%	11/5/2014	1,595	1,734,562
LUKOIL International Finance BV (Netherlands)†(a)	6.656%	6/7/2022	825	867,323
Pan American Energy LLC (Argentina)†(a)	7.875%	5/7/2021	4,403	4,579,120
Petroleos de Venezuela SA (Venezuela)(a)	5.25%	4/12/2017	3,515	2,135,362
Petroleum Co. of Trinidad & Tobago Ltd. (Trinidad/Tobago)†(a)	6.00%	5/8/2022	550	561,000

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST-TOTAL RETURN FUND August 31, 2011

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Oil (continued)

Petroleum Co. of Trinidad & Tobago Ltd. (Trinidad/Tobago)†(a)	9.75%	8/14/2019	$1,475	$1,792,125
Petronas Global Sukuk Ltd. (Malaysia)†(a)	4.25%	8/12/2014	3,050	3,254,756
QEP Resources, Inc.	6.875%	3/1/2021	2,210	2,331,550
Ras Laffan Liquefied Natural Gas Co., Ltd. II (Qatar)†(a)	5.298%	9/30/2020	1,383	1,513,892
Ras Laffan Liquefied Natural Gas Co., Ltd. III (Qatar)†(a)	6.75%	9/30/2019	1,800	2,166,750
Reliance Holdings USA, Inc.†	4.50%	10/19/2020	2,400	2,296,745
SEACOR Holdings, Inc.	7.375%	10/1/2019	6,247	7,112,990
TNK-BP Finance SA (Luxembourg)†(a)	7.50%	7/18/2016	2,200	2,472,250
Valero Energy Corp.	9.375%	3/15/2019	2,162	2,813,164
Valero Energy Corp.	10.50%	3/15/2039	1,235	1,784,200

Total				58,902,506

Oil: Crude Producers 0.74%

AK Transneft OJSC via TransCapitalInvest Ltd. (Ireland)†(a)	5.67%	3/5/2014	1,800	1,891,638
Kinder Morgan Finance Co. LLC†	6.00%	1/15/2018	858	849,420
Maritimes & Northeast Pipeline LLC†	7.50%	5/31/2014	5,595	6,075,048
OGX Petroleo e Gas Participacoes SA (Brazil)†(a)	8.50%	6/1/2018	5,000	5,037,500
Pacific Rubiales Energy Corp. (Canada)†(a)	8.75%	11/10/2016	1,450	1,626,900

Total				15,480,506

Oil: Integrated Domestic 0.97%

Kinder Morgan Energy Partners LP	5.85%	9/15/2012	2,569	2,679,105
Korea National Oil Corp. (South Korea)†(a)	2.875%	11/9/2015	2,100	2,100,792
Korea National Oil Corp. (South Korea)†(a)	5.375%	7/30/2014	1,050	1,133,184
Mega Advance Investments Ltd. (Hong Kong)†(a)	5.00%	5/12/2021	1,320	1,344,722
National Fuel Gas Co.	6.50%	4/15/2018	1,373	1,606,792
National Fuel Gas Co.	8.75%	5/1/2019	3,452	4,511,529
Rockies Express Pipeline LLC†	6.85%	7/15/2018	5,605	6,501,682
Trinidad Drilling Ltd. (Canada)†(a)	7.875%	1/15/2019	351	359,775

Total				20,237,581

Oil: Integrated International 0.59%

ENI SpA (Italy)†(a)	5.70%	10/1/2040	10,600	10,454,335
Weatherford International Ltd.	9.875%	3/1/2039	1,301	1,887,292

Total				12,341,627

Paper & Forest Products 0.66%

Georgia-Pacific LLC†	7.125%	1/15/2017	945	1,001,959
Georgia-Pacific LLC	7.75%	11/15/2029	790	894,538
Georgia-Pacific LLC	8.875%	5/15/2031	3,103	3,738,814
International Paper Co.	9.375%	5/15/2019	1,973	2,533,644
Plum Creek Timberlands LP	4.70%	3/15/2021	4,660	4,773,238

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST-TOTAL RETURN FUND August 31, 2011

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Paper & Forest Products (continued)

Smurfit Kappa Funding plc (Ireland)(a)	7.75%	4/1/2015	$765	$759,262

Total				13,701,455

Printing 0.10%

Quebecor Media, Inc. (Canada)(a)	7.75%	3/15/2016	1,976	2,000,700

Real Estate Investment Trusts 1.10%

Entertainment Properties Trust	7.75%	7/15/2020	1,694	1,918,455
Federal Realty Investment Trust	5.90%	4/1/2020	1,390	1,507,003
Goodman Funding Pty Ltd. (Australia)†(a)	6.375%	4/15/2021	3,000	3,093,114
HCP, Inc.	6.00%	1/30/2017	4,020	4,336,378
Health Care REIT, Inc.	5.25%	1/15/2022	1,665	1,662,911
Kilroy Realty LP	6.625%	6/1/2020	1,200	1,314,746
Rouse Co. LP (The)	6.75%	11/9/2015	2,764	2,812,370
Weyerhaeuser Co.	6.95%	8/1/2017	1,192	1,383,485
Weyerhaeuser Co.	7.375%	10/1/2019	4,322	4,905,928

Total				22,934,390

Restaurants 0.17%

OSI Restaurant Partners LLC	10.00%	6/15/2015	3,493	3,597,790

Retail 0.20%

Family Dollar Stores, Inc.	5.00%	2/1/2021	2,403	2,385,994
Ticketmaster Entertainment LLC/Ticketmaster Noteco, Inc.	10.75%	8/1/2016	1,356	1,444,140
Wendy’s/Arby’s Restaurants LLC	10.00%	7/15/2016	252	271,845

Total				4,101,979

Services 0.18%

FireKeepers Development Authority†	13.875%	5/1/2015	600	687,000
Iron Mountain, Inc.	6.625%	1/1/2016	3,051	3,051,000

Total				3,738,000

Steel 1.01%

Allegheny Ludlum Corp.	6.95%	12/15/2025	835	995,386
Allegheny Technologies, Inc.	9.375%	6/1/2019	6,781	8,818,928
Evraz Group SA (Luxembourg)†(a)	6.75%	4/27/2018	3,295	3,204,388
POSCO (South Korea)†(a)	5.25%	4/14/2021	1,425	1,456,079
Valmont Industries, Inc.	6.625%	4/20/2020	5,651	6,546,943

Total				21,021,724

Telecommunications 1.10%

Atlantic Broadband Finance LLC	9.375%	1/15/2014	1,504	1,504,000
CC Holdings GS V LLC/Crown Castle GS III Corp.†	7.75%	5/1/2017	3,109	3,342,175
DigitalGlobe, Inc.	10.50%	5/1/2014	4,514	4,863,835
GeoEye, Inc.	9.625%	10/1/2015	280	314,300

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST-TOTAL RETURN FUND August 31, 2011

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Telecommunications (continued)

Qtel International Finance Ltd. (Qatar)†(a)	4.75%	2/16/2021	$875	$895,781
Telemar Norte Leste SA (Brazil)†(a)	5.50%	10/23/2020	4,065	4,034,513
Telemovil Finance Co., Ltd. (El Salvador)†(a)	8.00%	10/1/2017	2,600	2,678,000
Vimpel Communications OJSC via UBS Luxembourg SA (Luxembourg)†(a)	8.25%	5/23/2016	700	735,000
Vimpel Communications via VIP Finance Ireland Ltd. OJSC (Luxembourg)†(a)	7.748%	2/2/2021	1,450	1,431,875
Wind Acquisition Finance SA (Italy)†(a)	7.25%	2/15/2018	750	705,000
Wind Acquisition Finance SA (Italy)†(a)	11.75%	7/15/2017	2,350	2,449,875

Total				22,954,354

Tobacco 0.42%

Altria Group, Inc.	9.95%	11/10/2038	6,209	8,770,368

Transportation: Miscellaneous 0.98%

Asciano Finance Ltd. (Australia)†(a)	4.625%	9/23/2020	3,285	3,250,346
Asciano Finance Ltd. (Australia)†(a)	5.00%	4/7/2018	1,955	2,046,166
Kansas City Southern de Mexico SA de CV (Mexico)(a)	6.125%	6/15/2021	655	656,637
SCF Capital Ltd. (Ireland)†(a)	5.375%	10/27/2017	2,450	2,419,375
Transportadora de Gas del Sur SA (Argentina)†(a)	7.875%	5/14/2017	2,869	2,717,689
Viterra, Inc. (Canada)†(a)	5.95%	8/1/2020	8,940	9,435,294

Total				20,525,507

Utilities 0.08%

Commonwealth Edison Co.	6.95%	7/15/2018	1,345	1,594,585

Utilities: Electrical 0.36%

TAQA Abu Dhabi National Energy Co. (United Arab Emirates)†(a)	4.75%	9/15/2014	1,600	1,704,000
TAQA Abu Dhabi National Energy Co. (United Arab Emirates)†(a)	6.165%	10/25/2017	1,792	2,029,440
TAQA Abu Dhabi National Energy Co. (United Arab Emirates)†(a)	6.50%	10/27/2036	3,485	3,676,675

Total				7,410,115

Total Corporate Bonds (cost $673,803,696)				698,955,383

FLOATING RATE LOANS(b) 0.36%

Automotive 0.19%

Ford Motor Co. Term Loan B1	2.96%	12/16/2013	4,000	3,942,500

Financial Services 0.02%

Styron S.A.R.L. LLC New Term Loan B	6.00%	8/2/2017	498	460,187

Retail 0.02%

J. Crew Operating Corp. New Term Loan B	4.75%	3/7/2018	499	448,252

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST-TOTAL RETURN FUND August 31, 2011

Investments	Interest Rate	Maturity Date	Principal Amount (000)		Fair Value
Services 0.08%

Brickman Group Holdings, Inc. New Term Loan B	7.25%	10/14/2016		$1,592	$1,580,060

Technology 0.05%

Data Device Corp. Term Loan B	7.25%	12/6/2016		1,073	1,044,347

Total Floating Rate Loans (cost $7,582,195)					7,475,346

FOREIGN BONDS(c) 0.09%

Spain 0.07%

INAER Aviation Finance Ltd.†	9.50%	8/1/2017	EUR	1,250	1,508,326

United Kingdom 0.02%

Matalan Finance Ltd.†	9.625%	3/31/2017	GBP	300	338,458

Total Foreign Bonds (cost $2,044,686)					1,846,784

FOREIGN GOVERNMENT OBLIGATIONS 3.17%

Argentina 0.33%

Provincia de Buenos Aires†(a)	10.875%	1/26/2021		$1,440	1,274,400
Provincia de Buenos Aires†(a)	11.75%	10/5/2015		1,205	1,198,975
Provincia de Neuquen†(a)	7.875%	4/26/2021		500	505,000
Republic of Argentina(a)	8.28%	12/31/2033		4,862	4,011,211

Total					6,989,586

Bahamas 0.10%

Commonwealth of Bahamas†	6.95%	11/20/2029		1,943	2,139,904

Belize 0.07%

Belize Government (8.50% after 2/20/2012)~†(a)	6.00%	2/20/2029		2,190	1,379,700

Bermuda 0.14%

Bermuda Government†	5.603%	7/20/2020		2,550	2,867,452

Brazil 0.07%

Federal Republic of Brazil(a)	5.625%	1/7/2041		875	980,000
Federal Republic of Brazil(a)	8.25%	1/20/2034		400	583,000

Total					1,563,000

Canada 0.56%

Province of Quebec(a)	2.75%	8/25/2021		11,805	11,587,257

Cayman Islands 0.13%

Cayman Islands Government†	5.95%	11/24/2019		2,520	2,710,479

Colombia 0.05%

Republic of Colombia(a)	6.125%	1/18/2041		867	1,020,892

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST-TOTAL RETURN FUND August 31, 2011

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Dominican Republic 0.16%

Dominican Republic†(a)	7.50%	5/6/2021	$1,550	$1,593,400
Dominican Republic†(a)	9.04%	1/23/2018	1,570	1,750,009

Total				3,343,409

Ghana 0.11%

Republic of Ghana†(a)	8.50%	10/4/2017	2,000	2,276,000

Indonesia 0.09%

Republic of Indonesia†(a)	8.50%	10/12/2035	950	1,363,250
Republic of Indonesia†(a)	11.625%	3/4/2019	300	452,250

Total				1,815,500

Mexico 0.02%

United Mexican States(a)	5.95%	3/19/2019	400	475,000

Panama 0.06%

Republic of Panama(a)	6.70%	1/26/2036	1,091	1,355,567

Peru 0.07%

Republic of Peru(a)	6.55%	3/14/2037	1,105	1,356,387

Russia 0.62%

Russia Eurobonds†(a)	3.625%	4/29/2015	3,310	3,413,603
Russia Eurobonds†(a)	5.00%	4/29/2020	7,600	8,094,000
Russia Eurobonds†(a)	7.50%	3/31/2030	1,214	1,456,434

Total				12,964,037

Sri Lanka 0.06%

Republic of Sri Lanka†(a)	6.25%	10/4/2020	1,218	1,245,405

Turkey 0.12%

Republic of Turkey(a)	5.625%	3/30/2021	1,771	1,901,168
Republic of Turkey(a)	11.875%	1/15/2030	391	669,588

Total				2,570,756

Ukraine 0.09%

Ukraine Government†(a)	6.25%	6/17/2016	1,920	1,910,400

Venezuela 0.26%

Republic of Venezuela(a)	8.50%	10/8/2014	2,100	1,905,750
Republic of Venezuela(a)	9.375%	1/13/2034	4,977	3,434,130

Total				5,339,880

Vietnam 0.06%

Socialist Republic of Vietnam†(a)	6.875%	1/15/2016	1,130	1,197,800

Total Foreign Government Obligations (cost $64,280,972)				66,108,411

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST-TOTAL RETURN FUND August 31, 2011

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
GOVERNMENT SPONSORED ENTERPRISES BOND 0.23%

Federal National Mortgage Assoc. (cost $4,901,124)	1.25%	9/28/2016	$4,910	$4,900,347

GOVERNMENT SPONSORED ENTERPRISES COLLATERALIZED MORTGAGE OBLIGATIONS 2.98%

Federal Home Loan Mortgage Corp. K003 A5	5.085%	3/25/2019	11,700	13,210,038
Federal Home Loan Mortgage Corp. K004 A2	4.186%	8/25/2019	13,890	15,270,506
Federal Home Loan Mortgage Corp. K005 A2	4.317%	11/25/2019	15,000	16,451,326
Federal Home Loan Mortgage Corp. K703 A2	2.699%	5/25/2018	5,505	5,549,591
Federal National Mortgage Assoc. 2005-14 OP	4.50%	10/25/2028	3,326	3,372,108
Federal National Mortgage Assoc. 2009-M2 A2	3.334%	1/25/2019	7,660	8,241,563

Total Government Sponsored Enterprises Collateralized Mortgage Obligations (cost $58,569,861)				62,095,132

GOVERNMENT SPONSORED ENTERPRISES PASS-THROUGHS 21.84%

Federal Home Loan Mortgage Corp.(d)	4.00%	TBA	94,000	97,356,091
Federal Home Loan Mortgage Corp.	4.732%#	4/1/2034	8,351	8,872,320
Federal Home Loan Mortgage Corp.	4.874%#	5/1/2035	6,971	7,391,646
Federal Home Loan Mortgage Corp.(d)	5.00%	TBA	31,500	33,862,509
Federal Home Loan Mortgage Corp.	5.025%#	6/1/2036	5,178	5,468,582
Federal Home Loan Mortgage Corp.	5.079%#	9/1/2035	7,314	7,735,630
Federal Home Loan Mortgage Corp.	5.944%#	2/1/2037	1,506	1,605,157
Federal National Mortgage Assoc.(d)	3.50%	TBA	36,000	36,271,408
Federal National Mortgage Assoc.(d)	4.00%	TBA	19,050	19,746,516
Federal National Mortgage Assoc.(d)	4.50%	TBA	9,000	9,594,843
Federal National Mortgage Assoc.	4.50%	6/1/2041	55,683	58,940,569
Federal National Mortgage Assoc.	4.743%#	4/1/2038	7,487	8,038,552
Federal National Mortgage Assoc.	4.923%#	9/1/2037	5,918	6,237,134
Federal National Mortgage Assoc.	4.936%#	7/1/2038	5,950	6,363,510
Federal National Mortgage Assoc.	5.50%	9/1/2034 - 9/1/2038	110,372	121,525,678
Federal National Mortgage Assoc.	6.00%	10/1/2038	24,042	26,778,440

Total Government Sponsored Enterprises Pass-Throughs Obligations (cost $446,788,152)				455,788,585

MUNICIPAL BONDS 2.53%

Education 0.18%

Univ of CA Rev Build America Bds Regents Univ	5.77%	5/15/2043	2,880	3,128,141
Univ of MA Bldg Auth Build America Bds	5.45%	11/1/2040	575	629,855

Total				3,757,996

General Obligation 0.12%

IL St	5.877%	3/1/2019	2,402	2,570,861

Health Care 0.14%

CA Infrastr & Econ Dev Bk Build America Bds Regents Univ	6.486%	5/15/2049	2,580	2,843,005

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST-TOTAL RETURN FUND August 31, 2011

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Housing 0.16%

Indianapolis IN Loc Pub Impt Bd Bk Build America Bds Ser B2	6.116%	1/15/2040	$2,855	$3,277,740

Other Revenue 0.36%

Dallas TX Convtn Ctr Hotel Dev Corp Build America Bds	7.088%	1/1/2042	1,604	1,754,583
Metro Govt of Nashville & Davidson Cnty TN Convtn Ctr Auth Build America Bds Ser B	6.731%	7/1/2043	5,150	5,743,280

Total				7,497,863

Transportation 1.00%

Bay Area Toll Auth CA Build America Bds Ser S1	6.918%	4/1/2040	1,892	2,295,885
Bay Area Toll Auth CA Build America Bds Ser S3	6.907%	10/1/2050	2,047	2,531,279
Chicago IL O’Hare Intl Arpt Build America Bds Ser B	6.845%	1/1/2038	2,565	2,771,252
Clark Cnty NV Arpt Rev Build America Bds Ser B	6.881%	7/1/2042	4,050	4,334,796
Los Angeles Cnty CA Metro Transn Auth Build America Bds	5.735%	6/1/2039	3,500	3,924,095
Metro WA DC Arpts Auth Build America Bds	7.462%	10/1/2046	2,770	3,012,735
OR St Dept of Transn Hwy Build America Bds Ser A	5.834%	11/15/2034	1,794	2,058,956

Total				20,928,998

Utilities 0.57%

Grant Cnty WA Pub Util Dist No 2 Build America Bds	5.83%	1/1/2040	2,595	2,777,169
Las Vegas NV Vly Wtr Dist Build America Bds	7.013%	6/1/2039	540	664,454
Muni Elec Auth GA Build America Bds	7.055%	4/1/2057	6,440	6,378,112
San Diego Cnty CA Wtr Auth Build America Bds Ser B	6.138%	5/1/2049	1,740	2,058,437

Total				11,878,172

Total Municipal Bonds (cost $48,191,850)				52,754,635

NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES 8.54%

Banc of America Commercial Mortgage, Inc. 2003-1 A1	3.878%	9/11/2036	1,334	1,334,347
Banc of America Commercial Mortgage, Inc. 2003-2 A2	4.342%	3/11/2041	21	20,644
Banc of America Large Loan, Inc. 2009-FDG A†	5.204%	1/25/2042	7,865	8,569,912
Bear Stearns Commercial Mortgage Securities, Inc. 2005-T20 A2	5.127%	10/12/2042	3,110	3,103,940
Bear Stearns Commercial Mortgage Securities, Inc. 2006-PW12 AM	5.942%#	9/11/2038	4,060	3,890,889
Bear Stearns Commercial Mortgage Securities, Inc. 2007-PW17 A4	5.694%	6/11/2050	2,967	3,159,711
Citigroup/Deutsche Bank Commercial Mortgage Trust 2005-CD1 AJ	5.398%#	7/15/2044	2,650	2,210,437
Commercial Mortgage Pass-Through Certificates 2006-C7 A2	5.69%	6/10/2046	652	651,841

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST-TOTAL RETURN FUND August 31, 2011

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)

Commercial Mortgage Pass-Through Certificates 2006-C8 A4	5.306%	12/10/2046	$4,700	$5,015,950
Commercial Mortgage Pass-Through Certificates 2006-C8 AM	5.347%	12/10/2046	5,100	4,520,375
Commercial Mortgage Pass-Through Certificates 2007-C9 A4	6.008%#	12/10/2049	4,105	4,511,613
Commercial Mortgage Pass-Through Certificates 2007-FL14 AJ†	0.387%#	6/15/2022	4,955	4,519,235
CS First Boston Mortgage Securities Corp. 2001-CK6 A3	6.387%	8/15/2036	2,873	2,870,894
CS First Boston Mortgage Securities Corp. 2002-CKS4 A2	5.183%	11/15/2036	6,772	6,915,763
GE Capital Commercial Mortgage Corp. 2005-C1 A2	4.353%	6/10/2048	1,887	1,886,339
GE Capital Commercial Mortgage Corp. 2006-C1 A2	5.51%#	3/10/2044	4,929	5,058,717
GMAC Commercial Mortgage Securities, Inc. 2003-C1 A1	3.337%	5/10/2036	2,181	2,193,623
GMAC Commercial Mortgage Securities, Inc. 2006-C1 A2	5.147%	11/10/2045	329	328,235
Greenwich Capital Commercial Funding Corp. 2006-GG7 AM	6.074%#	7/10/2038	4,950	4,685,648
Greenwich Capital Commercial Funding Corp. 2007-GG9 A2	5.381%	3/10/2039	7,900	7,957,995
GS Mortgage Securities Corp. II 2006-GG6 A2	5.506%	4/10/2038	2,791	2,788,248
GS Mortgage Securities Corp. II 2006-GG6 AM	5.622%	4/10/2038	5,130	4,790,804
GS Mortgage Securities Corp. II 2006-GG8 AM	5.591%	11/10/2039	4,000	3,705,154
JPMorgan Chase Commercial Mortgage Securities Corp. 2002-C1 A3	5.376%	7/12/2037	8,098	8,249,205
JPMorgan Chase Commercial Mortgage Securities Corp. 2004-LN2 A1	4.475%	7/15/2041	2,478	2,497,313
JPMorgan Chase Commercial Mortgage Securities Corp. 2005-LDP3 AJ	5.14%#	8/15/2042	1,500	1,333,431
JPMorgan Chase Commercial Mortgage Securities Corp. 2007-LD11 A2	5.99%#	6/15/2049	7,020	7,141,365
JPMorgan Chase Commercial Mortgage Securities Corp. 2007-LD11 AM	6.005%#	6/15/2049	6,235	4,959,269
LB-UBS Commercial Mortgage Trust 2005-C1 A2	4.31%	2/15/2030	103	103,457
LB-UBS Commercial Mortgage Trust 2006-C6 AJ	5.452%	9/15/2039	2,691	2,092,119
LB-UBS Commercial Mortgage Trust 2007-C1 A2	5.318%	2/15/2040	4,130	4,150,982
LB-UBS Commercial Mortgage Trust 2007-C1 AM	5.455%	2/15/2040	4,130	3,726,020
Merrill Lynch Floating Trust 2008-LAQA A1†	0.744%#	7/9/2021	7,024	6,754,584
Merrill Lynch Mortgage Trust 2005-CKI1 A4FL	0.457%#	11/12/2037	8,175	7,948,900
Merrill Lynch Mortgage Trust 2005-CKI1 AJ	5.392%#	11/12/2037	2,700	2,277,210
Merrill Lynch Mortgage Trust 2005-MCP1 A2	4.556%	6/12/2043	1,864	1,873,179
Merrill Lynch Mortgage Trust 2005-MKB2 A2	4.806%	9/12/2042	1,975	1,973,700
Merrill Lynch Mortgage Trust 2007-C1 A2FL†	0.517%#	6/12/2050	6,353	6,236,468
Merrill Lynch/Countrywide Commercial Mortgage Trust 2006-1 A2	5.439%	2/12/2039	1,130	1,128,554
Merrill Lynch/Countrywide Commercial Mortgage Trust 2006-1 AJ	5.706%#	2/12/2039	2,000	1,644,308

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST-TOTAL RETURN FUND August 31, 2011

Investments	Interest Rate	Maturity Date	Principal Amount (000)		Fair Value
NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)

Merrill Lynch/Countrywide Commercial Mortgage Trust 2007-5 A4	5.378%	8/12/2048	$5,000		$5,146,190
Morgan Stanley Capital I 2005-HQ7 AAB	6.656%#	11/14/2042	4,391		4,506,049
Morgan Stanley Capital I 2006-T21 A2	5.09%	10/12/2052	2,884		2,878,393
Morgan Stanley Capital I 2007-HQ11 A4	5.447%	2/12/2044	3,500		3,758,706
Wachovia Bank Commercial Mortgage Trust 2003-C5 A1	2.986%	6/15/2035	1,223		1,222,223
Wachovia Bank Commercial Mortgage Trust 2005-C20 B	5.396%#	7/15/2042	3,340		2,872,338
Wachovia Bank Commercial Mortgage Trust 2005-C22 A2	5.242%	12/15/2044	89		88,432
Wachovia Bank Commercial Mortgage Trust 2006-C23 AJ	5.515%	1/15/2045	2,115		1,769,569
Wachovia Bank Commercial Mortgage Trust 2006-C27 AM	5.795%	7/15/2045	5,000		4,693,672
Wachovia Bank Commercial Mortgage Trust 2006-C28 AM	5.603%	10/15/2048	2,920		2,507,160

Total Non-Agency Commercial Mortgage-Backed Securities (cost $185,087,857)					178,223,110

PASS-THROUGH AGENCIES 1.47%

Government National Mortgage Assoc.(d)	4.00%	TBA	29,000		30,676,562
Government National Mortgage Assoc.	12.00%	8/15/2013	—	(e)	27

Total Pass-Through Agencies (cost $30,409,237)					30,676,589

U.S. TREASURY OBLIGATIONS 22.04%

U.S. Treasury Bond	4.375%	5/15/2041	54,251		62,184,992
U.S. Treasury Note	0.625%	7/15/2014	94,709		95,589,509
U.S. Treasury Note	1.00%	8/31/2016	201,725		202,214,587
U.S. Treasury Note	1.375%	1/15/2013	58,516		59,489,765
U.S. Treasury Note	2.125%	8/15/2021	40,790		40,452,136

Total U.S. Treasury Obligations (cost $458,038,685)					459,930,989

Total Long-Term Investments (cost $2,187,081,071)					2,225,759,206

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(concluded)

LORD ABBETT INVESTMENT TRUST-TOTAL RETURN FUND August 31, 2011

Investments	Principal Amount (000)	Fair Value
SHORT-TERM INVESTMENTS 10.30%

Repurchase Agreements

Repurchase Agreement dated 8/31/2011, 0.03% due 9/1/2011 with Bank of America Corp. collateralized by $207,037,000 of U.S. Treasury Note at 2.625% due 11/15/2020; value: $217,842,095; proceeds: $212,900,177	$212,900	$212,900,000
Repurchase Agreement dated 8/31/2011, Zero Coupon due 9/1/2011 with Fixed Income Clearing Corp. collateralized by $1,955,000 of Federal Home Loan Bank at 0.049% due 1/18/2012; value: $1,954,023; proceeds: $1,914,352	1,914	1,914,352

Total Short-Term Investments (cost $214,814,352)		214,814,352

Total Investments in Securities 116.97% (cost $2,401,895,423)		2,440,573,558

Liabilities in Excess of Cash, Foreign Cash and Other Assets(f) (16.97%)		(354,012,872)

Net Assets 100.00%		$2,086,560,686

EUR euro.

GBP British pound.

†	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, unless registered under such Act or exempted from registration, may only be resold to qualified institutional investors. Unless otherwise noted, 144A securities are deemed to be liquid.
#	Variable rate security. The interest rate represents the rate in effect at August 31, 2011.
~	Deferred interest debentures pay the stated rate, after which they pay a predetermined interest rate.
(a)	Foreign security traded in U.S. dollars.
(b)	Floating Rate Loans in which the Fund invests generally pay interest at rates that are periodically re-determined at a margin above the London Interbank Offered Rate (“LIBOR”) or the prime rate offered by major U.S. banks. The rate shown is the rate(s) in effect at August 31, 2011.
(c)	Investment in non-U.S. dollar denominated securities.
(d)	To-be-announced (“TBA”). Security purchased on a forward commitment basis with an approximate principal and maturity date. Actual principal and maturity will be determined upon settlement when the specific mortgage pools are assigned.
(e)	Amount is less than $1,000.
(f)	Liabilities in Excess of Cash, Foreign Cash and Other Assets include net unrealized depreciation on TBA sale commitment and forward foreign currency exchange contracts as follows:

TBA SALE COMMITMENT

Government Sponsored Enterprises Pass-Through	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value	Unrealized Depreciation
Federal National Mortgage Assoc.(d) (Proceeds $4,216,875)	4.50%	TBA	$4,000	$(4,227,344)	$(10,469)

Open Forward Foreign Currency Exchange Contracts at August 31, 2011:

Forward Foreign Currency Exchange Contracts	Transaction Type	Counterparty	Expiration Date	Foreign Currency	U.S. $ Cost on Origination Date	U.S. $ Current Value	Unrealized Appreciation (Depreciation)
British pound	Sell	UBS AG	9/12/2011	300,000	$491,049	$486,936	$4,113
euro	Sell	Goldman Sachs	10/13/2011	1,234,313	1,725,544	1,772,194	(46,650)

Net Unrealized Depreciation on Forward Foreign Currency Exchange Contracts							$(42,537)

See Notes to Schedule of Investments.

Notes to Schedule of Investments (unaudited)

1. ORGANIZATION

Lord Abbett Investment Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as a diversified, open-end management investment company and was organized as a Delaware statutory trust on August 16, 1993. The Trust currently consists of the following twelve funds (separately, a “Fund” and collectively, the “Funds”): Lord Abbett Balanced Strategy Fund (“Balanced Strategy Fund”), Lord Abbett Convertible Fund (“Convertible Fund”), Lord Abbett Core Fixed Income Fund (“Core Fixed Income Fund”), Lord Abbett Diversified Equity Strategy Fund (“Diversified Equity Strategy Fund”), Lord Abbett Diversified Income Strategy Fund (“Diversified Income Strategy Fund”), Lord Abbett Floating Rate Fund (“Floating Rate Fund”), Lord Abbett Growth & Income Strategy Fund (“Growth & Income Strategy Fund”), Lord Abbett High Yield Fund (“High Yield Fund”), Lord Abbett Income Fund (“Income Fund”), Lord Abbett Inflation Focused Fund (“Inflation Focused Fund”), Lord Abbett Short Duration Income Fund (“Short Duration Income Fund”) and Lord Abbett Total Return Fund (“Total Return Fund”).

Balanced Strategy Fund’s investment objective is to seek current income and capital growth. Convertible Fund’s investment objective is to seek current income and the opportunity for capital appreciation to produce a high total return. Core Fixed Income Fund’s and Total Return Fund’s investment objective is to seek income and capital appreciation to produce a high total return. Diversified Equity Strategy Fund’s investment objective is to seek capital appreciation. Each of Diversified Income Strategy Fund’s and Floating Rate Fund’s investment objective is to seek a high level of current income. Growth & Income Strategy Fund’s investment objective is to seek long-term capital appreciation and growth of income. High Yield Fund’s investment objective is to seek high current income and the opportunity for capital appreciation to produce a high total return. Each of Income Fund’s and Short Duration Income Fund’s investment objective is to seek a high level of income consistent with preservation of capital. Inflation Focused Fund’s primary investment objective is to provide investment returns that exceed the rate of inflation in the U.S. economy over a full economic cycle. As a secondary objective, the Fund seeks current income. Each of Balanced Strategy Fund, Diversified Equity Strategy Fund, Diversified Income Strategy Fund and Growth & Income Strategy Fund invest in other mutual funds (“Underlying Funds”) managed by Lord, Abbett & Co. LLC (“Lord Abbett”).

2. SIGNIFICANT ACCOUNTING POLICIES

(a)	Investment Valuation-Securities actively traded on any recognized U.S. or non-U.S. exchange or on The NASDAQ Stock Market LLC are valued at the last sale price or official closing price on the exchange or system on which they are principally traded. Events occurring after the close of trading on non-U.S. exchanges may result in adjustments to the valuation of foreign securities to more accurately reflect their fair value as of the close of regular trading on the New York Stock Exchange LLC (“NYSE”). Each Fund may rely on an independent fair valuation service in adjusting the valuations of foreign securities. Unlisted equity securities are valued at the last quoted sale price or, if no sale price is available, at the mean between the most recently quoted bid and asked prices. Fixed income securities are valued at the mean between the bid and asked prices on the basis of prices supplied by independent pricing services, which reflect broker/dealer supplied valuations and the independent pricing services’ own electronic data processing techniques. Forward foreign currency exchange contracts are valued using daily forward exchange rates. Exchange-traded options and futures contracts are valued at the last sale price in the market where they are principally traded. If no sale has occurred, the mean between the most recently quoted bid and asked prices is used. Floating rate loans are valued at the average of bid and ask quotations obtained from dealers in loans on the basis of prices supplied by independent pricing services. Swaps are valued daily using independent pricing services or quotations from broker/dealer to the extent available. Securities for which market quotations are not readily available are valued at fair value as determined by management and approved in good faith by the Board of Trustees. Investments in the Underlying Funds are valued at their net asset value (“NAV”) each business day at the close of regular trading on the NYSE, normally 4:00 p.m. Eastern time. Short-term securities with 60 days or less remaining to maturity are valued using the amortized cost method, which approximates current fair value.

(b)	Security Transactions-Security transactions are recorded as of the date that the securities are purchased or sold (trade date).

(c)	Foreign Transactions-The books and records of each Fund are maintained in U.S. dollars and transactions denominated in foreign currencies are recorded in each Fund’s records at the rate prevailing when earned or recorded.

The Funds use foreign currency exchange contracts to facilitate transactions in foreign-denominated securities. Losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts’ terms.

Notes to Schedule of Investments (unaudited)(continued)

(d)	Forward Foreign Currency Exchange Contracts-Each Fund may enter into forward foreign currency exchange contracts in order to reduce their exposure to changes in foreign currency exchange rates on its foreign portfolio holdings or gain or reduce exposure to foreign currency for investment purposes. A forward foreign currency exchange contract is a commitment to purchase or sell a foreign currency at a future date at a negotiated rate. The contracts are valued daily at forward exchange rates. As of August 31, 2011, only High Yield Fund, Income Fund, Short Duration Income Fund and Total Return Fund had open forward foreign currency exchange contracts.

(e)	Futures Contracts-Each Fund may purchase and sell futures contracts to enhance returns, to attempt to hedge some of its investment risk, or as a substitute position for holding the underlying asset on which the instrument is based. At the time of entering into a futures transaction, an investor is required to deposit and maintain a specified amount of cash or eligible securities called “initial margin.” Subsequent payments made or received by a Fund called “variation margin” are made on a daily basis as the market price of the futures contract fluctuates. Each Fund will record an unrealized gain (loss) based on the amount of variation margin. When a contract is closed, a realized gain (loss) is recorded equal to the difference between the opening and closing value of the contract. As of August 31, 2011, only Income Fund, Inflation Focused Fund and Short Duration Income Fund had open futures contracts.

(f)	When-Issued, Forward Transactions or To-Be-Announced (“TBA”) Transactions-Each Fund may purchase portfolio securities on a when-issued or forward basis. When-issued, forward transactions or TBA transactions involve a commitment by a Fund to purchase securities, with payment and delivery (“settlement”) to take place in the future, in order to secure what is considered to be an advantageous price or yield at the time of entering into the transaction. During the period between purchase and settlement, the fair value of the securities will fluctuate and assets consisting of cash and/or marketable securities (normally short-term U.S. Government or U.S. Government sponsored enterprise securities) marked to market daily in an amount sufficient to make payment at settlement will be segregated at each Fund’s custodian in order to pay for the commitment. At the time each Fund makes the commitment to purchase a security on a when-issued basis, it will record the transaction and reflect the liability for the purchase and fair value of the security in determining its NAV. Each Fund, generally, has the ability to close out a purchase obligation on or before the settlement date rather than take delivery of the security. Under no circumstances will settlement for such securities take place more than 120 days after the purchase date.

(g)	TBA Sale Commitments-Each Fund may enter into TBA sale commitments to hedge its positions or to sell mortgage-backed securities it owns under delayed delivery arrangements. Proceeds of TBA sale commitments are not received until the contractual settlement date. During the time a TBA sale commitment is outstanding, equivalent deliverable securities, or an offsetting TBA purchase commitment deliverable on or before the sale commitment date, are held as “cover” for the transaction. Unsettled TBA sale commitments are valued at the current market value of the underlying securities, according to the procedures described under “Investment Valuation” above. The contract is adjusted to market value daily and the change in market value is recorded by each Fund as unrealized appreciation (depreciation). If the TBA sale (purchase) commitment is closed through the acquisition of an offsetting purchase (sale) commitment, each Fund realizes a gain or loss from the sale of the securities based upon the unit price established at the date the commitment was entered into.

(h)	Mortgage Dollar Rolls-Each Fund may enter into mortgage dollar rolls in which a Fund sells mortgage-backed securities for delivery in the current month and simultaneously contracts with the same counterparty to repurchase similar (same type, coupon and maturity) but not identical securities on a specified future date. During the roll period, each Fund loses the right to receive principal (including prepayments of principal) and interest paid on the securities sold.

(i)	Time Deposits-Each Fund may invest in time deposits. Time deposits are non-negotiable deposits maintained at a banking institution for a specified period of time (often overnight) at a specified interest rate.

(j)	Repurchase Agreements-Each Fund may enter into repurchase agreements with respect to securities. A repurchase agreement is a transaction in which a Fund acquires a security and simultaneously commits to resell that security to the seller (a bank or securities dealer) at an agreed-upon price on an agreed-upon date. Each Fund requires at all times that the repurchase agreement be collateralized by cash, or by securities of the U.S. Government, its agencies, its instrumentalities, or U.S. Government sponsored enterprises having a value equal to, or in excess of, the value of the repurchase agreement (including accrued interest). If the seller of the agreement defaults on its obligation to repurchase the underlying securities at a time when the fair value of these securities has declined, a Fund may incur a loss upon disposition of the securities.

Notes to Schedule of Investments (unaudited)(continued)

(k)	Floating Rate Loans-Each Fund may invest in floating rate loans, which usually take the form of loan participations and assignments. Loan participations and assignments are agreements to make money available to U.S. or foreign corporations, partnerships or other business entities (the “Borrower”) in a specified amount, at a specified rate and within a specified time. A loan is typically originated, negotiated and structured by a U.S. or foreign bank, insurance company or other financial institution (the “Agent”) for a group of loan investors (“Loan Investors”). The Agent typically administers and enforces the loan on behalf of the other Loan Investors in the syndicate and may hold any collateral on behalf of the Loan Investors. Such loan participations and assignments are typically senior, secured and collateralized in nature. A Fund records an investment when the Borrower withdraws money and records interest as earned. These loans pay interest at rates which are periodically reset by reference to a base lending rate plus a spread. These base lending rates are generally the prime rate offered by a designated U.S. bank or London InterBank Offered Rate (“LIBOR”).

The loans in which each Fund invests may be subject to some restrictions on resale. For example, each Fund may be contractually obligated to receive approval from the Agent and/or Borrower prior to the sale of these investments. Each Fund generally has no right to enforce compliance with the terms of the loan agreement with the Borrower. As a result, each Fund assumes the credit risk of the Borrower, the selling participant and any other persons interpositioned between each Fund and the Borrower (“Intermediate Participants”). In the event that the Borrower, selling participant or Intermediate Participants become insolvent or enter into bankruptcy, each Fund may incur certain costs and delays in realizing payment or may suffer a loss of principal and/or interest.

Unfunded commitments represent the remaining obligation of each Fund to the Borrower. At any point in time, up to the maturity date of the issue, the Borrower may demand the unfunded portion. As of August 31, 2011, only Floating Rate Fund had the following unfunded loan commitments:

Borrower	Unfunded Commitment	Unrealized Depreciation
Reynolds Group Holdings, Inc. Tranche C Term Loan	$14,000,000	$(536,662)

(l)	Inflation-Linked Derivatives-The Inflation Focused Fund may invest in inflation-linked derivatives, such as Consumer Price Index Swap Agreements (“CPI swaps”). A CPI swap is a contract in which one party agrees to pay a fixed rate in exchange for a variable rate, which is the rate of change in the CPI during the life of the contract. Payments are based on a notional amount of principal. The Fund will normally enter into CPI swap contracts on a zero coupon basis, meaning that the floating rate will be based on the cumulative CPI during the life of the contract, and the fixed rate will compound until the swap’s maturity date, at which point the payments are netted.

(m)	Fair Value Measurements-Fair value is defined as the price that each Fund would receive upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market of the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk—for example, the risk inherent in a particular valuation technique used to measure fair value (such as a pricing model) and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below:

•	Level 1 - unadjusted quoted prices in active markets for identical investments;

•	Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.); and

•	Level 3 - significant unobservable inputs (including each Fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Notes to Schedule of Investments (unaudited)(continued)

The following is a summary of the inputs used as of August 31, 2011 in valuing each Fund’s investments carried at fair value:

	Balanced Strategy Fund
Investment Type	Level 1 (000)	Level 2 (000)	Level 3 (000)		Total (000)
Investments in Underlying Funds	$1,322,551	$—	$—		$1,322,551
Repurchase Agreement	—	935	—		935

Total	$1,322,551	$935	$—		$1,323,486

	Convertible Fund
Investment Type*	Level 1	Level 2	Level 3		Total
Common Stocks	$12,156,234	$—	$—		$12,156,234
Convertible Bonds	—	208,295,576	—		208,295,576
Convertible Preferred Stocks	41,197,157	16,408,483	—		57,605,640
Corporate Bonds	—	2,043,375	—		2,043,375
Warrant	—	—	—	(1)	—	(1)
Repurchase Agreement	—	18,409,792	—		18,409,792

Total	$53,353,391	$245,157,226	$—	(1)	$298,510,617

(1) Valued at zero as of August 31, 2011.

	Core Fixed Income Fund
Investment Type*	Level 1	Level 2	Level 3		Total
Asset-Backed Securities	$—	$69,780,563	$—		$69,780,563
Corporate Bonds	—	184,194,070	—		184,194,070
Floating Rate Loan	—	1,971,250	—		1,971,250
Foreign Government Obligations	—	9,014,573	—		9,014,573
Government Sponsored Enterprises Bond	—	1,507,031	—		1,507,031
Government Sponsored Enterprises Collateralized Mortgage Obligations	—	24,591,323	—		24,591,323
Government Sponsored Enterprises Pass-Throughs	—	179,133,205	—		179,133,205
Municipal Bonds	—	16,816,393	—		16,816,393
Non-Agency Commercial Mortgage-Backed Securities	—	59,967,062	—		59,967,062
Pass-Through Agency	—	10,578,125	—		10,578,125
U.S. Treasury Obligations	—	213,730,024	—		213,730,024
Repurchase Agreements	—	65,079,092	—		65,079,092

Total	$—	$836,362,711	$—		$836,362,711

	Diversified Equity Strategy Fund
Investment Type	Level 1 (000)	Level 2 (000)	Level 3 (000)		Total (000)
Investments in Underlying Funds	$174,325	$—	$—		$174,325
Repurchase Agreement	—	171	—		171

Total	$174,325	$171	$—		$174,496

Notes to Schedule of Investments (unaudited)(continued)

	Diversified Income Strategy Fund
Investment Type	Level 1 (000)	Level 2 (000)	Level 3 (000)	Total (000)
Investments in Underlying Funds	$403,090	$—	$—	$403,090

Total	$403,090	$—	$—	$403,090

	Floating Rate Fund
Investment Type*	Level 1	Level 2	Level 3	Total
Corporate Bonds	$—	$266,252,592	$—	$266,252,592
Floating Rate Loans	—	2,781,868,449	48,033,754	2,829,902,203

Total	$—	$3,048,121,041	$48,033,754	$3,096,154,795

	Growth & Income Strategy Fund
Investment Type	Level 1 (000)	Level 2 (000)	Level 3 (000)	Total (000)
Investments in Underlying Funds	$639,173	$—	$—	$639,173
Repurchase Agreement	—	457	—	457

Total	$639,173	$457	$—	$639,630

	High Yield Fund
Investment Type*	Level 1	Level 2	Level 3	Total
Common Stocks	$20,132,103	$—	$—	$20,132,103
Convertible Bonds	—	8,269,187	—	8,269,187
Convertible Preferred Stocks	2,392,200	602,187	—	2,994,387
Floating Rate Loans	—	60,287,886	6,826,616	67,114,502
Foreign Bonds	—	53,460,947	—	53,460,947
Foreign Government Obligations	—	20,868,488	—	20,868,488
High Yield Corporate Bonds	—	1,141,686,496	—	1,141,686,496
Non-Agency Commercial Mortgage-Backed Securities	—	8,537,237	—	8,537,237
Warrants	801,453	275,528	—	1,076,981
Repurchase Agreement	—	12,112,330	—	12,112,330

Total	$23,325,756	$1,306,100,286	$6,826,616	$1,336,252,658

Other Financial Instruments
Forward Foreign Currency Exchange Contracts
Assets	$—	$181,315	$—	$181,315
Liabilities	—	(416,847)	—	(416,847)

Total	$—	$(235,532)	$—	$(235,532)

Notes to Schedule of Investments (unaudited)(continued)

	Income Fund
Investment Type*	Level 1	Level 2	Level 3	Total
Asset-Backed Securities	$—	$59,674,027	$—	$59,674,027
Corporate Bonds	—	905,285,790	—	905,285,790
Floating Rate Loans	—	12,196,718	—	12,196,718
Foreign Bonds	—	7,486,932	—	7,486,932
Foreign Government Obligations	—	11,315,494	—	11,315,494
Government Sponsored Enterprises Collateralized Mortgage Obligations	—	28,777,082	—	28,777,082
Government Sponsored Enterprises Pass-Through	—	15,303,754	—	15,303,754
Municipal Bonds	—	23,259,584	—	23,259,584
Non-Agency Commercial Mortgage-Backed Securities	—	54,523,725	—	54,523,725
U.S. Treasury Obligation	—	3,548,592	—	3,548,592
Repurchase Agreements	—	27,538,143	—	27,538,143

Total	$—	$1,148,909,841	$—	$1,148,909,841

Other Financial Instruments
Forward Foreign Currency Exchange Contracts
Assets	$—	$872,140	$—	$872,140
Liabilities	—	(1,736,810)	—	(1,736,810)
Futures Contracts
Assets	613,102	—	—	613,102
Liabilities	—	—	—	—

Total	$613,102	$(864,670)	$—	$(251,568)

	Inflation Focused Fund
Investment Type*	Level 1	Level 2	Level 3	Total
Asset-Backed Securities	$—	$9,019,895	$—	$9,019,895
Corporate Bonds	—	76,081,386	—	76,081,386
Floating Rate Loans	—	1,915,403	—	1,915,403
Foreign Government Obligations	—	396,004	—	396,004
Government Sponsored Enterprises Bond	—	294,420	—	294,420
Government Sponsored Enterprises Collateralized Mortgage Obligations	—	5,078,526	—	5,078,526
Government Sponsored Enterprises Pass-Throughs	—	5,363,817	—	5,363,817
Municipal Bond	—	78,091	—	78,091
Non-Agency Commercial Mortgage-Backed Securities	—	32,151,483	—	32,151,483
U.S. Treasury Obligation	—	125,303		125,303
Repurchase Agreement	—	5,258,466	—	5,258,466

Total	$—	$135,762,794	$—	$135,762,794

Other Financial Instruments
Futures Contracts
Assets	$23,459	$—	$—	$23,459
Liabilities	—	—	—	—
CPI Swaps
Assets	—	—	—	—
Liabilities	—	(3,166,405)	—	(3,166,405)

Total	$23,459	$(3,166,405)	$—	$(3,142,946)

Notes to Schedule of Investments (unaudited)(continued)

	Short Duration Income Fund
Investment Type*	Level 1	Level 2	Level 3	Total
Asset-Backed Securities	$—	$1,149,104,456	$—	$1,149,104,456
Corporate Bonds	—	7,929,206,020	—	7,929,206,020
Floating Rate Loans	—	251,885,251	—	251,885,251
Foreign Bonds	—	80,868,480	—	80,868,480
Foreign Government Obligations	—	47,166,020	—	47,166,020
Government Sponsored Enterprises Bond	—	32,635,712	—	32,635,712
Government Sponsored Enterprises Collateralized Mortgage Obligations	—	534,430,207	—	534,430,207
Government Sponsored Enterprises Pass-Throughs	—	526,568,021	—	526,568,021
Municipal Bonds	—	96,749,421	—	96,749,421
Non-Agency Commercial Mortgage-Backed Securities	—	4,002,474,973	—	4,002,474,973
U.S. Treasury Obligation	—	5,012,135	—	5,012,135
Repurchase Agreements	—	648,860,758	—	648,860,758

Total	$—	$15,304,961,454	$—	$15,304,961,454

Other Financial Instruments
Forward Foreign Currency Exchange Contracts
Assets	$—	$416,191	$—	$416,191
Liabilities	—	(571,445)	—	(571,445)
Futures Contracts
Assets	2,084,116	—	—	2,084,116
Liabilities	—	—	—	—

Total	$2,084,116	$(155,254)	$—	$1,928,862

	Total Return Fund
Investment Type*	Level 1	Level 2	Level 3	Total
Asset-Backed Securities	$—	$207,003,895	$—	$207,003,895
Corporate Bonds	—	698,955,383	—	698,955,383
Floating Rate Loans	—	7,475,346	—	7,475,346
Foreign Bonds	—	1,846,784	—	1,846,784
Foreign Government Obligations	—	66,108,411	—	66,108,411
Government Sponsored Enterprises Bond	—	4,900,347	—	4,900,347
Government Sponsored Enterprises Collateralized Mortgage Obligations	—	62,095,132	—	62,095,132
Government Sponsored Enterprises Pass-Throughs	—	455,788,585	—	455,788,585
Municipal Bonds	—	52,754,635	—	52,754,635
Non-Agency Commercial Mortgage-Backed Securities	—	178,223,110	—	178,223,110
Pass-Through Agencies	—	30,676,589	—	30,676,589
U.S. Treasury Obligations	—	459,930,989	—	459,930,989
Repurchase Agreements	—	214,814,352	—	214,814,352

Total	$—	$2,440,573,558	$—	$2,440,573,558

Other Financial Instruments
Forward Foreign Currency Exchange Contracts
Assets	$—	$4,113	$—	$4,113
Liabilities	—	(46,650)	—	(46,650)
TBA Sale Commitment	—	(4,227,344)	—	(4,227,344)

Total	$—	$(4,269,881)	$—	$(4,269,881)

*	See Schedule of Investments for fair values in each industry.

Notes to Schedule of Investments (unaudited)(continued)

The following is a reconciliation of investments with unobservable inputs (Level 3) that were used in determining fair value:

Fund	Convertible Fund	Floating Rate Fund	High Yield Fund
Investment Type	Convertible Bonds	Floating Rate Loans	Floating Rate Loans
Balance as of December 1, 2010	$2,965,261	$8,864,973	$—
Accrued discounts/premiums	158,953	43,529	(77)
Realized gain (loss)	(4,746,236)	39,137	—
Change in unrealized appreciation/depreciation	3,990,012	(1,870,605)	(82,610)
Net purchases (sales)	(2,367,990)	40,956,720	6,909,303
Net transfers in or out of Level 3	—	—	—

Balance as of August 31, 2011	$—	$48,033,754	$6,826,616

	Convertible Fund
	Corporate Bonds
Balance as of December 1, 2010	$106
Accrued discounts/premiums	—
Realized gain (loss)	(1,197,474)
Change in unrealized appreciation/depreciation	1,197,368
Net purchases (sales)	—
Net transfers in or out of Level 3	—

Balance as of August 31, 2011	$—

(m)	Disclosures about Derivative Instruments and Hedging Activities-High Yield Fund, Income Fund, Short Duration Income Fund and Total Return Fund entered into forward foreign currency exchange contracts during the period ended August 31, 2011 (as described in note 2(d)). A forward foreign currency exchange contract reduces the Funds’ exposure to changes in the value of the currency it will deliver (or settle in cash) and increases its exposure to changes in the value of the currency it will receive (or settle in cash) for the duration of the contract. The Funds’ use of forward foreign currency exchange contracts involves the risk that Lord Abbett will not accurately predict currency movements, and the Funds’ returns could be reduced as a result. Forward foreign currency exchange contracts are subject to the risk that those currencies will decline in value relative to the U.S. dollar, or, in the case of hedged positions, that the U.S. dollar will decline relative to the currency being hedged. Currency rates in foreign countries may fluctuate significantly over short periods of time. The Funds’ risk of loss from counterparty credit risk is the unrealized appreciation/depreciation on foreign currency exchange contracts.

Income Fund, Inflation Focused Fund and Short Duration Income Fund entered into U.S. Treasury futures contracts during the period ended August 31, 2011 (as described in note 2(e)) to hedge against changes in interest rates. The Funds bear the risk of interest rates moving unexpectedly, in which case the Funds may not achieve the anticipated benefits of the futures contracts and realize a loss. There is minimal counterparty credit risk to the Funds since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees futures against default.

The Inflation Focused Fund entered into CPI swaps during period ended August 31, 2011 (as described in note 2(k)) to speculate the rate of inflation in the U.S. economy. The Fund’s use of CPI swaps involves the risk that Lord Abbett will not accurately predict expectations of inflation or interest rates, and the Fund’s returns could be reduced as a result. The Fund’s risk of loss from counterparty credit risk is the discounted net value of the cash flows to be received from the counterparty over the life of the contract, to the extent that amount is positive.

As of August 31, 2011, the High Yield Fund, Income Fund, Inflation Focused Fund, Short Duration Income Fund and Total Return Fund had the following derivatives, grouped into appropriate risk categories that illustrate how and why the Funds use derivative instruments:

Notes to Schedule of Investments (unaudited)(continued)

	High Yield Fund		Income Fund
Asset Derivatives	Forward Foreign Currency Exchange Contracts	Fair Value	Interest Rate Contracts	Forward Foreign Currency Exchange Contracts	Fair Value
Futures Contracts	$—	$—	$613,102	$—	$613,102
Forward Foreign Currency Exchange Contracts	181,315	181,315	—	872,140	872,140

Total	$181,315	$181,315	$613,102	$872,140	$1,485,242

Liability Derivatives
Forward Foreign Currency Exchange Contracts	$416,847	$416,847	$—	$1,736,810	$1,736,810

Total	$416,847	$416,847	$—	$1,736,810	$1,736,810

	Inflation Focused Fund		Short Duration Income Fund
Asset Derivatives	Interest Rate Contracts	Fair Value	Interest Rate Contracts	Forward Foreign Currency Exchange Contracts	Fair Value
Futures Contracts	$23,459	$23,459	$2,084,116	$—	$2,084,116
Forward Foreign Currency Exchange Contracts	—	—	—	416,191	416,191
CPI Swaps	—	—	—	—	—

Total	$23,459	$23,459	$2,084,116	$416,191	$2,500,307

Liability Derivatives
Futures Contracts	$—	$—	$—	$—	$—
Forward Foreign Currency Exchange Contracts	—	—	—	571,445	571,445
CPI Swaps	3,166,405	3,166,405	—	—	—

Total	$3,166,405	$3,166,405	$—	$571,445	$571,445

	Total Return Fund
Asset Derivatives	Forward Foreign Currency Exchange Contracts	Fair Value
Forward Foreign Currency Exchange Contracts	$4,113	$4,113

Total	$4,113	$4,113

Liability Derivatives
Forward Foreign Currency Exchange Contracts	$46,650	$46,650

Total	$46,650	$46,650

Notes to Schedule of Investments (unaudited)(continued)

3. FEDERAL TAX INFORMATION

As of August 31, 2011, the aggregate unrealized security gains and losses based on cost for U.S. federal income tax purposes were as follows:

	Balanced Strategy Fund	Convertible Fund	Core Fixed Income Fund
Tax cost	$1,379,244,101	$310,591,120	$822,484,057

Gross unrealized gain	7,542,681	13,833,012	16,657,529
Gross unrealized loss	(63,301,090)	(25,913,515)	(2,778,875)

Net unrealized security gain (loss)	$(55,758,409)	$(12,080,503)	$13,878,654

	Diversified Equity Strategy Fund	Diversified Income Strategy Fund	Floating Rate Fund
Tax cost	$166,244,001	$406,572,676	$3,254,664,470

Gross unrealized gain	9,182,935	2,395,661	3,276,909
Gross unrealized loss	(930,531)	(5,878,524)	(161,786,584)

Net unrealized security gain (loss)	$8,252,404	$(3,482,863)	$(158,509,675)

	Growth & Income Strategy Fund	High Yield Fund	Income Fund
Tax cost	$660,196,407	$1,371,292,153	$1,105,117,860

Gross unrealized gain	15,740,009	30,404,382	54,668,432
Gross unrealized loss	(36,306,780)	(65,443,877)	(10,876,451)

Net unrealized security gain (loss)	$(20,566,771)	$(35,039,495)	$43,791,981

	Inflation Focused Fund	Short Duration Income Fund	Total Return Fund
Tax cost	$136,875,404	$15,298,400,291	$2,405,191,118

Gross unrealized gain	486,781	156,132,862	53,259,670
Gross unrealized loss	(1,599,391)	(149,571,699)	(17,877,230)

Net unrealized security gain (loss)	$(1,112,610)	$6,561,163	$35,382,440

The difference between book-basis and tax-basis unrealized gains (losses) is attributable to the tax treatment of amortization of premium, certain securities, certain distributions received and wash sales.

4. TRANSACTIONS WITH AFFILIATED ISSUERS

An affiliated issuer is one in which a Fund has ownership of at least 5% of the outstanding voting securities of the underlying issuer at any point during the fiscal year or any company which is under common ownership or control. The Balanced Strategy Fund, Diversified Equity Strategy Fund, Diversified Income Strategy Fund and Growth & Income Strategy Fund had the following transactions with affiliated issuers (i.e., the Underlying Funds) during the period ended August 31, 2011:

Notes to Schedule of Investments (unaudited)(continued)

Balanced Strategy Fund

Affiliated Issuer	Balance of Shares Held at 11/30/2010	Gross Additions	Gross Sales	Balance of Shares Held at 8/31/2011	Fair Value at 8/31/2011	Net Realized Gain (Loss) 12/1/2010 to 8/31/2011	Dividend Income 12/1/2010 to 8/31/2011
Lord Abbett Affiliated Fund, Inc. - Class I	20,935,809	862,870	(999,288)	20,799,391	$217,353,636	$(594,377)	$2,394,543
Lord Abbett Bond Debenture Fund, Inc. - Class I	24,256,419	2,316,371	(9,056,831)	17,515,959	132,770,969	(1,848,557)	9,546,692
Lord Abbett Research Fund, Inc. - Capital Structure Fund - Class I	19,886,800	397,313	(6,542,454)	13,741,659	156,517,491	(10,747,739)	4,825,677
Lord Abbett Research Fund, Inc. - Classic Stock Fund - Class I	5,845,513	184,293	(140,519)	5,889,287	157,008,401	558,408	1,177,243
Lord Abbett Investment Trust - Convertible Fund - Class I(a)	—	2,450,608	—	2,450,608	26,270,515	—	—
Lord Abbett Global Fund, Inc. - Emerging Markets Currency Fund (formerly, Developing Local Markets Fund) - Class I	3,822,506	367,433	—	4,189,939	28,533,486	710,295 (b)	670,037
Lord Abbett Investment Trust - Floating Rate Fund - Class I	7,149,156	4,285,526	—	11,434,682	101,082,589	383,672 (b)	2,719,289
Lord Abbett Investment Trust - High Yield Fund - Class I	25,830,603	2,963,890	(1,949,347)	26,845,146	201,607,046	(394,022)	12,336,035
Lord Abbett Securities Trust - International Core Equity Fund - Class I	5,665,629	124,768	(238,805)	5,551,592	64,731,562	(537,069)	993,093
Lord Abbett Securities Trust - International Dividend Income Fund - Class I	20,309,340	1,930,254	(1,210,244)	21,029,350	172,650,962	(931,341)	7,187,274
Lord Abbett Mid-Cap Value Fund, Inc. - Class I(a)	—	4,101,449	—	4,101,449	64,023,620	—	—

Total					$1,322,550,277	$(13,400,730)	$41,849,883

(a) Not an affiliated issuer as of November 30, 2010.
(b) Amount represents distributed capital gains.

Notes to Schedule of Investments (unaudited)(continued)

Diversified Equity Strategy Fund
Affiliated Issuer	Balance of Shares Held at 11/30/2010	Gross Additions	Gross Sales	Balance of Shares Held at 8/31/2011	Fair Value at 8/31/2011	Net Realized Gain (Loss) 12/1/2010 to 8/31/2011	Dividend Income 12/1/2010 to 8/31/2011
Lord Abbett Affiliated Fund, Inc. - Class I	2,131,278	543,750	(176,797)	2,498,231	$26,106,511	$(714,082)	$271,378
Lord Abbett Research Fund, Inc. - Classic Stock Fund - Class I	1,097,606	295,114	(83,752)	1,308,968	34,897,080	(235,974)	221,295
Lord Abbett Developing Growth Fund, Inc. - Class I	378,521	49,885	(29,535)	398,871	8,819,038	130,362	—
Lord Abbett Securities Trust - Fundamental Equity Fund - Class I	1,258,096	241,352	(74,332)	1,425,116	17,471,921	16,428	—
Lord Abbett Research Fund, Inc. - Growth Opportunities Fund - Class I	697,372	190,765	(71,303)	816,834	17,659,961	(15,450)	—
Lord Abbett Securities Trust - International Core Equity Fund - Class I	1,547,367	487,245	(274,759)	1,759,853	20,519,887	(536,163)	$271,202
Lord Abbett Securities Trust - International Opportunities Fund - Class I	935,709	295,456	(166,524)	1,064,641	13,787,095	(16,524)	90,102
Lord Abbett Stock Appreciation Fund - Class I	2,658,585	599,321	(192,079)	3,065,827	17,536,529	112,527	—
Lord Abbett Securities Trust - Value Opportunities Fund - Class I	1,041,396	205,804	(71,659)	1,175,541	17,527,309	199,609	—

Total					$174,325,331	$(1,059,267)	$853,977

Notes to Schedule of Investments (unaudited)(continued)

Diversified Income Strategy Fund

Affiliated Issuer	Balance of Shares Held at 11/30/2010	Gross Additions	Gross Sales	Balance of Shares Held at 8/31/2011	Fair Value at 8/31/2011	Net Realized Gain (Loss) 12/1/2010 to 8/31/2011		Dividend Income 12/1/2010 to 8/31/2011
Lord Abbett Bond Debenture Fund, Inc. - Class I	4,745,360	2,534,594	(962,892)	6,317,062	$47,883,328	$(475,058)		$2,266,622
Lord Abbett Research Fund, Inc. - Capital Structure Fund - Class I	5,873,971	3,143,985	(2,841,136)	6,176,820	70,353,981	(620,048)		1,723,403
Lord Abbett Investment Trust - Convertible Fund - Class I(a)	—	747,646	—	747,646	8,014,763	—		—
Lord Abbett Global Fund, Inc. - Emerging Markets Currency Fund (formerly, Developing Local Markets Fund) - Class I	814,893	2,673,516	—	3,488,409	23,756,063	175,095	(b)	188,114
Lord Abbett Investment Trust - Floating Rate Fund - Class I	1,290,382	722,866	—	2,013,248	17,797,111	71,684	(b)	602,797
Lord Abbett Investment Trust - High Yield Fund - Class I	14,580,073	8,570,509	(617,894)	22,532,688	169,220,486	3,404		8,509,877
Lord Abbett Securities Trust - International Dividend Income Fund - Class I	1,663,318	1,776,501	—	3,439,819	28,240,914	—		715,279
Lord Abbett Mid-Cap Value Fund, Inc. - Class I(a)	—	789,266	—	789,266	12,320,440	—		—
Lord Abbett Investment Trust - Short Duration Income Fund - Class I(a)	—	3,008,080	—	3,008,080	13,686,765	—		12,040
Lord Abbett Investment Trust - Total Return Fund - Class I	1,916,248	1,097,122	(1,940,167)	1,073,203	11,815,962	1,278,176	(c)	848,653

Total					$403,089,813	$433,253		$14,866,785

(a)	Not an affiliated issuer as of November 30, 2010.
(b)	Amount represents distributed capital gains.
(c)	Includes $901,152 of distributed capital gains.

Notes to Schedule of Investments (unaudited)(concluded)

Growth & Income Strategy Fund

Affiliated Issuer	Balance of Shares Held at 11/30/2010	Gross Additions	Gross Sales	Balance of Shares Held at 8/31/2011	Fair Value at 8/31/2011	Net Realized Gain (Loss) 12/1/2010 to 8/31/2011	Dividend Income 12/1/2010 to 8/31/2011
Lord Abbett Affiliated Fund, Inc. - Class I	4,149,599	636,717	—	4,786,316	$50,017,002	$—	$517,469
Lord Abbett Research Fund, Inc. - Capital Structure Fund - Class I	3,928,710	572,843	—	4,501,553	51,272,690	—	1,045,052
Lord Abbett Research Fund, Inc. - Classic Stock Fund - Class I	3,244,385	588,463	(19,019)	3,813,829	101,676,685	32,444	651,473
Lord Abbett Global Fund, Inc. - Emerging Markets Currency Fund (formerly, Developing Local Markets Fund) - Class I(a)	1,583,767	450,797	(2,034,564)	—	—	319,520 (c)	299,751
Lord Abbett Investment Trust - Floating Rate Fund - Class I	2,464,927	2,136,986	—	4,601,913	40,680,913	130,148 (d)	1,016,742
Lord Abbett Securities Trust - Fundamental Equity Fund - Class I	4,681,541	426,962	(2,607,042)	2,501,461	30,667,916	(4,770,178)	—
Lord Abbett Research Fund, Inc. - Growth Opportunities Fund - Class I	1,040,923	105,810	—	1,146,733	24,792,368	—	—
Lord Abbett Investment Trust - High Yield Fund - Class I	12,076,437	2,858,172	(620,378)	14,314,231	107,499,877	(146,624)	6,281,695
Lord Abbett Securities Trust - International Core Equity Fund - Class I	6,151,740	808,421	(3,721,248)	3,238,913	37,765,725	(7,778,841)	1,100,956
Lord Abbett Securities Trust - International Dividend Income Fund - Class I	3,351,318	6,147,566	—	9,498,884	77,985,840	—	1,274,436
Lord Abbett Securities Trust - International Opportunities Fund - Class I	2,215,564	245,041	—	2,460,605	31,864,829	—	212,112
Lord Abbett Mid-Cap Value Fund, Inc. - Class I(b)	—	2,065,228	—	2,065,228	32,238,208	—	—
Lord Abbett Stock Appreciation Fund - Class I	3,363,811	523,615	—	3,887,426	22,236,077	—	—
Lord Abbett Securities Trust - Value Opportunities Fund - Class I	1,912,977	130,933	—	2,043,910	30,474,698	—	—

Total					$639,172,828	$(12,213,531)	$12,399,686

(a)	Not an affiliated issuer as of August 31, 2011.
(b)	Not an affiliated issuer as of November 30, 2010.
(c)	Includes $309,226 of distributed capital gains.
(d)	Amount represents distributed capital gains.

Investments In Underlying Funds (unaudited)

Balanced Strategy Fund, Diversified Equity Strategy Fund, Diversified Income Strategy Fund and Growth & Income Strategy Fund invest in Underlying Funds managed by Lord Abbett. As of August 31, 2011, each Fund’s long-term investments were allocated among the Underlying Funds as follows:

Balanced Strategy Fund’s Investments:

Underlying Fund Name	% of Investments
Lord Abbett Affiliated Fund, Inc. - Class I	16.43%
Lord Abbett Bond Debenture Fund, Inc. - Class I	10.04%
Lord Abbett Research Fund, Inc. - Capital Structure Fund - Class I	11.84%
Lord Abbett Research Fund, Inc. - Classic Stock Fund - Class I	11.87%
Lord Abbett Investment Trust - Convertible Fund - Class I	1.99%
Lord Abbett Global Fund, Inc. - Emerging Markets Currency Fund - Class I (formerly, Developing Local Markets Fund)	2.16%
Lord Abbett Investment Trust - Floating Rate Fund - Class I	7.64%
Lord Abbett Investment Trust - High Yield Fund - Class I	15.24%
Lord Abbett Securities Trust - International Core Equity Fund - Class I	4.89%
Lord Abbett Securities Trust - International Dividend Income Fund - Class I	13.06%
Lord Abbett Mid-Cap Value Fund, Inc. - Class I	4.84%

Diversified Equity Strategy Fund’s Investments:

Underlying Fund Name	% of Investments
Lord Abbett Affiliated Fund, Inc. - Class I	14.98%
Lord Abbett Research Fund, Inc. - Classic Stock Fund - Class I	20.02%
Lord Abbett Developing Growth Fund, Inc - Class I	5.06%
Lord Abbett Securities Trust - Fundamental Equity Fund - Class I	10.02%
Lord Abbett Research Fund, Inc. - Growth Opportunities Fund - Class I	10.13%
Lord Abbett Securities Trust - International Core Equity Fund - Class I	11.77%
Lord Abbett Securities Trust - International Opportunities Fund - Class I	7.91%
Lord Abbett Stock Appreciation Fund - Class I	10.06%
Lord Abbett Securities Trust - Value Opportunities Fund - Class I	10.05%

Diversified Income Strategy Fund’s Investments:

Underlying Fund Name	% of Investments
Lord Abbett Bond Debenture Fund, Inc. - Class I	11.88%
Lord Abbett Research Fund, Inc. - Capital Structure Fund - Class I	17.45%
Lord Abbett Investment Trust - Convertible Fund - Class I	1.99%
Lord Abbett Global Fund, Inc. - Emerging Markets Currency Fund - Class I (formerly, Developing Local Markets Fund)	5.89%
Lord Abbett Investment Trust - Floating Rate Fund - Class I	4.41%
Lord Abbett Investment Trust - High Yield Fund - Class I	41.98%
Lord Abbett Securities Trust - International Dividend Income Fund - Class I	7.01%
Lord Abbett Mid-Cap Value Fund, Inc. - Class I	3.06%
Lord Abbett Investment Trust - Short Duration Income Fund - Class I	3.40%
Lord Abbett Investment Trust - Total Return Fund - Class I	2.93%

Investments In Underlying Funds (unaudited)(continued)

Growth & Income Strategy Fund’s Investments:

Underlying Fund Name	% of Investments
Lord Abbett Affiliated Fund, Inc. - Class I	7.83%
Lord Abbett Research Fund, Inc. - Capital Structure Fund - Class I	8.02%
Lord Abbett Research Fund, Inc. - Classic Stock Fund - Class I	15.91%
Lord Abbett Investment Trust - Floating Rate Fund - Class I	6.36%
Lord Abbett Securities Trust - Fundamental Equity Fund - Class I	4.80%
Lord Abbett Research Fund, Inc. - Growth Opportunities Fund - Class I	3.88%
Lord Abbett Investment Trust - High Yield Fund - Class I	16.82%
Lord Abbett Securities Trust - International Core Equity Fund - Class I	5.91%
Lord Abbett Securities Trust - International Dividend Income Fund - Class I	12.20%
Lord Abbett Securities Trust - International Opportunities Fund - Class I	4.98%
Lord Abbett Mid-Cap Value Fund, Inc. - Class I	5.04%
Lord Abbett Stock Appreciation Fund - Class I	3.48%
Lord Abbett Securities Trust - Value Opportunities Fund - Class I	4.77%

The Ten Largest Holdings and the Holdings by Sector, as of August 31, 2011, for each Underlying Fund are presented below. Each Underlying Fund’s annual and semiannual reports, which are sent to shareholders and filed with the SEC, contain information about the Fund’s portfolio holdings, including a complete schedule of holdings. A complete schedule of holdings for each Underlying Fund is also filed with the SEC on Form N-Q as of the end of each respective Underlying Fund’s first and third quarters. In addition, on or about the first day of the second month following each calendar quarter-end, each Fund makes publicly available a complete schedule of its portfolio holdings as of the last day of each such quarter. The information for the most recently ended calendar quarter may be viewed at www.lordabbett.com or requested at no charge by calling Lord Abbett at 888-522-2388.

Lord Abbett Affiliated Fund, Inc.

Ten Largest Holdings	% of Investments
JPMorgan Chase & Co.	3.57%
Chevron Corp.	3.43%
Wells Fargo & Co.	3.16%
Pfizer, Inc.	2.89%
Goldman Sachs Group, Inc. (The)	2.31%
AT&T, Inc.	2.26%
General Electric Co.	1.90%
UnitedHealth Group, Inc.	1.76%
Merck & Co., Inc.	1.74%
Johnson & Johnson	1.70%

Holdings by Sector*	% of Investments
Consumer Discretionary	12.49%
Consumer Staples	6.57%
Energy	15.37%
Financials	21.77%
Health Care	13.53%
Industrials	8.60%
Information Technology	6.23%
Materials	7.81%
Telecommunication Services	4.37%
Utilities	1.80%
Short-Term Investment	1.46%

Total	100.00%

*	A sector may comprise several industries.

Investments In Underlying Funds (unaudited)(continued)

Lord Abbett Bond Debenture Fund, Inc.

Ten Largest Holdings	% of Investments
Crown Cork & Seal Co., Inc., 7.375%, 12/15/2026	0.62%
SBA Communications Corp., 4.00%, 10/1/2014	0.61%
Sprint Capital Corp., 6.90%, 5/1/2019	0.59%
CC Holdings GS V LLC/Crown Castle GS III Corp., 7.75%, 5/1/2017	0.57%
OGX Petroleo e Gas Participacoes SA, 8.50%, 6/1/2018	0.56%
SunGard Data Systems, Inc., 10.25%, 8/15/2015	0.54%
Community Health Systems, Inc., 8.875%, 7/15/2015	0.52%
Williams Cos., Inc. (The), 5.50%, 6/1/2033	0.49%
Apache Corp., 6.00%, 8/1/2013	0.49%
Cooper-Standard Holdings, Inc.	0.48%

Holdings by Sector*	% of Investments
Agency	0.02%
Automotive	4.35%
Banking	4.10%
Basic Industry	9.55%
Capital Goods	7.69%
Consumer Cyclical	4.84%
Consumer Non-Cyclical	2.80%
Energy	14.35%
Financial Services	4.72%
Foreign Government	0.14%
Healthcare	8.12%
Insurance	2.05%
Media	6.58%
Municipal	0.41%
Real Estate	1.22%
Services	10.59%
Technology & Electronics	7.14%
Telecommunications	8.52%
Utility	2.13%
Short-Term Investment	0.68%

Total	100.00%

*	A sector may comprise several industries.

Lord Abbett Research Fund, Inc. – Capital Structure Fund

Ten Largest Holdings	% of Investments
Chevron Corp.	2.46%
ConocoPhillips	1.59%
Mylan, Inc.	1.48%
Exxon Mobil Corp.	1.44%
Apple, Inc.	1.41%
Microsoft Corp.	1.24%
JPMorgan Chase & Co.	1.11%
Pfizer, Inc.	0.96%
Johnson & Johnson	0.95%
AT&T, Inc.	0.94%

Investments In Underlying Funds (unaudited)(continued)

Holdings by Sector*	% of Investments
Consumer Discretionary	11.99%
Consumer Staples	6.06%
Energy	14.99%
Financials	12.44%
Health Care	11.69%
Industrials	11.79%
Information Technology	14.10%
Materials	7.86%
Telecommunication Services	5.09%
Utilities	2.81%
Short-Term Investment	1.18%

Total	100.00%

*	A sector may comprise several industries.

Notes to Schedule of Investments (unaudited)(continued)

Lord Abbett Research Fund, Inc. – Classic Stock Fund

Ten Largest Holdings	% of Investments
Apple, Inc.	4.54%
Google, Inc. Class A	2.11%
JPMorgan Chase & Co.	2.07%
Johnson & Johnson	2.03%
Exxon Mobil Corp.	1.85%
Union Pacific Corp.	1.84%
Pfizer, Inc.	1.80%
QUALCOMM, Inc.	1.79%
Schlumberger Ltd.	1.58%
Procter & Gamble Co. (The)	1.57%

Holdings by Sector*	% of Investments
Consumer Discretionary	10.54%
Consumer Staples	7.01%
Energy	12.73%
Financials	14.35%
Health Care	11.72%
Industrials	11.79%
Information Technology	18.81%
Materials	6.87%
Telecommunication Services	2.68%
Utilities	1.38%
Short-Term Investment	2.12%

Total	100.00%

*	A sector may comprise several industries.

Lord Abbett Investment Trust – Convertible Fund

Ten Largest Holdings	% of Investments
Intel Corp., 3.25%, 12/15/2035	1.90%
Digital River, Inc., 2.00%, 11/1/2030	1.86%
EMC Corp., 1.75%, 12/1/2013	1.84%
Newmont Mining Corp., 3.00%, 2/15/2012	1.80%
Interpublic Group of Cos., Inc. (The), 4.25%, 3/15/2023	1.75%
Apache Corp., 6.00%	1.70%
Ford Motor Co., 4.25%, 11/15/2016	1.56%
Boston Properties LP, 3.75%, 5/15/2036	1.54%
Chesapeake Energy Corp., 2.75%, 12/15/2035	1.54%
General Motors Co., 4.75%	1.52%

Notes to Schedule of Investments (unaudited)(continued)

Holdings by Sector*	% of Investments
Consumer Discretionary	11.34%
Consumer Staples	4.55%
Energy	7.81%
Financials	16.04%
Healthcare	15.59%
Industrials	3.95%
Materials	4.75%
Media	3.60%
Technology	21.24%
Telecommunications	0.92%
Transportation	0.56%
Utilities	3.48%
Short-Term Investment	6.17%

Total	100.00%

*	A sector may comprise several industries.

Investments In Underlying Funds (unaudited)(continued)

Lord Abbett Developing Growth Fund, Inc.

Ten Largest Holdings	% of Investments
Robbins & Meyers, Inc.	1.98%
athenahealth, Inc.	1.95%
Endologix, Inc.	1.93%
Clean Harbors, Inc.	1.85%
Chart Industries, Inc.	1.84%
Cepheid, Inc.	1.79%
Diamond Foods, Inc.	1.60%
Hexcel Corp.	1.58%
Cubist Pharmaceuticals, Inc.	1.56%
NetSuite, Inc.	1.55%

Holdings by Sector*	% of Investments
Consumer Discretionary	14.10%
Consumer Staples	2.57%
Energy	7.87%
Financials	8.78%
Health Care	20.37%
Industrials	18.57%
Information Technology	22.69%
Materials	1.85%
Short-Term Investment	3.20%

Total	100.00%

*	A sector may comprise several industries

Lord Abbett Global Fund, Inc. – Emerging Markets Currency Fund

(formerly, Developing Local Markets Fund)

Ten Largest Holdings	% of Investments
Turkey Government Bond, Zero Coupon, 8/3/2011	4.06%
Poland Government Bond, Zero Coupon, 1/25/2012	3.76%
Vodafone Group plc, 0.599%, 2/27/2012	1.15%
Southern Co., 0.652%, 10/21/2011	1.04%
DirecTV Holdings LLC/DirecTV Financing Co., Inc., 7.625%, 5/15/2016	1.00%
Historic TW, Inc., 9.125%, 1/15/2013	0.98%
Federal National Mortgage Assoc., 5.50%, 11/1/2034	0.97%
Mosaic Co. (The), 7.625%, 12/1/2016	0.96%
Comcast Cable Communications Holdings, Inc., 8.375%, 3/15/2013	0.95%
General Electric Capital Corp., 2.00%, 9/28/2012	0.94%

Notes to Schedule of Investments (unaudited)(continued)

Holdings by Sector*	% of Investments
Agency	0.23%
Asset Backed	13.76%
Automotive	0.59%
Banking	4.80%
Basic Industry	3.64%
Capital Goods	0.91%
Consumer Cyclical	1.80%
Consumer Non-Cyclical	3.17%
Energy	6.58%
Financial Services	2.58%
Foreign Government	9.37%
Healthcare	2.87%
Insurance	0.95%
Media	3.34%
Mortgage Backed	28.02%
Real Estate	2.48%
Services	3.67%
Technology & Electronics	3.19%
Telecommunications	3.83%
Utility	4.22%

Total	100.00%

*	A sector may comprise several industries.

Lord Abbett Investment Trust – Floating Rate Fund

Ten Largest Holdings	% of Investments
HCA, Inc. Extended Term Loan B3, 3.496%, 5/1/2018	1.52%
Texas Competitive Electric Holdings Co. LLC Extended Term Loan, 4.706%, 10/10/2017	1.51%
Intelsat Jackson Holdings SA Tranche B Term Loan, 5.25%, 4/2/2018	1.28%
CommScope, Inc. New Term Loan B, 5.00%, 1/4/2018	1.18%
Avaya, Inc. Term Loan, 3.064%, 10/24/2014	1.06%
Springleaf Finance Corp. Term Loan, 5.50%, 5/10/2017	1.00%
Drumm Investors LLC Term Loan, 5.00%, 5/4/2018	0.91%
Del Monte Foods Co. Term Loan, 4.50%, 3/8/2018	0.90%
Freescale Semiconductor, Inc. Extended Term Loan B, 4.438%, 12/1/2016	0.90%
Community Health Systems, Inc. Non Extended Term Loan, 2.69%, 7/25/2014	0.84%

Notes to Schedule of Investments (unaudited)(continued)

Holdings by Sector*	% of Investments
Aerospace	2.94%
Chemicals	3.03%
Consumer Durables	0.07%
Consumer Non-Durables	1.50%
Energy	1.79%
Financials	4.43%
Food/Tobacco	5.49%
Forest Products	1.34%
Forest Products/Containers	0.77%
Gaming/Leisure	4.69%
Healthcare	12.76%
Housing	2.62%
Information Technology	7.64%
Manufacturing	4.21%
Media/Telecommunications	17.68%
Metals/Minerals	3.16%
Retail	4.71%
Service	13.94%
Transportation	4.40%
Utility	2.83%

Total	100.00%

*	A sector may comprise several industries.

Investments In Underlying Funds (unaudited)(continued)

Lord Abbett Securities Trust – Fundamental Equity Fund

Ten Largest Holdings	% of Investments
Exxon Mobil Corp.	4.12%
Amgen, Inc.	2.24%
Barrick Gold Corp.	2.22%
Archer-Daniels-Midland Co.	2.15%
Anadarko Petroleum Corp.	2.07%
Bunge Ltd.	1.99%
PNC Financial Services Group, Inc. (The)	1.99%
State Street Corp.	1.96%
Celgene Corp.	1.95%
Omnicom Group, Inc.	1.74%

Holdings by Sector*	% of Investments
Consumer Discretionary	9.57%
Consumer Staples	9.42%
Energy	20.30%
Financials	16.26%
Health Care	17.18%
Industrials	10.50%
Information Technology	5.47%
Materials	8.44%
Utilities	1.68%
Short-Term Investment	1.18%

Total	100.00%

*	A sector may comprise several industries.

Lord Abbett Research Fund, Inc. – Growth Opportunities Fund

Ten Largest Holdings	% of Investments
CONSOL Energy, Inc.	1.83%
Cameron International Corp.	1.82%
Green Mountain Coffee Roasters, Inc.	1.70%
Agilent Technologies, Inc.	1.68%
Wynn Resorts Ltd.	1.62%
Intuitive Surgical, Inc.	1.58%
Citrix Systems, Inc.	1.51%
Kansas City Southern	1.48%
Watson Pharmaceuticals, Inc.	1.45%
Ross Stores, Inc.	1.45%

Investments In Underlying Funds (unaudited)(continued)

Holdings by Sector*	% of Investments
Consumer Discretionary	21.39%
Consumer Staples	3.10%
Energy	11.58%
Financials	6.73%
Health Care	12.46%
Industrials	13.76%
Information Technology	21.93%
Materials	8.71%
Short-Term Investment	0.34%

Total	100.00%

*	A sector may comprise several industries.

Lord Abbett Investment Trust – High Yield Fund

Ten Largest Holdings	% of Investments
Ford Motor Credit Co. LLC, 12.00%, 5/15/2015	1.11%
OGX Petroleo e Gas Participacoes SA, 8.50%, 6/1/2018	1.06%
El Paso Corp., 8.05%, 10/15/2030	0.89%
Pinnacle Foods Finance LLC/Pinnacle Foods Finance Corp., 10.625%, 4/1/2017	0.87%
Republic of Brazil, 12.50%, 1/5/2016	0.73%
HCA, Inc., 7.875%, 2/15/2020	0.72%
Foodcorp Ltd., 8.75%, 3/1/2018	0.70%
Liberty Mutual Group, Inc., 10.75%, 6/15/2058	0.70%
International Lease Finance Corp., 8.75%, 3/15/2017	0.64%
Ford Motor Co., 7.45%, 7/16/2031	0.64%

Holdings by Sector*	% of Investments
Agency	0.00%**
Automotive	7.43%
Banking	1.65%
Basic Industry	10.71%
Capital Goods	5.40%
Consumer Cyclical	7.58%
Consumer Non-Cyclical	5.04%
Energy	12.84%
Financial Services	4.83%
Foreign Government	1.56%
Healthcare	3.71%
Insurance	0.96%
Media	5.62%
Real Estate	0.73%
Services	16.82%
Technology & Electronics	4.94%
Telecommunications	5.85%
Utility	3.42%
Short-Term Investment	0.91%

Total	100.00%

*	A sector may comprise several industries
**	Amount is less than .01%.

Investments In Underlying Funds (unaudited)(continued)

Lord Abbett Securities Trust – International Core Equity Fund

Ten Largest Holdings	% of Investments
Novartis AG Registered Shares	2.33%
Yamana Gold, Inc.	2.03%
Vodafone Group plc	2.00%
Glaxosmithkline plc ADR	1.97%
East Japan Railway Co.	1.84%
Telenor ASA	1.83%
Fresenius SE & Co. KGaA	1.82%
Anheuser-Busch InBev NV	1.81%
Nestle SA Registered Shares	1.79%
Tullow Oil plc	1.76%

Holdings by Sector*	% of Investments
Consumer Discretionary	9.66%
Consumer Staples	11.90%
Energy	6.01%
Financials	19.90%
Health Care	8.96%
Industrials	11.62%
Information Technology	7.24%
Materials	9.65%
Telecommunication Services	7.10%
Utilities	6.34%
Short-Term Investment	1.62%

Total	100.00%

*	A sector may comprise several industries.

Lord Abbett Securities Trust – International Dividend Income Fund

Ten Largest Holdings	% of Investments
CEZ AS	2.21%
Vodafone Group plc	1.69%
DBS Group Holdings Ltd.	1.69%
Tele2 AB B Shares	1.64%
Telecomunicacoes de Sao Paulo SA ADR	1.63%
Spark Infrastructure Group	1.61%
Telenor ASA	1.61%
ASX Ltd.	1.60%
Fred. Olsen Energy ASA	1.59%
Bezeq The Israeli Telecommunication Corp., Ltd.	1.53%

Investments In Underlying Funds (unaudited)(continued)

Holdings by Sector*	% of Investments
Consumer Discretionary	6.29%
Consumer Staples	10.09%
Energy	7.54%
Financials	20.71%
Health Care	5.23%
Industrials	5.87%
Information Technology	4.38%
Materials	3.56%
Telecommunication Services	18.53%
Utilities	13.66%
Short-Term Investment	4.14%

Total	100.00%

*	A sector may comprise several industries.

Lord Abbett Securities Trust – International Opportunities Fund

Ten Largest Holdings	% of Investments
FP Corp.	1.81%
Incitec Pivot Ltd.	1.78%
Gemalto N.V.	1.74%
Don Quijote Co., Ltd. ASA	1.71%
Gerresheimer AG	1.66%
Nabtesco Corp.	1.48%
Elia System Operator N.V.	1.47%
Intertek Group plc	1.46%
Axfood AB	1.43%
Intrum Justitia AB	1.43%

Holdings by Sector*	% of Investments
Consumer Discretionary	20.79%
Consumer Staples	9.82%
Energy	4.69%
Financials	13.84%
Health Care	2.83%
Industrials	21.57%
Information Technology	10.47%
Materials	9.92%
Telecommunication Services	0.69%
Utilities	3.51%
Short-Term Investment	1.87%

Total	100.00%

*	A sector may comprise several industries.

Investments In Underlying Funds (unaudited)(continued)

Lord Abbett Mid-Cap Value Fund, Inc.

Ten Largest Holdings	% of Investments
EQT Corp.	2.52%
Interpublic Group of Cos., Inc. (The)	2.35%
Bunge Ltd.	2.17%
Mylan, Inc.	2.09%
El Paso Corp.	1.86%
Omnicom Group, Inc.	1.84%
Lazard Ltd. Class A	1.74%
Republic Services, Inc.	1.66%
QEP Resources, Inc.	1.63%
Fiserv, Inc.	1.56%

Holdings by Sector*	% of Investments
Consumer Discretionary	13.04%
Consumer Staples	2.72%
Energy	13.84%
Financials	16.43%
Health Care	11.50%
Industrials	15.69%
Information Technology	7.73%
Materials	11.46%
Telecommunication Services	1.07%
Utilities	3.38%
Short-Term Investment	3.14%

Total	100.00%

*	A sector may comprise several industries.

Lord Abbett Investment Trust – Short Duration Income Fund

Ten Largest Holdings	% of Investments
DirecTV Holdings LLC/DirecTV Financing Co., Inc., 7.625%, 5/15/2016	0.97%
Georgia-Pacific LLC, 8.25%, 5/1/2016	0.86%
Anglo American Capital plc, 9.375%, 4/8/2014	0.83%
Qwest Corp., 8.875%, 3/15/2012	0.77%
Freeport-McMoRan Copper & Gold, Inc., 8.375%, 4/1/2017	0.75%
Georgia-Pacific LLC, 7.125%, 1/15/2017	0.73%
Mosaic Co. (The), 7.625%, 12/1/2016	0.66%
Federal Home Loan Mortgage Corp. K007 A1, 3.342%, 12/25/2019	0.63%
Bank of America Corp., 7.375%, 5/15/2014	0.55%
Teck Resources Ltd., 10.25%, 5/15/2016	0.52%

Investments In Underlying Funds (unaudited)(continued)

Holdings by Sector*	% of Investments
Auto	0.55%
Basic Industry	3.70%
Capital Goods	0.25%
Consumer Cyclical	2.51%
Consumer Discretionary	1.83%
Consumer Non-Cyclical	0.12%
Consumer Services	1.74%
Consumer Staples	1.58%
Energy	5.84%
Financial Services	52.79%
Foreign Government	0.31%
Health Care	1.49%
Integrated Oils	1.82%
Materials & Processing	6.59%
Municipal	0.68%
Other	0.30%
Producer Durables	0.64%
Technology	1.95%
Telecommunications	2.16%
Transportation	1.38%
U.S. Government	4.12%
Utilities	3.41%
Short-Term Investments	4.24%

Total	100.00%

*	A sector may comprise several industries

Lord Abbett Stock Appreciation Fund

Ten Largest Holdings	% of Investments
Apple, Inc.	7.64%
Google, Inc. Class A	2.99%
Amazon.com, Inc.	2.88%
QUALCOMM, Inc.	2.74%
Schlumberger Ltd.	2.44%
MasterCard, Inc. Class A	1.96%
eBay, Inc.	1.84%
Halliburton Co.	1.82%
Cameron International Corp.	1.81%
Precision Castparts Corp.	1.66%

Investments In Underlying Funds (unaudited)(continued)

Holdings by Sector*	% of Investments
Consumer Discretionary	16.35%
Consumer Staples	3.28%
Energy	13.50%
Financials	4.18%
Health Care	9.46%
Industrials	12.60%
Information Technology	31.99%
Materials	7.46%
Short-Term Investment	1.18%

Total	100.00%

*	A sector may comprise several industries.

Lord Abbett Investment Trust – Total Return Fund

Ten Largest Holdings	% of Investments
U.S. Treasury Note, 1.00%, 8/31/2016	8.29%
Federal Home Loan Mortgage Corp., 4.00%, TBA	3.99%
U.S. Treasury Note, 0.625%, 7/15/2014	3.92%
U.S. Treasury Bond, 4.375%, 5/15/2041	2.55%
U.S. Treasury Note, 1.375%, 1/15/2013	2.44%
Federal National Mortgage Assoc., 4.50%, 6/1/2041	2.20%
U.S. Treasury Bond, 2.125%, 8/15/2021	1.66%
Federal National Mortgage Assoc., 3.50%, TBA	1.49%
Federal Home Loan Mortgage Corp., 5.00%, TBA	1.39%
Government National Mortgage Assoc., 4.00%, TBA	1.26%

Holdings by Sector*	% of Investments
Auto	0.57%
Basic Industry	0.89%
Capital Goods	0.19%
Consumer Cyclical	0.81%
Consumer Discretionary	0.60%
Consumer Non-Cyclical	0.02%
Consumer Services	0.65%
Consumer Staples	0.60%
Energy	4.59%
Financial Services	28.52%
Foreign Government	2.71%
Health Care	0.37%
Integrated Oils	1.33%
Materials and Processing	2.77%
Municipal	2.13%
Producer Durables	0.52%
Technology	0.83%
Telecommunications	0.94%
Transportation	0.97%
U.S. Government	39.29%
Utilities	1.90%
Short-Term Investments	8.80%

Total	100.00%

*	A sector may comprise several industries.

Investments In Underlying Funds (unaudited)(concluded)

Lord Abbett Securities Trust – Value Opportunities Fund

Ten Largest Holdings	% of Investments
Fortune Brands, Inc.	2.30%
Kinetic Concepts, Inc.	2.16%
Watson Pharmaceuticals, Inc.	2.06%
PVH Corp.	1.98%
Alliance Data Systems Corp.	1.86%
Coventry Health Care, Inc.	1.83%
Interpublic Group of Cos., Inc. (The)	1.77%
Waste Connections, Inc.	1.62%
Range Resources Corp.	1.60%
Alterra Capital Holdings Ltd.	1.55%

Holdings by Sector*	% of Investments
Consumer Discretionary	11.83%
Consumer Staples	1.77%
Energy	8.47%
Financials	14.92%
Health Care	11.42%
Industrials	17.47%
Information Technology	13.63%
Materials	11.36%
Utilities	4.37%
Short-Term Investment	4.76%

Total	100.00%

*	A sector may comprise several industries.

Item 2:	Controls and Procedures.

(a)	Based on their evaluation of the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) as of a date within 90 days prior to the filing date of this report, the Chief Executive Officer and Chief Financial Officer of the Registrant have concluded that such disclosure controls and procedures are reasonably designed and effective to ensure that material information relating to the Registrant, including its consolidated subsidiaries, is made known to them by others within those entities.

(b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3:	Exhibits.

Certification of each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940 is attached hereto as a part of EX-99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

LORD ABBETT INVESTMENT TRUST

By:	/s/ Robert S. Dow
Robert S. Dow
Chief Executive Officer and Chairman

Date: October 24, 2011

By:	/s/ Joan A. Binstock
Joan A. Binstock
Chief Financial Officer and Vice President

Date: October 24, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Robert S. Dow
Robert S. Dow
Chief Executive Officer and Chairman

Date: October 24, 2011

By:	/s/ Joan A. Binstock
Joan A. Binstock
Chief Financial Officer and Vice President

Date: October 24, 2011